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                                                        ------------------------
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                                                        hours per response: 18.9
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file
number 811-01424

                                AIM Equity Funds
               (Exact name of registrant as specified in charter)

               11 Greenway Plaza, Suite 100 Houston, Texas 77046
              (Address of principal executive offices) (Zip code)

       Philip A. Taylor 11 Greenway Plaza, Suite 100 Houston, Texas 77046
                    (Name and address of agent for service)

       Registrant's telephone number, including area code: (713) 626-1919

Date of fiscal year end: 10/31

Date of reporting period: 4/30/08

Item 1. Reports to Stockholders.

                              AIM CAPITAL DEVELOPMENT FUND
                              Semiannual Report to Shareholders - April 30, 2008

[INVESCO AIM LOGO]
 - SERVICE MARK -

                                       [MOUNTAIN GRAPHIC]

AIM Investments                 2      Fund Performance
became INVESCO AIM              3      Letter to Shareholders
on March 31, 2008.              4      Schedule of Investments
                                7      Financial Statements
For more details,               10     Notes to Financial Statements
go to invescoaim.com            16     Financial Highlights
                                20     Fund Expenses
                                21     Approval of Sub-Advisory Agreement
                                22     Results of Proxy

                                For the most current month-end Fund performance and commentary, please visit invescoaim.com.

                                Unless otherwise noted, all data provided by Invesco Aim.

                                THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE
                                FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING
                                SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY
                                BEFORE INVESTING.

                                NOT FDIC INSURED  MAY LOSE VALUE  NO BANK GUARANTEE

FUND PERFORMANCE

=====================================================================================
PERFORMANCE SUMMARY                                                                     THE INCEPTION DATE OF CLASS R SHARES) AT
                                                                                        NET ASSET VALUE, ADJUSTED TO REFLECT THE
FUND VS. INDEXES                                                                        HIGHER RULE 12B-1 FEES APPLICABLE TO CLASS
Cumulative total returns, 10/31/07 to 4/30/08, at net asset value (NAV). Performance    R SHARES. CLASS A SHARES' INCEPTION DATE IS
shown does not include applicable contingent deferred sales charges (CDSC) or           JUNE 17, 1996.
front-end sales charges, which would have reduced performance.
                                                                                           INVESTOR CLASS SHARES' INCEPTION DATE IS
Class A Shares                                                              -14.36%     NOVEMBER 30, 2004. RETURNS SINCE THAT DATE
Class B Shares                                                              -14.67      ARE HISTORICAL RETURNS. ALL OTHER RETURNS
Class C Shares                                                              -14.64      ARE BLENDED RETURNS OF HISTORICAL INVESTOR
Class R Shares                                                              -14.47      CLASS SHARE PERFORMANCE AND RESTATED CLASS
Investor Class Shares                                                       -14.31      A SHARE PERFORMANCE (FOR PERIODS PRIOR TO
S&P 500 Index(triangle) (Broad Market Index)                                 -9.63      THE INCEPTION DATE OF INVESTOR CLASS
Russell Midcap Growth Index(triangle) (Style-Specific Index)                 -8.44      SHARES) AT NET ASSET VALUE, WHICH RESTATED
Lipper Mid-Cap Growth Funds Index(triangle) (Peer Group Index)              -10.30      PERFORMANCE WILL REFLECT THE RULE 12B-1
                                                                                        FEES APPLICABLE TO CLASS A SHARES FOR THE
(triangle)Lipper Inc.                                                                   PERIOD USING BLENDED RETURNS. CLASS A
                                                                                        SHARES' INCEPTION DATE IS JUNE 17, 1996.
The S&P 500 --REGISTERED TRADEMARK-- INDEX is a market capitalization-weighted index
covering all major areas of the U.S. economy. It is not the 500 largest companies,         THE PERFORMANCE DATA QUOTED REPRESENT
but rather the most widely held 500 companies chosen with respect to market size,       PAST PERFORMANCE AND CANNOT GUARANTEE
liquidity, and their industry.                                                          COMPARABLE FUTURE RESULTS; CURRENT
                                                                                        PERFORMANCE MAY BE LOWER OR HIGHER. PLEASE
   The RUSSELL MIDCAP --REGISTERED TRADEMARK-- GROWTH INDEX measures the performance    VISIT INVESCOAIM.COM FOR THE MOST RECENT
of those Russell Midcap companies with higher price-to-book ratios and higher           MONTH-END PERFORMANCE. PERFORMANCE FIGURES
forecasted growth values. The Russell Midcap Growth Index is a trademark/service mark   REFLECT REINVESTED DISTRIBUTIONS, CHANGES
of the Frank Russell Company. Russell --REGISTERED TRADEMARK-- is a trademark of the    IN NET ASSET VALUE AND THE EFFECT OF THE
Frank Russell Company.                                                                  MAXIMUM SALES CHARGE UNLESS OTHERWISE
                                                                                        STATED. PERFORMANCE FIGURES DO NOT REFLECT
   The LIPPER MID-CAP GROWTH FUNDS INDEX is an equally weighted representation of the   DEDUCTION OF TAXES A SHAREHOLDER WOULD PAY
largest funds in the Lipper Mid-Cap Growth Funds category. These funds have an          ON FUND DISTRIBUTIONS OR SALE OF FUND
above-average price-to-earnings ratio, price-to-book ratio, and three-year              SHARES. INVESTMENT RETURN AND PRINCIPAL
sales-per-share growth value, compared to the S&P MidCap 400 Index.                     VALUE WILL FLUCTUATE SO THAT YOU MAY HAVE A
                                                                                        GAIN OR LOSS WHEN YOU SELL SHARES.
   The Fund is not managed to track the performance of any particular index,
including the indexes defined here, and consequently, the performance of the Fund may      THE TOTAL ANNUAL FUND OPERATING EXPENSE
deviate significantly from the performance of the indexes.                              RATIO SET FORTH IN THE MOST RECENT FUND
                                                                                        PROSPECTUS AS OF THE DATE OF THIS REPORT
   A direct investment cannot be made in an index. Unless otherwise indicated, index    FOR CLASS A, CLASS B, CLASS C, CLASS R AND
results include reinvested dividends, and they do not reflect sales charges.            INVESTOR CLASS SHARES WAS 1.21%, 1.96%,
Performance of an index of funds reflects fund expenses; performance of a market        1.96%, 1.46% AND 1.21%, RESPECTIVELY. THE
index does not.                                                                         EXPENSE RATIOS PRESENTED ABOVE MAY VARY
                                                                                        FROM THE EXPENSE RATIOS PRESENTED IN OTHER
=====================================================================================   SECTIONS OF THIS REPORT THAT ARE BASED ON
                                                                                        EXPENSES INCURRED DURING THE PERIOD COVERED
=========================================   =========================================   BY THIS REPORT.
AVERAGE ANNUAL TOTAL RETURNS                AVERAGE ANNUAL TOTAL RETURNS
As of 4/30/08, including maximum            As of 3/31/08, the most recent calendar        CLASS A SHARE PERFORMANCE REFLECTS THE
applicable sales charges                    quarter-end, including maximum applicable   MAXIMUM 5.50% SALES CHARGE, AND CLASS B AND
                                            sales charges                               CLASS C SHARE PERFORMANCE REFLECTS THE
                                                                                        APPLICABLE CONTINGENT DEFERRED SALES CHARGE
CLASS A SHARES                              CLASS A SHARES                              (CDSC) FOR THE PERIOD INVOLVED. THE CDSC ON
Inception (6/17/96)                  9.20%  Inception (6/17/96)                  8.70%  CLASS B SHARES DECLINES FROM 5% BEGINNING
10 Years                             5.49   10 Years                             4.86   AT THE TIME OF PURCHASE TO 0% AT THE
 5 Years                            12.63    5 Years                            12.66   BEGINNING OF THE SEVENTH YEAR. THE CDSC ON
 1 Year                            -12.87    1 Year                            -15.44   CLASS C SHARES IS 1% FOR THE FIRST YEAR
                                                                                        AFTER PURCHASE. CLASS R SHARES DO NOT HAVE
CLASS B SHARES                              CLASS B SHARES                              A FRONT-END SALES CHARGE; RETURNS SHOWN ARE
Inception (10/1/96)                  8.34%  Inception (10/1/96)                  7.82%  AT NET ASSET VALUE AND DO NOT REFLECT A
10 Years                             5.50   10 Years                             4.89   0.75% CDSC THAT MAY BE IMPOSED ON A TOTAL
 5 Years                            12.86    5 Years                            12.89   REDEMPTION OF RETIREMENT PLAN ASSETS WITHIN
 1 Year                            -12.48    1 Year                            -15.20   THE FIRST YEAR. INVESTOR CLASS SHARES DO
                                                                                        NOT HAVE A FRONT-END SALES CHARGE OR A
CLASS C SHARES                              CLASS C SHARES                              CDSC; THEREFORE, PERFORMANCE IS AT NET
Inception (8/4/97)                   6.94%  Inception (8/4/97)                   6.38%  ASSET VALUE.
10 Years                             5.34   10 Years                             4.72
 5 Years                            13.10    5 Years                            13.13      THE PERFORMANCE OF THE FUND'S SHARE
 1 Year                             -9.24    1 Year                            -12.06   CLASSES WILL DIFFER PRIMARILY DUE TO
                                                                                        DIFFERENT SALES CHARGE STRUCTURES AND CLASS
CLASS R SHARES                              CLASS R SHARES                              EXPENSES.
10 Years                             5.89%  10 Years                             5.26%
 5 Years                            13.67    5 Years                            13.69
 1 Year                             -7.99    1 Year                            -10.81

INVESTOR CLASS SHARES                       INVESTOR CLASS SHARES
10 Years                             6.09%  10 Years                             5.46%
 5 Years                            13.94    5 Years                            13.95
 1 Year                             -7.73    1 Year                            -10.56
=========================================   =========================================
CLASS R SHARES' INCEPTION DATE IS JUNE 3,   ARE BLENDED RETURNS OF HISTORICAL CLASS R
2002. RETURNS SINCE THAT DATE ARE           SHARE PERFORMANCE AND RESTATED CLASS A
HISTORICAL RETURNS. ALL OTHER RETURNS       SHARE PERFORMANCE (FOR PERIODS PRIOR TO


2      AIM CAPITAL DEVELOPMENT FUND

                       Dear Fellow AIM Fund Shareholders:
                       The lines of communication are open: More than 250 of you have responded to the invitation I extended in my previous letter to complete an online survey, and more than 50 shareholders have contacted me directly by
                       e-mail. When I could respond quickly and easily to a shareholder's specific concern I did, but the messages
     [CROCKETT         for the most part raised consistent issues that I respond to here.
       PHOTO]
                          I have received many suggestions, a few complaints, and one offer to buy a gold mine! In general, your letters expressed an appreciation for transparency, frankness and the opportunity to comment. Nevertheless, several shareholders found room for improvement in communications. Some would like more concise letters
   Bruce Crockett      while others would prefer reports to be more customized for their particular information needs. With these reports going to tens of thousands of people, shareholder communications necessarily have to cover those issues common to a diverse population as well as the information required by law. The ability to change or further customize letters and reports is also affected by technology, timeliness and cost.

   Online survey responders preferred electronic communications to paper at a ratio of 63% to 37%. Direct responders expressed more of a preference for paper, especially for long reports. Electronic communications are more cost-effective than paper communications that have to be printed and mailed, so I encourage those who have resisted electronic communications to give them a try.

   The correspondence shows that improving fund performance and reducing shareholder costs remain the key shareholder concerns.
Several letters noted individual funds where performance had changed for the better, while others remained dissatisfied with the returns from funds they hold. Although 75% of the online survey responders wanted to see more overall fund performance data in these letters, and 58% wanted more information on individual funds, Securities and Exchange Commission (SEC) and Financial Industry
Regulatory Authority (FINRA) rules are very specific about the way fund performance can be discussed in print. Respect for those rules prevents me from commenting on individual funds or very recent results here, but I can assure you that your Board and all of its Investments subcommittees continue to work with Invesco Aim to make improved performance a top priority for all fund managers.

   Expense levels came up as another dominant issue, and no respondent felt these were too low. Several shareholders questioned the need for 12b-1 fees, which cover the cost of distributing fund shares and thereby help the fund to attract new assets. Your Board reviews the funds' 12b-1 fees annually with the shareholders' best interests in mind. While your Board keeps its eye on containing or lowering these fees wherever possible, we also are mindful that 12b-1 fees may be necessary in order to maintain an effective distribution system for fund shares.

   The value of communication between the Board and shareholders has been noted within and beyond the Invesco Aim community. In the online survey, 87% of the respondents felt it was either somewhat or very important to hear directly from the Board, with 55%
saying it was very important. Morningstar--TRADEMARK--, the mutual fund tracking company, also commented favorably on this channel of communication in its fall 2007 update of fund stewardship grades, where Invesco Aim was one of fewer than 10 fund boards to get an A for board quality, according to BoardIQ (11/13/07).

   In other news, Ruth Quigley retired from your Board at the end of 2007, and we thank her for her many years of dedicated service. Larry Soll has assumed Ruth's place as a vice chair of the Investments Committee. The Valuation Committee, which Ruth used to chair, has been reorganized as the Valuation, Distribution and Proxy Oversight Committee under the chairmanship of Carl
Frischling. The elevation of proxy oversight to standing committee status responds to suggestions from shareholders. In addition,
Prema Mathai-Da-vis assumed my seat on the Governance Committee, and I moved to the Audit Committee.

   Your Board looks forward to another year of diligent effort on your behalf, and we are even more strongly motivated by your feedback. The invitation remains open to e-mail me at bruce@brucecrockett.com. I look forward to hearing from you.

Sincerely,


/S/ BRUCE L. CROCKETT


Bruce L. Crockett
Independent Chair
AIM Funds Board of Trustees

June 16, 2008


3      AIM CAPITAL DEVELOPMENT FUND

PORTFOLIO COMPOSITION

By sector, based on Net Assets
as of April 30, 2008



-------------------------------------------------------------------------
Consumer Discretionary                                               20.2%
-------------------------------------------------------------------------
Information Technology                                               18.2
-------------------------------------------------------------------------
Industrials                                                          16.5
-------------------------------------------------------------------------
Health Care                                                          12.0
-------------------------------------------------------------------------
Financials                                                           10.2
-------------------------------------------------------------------------
Energy                                                                8.3
-------------------------------------------------------------------------
Materials                                                             4.8
-------------------------------------------------------------------------
Telecommunication Services                                            3.1
-------------------------------------------------------------------------
Consumer Staples                                                      2.9
-------------------------------------------------------------------------
Utilities                                                             1.0
-------------------------------------------------------------------------
Money Market Funds Plus Other Assets Less Liabilities                 2.8
_________________________________________________________________________
=========================================================================





SCHEDULE OF INVESTMENTS(a)

April 30, 2008
(Unaudited)





                                                        SHARES           VALUE
----------------------------------------------------------------------------------

COMMON STOCKS & OTHER EQUITY INTERESTS-97.16%

ADVERTISING-0.76%

Focus Media Holding Ltd.-ADR (China)(b)(c)               353,832    $   13,052,863
==================================================================================


AEROSPACE & DEFENSE-3.68%

BE Aerospace, Inc.(c)                                    483,410        19,510,428
----------------------------------------------------------------------------------
L-3 Communications Holdings, Inc.                        180,818        20,152,166
----------------------------------------------------------------------------------
Precision Castparts Corp.                                199,809        23,489,546
==================================================================================
                                                                        63,152,140
==================================================================================


AIR FREIGHT & LOGISTICS-1.23%

Robinson (C.H.) Worldwide, Inc.                          337,732        21,169,042
==================================================================================


APPAREL RETAIL-6.02%

Abercrombie & Fitch Co.-Class A                          228,733        16,997,149
----------------------------------------------------------------------------------
Aeropostale, Inc.(c)                                     948,159        30,141,975
----------------------------------------------------------------------------------
Guess?, Inc.                                             482,914        18,485,948
----------------------------------------------------------------------------------
Ross Stores, Inc.                                        512,976        17,179,566
----------------------------------------------------------------------------------
Urban Outfitters, Inc.(c)                                604,168        20,692,754
==================================================================================
                                                                       103,497,392
==================================================================================


APPAREL, ACCESSORIES & LUXURY GOODS-4.68%

Coach, Inc.(c)                                           583,566        20,757,443
----------------------------------------------------------------------------------
Hanesbrands, Inc.(c)                                     807,186        28,267,654
----------------------------------------------------------------------------------
Polo Ralph Lauren Corp.                                  227,002        14,099,094
----------------------------------------------------------------------------------
Under Armour, Inc.-Class A(b)(c)                         518,432        17,279,338
==================================================================================
                                                                        80,403,529
==================================================================================


APPLICATION SOFTWARE-5.26%

Amdocs Ltd.(c)                                           555,190        17,421,862
----------------------------------------------------------------------------------
ANSYS, Inc.(b)(c)                                        508,711        20,465,444
----------------------------------------------------------------------------------
Citrix Systems, Inc.(c)                                  517,154        16,936,793
----------------------------------------------------------------------------------
Nuance Communications, Inc.(b)(c)                        462,751         9,384,590
----------------------------------------------------------------------------------
Solera Holdings Inc.(c)                                1,010,270        26,075,069
==================================================================================
                                                                        90,283,758
==================================================================================


ASSET MANAGEMENT & CUSTODY BANKS-1.03%

Affiliated Managers Group, Inc.(c)                       178,236        17,705,964
==================================================================================


BIOTECHNOLOGY-1.88%

Genzyme Corp.(c)                                         231,000        16,250,850
----------------------------------------------------------------------------------
OSI Pharmaceuticals, Inc.(c)                             464,281        16,087,337
==================================================================================
                                                                        32,338,187
==================================================================================


CASINOS & GAMING-1.42%

International Game Technology                            470,654        16,350,520
----------------------------------------------------------------------------------
Wynn Resorts, Ltd.                                        75,818         7,986,668
==================================================================================
                                                                        24,337,188
==================================================================================


COAL & CONSUMABLE FUELS-0.76%

Massey Energy Co.                                        250,000        13,082,500
==================================================================================


COMMUNICATIONS EQUIPMENT-1.57%

Infinera Corp.(b)(c)                                     700,741         8,871,381
----------------------------------------------------------------------------------
Juniper Networks, Inc.(c)                                653,831        18,058,812
----------------------------------------------------------------------------------
Lantronix Inc.-Wts., expiring 02/09/11 (Acquired
  02/09/07; Cost $0)(c)(d)(e)                              7,454                 0
==================================================================================
                                                                        26,930,193
==================================================================================


COMPUTER & ELECTRONICS RETAIL-0.91%

GameStop Corp.-Class A(c)                                283,857        15,623,489
==================================================================================


COMPUTER STORAGE & PERIPHERALS-0.75%

Logitech International S.A. (Switzerland)(c)             427,908        12,909,984
==================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4        AIM CAPITAL DEVELOPMENT FUND

                                                        SHARES           VALUE
----------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING-2.16%

Chicago Bridge & Iron Co. N.V.-New York Shares           378,010    $   15,059,919
----------------------------------------------------------------------------------
Foster Wheeler Ltd.(c)                                   347,151        22,110,047
==================================================================================
                                                                        37,169,966
==================================================================================


CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS-1.63%

Joy Global Inc.                                          376,777        27,975,692
==================================================================================


CONSUMER FINANCE-0.99%

SLM Corp.(c)                                             921,063        17,067,297
==================================================================================


DATA PROCESSING & OUTSOURCED SERVICES-2.01%

Alliance Data Systems Corp.(c)                           363,066        20,843,619
----------------------------------------------------------------------------------
Fidelity National Information Services, Inc.             378,400        13,645,104
==================================================================================
                                                                        34,488,723
==================================================================================


DISTRIBUTORS-1.01%

LKQ Corp.(c)                                             796,678        17,335,713
==================================================================================


DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES-3.22%

Corrections Corp. of America(c)                          836,466        21,329,883
----------------------------------------------------------------------------------
Equifax Inc.                                             237,933         9,105,696
----------------------------------------------------------------------------------
IHS Inc.-Class A(c)                                      376,283        24,853,492
==================================================================================
                                                                        55,289,071
==================================================================================


DRUG RETAIL-1.39%

Shoppers Drug Mart Corp. (Canada)                        452,900        23,947,497
==================================================================================


EDUCATION SERVICES-1.09%

Apollo Group Inc.-Class A(c)                             367,276        18,694,348
==================================================================================


ELECTRICAL COMPONENTS & EQUIPMENT-1.28%

General Cable Corp.(c)                                   327,521        21,943,907
==================================================================================


ELECTRONIC EQUIPMENT MANUFACTURERS-1.47%

Amphenol Corp.-Class A                                   547,786        25,296,758
==================================================================================


FERTILIZERS & AGRICULTURAL CHEMICALS-0.56%

Potash Corp. of Saskatchewan Inc. (Canada)                52,548         9,666,205
==================================================================================


HEALTH CARE EQUIPMENT-2.10%

Hologic, Inc.(b)(c)                                      313,778         9,159,180
----------------------------------------------------------------------------------
Kinetic Concepts, Inc.(c)                                223,629         8,869,126
----------------------------------------------------------------------------------
St. Jude Medical, Inc.(c)                                413,000        18,081,140
==================================================================================
                                                                        36,109,446
==================================================================================


HEALTH CARE SERVICES-2.37%

Express Scripts, Inc.(c)                                 195,000        13,653,900
----------------------------------------------------------------------------------
Healthways, Inc.(c)                                      250,000         9,132,500
----------------------------------------------------------------------------------
Pediatrix Medical Group, Inc.(c)                         263,000        17,889,260
==================================================================================
                                                                        40,675,660
==================================================================================


HEALTH CARE SUPPLIES-0.65%

Inverness Medical Innovations, Inc.(b)(c)                302,474        11,191,538
==================================================================================


HOTELS, RESORTS & CRUISE LINES-1.08%

Choice Hotels International, Inc.                        540,382        18,637,775
==================================================================================


HOUSEWARES & SPECIALTIES-0.96%

Jarden Corp.(b)(c)                                       772,220        16,463,730
==================================================================================


INDEPENDENT POWER PRODUCERS & ENERGY TRADERS-0.98%

KGEN Power Corp. (Acquired 01/12/07; Cost
  $865,032)(c)(d)(e)                                     878,367        16,908,565
==================================================================================


INDUSTRIAL MACHINERY-1.50%

Flowserve Corp.                                          207,652        25,767,537
==================================================================================


INSURANCE BROKERS-0.77%

National Financial Partners Corp.(b)                     490,145        13,194,703
==================================================================================


INVESTMENT BANKING & BROKERAGE-1.85%

Lazard Ltd.-Class A (Bermuda)                            334,262        13,083,015
----------------------------------------------------------------------------------
TD Ameritrade Holding Corp.(c)                         1,030,851        18,658,403
==================================================================================
                                                                        31,741,418
==================================================================================


IT CONSULTING & OTHER SERVICES-1.65%

Cognizant Technology Solutions Corp.-Class A(c)          279,412         9,011,037
----------------------------------------------------------------------------------
Gartner, Inc.(c)                                         845,871        19,387,363
==================================================================================
                                                                        28,398,400
==================================================================================


LIFE SCIENCES TOOLS & SERVICES-1.50%

Covance Inc.(c)                                          200,000        16,758,000
----------------------------------------------------------------------------------
Waters Corp.(c)                                          146,180         8,984,223
==================================================================================
                                                                        25,742,223
==================================================================================


MANAGED HEALTH CARE-1.59%

Aveta, Inc. (Acquired 12/21/05; Cost
  $10,877,598)(c)(d)(e)                                1,014,837         8,118,696
----------------------------------------------------------------------------------
Humana Inc.(c)                                           400,180        19,124,602
==================================================================================
                                                                        27,243,298
==================================================================================


METAL & GLASS CONTAINERS-4.29%

Crown Holdings, Inc.(c)                                  884,599        23,742,637
----------------------------------------------------------------------------------
Owens-Illinois, Inc.(c)                                  576,182        31,776,437
----------------------------------------------------------------------------------
Pactiv Corp.(c)                                          762,801        18,147,036
==================================================================================
                                                                        73,666,110
==================================================================================


MORTGAGE REIT'S-1.01%

Annaly Capital Management Inc.                         1,038,748        17,409,417
==================================================================================


OIL & GAS DRILLING-2.22%

Hercules Offshore, Inc.(b)(c)                            467,801        12,331,234
----------------------------------------------------------------------------------
Noble Corp.                                              460,000        25,888,800
==================================================================================
                                                                        38,220,034
==================================================================================


OIL & GAS EQUIPMENT & SERVICES-1.23%

Cameron International Corp.(c)                           430,000        21,168,900
==================================================================================


OIL & GAS EXPLORATION & PRODUCTION-3.05%

Quicksilver Resources Inc.(b)(c)                         539,000        22,363,110
----------------------------------------------------------------------------------
Range Resources Corp.                                    105,000         6,969,900
----------------------------------------------------------------------------------
Southwestern Energy Co.(c)                               544,498        23,037,710
==================================================================================
                                                                        52,370,720
==================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        AIM CAPITAL DEVELOPMENT FUND

                                                        SHARES           VALUE
----------------------------------------------------------------------------------
OIL & GAS STORAGE & TRANSPORTATION-0.99%

Williams Cos., Inc. (The)                                480,000    $   17,040,000
==================================================================================


PERSONAL PRODUCTS-1.01%

Estee Lauder Cos. Inc. (The)-Class A                     381,882        17,417,638
==================================================================================


PHARMACEUTICALS-1.89%

Allergan, Inc.                                           300,000        16,911,000
----------------------------------------------------------------------------------
Shire PLC-ADR (United Kingdom)(b)                        282,500        15,520,550
==================================================================================
                                                                        32,431,550
==================================================================================


REAL ESTATE MANAGEMENT & DEVELOPMENT-0.21%

Meruelo Maddux Properties, Inc.(c)                     1,436,654         3,620,368
==================================================================================


REGIONAL BANKS-0.50%

Signature Bank(c)                                        322,364         8,503,962
==================================================================================


RESTAURANTS-1.20%

Burger King Holdings Inc.                                736,964        20,561,296
==================================================================================


SEMICONDUCTORS-4.39%

Altera Corp.                                             804,276        17,114,993
----------------------------------------------------------------------------------
Intersil Corp.-Class A                                   630,630        16,850,434
----------------------------------------------------------------------------------
Maxim Integrated Products, Inc.                          912,364        19,187,015
----------------------------------------------------------------------------------
ON Semiconductor Corp.(b)(c)                           2,983,106        22,283,802
==================================================================================
                                                                        75,436,244
==================================================================================


SOFT DRINKS-0.54%

Hansen Natural Corp.(c)                                  263,181         9,313,976
==================================================================================


SPECIALIZED FINANCE-3.82%

IntercontinentalExchange Inc.(c)                         131,008        20,325,891
----------------------------------------------------------------------------------
KKR Financial Holdings LLC                             1,128,263        14,328,940
----------------------------------------------------------------------------------
Moody's Corp.(b)                                         447,607        16,543,555
----------------------------------------------------------------------------------
MSCI Inc.-Class A(c)                                     464,635        14,412,978
==================================================================================
                                                                        65,611,364
==================================================================================


SYSTEMS SOFTWARE-1.10%

McAfee Inc.(c)                                           566,647        18,841,013
==================================================================================


TIRES & RUBBER-1.03%

Goodyear Tire & Rubber Co. (The)(c)                      663,348        17,764,459
==================================================================================


TRUCKING-1.81%

Con-way Inc.                                             371,455        17,179,794
----------------------------------------------------------------------------------
Heartland Express, Inc.(b)                               902,692        13,964,645
==================================================================================
                                                                        31,144,439
==================================================================================


WIRELESS TELECOMMUNICATION SERVICES-3.11%

American Tower Corp.-Class A(c)                          406,967        17,670,507
----------------------------------------------------------------------------------
Crown Castle International Corp.(c)                      487,865        18,953,555
----------------------------------------------------------------------------------
SBA Communications Corp.-Class A(c)                      517,459        16,734,624
==================================================================================
                                                                        53,358,686
==================================================================================
     Total Common Stocks & Other Equity Interests
       (Cost $1,471,350,887)                                         1,669,315,875
==================================================================================



MONEY MARKET FUNDS-2.81%

Liquid Assets Portfolio-Institutional Class(f)        24,112,492        24,112,492
----------------------------------------------------------------------------------
Premier Portfolio-Institutional Class(f)              24,112,492        24,112,492
==================================================================================
     Total Money Market Funds (Cost $48,224,984)                        48,224,984
==================================================================================
TOTAL INVESTMENTS (excluding investments purchased
  with cash collateral from securities on
  loan)-99.97% (Cost $1,519,575,871)                                 1,717,540,859
==================================================================================



INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES ON
  LOAN


MONEY MARKET FUNDS-7.14%

Liquid Assets Portfolio-Institutional Class (Cost
  $122,639,608)(f)(g)                                122,639,608       122,639,608
==================================================================================
TOTAL INVESTMENTS-107.11% (Cost $1,642,215,479)                      1,840,180,467
==================================================================================
OTHER ASSETS LESS LIABILITIES-(7.11)%                                 (122,093,002)
==================================================================================
NET ASSETS-100.00%                                                  $1,718,087,465
__________________________________________________________________________________
==================================================================================



Investment Abbreviations:

ADR   - American Depositary Receipt
REIT  - Real Estate Investment Trust
Wts.  - Warrants


Notes to Schedule of Investments:

(a) Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.
(b)   All or a portion of this security was out on loan at April 30, 2008.
(c)   Non-income producing security.
(d) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The aggregate value of these securities at April 30, 2008 was $25,027,261, which represented 1.46% of the Fund's Net Assets. See Note 1A.
(e) Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. These securities are considered illiquid. The aggregate value of these securities at April 30, 2008 was $25,027,261, which represented 1.46% of the Fund's Net Assets. The Fund is limited to investing 15% of net assets in illiquid securities at the time of purchase.
(f) The money market fund and the Fund are affiliated by having the same investment advisor.
(g) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 1I.


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        AIM CAPITAL DEVELOPMENT FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2008
(Unaudited)




ASSETS:

Investments, at value (Cost
  $1,471,350,887)*                       $1,669,315,875
-------------------------------------------------------
Investments in affiliated money market
  funds (Cost $170,864,592)                 170,864,592
=======================================================
     Total investments (Cost
       $1,642,215,479)                    1,840,180,467
=======================================================
Cash                                          8,838,948
-------------------------------------------------------
Foreign currencies, at value (Cost
  $1,911)                                         1,931
-------------------------------------------------------
Receivables for:
  Investments sold                           41,832,439
-------------------------------------------------------
  Fund shares sold                            2,516,898
-------------------------------------------------------
  Dividends                                     453,402
-------------------------------------------------------
Investment for trustee deferred
  compensation and retirement plans              73,872
-------------------------------------------------------
Other assets                                     59,786
=======================================================
     Total assets                         1,893,957,743
_______________________________________________________
=======================================================


LIABILITIES:

Payables for:
  Investments purchased                      48,556,083
-------------------------------------------------------
  Fund shares reacquired                      2,834,421
-------------------------------------------------------
  Collateral upon return of securities
     loaned                                 122,639,608
-------------------------------------------------------
Trustee deferred compensation and
  retirement plans                              186,532
-------------------------------------------------------
Accrued distribution fees                       506,499
-------------------------------------------------------
Accrued trustees' and officer's fees
  and benefits                                    4,882
-------------------------------------------------------
Accrued transfer agent fees                     855,428
-------------------------------------------------------
Accrued operating expenses                      286,825
=======================================================
     Total liabilities                      175,870,278
=======================================================
Net assets applicable to shares
  outstanding                            $1,718,087,465
_______________________________________________________
=======================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest            $1,597,512,133
-------------------------------------------------------
Undistributed net investment income
  (loss)                                     (5,923,980)
-------------------------------------------------------
Undistributed net realized gain (loss)      (71,465,697)
-------------------------------------------------------
Unrealized appreciation                     197,965,009
=======================================================
                                         $1,718,087,465
_______________________________________________________
=======================================================



NET ASSETS:

Class A                                  $1,205,465,911
_______________________________________________________
=======================================================
Class B                                  $  145,554,217
_______________________________________________________
=======================================================
Class C                                  $  120,615,845
_______________________________________________________
=======================================================
Class R                                  $   76,780,283
_______________________________________________________
=======================================================
Investor Class                           $    9,843,285
_______________________________________________________
=======================================================
Institutional Class                      $  159,827,924
_______________________________________________________
=======================================================


SHARES OUTSTANDING, $0.001 PAR VALUE PER SHARE,
  UNLIMITED NUMBER OF SHARES AUTHORIZED:

Class A                                      72,446,086
_______________________________________________________
=======================================================
Class B                                       9,938,212
_______________________________________________________
=======================================================
Class C                                       8,246,189
_______________________________________________________
=======================================================
Class R                                       4,690,746
_______________________________________________________
=======================================================
Investor Class                                  590,979
_______________________________________________________
=======================================================
Institutional Class                           9,189,373
_______________________________________________________
=======================================================
Class A:
  Net asset value per share              $        16.64
-------------------------------------------------------
  Maximum offering price per share
     (Net asset value of $16.64
     divided by 94.50%)                  $        17.61
_______________________________________________________
=======================================================
Class B:
  Net asset value and offering price
     per share                           $        14.65
_______________________________________________________
=======================================================
Class C:
  Net asset value and offering price
     per share                           $        14.63
_______________________________________________________
=======================================================
Class R:
  Net asset value and offering price
     per share                           $        16.37
_______________________________________________________
=======================================================
Investor Class:
  Net asset value and offering price
     per share                           $        16.66
_______________________________________________________
=======================================================
Institutional Class:
  Net asset value and offering price
     per share                           $        17.39
_______________________________________________________
=======================================================




* At April 30, 2008, securities with an aggregate value of $119,266,139 were on loan to brokers.


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        AIM CAPITAL DEVELOPMENT FUND

STATEMENT OF OPERATIONS

For the six months ended April 30, 2008
(Unaudited)




INVESTMENT INCOME:

Dividends (net of foreign withholding taxes of $30,279)                            $   4,035,891
------------------------------------------------------------------------------------------------
Dividends from affiliated money market funds (includes securities lending income
  of $433,227)                                                                         2,042,089
================================================================================================
     Total investment income                                                           6,077,980
================================================================================================


EXPENSES:

Advisory fees                                                                          5,866,449
------------------------------------------------------------------------------------------------
Administrative services fees                                                             216,951
------------------------------------------------------------------------------------------------
Custodian fees                                                                            33,443
------------------------------------------------------------------------------------------------
Distribution fees:
  Class A                                                                              1,599,454
------------------------------------------------------------------------------------------------
  Class B                                                                                847,160
------------------------------------------------------------------------------------------------
  Class C                                                                                645,630
------------------------------------------------------------------------------------------------
  Class R                                                                                186,243
------------------------------------------------------------------------------------------------
  Investor Class                                                                          12,834
------------------------------------------------------------------------------------------------
Transfer agent fees -- A, B, C, R and Investor                                         2,154,078
------------------------------------------------------------------------------------------------
Transfer agent fees -- Institutional                                                      31,819
------------------------------------------------------------------------------------------------
Trustees' and officer's fees and benefits                                                 26,143
------------------------------------------------------------------------------------------------
Other                                                                                    349,640
================================================================================================
     Total expenses                                                                   11,969,844
================================================================================================
Less: Fees waived, expenses reimbursed and expense offset arrangement(s)                (131,469)
================================================================================================
     Net expenses                                                                     11,838,375
================================================================================================
Net investment income (loss)                                                          (5,760,395)
================================================================================================


REALIZED AND UNREALIZED GAIN (LOSS) FROM:

Net realized gain (loss) from:
  Investment securities (includes net gains (losses) from securities sold to
     affiliates of $(3,549,877))                                                     (70,834,807)
------------------------------------------------------------------------------------------------
  Foreign currencies                                                                     (39,012)
------------------------------------------------------------------------------------------------
  Option contracts written                                                                83,445
================================================================================================
                                                                                     (70,790,374)
================================================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                                             (230,100,253)
------------------------------------------------------------------------------------------------
  Foreign currencies                                                                      (1,349)
------------------------------------------------------------------------------------------------
  Option contracts written                                                               (43,402)
================================================================================================
                                                                                    (230,145,004)
================================================================================================
Net realized and unrealized gain (loss)                                             (300,935,378)
================================================================================================
Net increase (decrease) in net assets resulting from operations                    $(306,695,773)
________________________________________________________________________________________________
================================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        AIM CAPITAL DEVELOPMENT FUND

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended April 30, 2008 and the year ended October 31, 2007 (Unaudited)



                                                                              APRIL 30,        OCTOBER 31,
                                                                                2008              2007
-----------------------------------------------------------------------------------------------------------

OPERATIONS:

  Net investment income (loss)                                             $   (5,760,395)   $  (13,613,653)
-----------------------------------------------------------------------------------------------------------
  Net realized gain (loss)                                                    (70,790,374)      216,202,235
-----------------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation)                       (230,145,004)      134,974,304
===========================================================================================================
     Net increase (decrease) in net assets resulting from operations         (306,695,773)      337,562,886
===========================================================================================================
Distributions to shareholders from net realized gains:
  Class A                                                                    (140,744,115)     (111,966,779)
-----------------------------------------------------------------------------------------------------------
  Class B                                                                     (21,706,958)      (25,421,735)
-----------------------------------------------------------------------------------------------------------
  Class C                                                                     (16,003,458)      (12,433,367)
-----------------------------------------------------------------------------------------------------------
  Class R                                                                      (7,944,239)       (2,721,934)
-----------------------------------------------------------------------------------------------------------
  Investor Class                                                               (1,169,225)       (1,002,814)
-----------------------------------------------------------------------------------------------------------
  Institutional Class                                                         (14,048,801)       (4,923,981)
===========================================================================================================
     Decrease in net assets resulting from distributions                     (201,616,796)     (158,470,610)
===========================================================================================================
Share transactions-net:
  Class A                                                                      51,245,471       281,394,711
-----------------------------------------------------------------------------------------------------------
  Class B                                                                     (15,203,937)      (39,250,068)
-----------------------------------------------------------------------------------------------------------
  Class C                                                                       7,865,028        30,554,611
-----------------------------------------------------------------------------------------------------------
  Class R                                                                      17,186,198        51,074,920
-----------------------------------------------------------------------------------------------------------
  Investor Class                                                                  533,124         1,293,869
-----------------------------------------------------------------------------------------------------------
  Institutional Class                                                          63,036,853        79,313,970
===========================================================================================================
     Net increase in net assets resulting from share transactions             124,662,737       404,382,013
===========================================================================================================
     Net increase (decrease) in net assets                                   (383,649,832)      583,474,289
===========================================================================================================


NET ASSETS:

  Beginning of period                                                       2,101,737,297     1,518,263,008
===========================================================================================================
  End of period (including undistributed net investment income (loss) of
     $(5,923,980) and $(163,585), respectively)                            $1,718,087,465    $2,101,737,297
___________________________________________________________________________________________________________
===========================================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        AIM CAPITAL DEVELOPMENT FUND

NOTES TO FINANCIAL STATEMENTS

April 30, 2008
(Unaudited)


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Capital Development Fund (the "Fund") is a series portfolio of AIM Equity Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of seven separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently consists of multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

  The Fund's investment objective is long-term growth of capital.

  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

        A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

        Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

        Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

        Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

        Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

        Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

        Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

        The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds as received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

        Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
      (loss) from

10        AIM CAPITAL DEVELOPMENT FUND
      investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

        The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, Invesco Aim Advisors may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. SECURITIES LENDING -- The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities.

J. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and
      (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

        The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

K. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship

11        AIM CAPITAL DEVELOPMENT FUND
      between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

L. CALL OPTIONS WRITTEN -- The Fund may write call options. A call option gives the purchaser of such option the right to buy, and the writer (the
      Fund) the obligation to sell, the underlying security at the stated exercise price during the option period. Written call options are recorded as a liability in the Statement of Assets and Liabilities. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. Realized gains and losses on these contracts are included in the Statement of Operations. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

M. PUT OPTIONS PURCHASED -- The Fund may purchase put options including options on securities indexes and/or futures contracts. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option's underlying instrument may be a security, securities index, or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund's resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.

N. COLLATERAL -- To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day. This practice does not apply to securities pledged as collateral for securities lending transactions.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with Invesco Aim Advisors, Inc. (the "Advisor" or "Invesco Aim"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Advisor based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                            RATE
-------------------------------------------------------------------
First $350 million                                           0.75%
-------------------------------------------------------------------
Over $350 million                                            0.625%
___________________________________________________________________
===================================================================




  Under the terms of a master sub-advisory agreement approved by shareholders of the Fund on February 29, 2008, effective May 1, 2008, between the Advisor and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc. and AIM Funds Management Inc. (collectively, the "Affiliated Sub-Advisors") the Advisor, not the Fund, may pay 40% of the fees paid to the Advisor to any such Affiliated Sub-Advisor(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Advisor(s).

  The Advisor has contractually agreed, through at least June 30, 2008, to waive advisory fees in an amount equal to 100% of the advisory fee the Advisor receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the Fund).

  For the six months ended April 30, 2008, the Advisor waived advisory fees of $53,148.

  At the request of the Trustees of the Trust, Invesco Ltd. ("Invesco") agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended April 30, 2008, Invesco reimbursed expenses of the Fund in the amount of $20,409.

  The Trust has entered into a master administrative services agreement with Invesco Aim pursuant to which the Fund has agreed to pay Invesco Aim for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2008, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.

  The Trust has entered into a transfer agency and service agreement with Invesco Aim Investment Services, Inc. ("IAIS") pursuant to which the Fund has agreed to pay IAIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IAIS for certain expenses incurred by IAIS in the course of providing such services. IAIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IAIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust's Board of Trustees. For the six months ended April 30, 2008, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

  The Trust has entered into master distribution agreements with Invesco Aim Distributors, Inc. ("IADI") to serve as the distributor for the Class A, Class B, Class C, Class R, Investor Class and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect

12        AIM CAPITAL DEVELOPMENT FUND
to the Fund's Class A, Class B, Class C, Class R and Investor Class shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays IADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares, 0.50% of the average daily net assets of Class R shares and 0.25% of the average daily net assets of Investor Class shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority ("FINRA") impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the six months ended April 30, 2008, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.

  Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2008, IADI advised the Fund that IADI retained $70,661 in front-end sales commissions from the sale of Class A shares and $4,860, $76,368, $12,925 and $0 from Class A, Class B, Class C and Class R shares, respectively, for CDSC imposed on redemptions by shareholders.

  Certain officers and trustees of the Trust are officers and directors of Invesco Aim, IAIS and/or IADI.

NOTE 3--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended April 30, 2008, the Fund engaged in securities sales of $31,128,970, which resulted in net realized gains (losses) of $(3,549,877), and securities purchases of $7,174,782.

NOTE 4--EXPENSE OFFSET ARRANGEMENTS

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions and (ii) custodian credits which result from periodic overnight cash balances at the custodian. For the six months ended April 30, 2008, the Fund received credits from these arrangements, which resulted in the reduction of the Fund's total expenses of $57,912.

NOTE 5--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

  During the six months ended April 30, 2008, the Fund paid legal fees of $3,807 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 6--BORROWINGS

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company ("SSB"), the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco Aim, not to exceed the contractually agreed upon rate.

  Additionally, the Fund participates in an uncommitted unsecured revolving credit facility with SSB. The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by Invesco Aim, which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan. During the six months ended April 30, 2008, the Fund did not borrow under the uncommitted unsecured revolving credit facility.


13        AIM CAPITAL DEVELOPMENT FUND

NOTE 7--OPTION CONTRACTS WRITTEN


                                   TRANSACTIONS DURING THE PERIOD
---------------------------------------------------------------------------------------------------
                                                                             CALL OPTION CONTRACTS
                                                                            -----------------------
                                                                            NUMBER OF      PREMIUMS
                                                                            CONTRACTS      RECEIVED
---------------------------------------------------------------------------------------------------
Beginning of period                                                            3,482      $ 191,387
---------------------------------------------------------------------------------------------------
Closed                                                                        (3,482)      (191,387)
===================================================================================================
End of period                                                                     --      $      --
___________________________________________________________________________________________________
===================================================================================================



NOTE 8--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

  The Fund did not have a capital loss carryforward as of October 31, 2007.

NOTE 9--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2008 was $1,089,326,155 and $1,135,966,100, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period end.

         UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities                         $ 297,941,789
------------------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                        (100,640,153)
================================================================================================
Net unrealized appreciation of investment securities                               $ 197,301,636
________________________________________________________________________________________________
================================================================================================
Cost of investments for tax purposes is $1,642,878,831.




14        AIM CAPITAL DEVELOPMENT FUND

NOTE 10--SHARE INFORMATION

The Fund currently consists of six different classes of shares: Class A, Class B, Class C, Class R, Investor Class and Institutional Class. Investor Class shares of the Fund are offered only to certain grandfathered investors.

  Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waiver shares may be subject to a CDSC. Class B shares and Class C shares are sold with a CDSC. Class R shares, Investor Class and Institutional Class shares are sold at net asset value. Under certain circumstances, Class R shares are subject to a CDSC. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase.

                                               CHANGES IN SHARES OUTSTANDING
--------------------------------------------------------------------------------------------------------------------------
                                                                  SIX MONTHS ENDED                     YEAR ENDED
                                                                     APRIL 30,                        OCTOBER 31,
                                                                      2008(a)                             2007
                                                           -----------------------------     -----------------------------
                                                              SHARES           AMOUNT           SHARES           AMOUNT
--------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                    6,890,963     $ 121,577,327      20,594,296     $ 412,511,708
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                      434,188         6,785,008       1,530,248        27,587,051
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                      940,816        14,791,265       2,801,785        50,388,647
--------------------------------------------------------------------------------------------------------------------------
  Class R                                                    1,510,625        26,112,417       3,277,975        65,142,036
--------------------------------------------------------------------------------------------------------------------------
  Investor Class                                                94,510         1,706,522         346,766         6,991,681
--------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                        3,840,217        72,846,137       4,506,438        96,552,871
==========================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                    7,215,955       131,474,691       5,642,820       105,407,880
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                    1,273,477        20,477,509       1,427,154        24,018,992
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                      940,033        15,096,927         712,014        11,968,948
--------------------------------------------------------------------------------------------------------------------------
  Class R                                                      442,823         7,944,249         145,071         2,679,461
--------------------------------------------------------------------------------------------------------------------------
  Investor Class                                                62,973         1,148,632          52,684           984,665
--------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                          701,740        13,340,070         253,347         4,894,668
==========================================================================================================================
Automatic conversion of Class B shares to Class A
  shares:
  Class A                                                    1,075,255        18,394,106       2,364,228        46,708,741
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                   (1,218,557)      (18,394,106)     (2,624,574)      (46,708,741)
==========================================================================================================================
Reacquired:
  Class A                                                  (12,772,850)     (220,200,653)    (14,084,493)     (283,233,618)
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                   (1,584,461)      (24,072,348)     (2,433,445)      (44,147,370)
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                   (1,470,373)      (22,023,164)     (1,769,464)      (31,802,984)
--------------------------------------------------------------------------------------------------------------------------
  Class R                                                   (1,003,228)      (16,870,468)       (838,520)      (16,746,577)
--------------------------------------------------------------------------------------------------------------------------
  Investor Class                                              (132,914)       (2,322,030)       (332,841)       (6,682,477)
--------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                       (1,304,338)      (23,149,354)     (1,022,405)      (22,133,569)
==========================================================================================================================
                                                             5,936,854     $ 124,662,737      20,549,084     $ 404,382,013
__________________________________________________________________________________________________________________________
==========================================================================================================================



(a) There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 21% of the outstanding shares of the Fund. IADI has an agreement with these entities to sell Fund shares. The Fund, Invesco Aim and/or Invesco Aim affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco Aim and/or Invesco Aim affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.


15        AIM CAPITAL DEVELOPMENT FUND

NOTE 11--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                   CLASS A
                                            -------------------------------------------------------------------------------------
                                            SIX MONTHS ENDED                          YEAR ENDED OCTOBER 31,
                                                APRIL 30,        ----------------------------------------------------------------
                                                  2008              2007           2006          2005         2004         2003
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period           $    21.59        $    19.73     $    18.85     $  17.86     $  16.66     $  12.80
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)(a)                   (0.05)            (0.13)         (0.10)       (0.11)       (0.08)       (0.08)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
     realized and unrealized)                       (2.88)             3.99           3.53         2.52         1.70         3.94
=================================================================================================================================
     Total from investment operations               (2.93)             3.86           3.43         2.41         1.62         3.86
=================================================================================================================================
Less distributions from net realized
  gains                                             (2.02)            (2.00)         (2.55)       (1.42)       (0.42)          --
=================================================================================================================================
Net asset value, end of period                 $    16.64        $    21.59     $    19.73     $  18.85     $  17.86     $  16.66
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                    (14.36)%           21.13%         19.86%       13.87%        9.87%       30.16%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

Ratios/supplemental data:
Net assets, end of period (000s omitted)       $1,205,466        $1,511,918     $1,095,204     $800,830     $617,194     $545,691
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets              1.22%(c)(d)       1.20%          1.26%        1.36%        1.40%(d)     1.53%
=================================================================================================================================
Ratio of net investment income (loss) to
  average net assets                                (0.55)%(c)        (0.62)%        (0.52)%      (0.58)%      (0.46)%      (0.56)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(e)                             62%               99%           126%         120%          74%         101%
_________________________________________________________________________________________________________________________________
=================================================================================================================================




(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $1,286,593,770.
(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 1.23% (annualized) for the six months ended April 30, 2008 and 1.41% for the year ended October 31, 2004.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

                                                                                   CLASS B
                                              ---------------------------------------------------------------------------------
                                              SIX MONTHS ENDED                        YEAR ENDED OCTOBER 31,
                                                  APRIL 30,        ------------------------------------------------------------
                                                    2008             2007         2006         2005         2004         2003
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $  19.33         $  17.98     $  17.51     $  16.79     $  15.79     $  12.21
-------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)(a)                    (0.10)           (0.25)       (0.22)       (0.22)       (0.18)       (0.16)
-------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
     realized and unrealized)                        (2.56)            3.60         3.24         2.36         1.60         3.74
===============================================================================================================================
     Total from investment operations                (2.66)            3.35         3.02         2.14         1.42         3.58
===============================================================================================================================
Less distributions from net realized gains           (2.02)           (2.00)       (2.55)       (1.42)       (0.42)          --
===============================================================================================================================
Net asset value, end of period                    $  14.65         $  19.33     $  17.98     $  17.51     $  16.79     $  15.79
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Total return(b)                                     (14.67)%          20.27%       18.92%       13.09%        9.13%       29.32%
_______________________________________________________________________________________________________________________________
===============================================================================================================================

Ratios/supplemental data:
Net assets, end of period (000s omitted)          $145,554         $213,235     $236,175     $317,492     $376,355     $392,382
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratio of expenses to average net assets               1.97%(c)(d)      1.95%        2.01%        2.04%        2.05%(d)     2.18%
===============================================================================================================================
Ratio of net investment income (loss) to
  average net assets                                 (1.30)%(c)       (1.37)%      (1.27)%      (1.26)%      (1.11)%      (1.21)%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Portfolio turnover rate(e)                              62%              99%         126%         120%          74%         101%
_______________________________________________________________________________________________________________________________
===============================================================================================================================




(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $170,362,865.
(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 1.98% (annualized) for the six months ended April 30, 2008 and 2.06% for the year ended October 31, 2004.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.



16        AIM CAPITAL DEVELOPMENT FUND

                                                                                   CLASS C
                                               ------------------------------------------------------------------------------
                                               SIX MONTHS ENDED                       YEAR ENDED OCTOBER 31,
                                                   APRIL 30,        ---------------------------------------------------------
                                                     2008             2007         2006         2005        2004        2003
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period               $  19.30         $  17.96     $  17.50     $ 16.77     $ 15.78     $ 12.20
-----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)(a)                     (0.10)           (0.25)       (0.22)      (0.22)      (0.18)      (0.16)
-----------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
     realized and unrealized)                         (2.55)            3.59         3.23        2.37        1.59        3.74
=============================================================================================================================
     Total from investment operations                 (2.65)            3.34         3.01        2.15        1.41        3.58
=============================================================================================================================
Less distributions from net realized gains            (2.02)           (2.00)       (2.55)      (1.42)      (0.42)         --
=============================================================================================================================
Net asset value, end of period                     $  14.63         $  19.30     $  17.96     $ 17.50     $ 16.77     $ 15.78
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Total return(b)                                      (14.64)%          20.23%       18.88%      13.16%       9.07%      29.34%
_____________________________________________________________________________________________________________________________
=============================================================================================================================

Ratios/supplemental data:
Net assets, end of period (000s omitted)           $120,616         $151,259     $109,424     $88,316     $73,929     $68,356
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Ratio of expenses to average net assets                1.97%(c)(d)      1.95%        2.01%       2.04%       2.05%       2.18%
=============================================================================================================================
Ratio of net investment income (loss) to
  average net assets                                  (1.30)%(c)       (1.37)%      (1.27)%     (1.26)%     (1.11)%     (1.21)%
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Portfolio turnover rate(e)                               62%              99%         126%        120%         74%        101%
_____________________________________________________________________________________________________________________________
=============================================================================================================================




(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $129,835,592.
(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 1.98% (annualized) for the six months ended April 30, 2008 and 2.06% for the year ended October 31, 2004.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

                                                                                   CLASS R
                                                  -------------------------------------------------------------------------
                                                  SIX MONTHS ENDED                    YEAR ENDED OCTOBER 31,
                                                      APRIL 30,        ----------------------------------------------------
                                                        2008             2007        2006       2005       2004       2003
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                   $ 21.30         $ 19.53     $ 18.73     $17.78     $16.62     $12.79
---------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)(a)                        (0.07)          (0.18)      (0.14)     (0.14)     (0.10)     (0.10)
---------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
     realized and unrealized)                            (2.84)           3.95        3.49       2.51       1.68       3.93
===========================================================================================================================
     Total from investment operations                    (2.91)           3.77        3.35       2.37       1.58       3.83
===========================================================================================================================
Less distributions from net realized gains               (2.02)          (2.00)      (2.55)     (1.42)     (0.42)        --
===========================================================================================================================
Net asset value, end of period                         $ 16.37         $ 21.30     $ 19.53     $18.73     $17.78     $16.62
___________________________________________________________________________________________________________________________
===========================================================================================================================
Total return(b)                                         (14.47)%         20.86%      19.52%     13.69%      9.65%     29.95%
___________________________________________________________________________________________________________________________
===========================================================================================================================

Ratios/supplemental data:
Net assets, end of period (000s omitted)               $76,780         $79,655     $22,577     $8,379     $5,622     $1,154
___________________________________________________________________________________________________________________________
===========================================================================================================================
Ratio of expenses to average net assets                   1.47%(c)(d)     1.45%       1.51%      1.54%      1.55%(d)   1.68%
===========================================================================================================================
Ratio of net investment income (loss) to
  average net assets                                     (0.80)%(c)      (0.87)%     (0.77)%    (0.76)%    (0.61)%    (0.71)%
___________________________________________________________________________________________________________________________
===========================================================================================================================
Portfolio turnover rate(e)                                  62%             99%        126%       120%        74%       101%
___________________________________________________________________________________________________________________________
===========================================================================================================================




(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net assets value may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $74,906,569.
(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 1.48% (annualized) for the six months ended April 30, 2008 and 1.56% for the year ended October 31, 2004.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.



17        AIM CAPITAL DEVELOPMENT FUND

                                                                             INVESTOR CLASS
                                                    ---------------------------------------------------------------
                                                                         YEAR ENDED OCTOBER      NOVEMBER 30, 2004
                                                    SIX MONTHS ENDED             31,            (COMMENCEMENT DATE)
                                                        APRIL 30,        ------------------        TO OCTOBER 31,
                                                          2008             2007       2006              2005
-------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                     $ 21.60         $ 19.74     $18.87            $18.95
-------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)(a)                          (0.05)          (0.13)     (0.10)            (0.09)
-------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized
     and unrealized)                                       (2.87)           3.99       3.52              1.43
===================================================================================================================
     Total from investment operations                      (2.92)           3.86       3.42              1.34
===================================================================================================================
Less distributions from net realized gains                 (2.02)          (2.00)     (2.55)            (1.42)
===================================================================================================================
Net asset value, end of period                           $ 16.66         $ 21.60     $19.74            $18.87
___________________________________________________________________________________________________________________
===================================================================================================================
Total return(b)                                           (14.31)%         21.12%     19.78%             7.43%
___________________________________________________________________________________________________________________
===================================================================================================================

Ratios/supplemental data:
Net assets, end of period (000s omitted)                 $ 9,843         $12,237     $9,866            $6,791
___________________________________________________________________________________________________________________
===================================================================================================================
Ratio of expenses to average net assets                     1.22%(c)(d)     1.20%      1.26%             1.29%(e)
===================================================================================================================
Ratio of net investment income to average net
  assets                                                   (0.55)%(c)      (0.62)%    (0.52)%           (0.51)%(e)
___________________________________________________________________________________________________________________
===================================================================================================================
Portfolio turnover rate(f)                                    62%             99%       126%              120%
___________________________________________________________________________________________________________________
===================================================================================================================




(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $10,323,636.
(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 1.23% (annualized) for the six months ended April 30, 2008.
(e)  Annualized.
(f) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

                                                                             INSTITUTIONAL CLASS
                                                 ---------------------------------------------------------------------------
                                                 SIX MONTHS ENDED                     YEAR ENDED OCTOBER 31,
                                                     APRIL 30,        ------------------------------------------------------
                                                       2008             2007         2006        2005       2004       2003
----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                 $  22.42         $  20.33     $ 19.27     $ 18.13     $16.83     $12.84
----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)(a)                       (0.01)           (0.04)      (0.00)      (0.01)      0.01       0.01
----------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
     realized and unrealized)                           (3.00)            4.13        3.61        2.57       1.71       3.98
============================================================================================================================
     Total from investment operations                   (3.01)            4.09        3.61        2.56       1.72       3.99
============================================================================================================================
Less distributions from net realized gains              (2.02)           (2.00)      (2.55)      (1.42)     (0.42)        --
============================================================================================================================
Net asset value, end of period                       $  17.39         $  22.42     $ 20.33     $ 19.27     $18.13     $16.83
____________________________________________________________________________________________________________________________
============================================================================================================================
Total return(b)                                        (14.18)%          21.68%      20.43%      14.52%     10.38%     31.08%
____________________________________________________________________________________________________________________________
============================================================================================================================

Ratios/supplemental data:
Net assets, end of period (000s omitted)             $159,828         $133,433     $45,017     $24,964     $   67     $   10
____________________________________________________________________________________________________________________________
============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
     reimbursements                                      0.75%(c)         0.75%       0.76%       0.81%      0.86%      0.87%
----------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
     reimbursements                                      0.76%(c)         0.75%       0.76%       0.81%      1.15%      1.25%
============================================================================================================================
Ratio of net investment income (loss) to
  average net assets                                    (0.08)%(c)       (0.17)%     (0.02)%     (0.03)%     0.08%      0.10%
____________________________________________________________________________________________________________________________
============================================================================================================================
Portfolio turnover rate(d)                                 62%              99%        126%        120%        74%       101%
____________________________________________________________________________________________________________________________
============================================================================================================================




(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $145,555,753.
(d) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.


18        AIM CAPITAL DEVELOPMENT FUND

NOTE 12--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING


  On May 23, 2008, the Securities and Exchange Commission ("SEC") publicly posted its final approval of the Distribution Plans ("Distribution Plans") for the distribution of monies placed into two separate Fair Funds created pursuant to a settlement reached on October 8, 2004 between Invesco Funds Group, Inc. ("IFG"), Invesco Aim Advisors, Inc. ("Invesco Aim") and Invesco Aim Distributors, Inc. ("IADI") and the SEC (the "Order"). One of the Fair Funds consists of $325 million, plus interest and any contributions by other settling parties, for distribution to shareholders of certain mutual funds formerly advised by IFG who may have been harmed by market timing and related activity. The second Fair Fund consists of $50 million, plus interest and any contributions by other settling parties, for distribution to shareholders of mutual funds advised by Invesco Aim who may have been harmed by market timing and related activity. The Distribution Plans provide for the distribution to all eligible investors to compensate such investors for injury they may have suffered as a result of market timing in the affected funds. The Distribution Plans include a provision for any residual amounts in the Fair Funds to be distributed in the future to the affected funds. Because the distribution of the Fair Funds has not yet commenced, management of Invesco Aim and the Fund are unable to estimate the amount of distribution to be made to the Fund, if any.

  At the request of the trustees of the AIM Funds, Invesco Ltd. ("Invesco"), the parent company of IFG and Invesco Aim, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.


PENDING LITIGATION AND REGULATORY INQUIRIES


  On August 30, 2005, the West Virginia Office of the State
Auditor -- Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to Invesco Aim and IADI (Order No. 05-
1318). The WVASC makes findings of fact that Invesco Aim and IADI entered into certain arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that Invesco Aim and IADI violated the West Virginia securities laws. The WVASC orders Invesco Aim and IADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute. By agreement with the Commissioner of Securities, Invesco Aim's time to respond to that Order has been indefinitely suspended.

  Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, Invesco Aim, IADI and/or related entities and individuals, depending on the lawsuit, alleging:

  - that the defendants permitted improper market timing and related activity in the AIM Funds; and

  - that certain AIM Funds inadequately employed fair value pricing. The case pending in Illinois State Court was dismissed with prejudice on May 6, 2008.

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and Employee Retirement Income Security Act of 1974, as amended ("ERISA"), negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid.

  All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various Invesco Aim- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of ERISA purportedly brought on behalf of participants in the Invesco 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On September 15, 2006, the MDL Court granted the Invesco defendants' motion to dismiss the Amended Class Action Complaint for Violations of ERISA and dismissed such Complaint. The plaintiff has commenced an appeal from that decision.

  IFG, Invesco Aim, IADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more Invesco Aim
Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost security holders. IFG, Invesco Aim and IADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, Invesco Aim and/or related entities and individuals in the future.

  At the present time, management of Invesco Aim and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on Invesco Aim, IADI or the Fund.


19        AIM CAPITAL DEVELOPMENT FUND

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2007, through April 30, 2008.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.


---------------------------------------------------------------------------------------------------
                                                                    HYPOTHETICAL
                                                              (5% ANNUAL RETURN BEFORE
                                           ACTUAL                     EXPENSES)
                                 ------------------------------------------------------
                    BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
                  ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
      CLASS         (11/01/07)   (04/30/08)(1)   PERIOD(2)     (04/30/08)    PERIOD(2)      RATIO
---------------------------------------------------------------------------------------------------
        A           $1,000.00       $856.40        $5.63       $1,018.80       $6.12        1.22%
---------------------------------------------------------------------------------------------------
        B            1,000.00        853.30         9.08        1,015.07        9.87        1.97
---------------------------------------------------------------------------------------------------
        C            1,000.00        853.60         9.08        1,015.07        9.87        1.97
---------------------------------------------------------------------------------------------------
        R            1,000.00        855.30         6.78        1,017.55        7.37        1.47
---------------------------------------------------------------------------------------------------
    Investor         1,000.00        856.90         5.63        1,018.80        6.12        1.22
---------------------------------------------------------------------------------------------------



(1) The actual ending account value is based on the actual total return of the Fund for the period November 1, 2007, through April 30, 2008, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.


1        AIM CAPITAL DEVELOPMENT FUND

APPROVAL OF SUB-ADVISORY AGREEMENT

At in-person meetings held on December      and employees of the Affiliated
12-13, 2007, the Board of Trustees of AIM   Sub-Advisors who will provide these
Equity Funds (the "Board"), including a     services. The Board concluded that the
majority of the independent trustees,       nature, extent and quality of the
voting separately, approved the             services to be provided by the Affiliated
sub-advisory agreement for AIM Capital      Sub-Advisors were appropriate. The Board
Development Fund (the "Fund"), effective    noted that the Affiliated Sub-Advisors,
on or about May 1, 2008. In so doing, the   which have offices and personnel that are
Board determined that the sub-advisory      geographically dispersed in financial
agreement is in the best interests of the   centers around the world, have been
Fund and its shareholders and that the      formed in part for the purpose of
compensation to AIM Funds Management Inc.   researching and compiling information and
(AIM Funds Management Inc. anticipates      making recommendations on the markets and
changing its name to Invesco Trimark        economies of various countries and
Investment Management Inc. on or prior to   securities of companies located in such
December 31, 2008), Invesco Asset           countries or on various types of
Management Deutschland, GmbH, Invesco       investments and investment techniques,
Asset Management Limited, Invesco Asset     and providing investment advisory
Management (Japan) Limited, Invesco         services. The Board concluded that the
Australia Limited, Invesco Global Asset     sub-advisory agreement will benefit the
Management (N.A.), Inc., Invesco Hong       Fund and its shareholders by permitting
Kong Limited, Invesco Institutional         Invesco Aim to utilize the additional
(N.A.), Inc., and Invesco Senior Secured    resources and talent of the Affiliated
Management, Inc. (collectively, the         Sub-Advisors in managing the Fund.
"Affiliated Sub-Advisors") under the
sub-advisory agreement is fair and             B. Fund Performance
reasonable.
                                            The Board did not view Fund performance
   The independent trustees met             as a relevant factor in considering
separately during their evaluation of the   whether to approve the sub-advisory
sub-advisory agreement with independent     agreement for the Fund, as no Affiliated
legal counsel from whom they received       Sub-Advisor currently serves as
independent legal advice, and the           sub-advisor to the Fund.
independent trustees also received
assistance during their deliberations          C. Sub-Advisory Fees
from the independent Senior Officer, a
full-time officer of the AIM Funds who      The Board considered the services to be
reports directly to the independent         provided by the Affiliated Sub-Advisors
trustees. The sub-advisory agreement was    pursuant to the sub-advisory agreement
considered separately for the Fund,         and the services to be provided by
although the Board also considered the      Invesco Aim pursuant to the Fund's
common interests of all of the AIM Funds    advisory agreement, as well as the
in their deliberations. The Board           allocation of fees between Invesco Aim
comprehensively considered all of the       and the Affiliated Sub-Advisors pursuant
information provided to them and did not    to the sub-advisory agreement. The Board
identify any particular factor that was     noted that the sub-advisory fees have no
controlling. Furthermore, each trustee      direct effect on the Fund or its
may have evaluated the information          shareholders, as they are paid by Invesco
provided differently from one another and   Aim to the Affiliated Sub-Advisors, and
attributed different weight to the          that Invesco Aim and the Affiliated
various factors.                            Sub-Advisors are affiliates. After taking
                                            account of the Fund's contractual
   Set forth below is a discussion of the   sub-advisory fee rate, as well as other
material factors and related conclusions    relevant factors, the Board concluded
that formed the basis for the Board's       that the Fund's sub-advisory fees were
approval of the sub-advisory agreement      fair and reasonable.
for the Fund.
                                               D. Financial Resources of the
   A. Nature, Extent and Quality of               Affiliated Sub-Advisors
      Services to be Provided by the
      Affiliated Sub-Advisors               The Board considered whether each
                                            Affiliated Sub-Advisor is financially
The Board reviewed the services to be       sound and has the resources necessary to
provided by the Affiliated Sub-Advisors     perform its obligations under the
under the sub-advisory agreement and the    sub-advisory agreement, and concluded
credentials and experience of the           that each Affiliated Sub-Advisor has the
officers                                    financial resources necessary to fulfill
                                            these obligations.


21      AIM CAPITAL DEVELOPMENT FUND

PROXY RESULTS

A Special Meeting ("Meeting") of Shareholders of AIM Capital Development Fund, an investment portfolio of AIM Equity Funds, a Delaware statutory trust ("Trust"), was held on February 29, 2008. The Meeting was held for the following purpose:

(1) Approve a new sub-advisory agreement between Invesco Aim Advisors, Inc. and each of AIM Funds Management, Inc.; Invesco Asset Management Deutschland, GmbH; Invesco Asset Management Limited; Invesco Asset Management (Japan) Limited; Invesco Australia Limited; Invesco Global Asset Management (N.A.), Inc.; Invesco Hong Kong Limited; Invesco Institutional (N.A.), Inc.; and Invesco Senior Secured Management, Inc.

The results of the voting on the above matter were as follows:


                                                                              VOTES           WITHHELD/           BROKER
       MATTER                                             VOTES FOR          AGAINST         ABSTENTIONS         NON-VOTES
--------------------------------------------------------------------------------------------------------------------------
(1)    Approve a new sub-advisory agreement between
       Invesco Aim Advisors, Inc. and each of AIM Funds
       Management, Inc.; Invesco Asset Management
       Deutschland, GmbH; Invesco Asset Management
       Limited; Invesco Asset Management (Japan)
       Limited; Invesco Australia Limited; Invesco
       Global Asset Management (N.A.), Inc.; Invesco
       Hong Kong Limited; Invesco Institutional (N.A.),
       Inc.; and Invesco Senior Secured Management,
       Inc. ...........................................   33,992,275        1,490,118         1,168,293         13,822,930



The Meeting was adjourned until March 28, 2008, with respect to the following proposals:

(1) Elect 13 trustees to the Board of Trustees of the Trust, each of whom will serve until his or her successor is elected and qualified.

(2) Approve an amendment to the Trust's Agreement and Declaration of Trust that would permit the Board of Trustees of the Trust to terminate the Trust, the Fund, and each other series portfolio of the Trust, or a share class without a shareholder vote.

The results of the voting on the above matters were as follows:


                                                                                                WITHHELD/
       MATTERS                                                             VOTES FOR          ABSTENTIONS**
-----------------------------------------------------------------------------------------------------------
(1)*   Bob R. Baker.....................................................   558,147,935          21,377,719
       Frank S. Bayley..................................................   558,306,754          21,218,900
       James T. Bunch...................................................   557,895,467          21,630,187
       Bruce L. Crockett................................................   557,847,679          21,677,975
       Albert R. Dowden.................................................   558,399,665          21,125,989
       Jack M. Fields...................................................   558,517,529          21,008,125
       Martin L. Flanagan...............................................   558,529,627          20,996,027
       Carl Frischling..................................................   558,100,775          21,424,879
       Prema Mathai-Davis...............................................   558,128,462          21,397,192
       Lewis F. Pennock.................................................   557,859,214          21,666,440
       Larry Soll, Ph.D. ...............................................   557,756,013          21,769,641
       Raymond Stickel, Jr. ............................................   558,506,215          21,019,439
       Philip A. Taylor.................................................   558,406,281          21,119,373




                                                                               VOTES           WITHHELD/            BROKER
                                                         VOTES FOR            AGAINST         ABSTENTIONS         NON-VOTES
----------------------------------------------------------------------------------------------------------------------------
(2)*   Approve an amendment to the Trust's Agreement
       and Declaration of Trust that would permit the
       Board of Trustees of the Trust to terminate the
       Trust, the Fund, and each other series
       portfolio of the Trust, or a share class
       without a shareholder vote.....................   371,639,551        52,917,484         17,715,590        137,253,029



 * Proposals 1 and 2 required approval by a combined vote of all of the portfolios of AIM Equity Funds.

** Includes Broker Non-Votes.


22        AIM CAPITAL DEVELOPMENT FUND

Supplement to Semiannual Report dated 4/30/08

AIM CAPITAL DEVELOPMENT FUND

                                             ==========================================
INSTITUTIONAL CLASS SHARES                   AVERAGE ANNUAL TOTAL RETURNS                    The performance data quoted represent
The following information has been           For periods ended 4/30/08                    past performance and cannot guarantee
prepared to provide Institutional Class                                                   comparable future results; current
shareholders with a performance overview     Inception (3/15/02)                  7.43%   performance may be lower or higher. Please
specific to their holdings.                     5 Years                          14.49    visit invescoaim.com for the most recent
Institutional Class shares are offered          1 Year                           -7.36    month-end performance. Performance figures
exclusively to institutional investors,         6 Months*                       -14.18    reflect reinvested distributions and
including defined contribution plans that                                                 changes in net asset value. Performance
meet certain criteria.                       ==========================================   figures do not reflect deduction of taxes
                                             AVERAGE ANNUAL TOTAL RETURNS                 a shareholder would pay on Fund
                                             For periods ended 3/31/08, most recent       distributions or sale of Fund shares.
                                             calendar quarter-end                         Investment return and principal value will
                                                                                          fluctuate so that you may have a gain or
                                             Inception (3/15/02)                  6.43%   loss when you sell shares.
                                                5 Years                          14.53
                                                1 Year                          -10.14
                                                6 Months*                       -17.63

                                             *    Cumulative total return that has not
                                                  been annualized

                                             =========================================
                                             Institutional Class shares have no sales
                                             charge; therefore, performance is at net
                                             asset value (NAV). Performance of
                                             Institutional Class shares will differ
                                             from performance of other share classes
                                             primarily due to differing sales charges
                                             and class expenses.

                                                The total annual Fund operating expense
                                             ratio set forth in the most recent Fund
                                             prospectus as of the date of this
                                             supplement for Institutional Class shares
                                             was 0.76%. The expense ratios presented
                                             above may vary from the expense ratios
                                             presented in other sections of the actual
                                             report that are based on expenses incurred
                                             during the period covered by the report.

Over for information on your Fund's expenses.

=======================================================================================
THIS SUPPLEMENT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND
PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND
EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.

FOR INSTITUTIONAL INVESTOR USE ONLY

This material is for institutional investor use only and may not be quoted, reproduced or shown to the public, nor used in written form as sales literature for public use.

                                                                                                                  [INVESCO AIM LOGO]
invescoaim.com   CDV-INS-2   Invesco Aim Distributors, Inc.                                                        - SERVICE MARK -

CALCULATING YOUR ONGOING FUND EXPENSES


EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2007, through April 30, 2008.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.


-----------------------------------------------------------------------------------------------------------
                                                                            HYPOTHETICAL
                                                                      (5% ANNUAL RETURN BEFORE
                                                   ACTUAL                     EXPENSES)
                                         ------------------------------------------------------
                            BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
                          ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
          CLASS             (11/01/07)   (04/30/08)(1)   PERIOD(2)     (04/30/08)    PERIOD(2)      RATIO
-----------------------------------------------------------------------------------------------------------
      Institutional         $1,000.00       $858.20        $3.47       $1,021.13       $3.77        0.75%
-----------------------------------------------------------------------------------------------------------



(1) The actual ending account value is based on the actual total return of the Fund for the period November 1, 2007, through April 30, 2008, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.


AIM CAPITAL DEVELOPMENT FUND

===================================================================================================================================
EDELIVERY
INVESCOAIM.COM/EDELIVERY

REGISTER FOR EDELIVERY - eDelivery is the process of receiving your fund and account information via e-mail. Once your quarterly statements, tax forms, fund reports, and prospectuses are available, we will send you an e-mail notification containing links to these documents. For security purposes, you will need to log in to your account to view your statements and tax forms.

WHY SIGN UP?                                                       HOW DO I SIGN UP?

Register for eDelivery to:                                         It's easy. Just follow these simple steps:

-  save your Fund the cost of printing and postage.                1. Log in to your account.

-  reduce the amount of paper you receive.                         2. Click on the "Service Center" tab.

-  gain access to your documents faster by not waiting for the     3. Select "Register for eDelivery" and complete the consent
   mail.                                                              process.

-  view your documents online anytime at your convenience.

- save the documents to your personal computer or print them out for your records.

This service is provided by Invesco Aim Investment Services, Inc.
===================================================================================================================================

FUND HOLDINGS AND PROXY VOTING INFORMATION

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invescoaim.com. From our home page, click on Products & Performance, then Mutual Funds, then Fund Overview. Select your Fund from the drop-down menu and click on Complete Quarterly Holdings. Shareholders can also look up the Fund's Forms N-Q on the SEC Web site at sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC Public Reference Room in
Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 942 8090 or 800 732 0330, or by electronic request at the following e-mail address: publicinfo@sec.gov.
The SEC file numbers for the Fund are 811-01424 and 002-25469.

   A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or on the Invesco Aim Web site, invescoaim.com. On the home page, scroll down and click on Proxy Policy. The information is also available on the SEC Web site, sec.gov.

   Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2007, is available at our Web site. Go to invescoaim.com, access the About Us tab, click on Required Notices and then click on Proxy
Voting Activity. Next, select the Fund from the drop-down menu. The information is also available on the SEC Web site, sec.gov.

If used after July 20, 2008, this report must be accompanied by a Fund fact sheet or
Invesco Aim Quarterly Performance Review for the most recent quarter-end. Invesco Aim
--SERVICE MARK-- is a service mark of Invesco Aim Management Group, Inc. Invesco Aim
Advisors, Inc., Invesco Aim Capital Management, Inc., Invesco Aim Private Asset
Management, Inc. and Invesco PowerShares Capital Management LLC are the investment advisors for the products and services represented by Invesco Aim; they each provide investment advisory services to individual and institutional clients and do not sell
securities. Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc.,              [INVESCO AIM LOGO]
Invesco Global Asset Management (N.A.), Inc., AIM Funds Management Inc. (DBA AIM Trimark               - SERVICE MARK -
Investments), Invesco Asset Management (Japan) Ltd. and Invesco Hong Kong Ltd. are
affiliated investment advisors that serve as the subadvisor for some of the products and services represented by Invesco Aim. AIM Funds Management Inc. anticipates changing its name to Invesco Trimark Investment Management Inc. (DBA Invesco Trimark) on or prior to
Dec. 31, 2008. Invesco Aim Distributors, Inc. is the distributor for the retail mutual funds, exchange-traded funds and U.S. institutional money market funds represented by
Invesco Aim. All entities are indirect, wholly owned subsidiaries of Invesco Ltd.

                                                                    invescoaim.com     CDV-SAR-1     Invesco Aim Distributors, Inc.

                              AIM CHARTER FUND
                              Semiannual Report to Shareholders - April 30, 2008

[INVESCO AIM LOGO]
 - SERVICE MARK -

                                       [MOUNTAIN GRAPHIC]

AIM Investments                 2      Fund Performance
became INVESCO AIM              3      Letter to Shareholders
on March 31, 2008.              4      Schedule of Investments
                                7      Financial Statements
For more details, go            10     Notes to Financial Statements
to invescoaim.com               16     Financial Highlights
                                21     Fund Expenses
                                22     Approval of Sub-Advisory Agreement
                                23     Results of Proxy

                                For the most current month-end Fund performance and commentary, please visit invescoaim.com.

                                Unless otherwise noted, all data provided by Invesco Aim.

                                THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE
                                FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING
                                SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY
                                BEFORE INVESTING.

                                NOT FDIC INSURED  MAY LOSE VALUE  NO BANK GUARANTEE

FUND PERFORMANCE

=====================================================================================
PERFORMANCE SUMMARY                                                                     CLASS R SHARES' INCEPTION DATE IS JUNE 3,
                                                                                        2002. RETURNS SINCE THAT DATE ARE
FUND VS. INDEXES                                                                        HISTORICAL RETURNS. ALL OTHER RETURNS ARE
Cumulative total returns, 10/31/07 to 4/30/08, at net asset value (NAV). Performance    BLENDED RETURNS OF HISTORICAL CLASS R SHARE
shown does not include applicable contingent deferred sales charges (CDSC) or           PERFORMANCE AND RESTATED CLASS A SHARE
front-end sales charges, which would have reduced performance.                          PERFORMANCE (FOR PERIODS PRIOR TO THE
                                                                                        INCEPTION DATE OF CLASS R SHARES) AT NET
Class A Shares                                                               -6.67%     ASSET VALUE, ADJUSTED TO REFLECT THE HIGHER
Class B Shares                                                               -7.00      RULE 12B-1 FEES APPLICABLE TO CLASS R
Class C Shares                                                               -7.04      SHARES. CLASS A SHARES' INCEPTION DATE IS
Class R Shares                                                               -6.72      NOVEMBER 26, 1968.
S&P 500 Index(triangle) (Broad Market Index)                                 -9.63
Russell 1000 Index(triangle) (Style-Specific Index)                          -9.54         THE PERFORMANCE DATA QUOTED REPRESENT
Lipper Large-Cap Core Funds Index(triangle) (Peer Group Index)               -9.33      PAST PERFORMANCE AND CANNOT GUARANTEE
                                                                                        COMPARABLE FUTURE RESULTS; CURRENT
(triangle)Lipper Inc.                                                                   PERFORMANCE MAY BE LOWER OR HIGHER. PLEASE
                                                                                        VISIT INVESCOAIM.COM FOR THE MOST RECENT
The S&P 500 --REGISTERED TRADEMARK-- INDEX is a market capitalization-weighted index    MONTH-END PERFORMANCE. PERFORMANCE FIGURES
covering all major areas of the U.S. economy. It is not the 500 largest companies,      REFLECT REINVESTED DISTRIBUTIONS, CHANGES
but rather the most widely held 500 companies chosen with respect to market size,       IN NET ASSET VALUE AND THE EFFECT OF THE
liquidity and their industry.                                                           MAXIMUM SALES CHARGE UNLESS OTHERWISE
                                                                                        STATED. PERFORMANCE FIGURES DO NOT REFLECT
   The RUSSELL 1000 --REGISTERED TRADEMARK-- INDEX is comprised of 1000 of the          DEDUCTION OF TAXES A SHAREHOLDER WOULD PAY
largest capitalized U.S. domiciled companies whose common stock is traded in the        ON FUND DISTRIBUTIONS OR SALE OF FUND
United States. The Russell 1000 Index is a trademark/service mark of the Frank          SHARES. INVESTMENT RETURN AND PRINCIPAL
Russell Company. Russell --REGISTERED TRADEMARK--- is a trademark of the Frank          VALUE WILL FLUCTUATE SO THAT YOU MAY HAVE A
Russell Company.                                                                        GAIN OR LOSS WHEN YOU SELL SHARES.

   The LIPPER LARGE-CAP CORE FUNDS INDEX is an equally weighted representation of the      THE NET ANNUAL FUND OPERATING EXPENSE
largest funds in the Lipper Large-Cap Core Funds category. These funds typically have   RATIO SET FORTH IN THE MOST RECENT FUND
an average price-to-earnings ratio, price-to-book ratio, and three-year                 PROSPECTUS AS OF THE DATE OF THIS REPORT
sales-per-share growth value compared to the S&P 500 Index.                             FOR CLASS A, CLASS B, CLASS C AND CLASS R
                                                                                        SHARES WAS 1.18%, 1.93%, 1.93% AND 1.43%,
   The Fund is not managed to track the performance of any particular index,            RESPECTIVELY.(1, 2) THE TOTAL ANNUAL FUND
including the indexes defined here, and consequently, the performance of the Fund may   OPERATING EXPENSE RATIO SET FORTH IN THE
deviate significantly from the performance of the indexes.                              MOST RECENT FUND PROSPECTUS AS OF THE DATE
                                                                                        OF THIS REPORT FOR CLASS A, CLASS B, CLASS
   A direct investment cannot be made in an index. Unless otherwise indicated, index    C AND CLASS R SHARES WAS 1.21%, 1.96%,
results include reinvested dividends, and they do not reflect sales charges.            1.96% AND 1.46%, RESPECTIVELY. THE EXPENSE
Performance of an index of funds reflects fund expenses; performance of a market        RATIOS PRESENTED ABOVE MAY VARY FROM THE
index does not.                                                                         EXPENSE RATIOS PRESENTED IN OTHER SECTIONS
                                                                                        OF THIS REPORT THAT ARE BASED ON EXPENSES
=====================================================================================   INCURRED DURING THE PERIOD COVERED BY THIS
                                                                                        REPORT.
=========================================   =========================================
AVERAGE ANNUAL TOTAL RETURNS                AVERAGE ANNUAL TOTAL RETURNS                   CLASS A SHARE PERFORMANCE REFLECTS THE
As of 4/30/08, including maximum            As of 3/31/08, the most recent calendar     MAXIMUM 5.50% SALES CHARGE, AND CLASS B AND
applicable sales charges                    quarter-end, including maximum applicable   CLASS C SHARE PERFORMANCE REFLECTS THE
                                            sales charges                               APPLICABLE CONTINGENT DEFERRED SALES CHARGE
                                                                                        (CDSC) FOR THE PERIOD INVOLVED. THE CDSC ON
CLASS A SHARES                              CLASS A SHARES                              CLASS B SHARES DECLINES FROM 5% BEGINNING
Inception (11/26/68)                11.44%  Inception (11/26/68)                11.38%  AT THE TIME OF PURCHASE TO 0% AT THE
10 Years                             3.14   10 Years                             2.83   BEGINNING OF THE SEVENTH YEAR. THE CDSC ON
 5 Years                             9.91    5 Years                            10.79   CLASS C SHARES IS 1% FOR THE FIRST YEAR
 1 Year                             -7.37    1 Year                             -5.54   AFTER PURCHASE. CLASS R SHARES DO NOT HAVE
                                                                                        A FRONT-END SALES CHARGE; RETURNS SHOWN ARE
CLASS B SHARES                              CLASS B SHARES                              AT NET ASSET VALUE AND DO NOT REFLECT A
Inception (6/26/95)                  7.49%  Inception (6/26/95)                  7.29%  0.75% CDSC THAT MAY BE IMPOSED ON A TOTAL
10 Years                             3.13   10 Years                             2.82   REDEMPTION OF RETIREMENT PLAN ASSETS WITHIN
 5 Years                            10.09    5 Years                            10.98   THE FIRST YEAR.
 1 Year                             -7.54    1 Year                             -5.78
                                                                                           THE PERFORMANCE OF THE FUND'S SHARE
CLASS C SHARES                              CLASS C SHARES                              CLASSES WILL DIFFER PRIMARILY DUE TO
Inception (8/4/97)                   3.68%  Inception (8/4/97)                   3.43%  DIFFERENT SALES CHARGE STRUCTURES AND CLASS
10 Years                             2.98   10 Years                             2.67   EXPENSES.
 5 Years                            10.37    5 Years                            11.23
 1 Year                             -3.66    1 Year                             -1.83   (1) Total annual operating expenses less
                                                                                            contractual advisory fee waivers by the
CLASS R SHARES                              CLASS R SHARES                                  advisor in effect through at least
10 Years                             3.49%  10 Years                             3.18%      December 31, 2012. See current
 5 Years                            10.90    5 Years                            11.76       prospectus for more information.
 1 Year                             -2.16    1 Year                             -0.31
                                                                                        (2) Total annual operating expenses less any
=========================================   =========================================       contractual fee waivers by the advisor
                                                                                            in effect through at least June 30,
                                                                                            2008. See current prospectus for more
                                                                                            information.


2      AIM CHARTER FUND

                       Dear Fellow AIM Fund Shareholders:
                       The lines of communication are open: More than 250 of you have responded to the invitation I extended in my previous letter to complete an online survey, and more than 50 shareholders have contacted me directly by
                       e-mail. When I could respond quickly and easily to a shareholder's specific concern I did, but the messages
     [CROCKETT         for the most part raised consistent issues that I respond to here.
       PHOTO]
                          I have received many suggestions, a few complaints, and one offer to buy a gold mine! In general, your letters expressed an appreciation for transparency, frankness and the opportunity to comment. Nevertheless, several shareholders found room for improvement in communications. Some would like more concise letters
   Bruce Crockett      while others would prefer reports to be more customized for their particular information needs. With these reports going to tens of thousands of people, shareholder communications necessarily have to cover those issues common to a diverse population as well as the information required by law. The ability to change or further customize letters and reports is also affected by technology, timeliness and cost.

   Online survey responders preferred electronic communications to paper at a ratio of 63% to 37%. Direct responders expressed more of a preference for paper, especially for long reports. Electronic communications are more cost-effective than paper communications that have to be printed and mailed, so I encourage those who have resisted electronic communications to give them a try.

   The correspondence shows that improving fund performance and reducing shareholder costs remain the key shareholder concerns.
Several letters noted individual funds where performance had changed for the better, while others remained dissatisfied with the returns from funds they hold. Although 75% of the online survey responders wanted to see more overall fund performance data in these letters, and 58% wanted more information on individual funds, Securities and Exchange Commission (SEC) and Financial Industry
Regulatory Authority (FINRA) rules are very specific about the way fund performance can be discussed in print. Respect for those rules prevents me from commenting on individual funds or very recent results here, but I can assure you that your Board and all of its Investments subcommittees continue to work with Invesco Aim to make improved performance a top priority for all fund managers.

   Expense levels came up as another dominant issue, and no respondent felt these were too low. Several shareholders questioned the need for 12b-1 fees, which cover the cost of distributing fund shares and thereby help the fund to attract new assets. Your Board reviews the funds' 12b-1 fees annually with the shareholders' best interests in mind. While your Board keeps its eye on containing or lowering these fees wherever possible, we also are mindful that 12b-1 fees may be necessary in order to maintain an effective distribution system for fund shares.

   The value of communication between the Board and shareholders has been noted within and beyond the Invesco Aim community. In the online survey, 87% of the respondents felt it was either somewhat or very important to hear directly from the Board, with 55%
saying it was very important. Morningstar--TRADEMARK--, the mutual fund tracking company, also commented favorably on this channel of communication in its fall 2007 update of fund stewardship grades, where Invesco Aim was one of fewer than 10 fund boards to get an A for board quality, according to BoardIQ (11/13/07).

   In other news, Ruth Quigley retired from your Board at the end of 2007, and we thank her for her many years of dedicated service. Larry Soll has assumed Ruth's place as a vice chair of the Investments Committee. The Valuation Committee, which Ruth used to chair, has been reorganized as the Valuation, Distribution and Proxy Oversight Committee under the chairmanship of Carl
Frischling. The elevation of proxy oversight to standing committee status responds to suggestions from shareholders. In addition,
Prema Mathai-Davis assumed my seat on the Governance Committee, and I moved to the Audit Committee.

   Your Board looks forward to another year of diligent effort on your behalf, and we are even more strongly motivated by your feedback. The invitation remains open to e-mail me at bruce@brucecrockett.com. I look forward to hearing from you.

Sincerely,


/S/ BRUCE L. CROCKETT


Bruce L. Crockett
Independent Chair
AIM Funds Board of Trustees

June 16, 2008


3      AIM CHARTER FUND

PORTFOLIO COMPOSITION

By sector, based on Net Assets
as of April 30, 2008



-------------------------------------------------------------------------
Information Technology                                               19.8%
-------------------------------------------------------------------------
Financials                                                           15.3
-------------------------------------------------------------------------
Industrials                                                          12.7
-------------------------------------------------------------------------
Consumer Staples                                                     11.2
-------------------------------------------------------------------------
Energy                                                               11.0
-------------------------------------------------------------------------
Health Care                                                          10.2
-------------------------------------------------------------------------
Consumer Discretionary                                                5.9
-------------------------------------------------------------------------
Money Market Funds Plus Other Assets Less Liabilities                13.9
_________________________________________________________________________
=========================================================================





SCHEDULE OF INVESTMENTS(a)

April 30, 2008
(Unaudited)





                                                        SHARES           VALUE
----------------------------------------------------------------------------------

COMMON STOCKS & OTHER EQUITY INTERESTS-85.53%

AEROSPACE & DEFENSE-3.30%

Boeing Co. (The)                                         618,107    $   52,452,560
----------------------------------------------------------------------------------
Northrop Grumman Corp.                                   689,375        50,717,319
----------------------------------------------------------------------------------
United Technologies Corp.                              1,125,000        81,528,750
==================================================================================
                                                                       184,698,629
==================================================================================


AIR FREIGHT & LOGISTICS-1.73%

United Parcel Service, Inc.-Class B                    1,339,492        96,992,616
==================================================================================


APPAREL, ACCESSORIES & LUXURY GOODS-0.87%

Polo Ralph Lauren Corp.                                  786,011        48,819,143
==================================================================================


ASSET MANAGEMENT & CUSTODY BANKS-1.62%

Legg Mason, Inc.                                       1,504,346        90,681,977
==================================================================================


AUTOMOBILE MANUFACTURERS-0.54%

Renault S.A. (France)(b)                                 293,478        30,141,902
==================================================================================


BIOTECHNOLOGY-1.67%

Amgen Inc.(c)                                          2,228,000        93,286,360
==================================================================================


BROADCASTING & CABLE TV-1.96%

Comcast Corp.-Class A                                  5,350,054       109,943,610
==================================================================================


COMMUNICATIONS EQUIPMENT-4.27%

Cisco Systems, Inc.(c)                                 2,969,146        76,128,903
----------------------------------------------------------------------------------
Motorola, Inc.                                        11,403,710       113,580,952
----------------------------------------------------------------------------------
Nokia Oyj-ADR (Finland)                                1,640,203        49,320,904
==================================================================================
                                                                       239,030,759
==================================================================================


COMPUTER HARDWARE-2.10%

Fujitsu Ltd. (Japan)(b)                                8,952,000        57,589,742
----------------------------------------------------------------------------------
International Business Machines Corp.                    496,679        59,949,155
==================================================================================
                                                                       117,538,897
==================================================================================


COMPUTER STORAGE & PERIPHERALS-1.81%

EMC Corp.(c)                                           3,344,239        51,501,280
----------------------------------------------------------------------------------
Seagate Technology                                     2,643,948        49,891,299
==================================================================================
                                                                       101,392,579
==================================================================================


CONSUMER FINANCE-1.23%

American Express Co.                                   1,431,707        68,750,570
==================================================================================


DATA PROCESSING & OUTSOURCED SERVICES-1.82%

Automatic Data Processing, Inc.                        2,311,268       102,158,046
==================================================================================


DEPARTMENT STORES-0.68%

Kohl's Corp.(c)                                          777,890        37,999,926
==================================================================================


DIVERSIFIED BANKS-3.19%

Lloyds TSB Group PLC (United Kingdom)(b)               6,113,612        51,929,846
----------------------------------------------------------------------------------
U.S. Bancorp                                           1,378,682        46,723,533
----------------------------------------------------------------------------------
Wells Fargo & Co.                                      2,685,754        79,901,181
==================================================================================
                                                                       178,554,560
==================================================================================


DIVERSIFIED CAPITAL MARKETS-0.27%

UBS AG (Switzerland)(b)(c)                               425,000        14,286,732
----------------------------------------------------------------------------------
UBS AG-Rts. (Switzerland)(c)                             425,000           717,698
==================================================================================
                                                                        15,004,430
==================================================================================


DRUG RETAIL-1.31%

Walgreen Co.                                           2,098,805        73,143,354
==================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4        AIM CHARTER FUND

                                                        SHARES           VALUE
----------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT MANUFACTURERS-1.71%

Agilent Technologies, Inc.(c)                          3,160,546    $   95,480,095
==================================================================================


ELECTRONIC MANUFACTURING SERVICES-1.62%

Tyco Electronics Ltd.                                  2,423,645        90,668,559
==================================================================================


ENVIRONMENTAL & FACILITIES SERVICES-1.68%

Waste Management, Inc.                                 2,600,922        93,893,284
==================================================================================


HEALTH CARE EQUIPMENT-3.63%

Covidien Ltd.                                          1,585,595        74,031,431
----------------------------------------------------------------------------------
Medtronic, Inc.                                        2,651,075       129,054,331
==================================================================================
                                                                       203,085,762
==================================================================================


HOUSEHOLD PRODUCTS-0.08%

Henkel KGaA (Germany)(b)                                 107,061         4,304,038
==================================================================================


HYPERMARKETS & SUPER CENTERS-2.38%

Wal-Mart Stores, Inc.                                  2,297,313       133,198,208
==================================================================================


INDUSTRIAL CONGLOMERATES-5.08%

3M Co.                                                 1,867,749       143,629,898
----------------------------------------------------------------------------------
General Electric Co.                                   1,678,864        54,898,853
----------------------------------------------------------------------------------
Koninklijke (Royal) Phillips Electronics N.V.
  (Netherlands)(b)                                     1,551,716        58,257,083
----------------------------------------------------------------------------------
Tyco International Ltd.                                  591,656        27,683,584
==================================================================================
                                                                       284,469,418
==================================================================================


INSURANCE BROKERS-1.01%

Marsh & McLennan Cos., Inc.                            2,043,844        56,389,656
==================================================================================


INTEGRATED OIL & GAS-1.44%

Total S.A. (France)(b)                                   957,051        80,399,237
==================================================================================


MOVIES & ENTERTAINMENT-0.91%

News Corp.-Class A                                     2,842,511        50,880,947
==================================================================================


OFFICE ELECTRONICS-0.96%

Xerox Corp.                                            3,832,213        53,536,016
==================================================================================


OIL & GAS DRILLING-1.08%

Transocean Inc.                                          412,013        60,755,437
==================================================================================


OIL & GAS EQUIPMENT & SERVICES-4.35%

BJ Services Co.                                        4,284,879       121,133,529
----------------------------------------------------------------------------------
Tenaris S.A.-ADR (Argentina)(d)                          821,272        43,535,629
----------------------------------------------------------------------------------
Weatherford International Ltd.(c)                        980,126        79,066,764
==================================================================================
                                                                       243,735,922
==================================================================================


OIL & GAS EXPLORATION & PRODUCTION-4.10%

Apache Corp.                                             437,615        58,937,988
----------------------------------------------------------------------------------
Chesapeake Energy Corp.                                2,256,246       116,647,918
----------------------------------------------------------------------------------
XTO Energy, Inc.                                         874,479        54,095,271
==================================================================================
                                                                       229,681,177
==================================================================================


OTHER DIVERSIFIED FINANCIAL SERVICES-0.51%

Citigroup Inc.                                         1,121,370        28,337,020
==================================================================================


PACKAGED FOODS & MEATS-3.88%

Cadbury PLC (United Kingdom)(b)                       11,544,423       133,322,421
----------------------------------------------------------------------------------
Unilever N.V. (Netherlands)(b)                         2,502,506        84,117,414
==================================================================================
                                                                       217,439,835
==================================================================================


PERSONAL PRODUCTS-2.23%

Avon Products, Inc.                                    1,566,922        61,141,297
----------------------------------------------------------------------------------
Estee Lauder Cos. Inc. (The)-Class A                   1,391,528        63,467,592
==================================================================================
                                                                       124,608,889
==================================================================================


PHARMACEUTICALS-4.87%

GlaxoSmithKline PLC-ADR (United Kingdom)                 957,369        42,229,547
----------------------------------------------------------------------------------
Merck & Co. Inc.                                         770,545        29,311,532
----------------------------------------------------------------------------------
Pfizer Inc.                                            4,042,711        81,298,918
----------------------------------------------------------------------------------
Teva Pharmaceutical Industries Ltd.-ADR (Israel)       1,342,930        62,822,265
----------------------------------------------------------------------------------
Wyeth                                                  1,285,196        57,152,666
==================================================================================
                                                                       272,814,928
==================================================================================


PROPERTY & CASUALTY INSURANCE-5.26%

Berkshire Hathaway Inc.-Class A(c)                         1,008       134,920,800
----------------------------------------------------------------------------------
Progressive Corp. (The)                                8,774,344       159,605,317
==================================================================================
                                                                       294,526,117
==================================================================================


PUBLISHING-0.96%

Washington Post Co. (The)-Class B                         81,880        53,680,528
==================================================================================


RAILROADS-0.91%

Union Pacific Corp.                                      351,573        51,044,884
==================================================================================


REGIONAL BANKS-1.68%

BB&T Corp.                                             1,366,646        46,862,291
----------------------------------------------------------------------------------
PNC Financial Services Group, Inc.                       681,596        47,268,683
==================================================================================
                                                                        94,130,974
==================================================================================


SEMICONDUCTORS-0.64%

Intel Corp.                                            1,618,775        36,033,932
==================================================================================


SOFT DRINKS-0.76%

Coca-Cola Co. (The)                                      719,345        42,347,840
==================================================================================


SPECIALIZED FINANCE-0.58%

Moody's Corp.(d)                                         875,000        32,340,000
==================================================================================


SYSTEMS SOFTWARE-4.85%

Microsoft Corp.                                        4,238,940       120,894,569
----------------------------------------------------------------------------------
Symantec Corp.(c)                                      8,762,844       150,896,173
==================================================================================
                                                                       271,790,742
==================================================================================
  Total Common Stocks & Other Equity Interests
  (Cost $4,300,626,597)                                              4,787,710,803
==================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        AIM CHARTER FUND

                                                        SHARES           VALUE
----------------------------------------------------------------------------------

PREFERRED STOCK-0.56%

HOUSEHOLD PRODUCTS-0.56%

Henkel KGaA(Germany)-Pfd.(b)
(Cost $39,614,821)                                       735,000    $   31,249,816
==================================================================================


MONEY MARKET FUNDS-13.40%

Liquid Assets Portfolio-Institutional Class(e)       375,019,822       375,019,822
----------------------------------------------------------------------------------
Premier Portfolio-Institutional Class(e)             375,019,822       375,019,822
----------------------------------------------------------------------------------
  Total Money Market Funds (Cost $750,039,644)                         750,039,644
==================================================================================
TOTAL INVESTMENTS (excluding investments purchased
  with cash collateral from securities on
  loan)-99.49% (Cost $5,090,281,062)                                 5,569,000,263
==================================================================================


INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES ON
  LOAN



MONEY MARKET FUNDS-1.03%

Liquid Assets Portfolio-Institutional Class (Cost
  $57,456,345)(e)(f)                                  57,456,345        57,456,345
==================================================================================
TOTAL INVESTMENTS-100.52% (Cost $5,147,737,407)                      5,626,456,608
==================================================================================
OTHER ASSETS LESS LIABILITIES-(0.52)%                                  (29,224,371)
==================================================================================
NET ASSETS-100.00%                                                  $5,597,232,237
__________________________________________________________________________________
==================================================================================



Investment Abbreviations:

ADR    - American Depositary Receipt
Pfd.   - Preferred
Rts.   - Rights


Notes to Schedule of Investments:

(a) Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.
(b) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at April 30, 2008 was $545,598,231, which represented 9.75% of the Fund's Net Assets. See Note 1A.
(c)   Non-income producing security.
(d)   All or a portion of this security was out on loan at April 30, 2008.
(e) The money market fund and the Fund are affiliated by having the same investment advisor.
(f) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 1I.



See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        AIM CHARTER FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2008
(Unaudited)




ASSETS:

Investments, at value (Cost
  $4,340,241,418)*                       $ 4,818,960,619
--------------------------------------------------------
Investments in affiliated money market
funds
(Cost $807,495,989)                          807,495,989
========================================================
     Total investments (Cost
       $5,147,737,407)                     5,626,456,608
========================================================
Receivables for:
  Investments sold                             1,009,954
--------------------------------------------------------
  Fund shares sold                            37,462,103
--------------------------------------------------------
  Dividends                                    9,259,018
--------------------------------------------------------
Investment for trustee deferred
  compensation and retirement plans              534,173
--------------------------------------------------------
Other assets                                      84,030
========================================================
     Total assets                          5,674,805,886
________________________________________________________
========================================================


LIABILITIES:

Payables for:
  Investments purchased                        1,212,184
--------------------------------------------------------
  Fund shares reacquired                       9,134,546
--------------------------------------------------------
  Amount due custodian                            44,050
--------------------------------------------------------
  Foreign currency contracts
     outstanding                               2,327,282
--------------------------------------------------------
  Collateral upon return of securities
     loaned                                   57,456,345
--------------------------------------------------------
Trustee deferred compensation and
  retirement plans                             1,673,581
--------------------------------------------------------
Accrued distribution fees                      1,758,237
--------------------------------------------------------
Accrued trustees' and officer's fees
  and benefits                                    10,675
--------------------------------------------------------
Accrued transfer agent fees                    2,924,491
--------------------------------------------------------
Accrued operating expenses                     1,032,258
========================================================
     Total liabilities                        77,573,649
========================================================
Net assets applicable to shares
  outstanding                            $ 5,597,232,237
________________________________________________________
========================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest            $ 7,468,701,626
--------------------------------------------------------
Undistributed net investment income           19,234,008
--------------------------------------------------------
Undistributed net realized gain (loss)    (2,367,087,302)
--------------------------------------------------------
Unrealized appreciation                      476,383,905
========================================================
                                         $ 5,597,232,237
________________________________________________________
========================================================



NET ASSETS:

Class A                                  $ 4,539,002,174
________________________________________________________
========================================================
Class B                                  $   699,320,889
________________________________________________________
========================================================
Class C                                  $   233,752,658
________________________________________________________
========================================================
Class R                                  $     6,998,048
________________________________________________________
========================================================
Institutional Class                      $   118,158,468
________________________________________________________
========================================================


SHARES OUTSTANDING, $0.001 PAR VALUE PER SHARE,
  UNLIMITED NUMBER OF SHARES AUTHORIZED:

Class A                                      284,931,317
________________________________________________________
========================================================
Class B                                       45,760,682
________________________________________________________
========================================================
Class C                                       15,255,561
________________________________________________________
========================================================
Class R                                          441,352
________________________________________________________
========================================================
Institutional Class                            7,219,274
________________________________________________________
========================================================
Class A:
  Net asset value per share              $         15.93
--------------------------------------------------------
  Maximum offering price per share
     (Net asset value of $15.93
     divided by 94.50%)                  $         16.86
________________________________________________________
========================================================
Class B:
  Net asset value and offering price
     per share                           $         15.28
________________________________________________________
========================================================
Class C:
  Net asset value and offering price
     per share                           $         15.32
________________________________________________________
========================================================
Class R:
  Net asset value and offering price
     per share                           $         15.86
________________________________________________________
========================================================
Institutional Class:
  Net asset value and offering price
     per share                           $         16.37
________________________________________________________
========================================================



* At April 30, 2008, securities with an aggregate value of $56,902,011 were on loan to brokers.




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        AIM CHARTER FUND

STATEMENT OF OPERATIONS

For the six months ended April 30, 2008
(Unaudited)





INVESTMENT INCOME:
Dividends (net of foreign withholding taxes of $1,048,050)                         $  42,047,010
------------------------------------------------------------------------------------------------
Dividends from affiliated money market funds (includes securities lending income
  of $466,500)                                                                        16,268,255
================================================================================================
     Total investment income                                                          58,315,265
================================================================================================


EXPENSES:

Advisory fees                                                                         18,189,248
------------------------------------------------------------------------------------------------
Administrative services fees                                                             330,343
------------------------------------------------------------------------------------------------
Custodian fees                                                                            79,984
------------------------------------------------------------------------------------------------
Distribution fees:
  Class A                                                                              5,673,849
------------------------------------------------------------------------------------------------
  Class B                                                                              4,349,171
------------------------------------------------------------------------------------------------
  Class C                                                                              1,209,654
------------------------------------------------------------------------------------------------
  Class R                                                                                 16,941
------------------------------------------------------------------------------------------------
Transfer agent fees -- A, B, C and R                                                   7,812,605
------------------------------------------------------------------------------------------------
Transfer agent fees -- Institutional                                                      60,586
------------------------------------------------------------------------------------------------
Trustees' and officer's fees and benefits                                                 65,579
------------------------------------------------------------------------------------------------
Other                                                                                  1,034,331
================================================================================================
     Total expenses                                                                   38,822,291
================================================================================================
Less: Fees waived, expenses reimbursed and expense offset arrangement(s)              (1,333,772)
================================================================================================
     Net expenses                                                                     37,488,519
================================================================================================
Net investment income                                                                 20,826,746
================================================================================================


REALIZED AND UNREALIZED GAIN (LOSS) FROM:

Net realized gain from:
  Investment securities (includes net gains from securities sold to affiliates
     of $665,806)                                                                    237,625,222
------------------------------------------------------------------------------------------------
  Foreign currencies                                                                   2,696,052
================================================================================================
                                                                                    240,321,274
================================================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                                             (693,928,474)
------------------------------------------------------------------------------------------------
  Foreign currencies                                                                    (171,872)
------------------------------------------------------------------------------------------------
  Foreign currency contracts                                                          (2,327,282)
================================================================================================
                                                                                    (696,427,628)
================================================================================================
Net realized and unrealized gain (loss)                                             (456,106,354)
================================================================================================
Net increase (decrease) in net assets resulting from operations                    $(435,279,608)
________________________________________________________________________________________________
================================================================================================






See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        AIM CHARTER FUND

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended April 30, 2008 and the year ended October 31, 2007 (Unaudited)



                                                                             APRIL 30,        OCTOBER 31,
                                                                               2008               2007

===========================================================================================================

OPERATIONS:

  Net investment income                                                   $   20,826,746    $    72,808,918
-----------------------------------------------------------------------------------------------------------
  Net realized gain                                                          240,321,274        830,447,389
-----------------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation)                      (696,427,628)       102,046,800
===========================================================================================================
     Net increase (decrease) in net assets resulting from operations        (435,279,608)     1,005,303,107
===========================================================================================================
Distributions to shareholders from net investment income:
  Class A                                                                    (63,632,367)       (33,924,619)
-----------------------------------------------------------------------------------------------------------
  Class B                                                                     (4,147,084)        (2,299,763)
-----------------------------------------------------------------------------------------------------------
  Class C                                                                     (1,085,343)          (432,209)
-----------------------------------------------------------------------------------------------------------
  Class R                                                                        (72,529)           (28,684)
-----------------------------------------------------------------------------------------------------------
  Institutional Class                                                         (2,345,816)        (1,316,876)
===========================================================================================================
     Decrease in net assets resulting from distributions                     (71,283,139)       (38,002,151)
===========================================================================================================
Share transactions-net:
  Class A                                                                    (71,005,034)      (517,998,249)
-----------------------------------------------------------------------------------------------------------
  Class B                                                                   (290,041,779)      (672,272,123)
-----------------------------------------------------------------------------------------------------------
  Class C                                                                    (19,012,053)       (54,864,868)
-----------------------------------------------------------------------------------------------------------
  Class R                                                                        994,638            535,316
-----------------------------------------------------------------------------------------------------------
  Institutional Class                                                         (4,968,622)       (10,903,120)
===========================================================================================================
     Net increase (decrease) in net assets resulting from share
       transactions                                                         (384,032,850)    (1,255,503,044)
===========================================================================================================
     Net increase (decrease) in net assets                                  (890,595,597)      (288,202,088)
___________________________________________________________________________________________________________
===========================================================================================================


NET ASSETS:

  Beginning of period                                                      6,487,827,834      6,776,029,922
-----------------------------------------------------------------------------------------------------------
  End of period (including undistributed net investment income of
     $19,234,008 and $69,690,401, respectively)                           $5,597,232,237    $ 6,487,827,834
___________________________________________________________________________________________________________
===========================================================================================================






See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        AIM CHARTER FUND

NOTES TO FINANCIAL STATEMENTS

April 30, 2008
(Unaudited)


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Charter Fund (the "Fund") is a series portfolio of AIM Equity Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of seven separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

  The Fund's investment objective is growth of capital.

  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

        A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

        Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

        Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

        Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

        Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

        Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

        Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

        The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds as received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

        Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
      (loss) from

10        AIM CHARTER FUND
      investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

        The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, Invesco Aim Advisors may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. SECURITIES LENDING -- The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities.

J. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and
      (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

        The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

K. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship

11        AIM CHARTER FUND
      between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with Invesco Aim Advisors, Inc. (the "Advisor" or "Invesco Aim"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Advisor based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                            RATE
-------------------------------------------------------------------
First $150 million                                           0.80%
-------------------------------------------------------------------
Over $150 million                                            0.625%
___________________________________________________________________
===================================================================




  Through December 31, 2012, the Advisor has contractually agreed to waive advisory fees to the extent necessary so that the advisory fees payable by the Fund (based on the Fund's average daily net assets) do not exceed the annual rate of:

AVERAGE NET ASSETS                                            RATE
-------------------------------------------------------------------
First $150 million                                           0.75%
-------------------------------------------------------------------
Next $4.85 billion                                           0.615%
-------------------------------------------------------------------
Next $2.5 billion                                            0.57%
-------------------------------------------------------------------
Next $2.5 billion                                            0.545%
-------------------------------------------------------------------
Over $10 billion                                             0.52%
___________________________________________________________________
===================================================================




  Under the terms of a master sub-advisory agreement approved by shareholders of the Fund on February 29, 2008, effective May 1, 2008, between the Advisor and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc. and AIM Funds Management Inc. (collectively, the "Affiliated Sub-Advisors") the Advisor, not the Fund, may pay 40% of the fees paid to the Advisor to any such Affiliated Sub-Advisor(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Advisor(s).

  Further, the Advisor has contractually agreed, through at least June 30, 2008, to waive advisory fees in an amount equal to 100% of the advisory fee the Advisor receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the
Fund).

  For the six months ended April 30, 2008, the Advisor waived advisory fees of $1,035,107.

  At the request of the Trustees of the Trust, Invesco Ltd. ("Invesco") agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended April 30, 2008, Invesco reimbursed expenses of the Fund in the amount of $77,304.

  The Trust has entered into a master administrative services agreement with Invesco Aim pursuant to which the Fund has agreed to pay Invesco Aim for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2008, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.

  The Trust has entered into a transfer agency and service agreement with Invesco Aim Investment Services, Inc. ("IAIS") pursuant to which the Fund has agreed to pay IAIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IAIS for certain expenses incurred by IAIS in the course of providing such services. IAIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IAIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust's Board of Trustees. For the six months ended April 30, 2008, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

  The Trust has entered into master distribution agreements with Invesco Aim Distributors, Inc. ("IADI") to serve as the distributor for the Class A, Class B, Class C, Class R and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C and Class R shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays IADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority ("FINRA") impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the six months ended April 30, 2008, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.

  Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted

12        AIM CHARTER FUND
from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2008, IADI advised the Fund that IADI retained $151,733 in front-end sales commissions from the sale of Class A shares and $343, $282,272, $7,464 and $0 from Class A, Class B, Class C and Class R shares, respectively, for CDSC imposed on redemptions by shareholders.

  Certain officers and trustees of the Trust are officers and directors of Invesco Aim, IAIS and/or IADI.

NOTE 3--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended April 30, 2008, the Fund engaged in securities sales of $2,548,755, which resulted in net realized gains of $665,806, and securities purchases of $25,734,025.

NOTE 4--EXPENSE OFFSET ARRANGEMENTS

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions and (ii) custodian credits which result from periodic overnight cash balances at the custodian. For the six months ended April 30, 2008, the Fund received credits from these arrangements, which resulted in the reduction of the Fund's total expenses of $221,361.

NOTE 5--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

  During the six months ended April 30, 2008, the Fund paid legal fees of $8,913 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 6--BORROWINGS

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company ("SSB"), the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco Aim, not to exceed the contractually agreed upon rate.

  Additionally, the Fund participates in an uncommitted unsecured revolving credit facility with SSB. The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by Invesco Aim, which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan. During the six months ended April 30, 2008, the Fund did not borrow under the uncommitted unsecured revolving credit facility.

NOTE 7--FOREIGN CURRENCY CONTRACTS


                                          OPEN FOREIGN CURRENCY CONTRACTS AT PERIOD END
--------------------------------------------------------------------------------------------------------------------------------
                                                                 CONTRACT TO                                        UNREALIZED
SETTLEMENT                                       -------------------------------------------                       APPRECIATION
DATE                                                   DELIVER                 RECEIVE               VALUE        (DEPRECIATION)
--------------------------------------------------------------------------------------------------------------------------------
6/11/08                                          EUR     108,000,000     USD     164,992,680     $168,305,278       $(3,312,598)
--------------------------------------------------------------------------------------------------------------------------------
6/11/08                                          GBP      58,000,000     USD     115,964,040      114,978,724           985,316
================================================================================================================================
Total open foreign currency contracts                                                                               $(2,327,282)
________________________________________________________________________________________________________________________________
================================================================================================================================




Currency Abbreviations:
EUR -- Euro
GBP -- British Pound Sterling
USD -- U.S. Dollar




13        AIM CHARTER FUND

NOTE 8--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions. Under these limitation rules, the Fund is limited to utilizing $2,589,261,697 of capital loss carryforward in the fiscal year ended October 31, 2008.

  The Fund had a capital loss carryforward as of October 31, 2007 which expires as follows:

                                                                                   CAPITAL LOSS
EXPIRATION                                                                         CARRYFORWARD*
------------------------------------------------------------------------------------------------
October 31, 2008                                                                  $    3,221,998
------------------------------------------------------------------------------------------------
October 31, 2009                                                                   1,855,355,421
------------------------------------------------------------------------------------------------
October 31, 2010                                                                     733,056,500
================================================================================================
Total capital loss carryforward                                                   $2,591,633,919
________________________________________________________________________________________________
================================================================================================




* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code. To the extent that unrealized gains as of April 10, 2006, the date of the reorganization of AIM Premier Equity Fund, into the Fund are realized on securities held in each fund at such date, the capital loss carryforward may be further limited up to five years from the date of the reorganization.

NOTE 9--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2008 was $1,036,365,371 and $1,455,839,272, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period end.

         UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities                         $ 748,958,823
------------------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                        (286,014,279)
================================================================================================
Net unrealized appreciation of investment securities                               $ 462,944,544
________________________________________________________________________________________________
================================================================================================
Cost of investments for tax purposes is $5,163,512,064.




14        AIM CHARTER FUND

NOTE 10--SHARE INFORMATION

The Fund currently offers five different classes of shares: Class A, Class B, Class C, Class R and Institutional Class. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waiver shares may be subject to a CDSC. Class B shares and Class C shares are sold with a CDSC. Class R shares and Institutional Class shares are sold at net asset value. Under certain circumstances, Class R shares are subject to a CDSC. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase.

                                                CHANGES IN SHARES OUTSTANDING
----------------------------------------------------------------------------------------------------------------------------
                                                                  SIX MONTHS ENDED                      YEAR ENDED
                                                                 APRIL 30, 2008(a)                   OCTOBER 31, 2007
                                                           -----------------------------     -------------------------------
                                                              SHARES           AMOUNT           SHARES            AMOUNT
----------------------------------------------------------------------------------------------------------------------------
Sold
Class A                                                      5,488,028     $  87,632,854       6,638,643     $   108,366,370
----------------------------------------------------------------------------------------------------------------------------
Class B                                                      1,349,474        20,617,195       2,775,431          42,569,785
----------------------------------------------------------------------------------------------------------------------------
Class C                                                        704,156        10,815,763       1,030,061          15,808,452
----------------------------------------------------------------------------------------------------------------------------
Class R                                                        126,188         2,051,532         137,237           2,183,517
----------------------------------------------------------------------------------------------------------------------------
Institutional Class                                          1,377,623        22,620,611       4,329,643          72,366,806
============================================================================================================================
Issued as reinvestment of dividends:
Class A                                                      3,599,298        59,244,431       2,074,397          32,111,669
----------------------------------------------------------------------------------------------------------------------------
Class B                                                        248,883         3,939,826         147,276           2,188,523
----------------------------------------------------------------------------------------------------------------------------
Class C                                                         63,596         1,009,283          27,284             406,812
----------------------------------------------------------------------------------------------------------------------------
Class R                                                          4,425            72,526           1,861              28,679
----------------------------------------------------------------------------------------------------------------------------
Institutional Class                                            136,321         2,301,095          81,535           1,294,779
============================================================================================================================
Automatic conversion of Class B shares to Class A
  shares:
Class A                                                     13,773,111       219,467,259      24,199,603         390,922,132
----------------------------------------------------------------------------------------------------------------------------
Class B                                                    (14,352,282)     (219,467,259)    (25,290,251)       (390,922,132)
============================================================================================================================
Reacquired:
Class A                                                    (27,331,396)     (437,349,578)    (65,231,388)     (1,049,398,420)
----------------------------------------------------------------------------------------------------------------------------
Class B                                                     (6,199,963)      (95,131,541)    (21,131,814)       (326,108,299)
----------------------------------------------------------------------------------------------------------------------------
Class C                                                     (2,006,374)      (30,837,099)     (4,603,510)        (71,080,132)
----------------------------------------------------------------------------------------------------------------------------
Class R                                                        (71,293)       (1,129,420)       (103,560)         (1,676,880)
----------------------------------------------------------------------------------------------------------------------------
Institutional Class                                         (1,860,936)      (29,890,328)     (4,870,980)        (84,564,705)
============================================================================================================================
                                                           (24,951,141)    $(384,032,850)    (79,788,532)    $(1,255,503,044)
____________________________________________________________________________________________________________________________
============================================================================================================================



(a) There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 18% of the outstanding shares of the Fund. IADI has an agreement with these entities to sell Fund shares. The Fund, Invesco Aim and/or Invesco Aim affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco Aim and/or Invesco Aim affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.


15        AIM CHARTER FUND

NOTE 11--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                    CLASS A
                                             -------------------------------------------------------------------------------------
                                             SIX MONTHS
                                                ENDED                               YEAR ENDED OCTOBER 31,
                                              APRIL 30,     ----------------------------------------------------------------------
                                                2008           2007           2006           2005           2004           2003
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period         $    17.30     $    14.96     $    12.85     $    12.16     $    11.12     $     9.57
----------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income(a)                         0.07           0.20           0.13           0.15(b)        0.06           0.04
----------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
     realized and unrealized)                     (1.22)          2.25(c)        2.10           0.65           1.00           1.51
==================================================================================================================================
     Total from investment operations             (1.15)          2.45           2.23           0.80           1.06           1.55
==================================================================================================================================
Less dividends from net investment income         (0.22)         (0.11)         (0.12)         (0.11)         (0.02)            --
==================================================================================================================================
Net asset value, end of period               $    15.93     $    17.30     $    14.96     $    12.85     $    12.16     $    11.12
__________________________________________________________________________________________________________________________________
==================================================================================================================================
Total return(d)                                   (6.67)%        16.44%(c)      17.49%          6.59%          9.58%         16.20%
__________________________________________________________________________________________________________________________________
==================================================================================================================================

Ratios/supplemental data:
Net assets, end of period (000s omitted)     $4,539,002     $5,005,716     $4,812,619     $1,638,002     $1,843,623     $2,008,702
__________________________________________________________________________________________________________________________________
==================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
     reimbursements                                1.17%(e)       1.16%          1.26%          1.23%          1.26%          1.30%
----------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
     reimbursements                                1.21%(e)       1.19%          1.27%          1.25%          1.27%          1.30%
==================================================================================================================================
Ratio of net investment income to average
  net assets                                       0.85%(e)       1.25%          0.93%          1.16%(b)       0.54%          0.39%
__________________________________________________________________________________________________________________________________
==================================================================================================================================
Portfolio turnover rate(f)                           20%            39%            51%            54%            36%            28%
__________________________________________________________________________________________________________________________________
==================================================================================================================================




(a)  Calculated using average shares outstanding.
(b) Net investment income per share and the ratio of net investment income to average net assets include a special cash dividend received of $3.00 per share owned of Microsoft Corp. on December 2, 2004. Net investment income per share and the ratio of net investment income to average net assets excluding the special dividend are $0.10 and 0.80%, respectively.
(c) Includes litigation proceeds received during the period. Had these litigation proceeds not been received Net gains (losses) on securities (both realized and unrealized) per share would have been $2.12 and total return would have been lower.
(d) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(e) Ratios are annualized and based on average daily net assets of $4,564,019,242.
(f) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.


16        AIM CHARTER FUND

                                                                                   CLASS B
                                           ---------------------------------------------------------------------------------------
                                           SIX MONTHS ENDED                           YEAR ENDED OCTOBER 31,
                                               APRIL 30,        ------------------------------------------------------------------
                                                 2008              2007           2006          2005         2004          2003
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period           $  16.50         $    14.30     $    12.27     $  11.61     $  10.67     $     9.24
----------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income(a)                         0.01               0.08           0.02         0.05(b)     (0.02)         (0.03)
----------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
     realized and unrealized)                     (1.16)              2.14(c)        2.02         0.62         0.96           1.46
==================================================================================================================================
     Total from investment operations             (1.15)              2.22           2.04         0.67         0.94           1.43
==================================================================================================================================
Less dividends from net investment
  income                                          (0.07)             (0.02)         (0.01)       (0.01)          --             --
==================================================================================================================================
Net asset value, end of period                 $  15.28         $    16.50     $    14.30     $  12.27     $  11.61     $    10.67
__________________________________________________________________________________________________________________________________
==================================================================================================================================
Total return(d)                                   (7.00)%            15.56%(c)      16.63%        5.76%        8.81%         15.48%
__________________________________________________________________________________________________________________________________
==================================================================================================================================

Ratios/supplemental data:
Net assets, end of period (000s omitted)       $699,321         $1,067,897     $1,547,422     $617,534     $885,500     $1,149,943
__________________________________________________________________________________________________________________________________
==================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
     reimbursements                                1.92%(e)           1.91%          2.01%        1.95%        1.96%          2.00%
----------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
     reimbursements                                1.96%(e)           1.94%          2.02%        1.97%        1.97%          2.00%
==================================================================================================================================
Ratio of net investment income to
  average net assets                               0.10%(e)           0.50%          0.18%        0.44%(b)    (0.16)%        (0.31)%
__________________________________________________________________________________________________________________________________
==================================================================================================================================
Portfolio turnover rate(f)                           20%                39%            51%          54%          36%            28%
__________________________________________________________________________________________________________________________________
==================================================================================================================================




(a)  Calculated using average shares outstanding.
(b) Net investment income per share and the ratio of net investment income to average net assets include a special cash dividend received of $3.00 per share owned of Microsoft Corp. on December 2, 2004. Net investment income per share and the ratio of net investment income to average net assets excluding the special dividend are $0.00 and 0.08%, respectively.
(c) Includes litigation proceeds received during the period. Had these litigation proceeds not been received Net gains (losses) on securities (both realized and unrealized) per share would have been $2.01 and total return would have been lower.
(d) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(e) Ratios are annualized and based on average daily net assets of $874,613,556.
(f) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

                                                                                   CLASS C
                                              ---------------------------------------------------------------------------------
                                              SIX MONTHS ENDED                        YEAR ENDED OCTOBER 31,
                                                  APRIL 30,        ------------------------------------------------------------
                                                    2008             2007         2006         2005         2004         2003
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $  16.55         $  14.34     $  12.30     $  11.64     $  10.70     $   9.27
-------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income(a)                            0.01             0.08         0.02         0.05(b)     (0.02)       (0.03)
-------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
     realized and unrealized)                        (1.17)            2.15(c)      2.03         0.62         0.96         1.46
===============================================================================================================================
     Total from investment operations                (1.16)            2.23         2.05         0.67         0.94         1.43
===============================================================================================================================
Less dividends from net investment income            (0.07)           (0.02)       (0.01)       (0.01)          --           --
===============================================================================================================================
Net asset value, end of period                    $  15.32         $  16.55     $  14.34     $  12.30     $  11.64     $  10.70
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Total return(d)                                      (7.04)%          15.58%(c)    16.67%        5.75%        8.79%       15.43%
_______________________________________________________________________________________________________________________________
===============================================================================================================================

Ratios/supplemental data:
Net assets, end of period (000s omitted)          $233,753         $272,904     $287,359     $107,776     $138,305     $163,859
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
     reimbursements                                   1.92%(e)         1.91%        2.01%        1.95%        1.96%        2.00%
-------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
     reimbursements                                   1.96%(e)         1.94%        2.02%        1.97%        1.97%        2.00%
===============================================================================================================================
Ratio of net investment income to average
  net assets                                          0.10%(e)         0.50%        0.18%        0.44%(b)    (0.16)%      (0.31)%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Portfolio turnover rate(f)                              20%              39%          51%          54%          36%          28%
_______________________________________________________________________________________________________________________________
===============================================================================================================================




(a)  Calculated using average shares outstanding.
(b) Net investment income per share and the ratio of net investment income to average net assets include a special cash dividend received of $3.00 per share owned of Microsoft Corp. on December 2, 2004. Net investment income per share and the ratio of net investment income to average net assets excluding the special dividend are $0.00 and 0.08%, respectively.
(c) Includes litigation proceeds received during the period. Had these litigation proceeds not been received Net gains (losses) on securities (both realized and unrealized) per share would have been $2.02 and total return would have been lower.
(d) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(e) Ratios are annualized and based on average daily net assets of $243,260,082.
(f) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.



17        AIM CHARTER FUND

                                                                                   CLASS R
                                                      -----------------------------------------------------------------
                                                      SIX MONTHS
                                                         ENDED                     YEAR ENDED OCTOBER 31,
                                                       APRIL 30,     --------------------------------------------------
                                                         2008         2007       2006       2005       2004       2003
-----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                    $17.18       $14.87     $12.77     $12.10     $11.08     $ 9.56
-----------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income(a)                                0.05         0.16       0.09       0.12(b)    0.04       0.02
-----------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized
     and unrealized)                                     (1.20)        2.23(c)    2.10       0.63       1.00       1.50
=======================================================================================================================
     Total from investment operations                    (1.15)        2.39       2.19       0.75       1.04       1.52
=======================================================================================================================
Less dividends from net investment income                (0.17)       (0.08)     (0.09)     (0.08)     (0.02)        --
=======================================================================================================================
Net asset value, end of period                          $15.86       $17.18     $14.87     $12.77     $12.10     $11.08
_______________________________________________________________________________________________________________________
=======================================================================================================================
Total return(d)                                          (6.72)%      16.12%(c)  17.21%      6.22%      9.35%     15.90%
_______________________________________________________________________________________________________________________
=======================================================================================================================

Ratios/supplemental data:
Net assets, end of period (000s omitted)                $6,998       $6,565     $5,153     $2,637     $2,534     $1,714
_______________________________________________________________________________________________________________________
=======================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements          1.42%(e)     1.41%      1.51%      1.45%      1.46%      1.50%
-----------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements       1.46%(e)     1.44%      1.52%      1.47%      1.47%      1.50%
=======================================================================================================================
Ratio of net investment income to average net
  assets                                                  0.60%(e)     1.00%      0.68%      0.94%(b)   0.34%      0.19%
_______________________________________________________________________________________________________________________
=======================================================================================================================
Portfolio turnover rate(f)                                  20%          39%        51%        54%        36%        28%
_______________________________________________________________________________________________________________________
=======================================================================================================================




(a)  Calculated using average shares outstanding.
(b) Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets include a special cash dividend received of $3.00 per share owned of Microsoft Corp. on December 2, 2004. Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets excluding the special dividend are $0.07 and 0.58%, respectively.
(c) Includes litigation proceeds received during the period. Had these litigation proceeds not been received Net gains (losses) on securities (both realized and unrealized) per share would have been $2.10 and total return would have been lower.
(d) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(e)  Ratios are annualized and based on average daily net assets of $6,813,815.
(f) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.


18        AIM CHARTER FUND

                                                                              INSTITUTIONAL CLASS
                                                    ----------------------------------------------------------------------
                                                    SIX MONTHS
                                                       ENDED                        YEAR ENDED OCTOBER 31,
                                                     APRIL 30,     -------------------------------------------------------
                                                       2008          2007         2006         2005       2004       2003
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                 $  17.81      $  15.38     $  13.22     $ 12.53     $11.45     $ 9.80
--------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income(a)                               0.10          0.28         0.20        0.22(b)    0.13       0.09
--------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized
     and unrealized)                                    (1.24)         2.31(c)      2.16        0.65       1.03       1.56
==========================================================================================================================
     Total from investment operations                   (1.14)         2.59         2.36        0.87       1.16       1.65
==========================================================================================================================
Less dividends from net investment income               (0.30)        (0.16)       (0.20)      (0.18)     (0.08)        --
==========================================================================================================================
Net asset value, end of period                       $  16.37      $  17.81     $  15.38     $ 13.22     $12.53     $11.45
__________________________________________________________________________________________________________________________
==========================================================================================================================
Total return(d)                                         (6.45)%       16.96%(c)    18.03%       6.98%     10.21%     16.84%
__________________________________________________________________________________________________________________________
==========================================================================================================================

Ratios/supplemental data:
Net assets, end of period (000s omitted)             $118,158      $134,745     $123,476     $54,728     $3,285     $2,061
__________________________________________________________________________________________________________________________
==========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements         0.74%(e)      0.73%        0.79%       0.71%      0.74%      0.79%
--------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
     reimbursements                                      0.78%(e)      0.76%        0.80%       0.73%      0.75%      0.79%
==========================================================================================================================
Ratio of net investment income to average net
  assets                                                 1.28%(e)      1.68%        1.40%       1.68%(b)   1.06%      0.90%
__________________________________________________________________________________________________________________________
==========================================================================================================================
Portfolio turnover rate(f)                                 20%           39%          51%         54%        36%        28%
__________________________________________________________________________________________________________________________
==========================================================================================================================




(a)  Calculated using average shares outstanding.
(b) Net investment income per share and the ratio of net investment income to average net assets include a special cash dividend received of $3.00 per share owned of Microsoft Corp. on December 2, 2004. Net investment income per share and the ratio of net investment income to average net assets excluding the special dividend are $0.17 and 1.32%, respectively.
(c) Includes litigation proceeds received during the period. Had these litigation proceeds not been received Net gains (losses) on securities (both realized and unrealized) per share would have been $2.18 and total return would have been lower.
(d) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(e) Ratios are annualized and based on average daily net assets of $121,833,678.
(f) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.


NOTE 12--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING


  On May 23, 2008, the Securities and Exchange Commission ("SEC") publicly posted its final approval of the Distribution Plans ("Distribution Plans") for the distribution of monies placed into two separate Fair Funds created pursuant to a settlement reached on October 8, 2004 between Invesco Funds Group, Inc. ("IFG"), Invesco Aim Advisors, Inc. ("Invesco Aim") and Invesco Aim Distributors, Inc. ("IADI") and the SEC (the "Order"). One of the Fair Funds consists of $325 million, plus interest and any contributions by other settling parties, for distribution to shareholders of certain mutual funds formerly advised by IFG who may have been harmed by market timing and related activity. The second Fair Fund consists of $50 million, plus interest and any contributions by other settling parties, for distribution to shareholders of mutual funds advised by Invesco Aim who may have been harmed by market timing and related activity. The Distribution Plans provide for the distribution to all eligible investors to compensate such investors for injury they may have suffered as a result of market timing in the affected funds. The Distribution Plans include a provision for any residual amounts in the Fair Funds to be distributed in the future to the affected funds. Because the distribution of the Fair Funds has not yet commenced, management of Invesco Aim and the Fund are unable to estimate the amount of distribution to be made to the Fund, if any.

  At the request of the trustees of the AIM Funds, Invesco Ltd. ("Invesco"), the parent company of IFG and Invesco Aim, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.

PENDING LITIGATION AND REGULATORY INQUIRIES


  On August 30, 2005, the West Virginia Office of the State
Auditor -- Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to Invesco Aim and IADI (Order No. 05-
1318). The WVASC makes findings of fact that Invesco Aim and IADI entered into certain arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that Invesco Aim and IADI violated the West Virginia securities laws. The WVASC orders Invesco Aim and IADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute. By agreement with the Commissioner of Securities, Invesco Aim's time to respond to that Order has been indefinitely suspended.


19        AIM CHARTER FUND

  Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, Invesco Aim, IADI and/or related entities and individuals, depending on the lawsuit, alleging:

  - that the defendants permitted improper market timing and related activity in the AIM Funds; and

  - that certain AIM Funds inadequately employed fair value pricing. The case pending in Illinois State Court was dismissed with prejudice on May 6, 2008.

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and Employee Retirement Income Security Act of 1974, as amended ("ERISA"), negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid.

  All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various Invesco Aim- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of ERISA purportedly brought on behalf of participants in the Invesco 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On September 15, 2006, the MDL Court granted the Invesco defendants' motion to dismiss the Amended Class Action Complaint for Violations of ERISA and dismissed such Complaint. The plaintiff has commenced an appeal from that decision.

  IFG, Invesco Aim, IADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more Invesco Aim
Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost security holders. IFG, Invesco Aim and IADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, Invesco Aim and/or related entities and individuals in the future.

  At the present time, management of Invesco Aim and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on Invesco Aim, IADI or the Fund.


20        AIM CHARTER FUND

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2007, through April 30, 2008.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.


---------------------------------------------------------------------------------------------------
                                                                    HYPOTHETICAL
                                                              (5% ANNUAL RETURN BEFORE
                                           ACTUAL                     EXPENSES)
                                 ------------------------------------------------------
                    BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
                  ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
      CLASS         (11/01/07)   (04/30/08)(1)   PERIOD(2)     (04/30/08)    PERIOD(2)      RATIO
---------------------------------------------------------------------------------------------------
        A           $1,000.00       $933.30        $5.62       $1,019.05       $5.87        1.17%
---------------------------------------------------------------------------------------------------
        B            1,000.00        930.00         9.21        1,015.32        9.62        1.92
---------------------------------------------------------------------------------------------------
        C            1,000.00        929.60         9.21        1,015.32        9.62        1.92
---------------------------------------------------------------------------------------------------
        R            1,000.00        932.80         6.82        1,017.80        7.12        1.42
---------------------------------------------------------------------------------------------------



(1) The actual ending account value is based on the actual total return of the Fund for the period November 1, 2007, through April 30, 2008, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.


21        AIM CHARTER FUND

APPROVAL OF SUB-ADVISORY AGREEMENT

At in-person meetings held on December      and employees of the Affiliated
12-13, 2007, the Board of Trustees of AIM   Sub-Advisors who will provide these
Equity Funds (the "Board"), including a     services. The Board concluded that the
majority of the independent trustees,       nature, extent and quality of the
voting separately, approved the             services to be provided by the Affiliated
sub-advisory agreement for AIM Charter      Sub-Advisors were appropriate. The Board
Fund (the "Fund"), effective on or about    noted that the Affiliated Sub-Advisors,
May 1, 2008. In so doing, the Board         which have offices and personnel that are
determined that the sub-advisory            geographically dispersed in financial
agreement is in the best interests of the   centers around the world, have been
Fund and its shareholders and that the      formed in part for the purpose of
compensation to AIM Funds Management Inc.   researching and compiling information and
(AIM Funds Management Inc. anticipates      making recommendations on the markets and
changing its name to Invesco Trimark        economies of various countries and
Investment Management Inc. on or prior to   securities of companies located in such
December 31, 2008), Invesco Asset           countries or on various types of
Management Deutschland, GmbH, Invesco       investments and investment techniques,
Asset Management Limited, Invesco Asset     and providing investment advisory
Management (Japan) Limited, Invesco         services. The Board concluded that the
Australia Limited, Invesco Global Asset     sub-advisory agreement will benefit the
Management (N.A.), Inc., Invesco Hong       Fund and its shareholders by permitting
Kong Limited, Invesco Institutional         Invesco Aim to utilize the additional
(N.A.), Inc., and Invesco Senior Secured    resources and talent of the Affiliated
Management, Inc. (collectively, the         Sub-Advisors in managing the Fund.
"Affiliated Sub-Advisors") under the
sub-advisory agreement is fair and             B. Fund Performance
reasonable.
                                            The Board did not view Fund performance
   The independent trustees met             as a relevant factor in considering
separately during their evaluation of the   whether to approve the sub-advisory
sub-advisory agreement with independent     agreement for the Fund, as no Affiliated
legal counsel from whom they received       Sub-Advisor currently serves as
independent legal advice, and the           sub-advisor to the Fund.
independent trustees also received
assistance during their deliberations          C. Sub-Advisory Fees
from the independent Senior Officer, a
full-time officer of the AIM Funds who      The Board considered the services to be
reports directly to the independent         provided by the Affiliated Sub-Advisors
trustees. The sub-advisory agreement was    pursuant to the sub-advisory agreement
considered separately for the Fund,         and the services to be provided by
although the Board also considered the      Invesco Aim pursuant to the Fund's
common interests of all of the AIM Funds    advisory agreement, as well as the
in their deliberations. The Board           allocation of fees between Invesco Aim
comprehensively considered all of the       and the Affiliated Sub-Advisors pursuant
information provided to them and did not    to the sub-advisory agreement. The Board
identify any particular factor that was     noted that the sub-advisory fees have no
controlling. Furthermore, each trustee      direct effect on the Fund or its
may have evaluated the information          shareholders, as they are paid by Invesco
provided differently from one another and   Aim to the Affiliated Sub-Advisors, and
attributed different weight to the          that Invesco Aim and the Affiliated
various factors.                            Sub-Advisors are affiliates. After taking
                                            account of the Fund's contractual
   Set forth below is a discussion of the   sub-advisory fee rate, as well as other
material factors and related conclusions    relevant factors, the Board concluded
that formed the basis for the Board's       that the Fund's sub-advisory fees were
approval of the sub-advisory agreement      fair and reasonable.
for the Fund.
                                               D. Financial Resources of the
   A. Nature, Extent and Quality of               Affiliated Sub-Advisors
      Services to be Provided by the
      Affiliated Sub-Advisors               The Board considered whether each
                                            Affiliated Sub-Advisor is financially
The Board reviewed the services to be       sound and has the resources necessary to
provided by the Affiliated Sub-Advisors     perform its obligations under the
under the sub-advisory agreement and the    sub-advisory agreement, and concluded
credentials and experience of the           that each Affiliated Sub-Advisor has the
officers                                    financial resources necessary to fulfill
                                            these obligations.


22      AIM CHARTER FUND

PROXY RESULTS

A Special Meeting ("Meeting") of Shareholders of AIM Charter Fund, an investment portfolio of AIM Equity Funds, a Delaware statutory trust ("Trust"), was held on February 29, 2008. The Meeting was held for the following purpose:

(1) Approve a new sub-advisory agreement between Invesco Aim Advisors, Inc. and each of AIM Funds Management, Inc.; Invesco Asset Management Deutschland, GmbH; Invesco Asset Management Limited; Invesco Asset Management (Japan) Limited; Invesco Australia Limited; Invesco Global Asset Management (N.A.), Inc.; Invesco Hong Kong Limited; Invesco Institutional (N.A.), Inc.; and Invesco Senior Secured Management, Inc.

The results of the voting on the above matter were as follows:


                                                                              VOTES           WITHHELD/           BROKER
      MATTER                                              VOTES FOR          AGAINST         ABSTENTIONS         NON-VOTES
--------------------------------------------------------------------------------------------------------------------------
(1)   Approve a new sub-advisory agreement between
      Invesco Aim Advisors, Inc. and each of AIM Funds
      Management, Inc.; Invesco Asset Management
      Deutschland, GmbH; Invesco Asset Management
      Limited; Invesco Asset Management (Japan)
      Limited; Invesco Australia Limited; Invesco
      Global Asset Management (N.A.), Inc.; Invesco
      Hong Kong Limited; Invesco Institutional (N.A.),
      Inc.; and Invesco Senior Secured Management,
      Inc. ...........................................   144,282,851        7,581,250         6,523,228         55,076,241



The Meeting was adjourned until March 28, 2008, with respect to the following proposals:

(1) Elect 13 trustees to the Board of Trustees of the Trust, each of whom will serve until his or her successor is elected and qualified.

(2) Approve an amendment to the Trust's Agreement and Declaration of Trust that would permit the Board of Trustees of the Trust to terminate the Trust, the Fund, and each other series portfolio of the Trust, or a share class without a shareholder vote.

The results of the voting on the above matters were as follows:


                                                                                                WITHHELD/
      MATTERS                                                               VOTES FOR         ABSTENTIONS**
-----------------------------------------------------------------------------------------------------------
(1)*  Bob R. Baker......................................................   558,147,935          21,377,719
      Frank S. Bayley...................................................   558,306,754          21,218,900
      James T. Bunch....................................................   557,895,467          21,630,187
      Bruce L. Crockett.................................................   557,847,679          21,677,975
      Albert R. Dowden..................................................   558,399,665          21,125,989
      Jack M. Fields....................................................   558,517,529          21,008,125
      Martin L. Flanagan................................................   558,529,627          20,996,027
      Carl Frischling...................................................   558,100,775          21,424,879
      Prema Mathai-Davis................................................   558,128,462          21,397,192
      Lewis F. Pennock..................................................   557,859,214          21,666,440
      Larry Soll, Ph.D..................................................   557,756,013          21,769,641
      Raymond Stickel, Jr...............................................   558,506,215          21,019,439
      Philip A. Taylor..................................................   558,406,281          21,119,373




                                                                              VOTES           WITHHELD/            BROKER
                                                         VOTES FOR           AGAINST         ABSTENTIONS         NON-VOTES
---------------------------------------------------------------------------------------------------------------------------
(2)*  Approve an amendment to the Trust's Agreement
      and Declaration of Trust that would permit the
      Board of Trustees of the Trust to terminate the
      Trust, the Fund, and each other series
      portfolio of the Trust, or a share class
      without a shareholder vote.....................   371,639,551        52,917,484         17,715,590        137,253,029



 * Proposals 1 and 2 required approval by a combined vote of all of the portfolios of AIM Equity Funds.

** Includes Broker Non-Votes.


23        AIM CHARTER FUND

Supplement to Semiannual Report dated 4/30/08

AIM CHARTER FUND

                                             ==========================================      The performance data quoted represent
INSTITUTIONAL CLASS SHARES                   AVERAGE ANNUAL TOTAL RETURNS                 past performance and cannot guarantee
The following information has been           For periods ended 4/30/08                    comparable future results; current
prepared to provide Institutional Class                                                   performance may be lower or higher. Please
shareholders with a performance overview     Inception (7/30/91)                  8.94%   visit invescoaim.com for the most recent
specific to their holdings.                     10 Years                          4.20    month-end performance. Performance figures
Institutional Class shares are offered           5 Years                         11.69    reflect reinvested distributions and
exclusively to institutional investors,          1 Year                          -1.53    changes in net asset value. Performance
including defined contribution plans that        6 Months*                       -6.45    figures do not reflect deduction of taxes
meet certain criteria.                                                                    a shareholder would pay on Fund
                                             ==========================================   distributions or sale of Fund shares.
                                             AVERAGE ANNUAL TOTAL RETURNS                 Investment return and principal value will
                                             For periods ended 3/31/08, most recent       fluctuate so that you may have a gain or
                                             calendar quarter-end                         loss when you sell shares.

                                             Inception (7/30/91)                  8.80%   (1)  Total annual operating expenses less
                                                10 Years                          3.89         contractual advisory fee waivers by
                                                 5 Years                         12.57         the advisor in effect through at
                                                 1 Year                           0.33         least December 31, 2012. See current
                                                 6 Months*                       -7.53         prospectus for more information.

                                             *    Cumulative total return that has not    (2)  Total annual operating expenses less
                                                  been annualized                              any contractual fee waivers by the
                                                                                               advisor in effect through at least
                                             ==========================================        June 30, 2008. See current prospectus
                                             Institutional Class shares have no sales          for more information.
                                             charge; therefore, performance is at net
                                             asset value (NAV). Performance of
                                             Institutional Class shares will differ
                                             from performance of other share classes
                                             primarily due to differing sales charges
                                             and class expenses.

                                                The net annual Fund operating expense
                                             ratio set forth in the most recent Fund
                                             prospectus as of the date of this
                                             supplement for Institutional Class shares
                                             was 0.75%.(1,2) The total annual Fund
                                             operating expense ratio set forth in the
                                             most recent Fund prospectus as of the date
                                             of this supplement for Institutional Class
                                             shares was 0.78%. The expense ratios
                                             presented above may vary from the expense
                                             ratios presented in other sections of the
                                             actual report that are based on expenses
                                             incurred during the period covered by the
                                             report.

Over for information on your Fund's expenses.

=======================================================================================
THIS SUPPLEMENT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND
PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND
EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.

FOR INSTITUTIONAL INVESTOR USE ONLY

This material is for institutional investor use only and may not be quoted, reproduced or shown to the public, nor used in written form as sales literature for public use.

                                                                                                                  [INVESCO AIM LOGO]
invescoaim.com   CHT-INS-2   Invesco Aim Distributors, Inc.                                                        - SERVICE MARK -

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2007, through April 30, 2008.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.


-----------------------------------------------------------------------------------------------------------
                                                                            HYPOTHETICAL
                                                                      (5% ANNUAL RETURN BEFORE
                                                   ACTUAL                     EXPENSES)
                                         ------------------------------------------------------
                            BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
                          ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
          CLASS             (11/01/07)   (04/30/08)(1)   PERIOD(2)     (04/30/08)    PERIOD(2)      RATIO
-----------------------------------------------------------------------------------------------------------
      Institutional         $1,000.00       $935.50        $3.56       $1,021.18       $3.72        0.74%
-----------------------------------------------------------------------------------------------------------



(1) The actual ending account value is based on the actual total return of the Fund for the period November 1, 2007, through April 30, 2008, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.



AIM CHARTER FUND

===================================================================================================================================
EDELIVERY
INVESCOAIM.COM/EDELIVERY

REGISTER FOR EDELIVERY - eDelivery is the process of receiving your fund and account information via e-mail. Once your quarterly statements, tax forms, fund reports, and prospectuses are available, we will send you an e-mail notification containing links to these documents. For security purposes, you will need to log in to your account to view your statements and tax forms.

WHY SIGN UP?                                                       HOW DO I SIGN UP?

Register for eDelivery to:                                         It's easy. Just follow these simple steps:

-  save your Fund the cost of printing and postage.                1. Log in to your account.

-  reduce the amount of paper you receive.                         2. Click on the "Service Center" tab.

-  gain access to your documents faster by not waiting for the     3. Select "Register for eDelivery" and complete the consent
   mail.                                                              process.

-  view your documents online anytime at your convenience.

- save the documents to your personal computer or print them out for your records.

This service is provided by Invesco Aim Investment Services, Inc.
===================================================================================================================================

FUND HOLDINGS AND PROXY VOTING INFORMATION

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invescoaim.com. From our home page, click on Products & Performance, then Mutual Funds, then Fund Overview. Select your Fund from the drop-down menu and click on Complete Quarterly Holdings. Shareholders can also look up the Fund's Forms N-Q on the SEC Web site at sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC Public Reference Room in
Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 942 8090 or 800 732 0330, or by electronic request at the following e-mail address: publicinfo@sec.gov.
The SEC file numbers for the Fund are 811-01424 and 002-25469.

   A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or on the Invesco Aim Web site, invescoaim.com. On the home page, scroll down and click on Proxy Policy. The information is also available on the SEC Web site, sec.gov.

   Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2007, is available at our Web site. Go to invescoaim.com, access the About Us tab, click on Required Notices and then click on Proxy
Voting Activity. Next, select the Fund from the drop-down menu. The information is also available on the SEC Web site, sec.gov.

If used after July 20, 2008, this report must be accompanied by a Fund fact sheet or
Invesco Aim Quarterly Performance Review for the most recent quarter-end. Invesco Aim
--SERVICE MARK-- is a service mark of Invesco Aim Management Group, Inc. Invesco Aim
Advisors, Inc., Invesco Aim Capital Management, Inc., Invesco Aim Private Asset
Management, Inc. and Invesco PowerShares Capital Management LLC are the investment advisors for the products and services represented by Invesco Aim; they each provide investment advisory services to individual and institutional clients and do not sell
securities. Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc.,              [INVESCO AIM LOGO]
Invesco Global Asset Management (N.A.), Inc., AIM Funds Management Inc. (DBA AIM Trimark               - SERVICE MARK -
Investments), Invesco Asset Management (Japan) Ltd. and Invesco Hong Kong Ltd. are
affiliated investment advisors that serve as the subadvisor for some of the products and services represented by Invesco Aim. AIM Funds Management Inc. anticipates changing its name to Invesco Trimark Investment Management Inc. (DBA Invesco Trimark) on or prior to
Dec. 31, 2008. Invesco Aim Distributors, Inc. is the distributor for the retail mutual funds, exchange-traded funds and U.S. institutional money market funds represented by
Invesco Aim. All entities are indirect, wholly owned subsidiaries of Invesco Ltd.

                                                                    invescoaim.com     CHT-SAR-1     Invesco Aim Distributors, Inc.

                              AIM CONSTELLATION FUND
                              Semiannual Report to Shareholders - April 30, 2008

[INVESCO AIM LOGO]
- SERVICE MARK -

                                       [MOUNTAIN GRAPHIC]

AIM Investments                 2      Fund Performance
became INVESCO AIM              3      Letter to Shareholders
on March 31, 2008.              4      Schedule of Investments
                                7      Financial Statements
For more details, go            10     Notes to Financial Statements
to invescoaim.com               15     Financial Highlights
                                19     Fund Expenses
                                20     Approval of Sub-Advisory Agreement
                                21     Results of Proxy

                                For the most current month-end Fund performance and commentary, please visit invescoaim.com.

                                Unless otherwise noted, all data provided by Invesco Aim.

                                THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE
                                FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING
                                SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY
                                BEFORE INVESTING.

                                NOT FDIC INSURED  MAY LOSE VALUE  NO BANK GUARANTEE

FUND PERFORMANCE

=====================================================================================
PERFORMANCE SUMMARY                                                                     CLASS R SHARES' INCEPTION DATE IS JUNE 3,
                                                                                        2002. RETURNS SINCE THAT DATE ARE
FUND VS. INDEXES                                                                        HISTORICAL RETURNS. ALL OTHER RETURNS ARE
Cumulative total returns, 10/31/07 to 4/30/08, at net asset value (NAV). Performance    BLENDED RETURNS OF HISTORICAL CLASS R SHARE
shown does not include applicable contingent deferred sales charges (CDSC) or           PERFORMANCE AND RESTATED CLASS A SHARE
front-end sales charges, which would have reduced performance.                          PERFORMANCE (FOR PERIODS PRIOR TO THE
                                                                                        INCEPTION DATE OF CLASS R SHARES) AT NET
Class A Shares                                                              -14.94%     ASSET VALUE, ADJUSTED TO REFLECT THE HIGHER
Class B Shares                                                              -15.28      RULE 12B-1 FEES APPLICABLE TO CLASS R
Class C Shares                                                              -15.22      SHARES. CLASS A SHARES' INCEPTION DATE IS
Class R Shares                                                              -15.05      APRIL 30, 1976.
S&P 500 Index(triangle) (Broad Market Index)                                 -9.63
Russell 1000 Growth Index(triangle) (Style-Specific Index)                   -9.28         THE PERFORMANCE DATA QUOTED REPRESENT
Lipper Multi-Cap Growth Funds Index(triangle) (Peer Group Index)            -11.25      PAST PERFORMANCE AND CANNOT GUARANTEE
                                                                                        COMPARABLE FUTURE RESULTS; CURRENT
(triangle)Lipper Inc.                                                                   PERFORMANCE MAY BE LOWER OR HIGHER. PLEASE
                                                                                        VISIT INVESCOAIM.COM FOR THE MOST RECENT
The S&P 500--REGISTERED TRADEMARK-- INDEX is a market capitalization-weighted index     MONTH-END PERFORMANCE. PERFORMANCE FIGURES
covering all major areas of the U.S. economy. It is not the 500 largest companies,      REFLECT REINVESTED DISTRIBUTIONS, CHANGES
but rather the most widely held 500 companies chosen with respect to market size,       IN NET ASSET VALUE AND THE EFFECT OF THE
liquidity and their industry.                                                           MAXIMUM SALES CHARGE UNLESS OTHERWISE
                                                                                        STATED. PERFORMANCE FIGURES DO NOT REFLECT
   The RUSSELL 1000--REGISTERED TRADEMARK-- GROWTH INDEX measures the performance of    DEDUCTION OF TAXES A SHAREHOLDER WOULD PAY
those Russell 1000 companies with higher price-to-book ratios and higher forecasted     ON FUND DISTRIBUTIONS OR SALE OF FUND
growth values. The Russell 1000 Growth Index is a trademark/service mark of the Frank   SHARES. INVESTMENT RETURN AND PRINCIPAL
Russell Company. Russell--REGISTERED TRADEMARK-- is a trademark of the Frank Russell    VALUE WILL FLUCTUATE SO THAT YOU MAY HAVE A
Company.                                                                                GAIN OR LOSS WHEN YOU SELL SHARES.

   The LIPPER MULTI-CAP GROWTH FUNDS INDEX is an equally weighted representation of        THE NET ANNUAL FUND OPERATING EXPENSE
the largest funds in the Lipper Multi-Cap Growth Funds category. These funds            RATIO SET FORTH IN THE MOST RECENT FUND
typically have an above-average price-to-earnings ratio, price-to-book ratio, and       PROSPECTUS AS OF THE DATE OF THIS REPORT
three-year sales-per-share growth value compared to the S&P Composite 1500 Index.       FOR CLASS A, CLASS B, CLASS C AND CLASS R
                                                                                        SHARES WAS 1.17%, 1.92%, 1.92% AND 1.42%,
   The Fund is not managed to track the performance of any particular index,            RESPECTIVELY.(1) THE TOTAL ANNUAL FUND
including the indexes defined here, and consequently, the performance of the Fund may   OPERATING EXPENSE RATIO SET FORTH IN THE
deviate significantly from the performance of the indexes.                              MOST RECENT FUND PROSPECTUS AS OF THE DATE
                                                                                        OF THIS REPORT FOR CLASS A, CLASS B, CLASS
   A direct investment cannot be made in an index. Unless otherwise indicated, index    C AND CLASS R SHARES WAS 1.20%, 1.95%,
results include reinvested dividends, and they do not reflect sales charges.            1.95% AND 1.45%, RESPECTIVELY. THE EXPENSE
Performance of an index of funds reflects fund expenses; performance of a market        RATIOS PRESENTED ABOVE MAY VARY FROM THE
index does not.                                                                         EXPENSE RATIOS PRESENTED IN OTHER SECTIONS
                                                                                        OF THIS REPORT THAT ARE BASED ON EXPENSES
=====================================================================================   INCURRED DURING THE PERIOD COVERED BY THIS
                                                                                        REPORT.
=========================================   =========================================
AVERAGE ANNUAL TOTAL RETURNS                AVERAGE ANNUAL TOTAL RETURNS                   CLASS A SHARE PERFORMANCE REFLECTS THE
As of 4/30/08, including maximum            As of 3/31/08, the most recent calendar     MAXIMUM 5.50% SALES CHARGE, AND CLASS B AND
applicable sales charges                    quarter-end, including maximum applicable   CLASS C SHARE PERFORMANCE REFLECTS THE
                                            sales charges                               APPLICABLE CONTINGENT DEFERRED SALES CHARGE
                                                                                        (CDSC) FOR THE PERIOD INVOLVED. THE CDSC ON
CLASS A SHARES                              CLASS A SHARES                              CLASS B SHARES DECLINES FROM 5% BEGINNING
Inception (4/30/76)                 13.30%  Inception (4/30/76)                  13.13% AT THE TIME OF PURCHASE TO 0% AT THE
10 Years                             1.56   10 Years                             1.22   BEGINNING OF THE SEVENTH YEAR. THE CDSC ON
 5 Years                             7.52    5 Years                             7.68   CLASS C SHARES IS 1% FOR THE FIRST YEAR
 1 Year                             -9.90    1 Year                            -11.16   AFTER PURCHASE. CLASS R SHARES DO NOT HAVE
                                                                                        A FRONT-END SALES CHARGE; RETURNS SHOWN ARE
CLASS B SHARES                              CLASS B SHARES                              AT NET ASSET VALUE AND DO NOT REFLECT A
Inception (11/3/97)                  2.20%  Inception (11/3/97)                  1.66%  0.75% CDSC THAT MAY BE IMPOSED ON A TOTAL
10 Years                             1.53   10 Years                             1.19   REDEMPTION OF RETIREMENT PLAN ASSETS WITHIN
 5 Years                             7.65    5 Years                             7.83   THE FIRST YEAR.
 1 Year                            -10.09    1 Year                            -11.32
                                                                                           THE PERFORMANCE OF THE FUND'S SHARE
CLASS C SHARES                              CLASS C SHARES                              CLASSES WILL DIFFER PRIMARILY DUE TO
Inception (8/4/97)                   1.88%  Inception (8/4/97)                   1.36%  DIFFERENT SALES CHARGE STRUCTURES AND CLASS
10 Years                             1.38   10 Years                             1.03   EXPENSES.
 5 Years                             7.96    5 Years                             8.11
 1 Year                             -6.27    1 Year                             -7.59  (1) Total annual operating expenses less
                                                                                           contractual advisory fee waivers by the
CLASS R SHARES                              CLASS R SHARES                                 advisor in effect through at least
10 Years                             1.95%  10 Years                             1.61%     December 31, 2012. See current
 5 Years                             8.47                                                  prospectus for more information.
 1 Year                             -4.90    5 Years                             8.65
                                             1 Year                             -6.21
=========================================   =========================================


2      AIM CONSTELLATION FUND

                       Dear Fellow AIM Fund Shareholders:
                       The lines of communication are open: More than 250 of you have responded to the invitation I extended in my previous letter to complete an online survey, and more than 50 shareholders have contacted me directly by
                       e-mail. When I could respond quickly and easily to a shareholder's specific concern I did, but the messages
     [CROCKETT         for the most part raised consistent issues that I respond to here.
       PHOTO]
                          I have received many suggestions, a few complaints, and one offer to buy a gold mine! In general, your letters expressed an appreciation for transparency, frankness and the opportunity to comment. Nevertheless, several shareholders found room for improvement in communications. Some would like more concise letters
   Bruce Crockett      while others would prefer reports to be more customized for their particular information needs. With these reports going to tens of thousands of people, shareholder communications necessarily have to cover those issues common to a diverse population as well as the information required by law. The ability to change or further customize letters and reports is also affected by technology, timeliness and cost.

   Online survey responders preferred electronic communications to paper at a ratio of 63% to 37%. Direct responders expressed more of a preference for paper, especially for long reports. Electronic communications are more cost-effective than paper communications that have to be printed and mailed, so I encourage those who have resisted electronic communications to give them a try.

   The correspondence shows that improving fund performance and reducing shareholder costs remain the key shareholder concerns.
Several letters noted individual funds where performance had changed for the better, while others remained dissatisfied with the returns from funds they hold. Although 75% of the online survey responders wanted to see more overall fund performance data in these letters, and 58% wanted more information on individual funds, Securities and Exchange Commission (SEC) and Financial Industry
Regulatory Authority (FINRA) rules are very specific about the way fund performance can be discussed in print. Respect for those rules prevents me from commenting on individual funds or very recent results here, but I can assure you that your Board and all of its Investments subcommittees continue to work with Invesco Aim to make improved performance a top priority for all fund managers.

   Expense levels came up as another dominant issue, and no respondent felt these were too low. Several shareholders questioned the need for 12b-1 fees, which cover the cost of distributing fund shares and thereby help the fund to attract new assets. Your Board reviews the funds' 12b-1 fees annually with the shareholders' best interests in mind. While your Board keeps its eye on containing or lowering these fees wherever possible, we also are mindful that 12b-1 fees may be necessary in order to maintain an effective distribution system for fund shares.

   The value of communication between the Board and shareholders has been noted within and beyond the Invesco Aim community. In the online survey, 87% of the respondents felt it was either somewhat or very important to hear directly from the Board, with 55%
saying it was very important. Morningstar--TRADEMARK--, the mutual fund tracking company, also commented favorably on this channel of communication in its fall 2007 update of fund stewardship grades, where Invesco Aim was one of fewer than 10 fund boards to get an A for board quality, according to BoardIQ (11/13/07).

   In other news, Ruth Quigley retired from your Board at the end of 2007, and we thank her for her many years of dedicated service. Larry Soll has assumed Ruth's place as a vice chair of the Investments Committee. The Valuation Committee, which Ruth used to chair, has been reorganized as the Valuation, Distribution and Proxy Oversight Committee under the chairmanship of Carl
Frischling. The elevation of proxy oversight to standing committee status responds to suggestions from shareholders. In addition,
Prema Mathai-Davis assumed my seat on the Governance Committee, and I moved to the Audit Committee.

   Your Board looks forward to another year of diligent effort on your behalf, and we are even more strongly motivated by your feedback. The invitation remains open to e-mail me at bruce@brucecrockett.com. I look forward to hearing from you.

Sincerely,


/s/ BRUCE L. CROCKETT


Bruce L. Crockett
Independent Chair
AIM Funds Board of Trustees

June 16, 2008


3      AIM CONSTELLATION FUND

PORTFOLIO COMPOSITION

By sector, based on Net Assets
as of April 30, 2008



-------------------------------------------------------------------------
Industrials                                                          23.1%
-------------------------------------------------------------------------
Information Technology                                               17.5
-------------------------------------------------------------------------
Energy                                                               14.2
-------------------------------------------------------------------------
Consumer Staples                                                     14.1
-------------------------------------------------------------------------
Health Care                                                          14.1
-------------------------------------------------------------------------
Materials                                                             4.1
-------------------------------------------------------------------------
Financials                                                            3.8
-------------------------------------------------------------------------
Consumer Discretionary                                                3.2
-------------------------------------------------------------------------
Telecommunication Services                                            1.4
-------------------------------------------------------------------------
Money Market Funds Plus Other Assets Less Liabilities                 4.5
_________________________________________________________________________
=========================================================================





SCHEDULE OF INVESTMENTS(a)

April 30, 2008
(Unaudited)





                                                        SHARES           VALUE
----------------------------------------------------------------------------------

COMMON STOCKS & OTHER EQUITY INTERESTS-95.51%

AEROSPACE & DEFENSE-10.08%

General Dynamics Corp.                                 1,061,322    $   95,964,735

Honeywell International Inc.                           1,183,904        70,323,898
----------------------------------------------------------------------------------
Lockheed Martin Corp.                                    270,738        28,709,058
----------------------------------------------------------------------------------
Precision Castparts Corp.                              1,067,788       125,529,157
----------------------------------------------------------------------------------
Rockwell Collins, Inc.(b)                                309,194        19,513,233
----------------------------------------------------------------------------------
Spirit AeroSystems Holdings Inc.-Class A(c)            4,004,979       116,825,238
----------------------------------------------------------------------------------
Teledyne Technologies Inc.(c)                            233,588        13,718,623
----------------------------------------------------------------------------------
United Technologies Corp.                              1,380,730       100,061,503
==================================================================================
                                                                       570,645,445
==================================================================================


APPLICATION SOFTWARE-4.11%

Adobe Systems Inc.(c)                                  2,292,542        85,488,891
----------------------------------------------------------------------------------
Amdocs Ltd.(c)                                         1,977,676        62,059,473
----------------------------------------------------------------------------------
Autodesk, Inc.(c)                                      1,347,610        51,209,180
----------------------------------------------------------------------------------
Intuit Inc.(c)                                         1,262,487        34,049,274
==================================================================================
                                                                       232,806,818
==================================================================================


ASSET MANAGEMENT & CUSTODY BANKS-0.39%

T. Rowe Price Group Inc.                                 374,886        21,953,324
==================================================================================


AUTO PARTS & EQUIPMENT-0.78%

BorgWarner, Inc.                                         480,296        23,606,548
----------------------------------------------------------------------------------
Johnson Controls, Inc.                                   587,965        20,731,646
==================================================================================
                                                                        44,338,194
==================================================================================


BIOTECHNOLOGY-3.41%

Biogen Idec Inc.(c)                                      934,804        56,733,255
----------------------------------------------------------------------------------
Celgene Corp.(c)                                         756,127        46,985,732
----------------------------------------------------------------------------------
Genentech, Inc.(c)                                       371,357        25,326,547
----------------------------------------------------------------------------------
Gilead Sciences, Inc.(c)                               1,241,389        64,254,295
==================================================================================
                                                                       193,299,829
==================================================================================


CASINOS & GAMING-0.18%

Bally Technologies Inc.(c)                               305,128        10,279,762
==================================================================================


COMMUNICATIONS EQUIPMENT-2.93%

Cisco Systems, Inc.(c)                                 5,782,058       148,251,967
----------------------------------------------------------------------------------
Research In Motion Ltd. (Canada)(c)                      146,425        17,809,673
==================================================================================
                                                                       166,061,640
==================================================================================


COMPUTER HARDWARE-0.81%

Apple Inc.(c)                                            264,305        45,975,855
==================================================================================


COMPUTER STORAGE & PERIPHERALS-0.44%

Seagate Technology                                     1,310,027        24,720,210
==================================================================================


CONSTRUCTION & ENGINEERING-3.31%

Chicago Bridge & Iron Co. N.V.-New York Shares         1,225,955        48,842,047
----------------------------------------------------------------------------------
Fluor Corp.                                              115,892        17,716,410
----------------------------------------------------------------------------------
Foster Wheeler Ltd.(c)                                 1,443,703        91,949,444
----------------------------------------------------------------------------------
Jacobs Engineering Group Inc.(c)                         337,023        29,095,196
==================================================================================
                                                                       187,603,097
==================================================================================


CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS-1.75%

Komatsu Ltd. (Japan)(d)                                3,237,200        98,945,274
==================================================================================


CONSUMER ELECTRONICS-0.78%

Garmin Ltd.(b)                                         1,074,436        43,944,432
==================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4        AIM CONSTELLATION FUND

                                                        SHARES           VALUE
----------------------------------------------------------------------------------
DIVERSIFIED METALS & MINING-1.90%

BHP Billiton Ltd. (Australia)(d)                       1,671,517    $   67,313,640
----------------------------------------------------------------------------------
Companhia Vale do Rio Doce-ADR (Brazil)                  665,072        25,991,014
----------------------------------------------------------------------------------
Titanium Metals Corp.(b)                                 926,881        14,125,666
==================================================================================
                                                                       107,430,320
==================================================================================


DRUG RETAIL-0.28%

Longs Drug Stores Corp.                                  394,494        15,803,430
==================================================================================


ELECTRICAL COMPONENTS & EQUIPMENT-2.00%

Emerson Electric Co.                                   2,025,410       105,847,926
----------------------------------------------------------------------------------
Woodward Governor Co.                                    204,959         7,200,210
==================================================================================
                                                                       113,048,136
==================================================================================


ELECTRONIC EQUIPMENT MANUFACTURERS-0.38%

Amphenol Corp.-Class A                                   464,534        21,452,180
==================================================================================


ELECTRONIC MANUFACTURING SERVICES-0.29%

Trimble Navigation Ltd.(b)(c)                            497,731        16,320,600
==================================================================================


FERTILIZERS & AGRICULTURAL CHEMICALS-2.25%

Monsanto Co.                                             524,469        59,799,956
----------------------------------------------------------------------------------
Mosaic Co. (The)(c)                                      552,328        67,665,703
==================================================================================
                                                                       127,465,659
==================================================================================


FOOD RETAIL-1.48%

Casey's General Stores, Inc.                             435,425         9,635,955
----------------------------------------------------------------------------------
Kroger Co. (The)                                       2,724,648        74,246,658
==================================================================================
                                                                        83,882,613
==================================================================================


FOOTWEAR-0.94%

Crocs, Inc.(c)                                           643,342         6,568,522
----------------------------------------------------------------------------------
NIKE, Inc.-Class B                                       696,292        46,512,305
==================================================================================
                                                                        53,080,827
==================================================================================


HEALTH CARE DISTRIBUTORS-0.78%

AmerisourceBergen Corp.                                  476,028        19,302,935
----------------------------------------------------------------------------------
McKesson Corp.                                           480,981        25,068,730
==================================================================================
                                                                        44,371,665
==================================================================================


HEALTH CARE EQUIPMENT-1.95%

Baxter International Inc.                              1,329,098        82,829,387
----------------------------------------------------------------------------------
St. Jude Medical, Inc.(c)                                629,515        27,560,167
==================================================================================
                                                                       110,389,554
==================================================================================


HEALTH CARE FACILITIES-0.72%

Psychiatric Solutions, Inc.(c)                           177,239         6,151,966
----------------------------------------------------------------------------------
VCA Antech, Inc.(c)                                    1,069,630        34,623,923
==================================================================================
                                                                        40,775,889
==================================================================================


HEALTH CARE SERVICES-1.69%

Express Scripts, Inc.(c)                                 698,476        48,907,289
----------------------------------------------------------------------------------
Pediatrix Medical Group, Inc.(c)                         255,992        17,412,576
----------------------------------------------------------------------------------
Quest Diagnostics Inc.                                   589,861        29,599,225
==================================================================================
                                                                        95,919,090
==================================================================================


HEAVY ELECTRICAL EQUIPMENT-1.66%

ABB Ltd. (Switzerland)(c)                              3,052,792        93,796,099
==================================================================================


HOUSEHOLD PRODUCTS-6.35%

Clorox Co. (The)                                       1,540,888        81,667,064
----------------------------------------------------------------------------------
Colgate-Palmolive Co.                                  1,889,345       133,576,692
----------------------------------------------------------------------------------
Procter & Gamble Co. (The)                             2,148,963       144,087,969
==================================================================================
                                                                       359,331,725
==================================================================================


INDUSTRIAL CONGLOMERATES-2.22%

McDermott International, Inc.(c)                       2,342,013       125,485,057
==================================================================================


INDUSTRIAL MACHINERY-0.60%

Fanuc Ltd. (Japan)(d)                                    320,100        33,900,709
==================================================================================


INTEGRATED OIL & GAS-5.40%

Exxon Mobil Corp.                                      1,396,169       129,941,449
----------------------------------------------------------------------------------
Marathon Oil Corp.                                       918,139        41,839,594
----------------------------------------------------------------------------------
Occidental Petroleum Corp.                             1,610,474       134,007,542
==================================================================================
                                                                       305,788,585
==================================================================================


INTERNET SOFTWARE & SERVICES-3.39%

Google Inc.-Class A(c)                                   334,189       191,921,401
==================================================================================


INVESTMENT BANKING & BROKERAGE-0.32%

optionsXpress Holdings Inc.                              848,049        18,207,612
==================================================================================


IT CONSULTING & OTHER SERVICES-2.08%

Accenture Ltd.-Class A(b)                              2,812,073       105,593,341
----------------------------------------------------------------------------------
Cognizant Technology Solutions Corp.-Class A(c)          370,595        11,951,689
==================================================================================
                                                                       117,545,030
==================================================================================


LIFE SCIENCES TOOLS & SERVICES-0.86%

Applera Corp.-Applied Biosystems Group(b)                814,187        25,980,707
----------------------------------------------------------------------------------
Varian Inc.(c)                                           441,883        22,505,101
==================================================================================
                                                                        48,485,808
==================================================================================


MANAGED HEALTH CARE-2.45%

Health Net Inc.(c)                                     1,496,999        43,847,101
----------------------------------------------------------------------------------
UnitedHealth Group Inc.                                1,515,823        49,461,304
----------------------------------------------------------------------------------
WellPoint Inc.(c)                                        907,864        45,166,234
==================================================================================
                                                                       138,474,639
==================================================================================


MARINE-1.14%

Mitsui O.S.K. Lines, Ltd. (Japan)(d)                   2,314,000        31,629,660
----------------------------------------------------------------------------------
Nippon Yusen Kabushiki Kaisha (Japan)(d)               3,343,000        32,654,056
==================================================================================
                                                                        64,283,716
==================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        AIM CONSTELLATION FUND

                                                        SHARES           VALUE
----------------------------------------------------------------------------------
MULTI-LINE INSURANCE-0.50%

Assurant, Inc.                                           433,039    $   28,147,535
==================================================================================


OIL & GAS DRILLING-1.72%

Transocean Inc.(c)                                       659,594        97,263,731
==================================================================================


OIL & GAS EQUIPMENT & SERVICES-5.83%

Baker Hughes Inc.                                        765,777        61,936,044
----------------------------------------------------------------------------------
Cameron International Corp.(c)                         1,307,750        64,380,532
----------------------------------------------------------------------------------
GulfMark Offshore, Inc.(c)                                49,055         2,933,489
----------------------------------------------------------------------------------
National-Oilwell Varco Inc.(c)                         1,738,566       119,004,843
----------------------------------------------------------------------------------
Schlumberger Ltd.                                        816,172        82,066,095
==================================================================================
                                                                       330,321,003
==================================================================================


OIL & GAS REFINING & MARKETING-1.25%

Valero Energy Corp.                                    1,452,288        70,944,269
==================================================================================


PACKAGED FOODS & MEATS-1.88%

Campbell Soup Co.                                        626,942        21,817,582
----------------------------------------------------------------------------------
Kellogg Co.                                            1,652,895        84,578,637
==================================================================================
                                                                       106,396,219
==================================================================================


PERSONAL PRODUCTS-0.18%

Chattem, Inc.(b)(c)                                      146,736        10,253,912
==================================================================================


PHARMACEUTICALS-2.27%

Johnson & Johnson                                      1,277,697        85,720,692
----------------------------------------------------------------------------------
Shire PLC (United Kingdom)(d)(e)                         160,282         2,947,205
----------------------------------------------------------------------------------
Shire PLC (United Kingdom)(d)                          2,151,449        39,560,036
==================================================================================
                                                                       128,227,933
==================================================================================


PROPERTY & CASUALTY INSURANCE-2.60%

ACE Ltd.                                               1,223,315        73,753,661
----------------------------------------------------------------------------------
Chubb Corp. (The)                                      1,391,740        73,720,468
==================================================================================
                                                                       147,474,129
==================================================================================


PUBLISHING-0.50%

Morningstar, Inc.(b)(c)                                  492,885        28,577,472
==================================================================================


SEMICONDUCTORS-0.50%

NVIDIA Corp.(c)                                        1,387,513        28,513,392
==================================================================================


SOFT DRINKS-3.30%

Hansen Natural Corp.(b)(c)                             1,246,744        44,122,270
----------------------------------------------------------------------------------
PepsiCo, Inc.                                          2,085,057       142,888,956
==================================================================================
                                                                       187,011,226
==================================================================================


SYSTEMS SOFTWARE-2.89%

MICROS Systems, Inc.(c)                                  337,120        12,018,328
----------------------------------------------------------------------------------
Microsoft Corp.                                        5,305,933       151,325,209
==================================================================================
                                                                       163,343,537
==================================================================================


TOBACCO-0.62%

UST Inc.                                                 675,604        35,178,700
==================================================================================


WIRELESS TELECOMMUNICATION SERVICES-1.37%

China Mobile Ltd. (China)(d)                           2,855,500        49,272,651
----------------------------------------------------------------------------------
KDDI Corp. (Japan)(d)                                      4,366        28,105,628
==================================================================================
                                                                        77,378,279
==================================================================================
     Total Common Stocks & Other Equity Interests
       (Cost $4,744,268,858)                                         5,406,765,561
==================================================================================



MONEY MARKET FUNDS-4.60%

Liquid Assets Portfolio-Institutional Class(f)       130,402,831       130,402,831
----------------------------------------------------------------------------------
Premier Portfolio-Institutional Class(f)             130,402,831       130,402,831
==================================================================================
     Total Money Market Funds (Cost $260,805,662)                      260,805,662
==================================================================================
TOTAL INVESTMENTS (excluding investments purchased
  with cash collateral from securities on
  loan)-100.11% (Cost $5,005,074,520)                                5,667,571,223
==================================================================================



INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES ON
  LOAN




MONEY MARKET FUNDS-3.24%

Liquid Assets Portfolio-Institutional Class (Cost
  $183,202,145)(f)(g)                                183,202,145       183,202,145
==================================================================================
TOTAL INVESTMENTS-103.35% (Cost $5,188,276,665)                      5,850,773,368
==================================================================================
OTHER ASSETS LESS LIABILITIES-(3.35)%                                 (189,890,122)
==================================================================================
NET ASSETS-100.00%                                                  $5,660,883,246
__________________________________________________________________________________
==================================================================================



Investment Abbreviations:

ADR  - American Depositary Receipt


Notes to Schedule of Investments:

(a) Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.
(b)   All or a portion of this security was out on loan at April 30, 2008.
(c)   Non-income producing security.
(d) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at April 30, 2008 was $384,328,859, which represented 6.79% of the Fund's Net Assets. See Note 1A.
(e) Security purchased in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at April 30, 2008 represented 0.05% of the Fund's Net Assets. Unless otherwise indicated, this security is not considered to be illiquid.
(f) The money market fund and the Fund are affiliated by having the same investment advisor.
(g) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 1I.


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        AIM CONSTELLATION FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2008
(Unaudited)




ASSETS:

Investments, at value (Cost
  $4,744,268,858)*                       $5,406,765,561
-------------------------------------------------------
Investments in affiliated money market
  funds (Cost $444,007,807)                 444,007,807
=======================================================
     Total investments (Cost
       $5,188,276,665)                    5,850,773,368
=======================================================
Foreign currencies, at value (Cost
  $2,609)                                         2,582
-------------------------------------------------------
Receivables for:
  Investments sold                              854,860
-------------------------------------------------------
  Fund shares sold                            6,377,228
-------------------------------------------------------
  Dividends                                   5,393,606
-------------------------------------------------------
Investment for trustee deferred
  compensation and retirement plans             662,820
-------------------------------------------------------
Other assets                                    132,660
=======================================================
     Total assets                         5,864,197,124
_______________________________________________________
=======================================================


LIABILITIES:

Payables for:
  Fund shares reacquired                     12,312,007
-------------------------------------------------------
  Collateral upon return of securities
     loaned                                 183,202,145
-------------------------------------------------------
Trustee deferred compensation and
  retirement plans                            1,958,633
-------------------------------------------------------
Accrued distribution fees                     1,649,932
-------------------------------------------------------
Accrued trustees' and officer's fees
  and benefits                                   12,558
-------------------------------------------------------
Accrued transfer agent fees                   2,999,930
-------------------------------------------------------
Accrued operating expenses                    1,178,673
=======================================================
     Total liabilities                      203,313,878
=======================================================
Net assets applicable to shares
  outstanding                            $5,660,883,246
_______________________________________________________
=======================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest            $5,386,054,504
-------------------------------------------------------
Undistributed net investment income
  (loss)                                    (15,816,920)
-------------------------------------------------------
Undistributed net realized gain (loss)     (371,785,709)
-------------------------------------------------------
Unrealized appreciation                     662,431,371
=======================================================
                                         $5,660,883,246
_______________________________________________________
=======================================================



NET ASSETS:

Class A                                  $4,819,914,021
_______________________________________________________
=======================================================
Class B                                  $  559,043,014
_______________________________________________________
=======================================================
Class C                                  $  189,478,038
_______________________________________________________
=======================================================
Class R                                  $   13,303,636
_______________________________________________________
=======================================================
Institutional Class                      $   79,144,537
_______________________________________________________
=======================================================


SHARES OUTSTANDING, $0.001 PAR VALUE PER SHARE,
  UNLIMITED NUMBER OF SHARES AUTHORIZED:

Class A                                     182,087,812
_______________________________________________________
=======================================================
Class B                                      23,115,306
_______________________________________________________
=======================================================
Class C                                       7,837,602
_______________________________________________________
=======================================================
Class R                                         507,728
_______________________________________________________
=======================================================
Institutional Class                           2,719,476
_______________________________________________________
=======================================================
Class A:
  Net asset value per share              $        26.47
-------------------------------------------------------
  Maximum offering price per share
     (Net asset value of $26.47
     divided by 94.50%)                  $        28.01
_______________________________________________________
=======================================================
Class B:
  Net asset value and offering price
     per share                           $        24.18
_______________________________________________________
=======================================================
Class C:
  Net asset value and offering price
     per share                           $        24.18
_______________________________________________________
=======================================================
Class R:
  Net asset value and offering price
     per share                           $        26.20
_______________________________________________________
=======================================================
Institutional Class:
  Net asset value and offering price
     per share                           $        29.10
_______________________________________________________
=======================================================




* At April 30, 2008, securities with an aggregate value of $172,061,715 were on loan to brokers.


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        AIM CONSTELLATION FUND

STATEMENT OF OPERATIONS

For the six months ended April 30, 2008
(Unaudited)




INVESTMENT INCOME:

Dividends (net of foreign withholding taxes of $179,843)                           $    22,222,646
--------------------------------------------------------------------------------------------------
Dividends from affiliated money market funds (includes securities lending income
  of $332,074)                                                                           3,178,071
==================================================================================================
     Total investment income                                                            25,400,717
==================================================================================================


EXPENSES:

Advisory fees                                                                           19,138,962
--------------------------------------------------------------------------------------------------
Administrative services fees                                                               334,902
--------------------------------------------------------------------------------------------------
Custodian fees                                                                             174,168
--------------------------------------------------------------------------------------------------
Distribution fees:
  Class A                                                                                6,376,896
--------------------------------------------------------------------------------------------------
  Class B                                                                                3,347,507
--------------------------------------------------------------------------------------------------
  Class C                                                                                1,039,798
--------------------------------------------------------------------------------------------------
  Class R                                                                                   32,965
--------------------------------------------------------------------------------------------------
Transfer agent fees -- A, B, C and R                                                     8,706,572
--------------------------------------------------------------------------------------------------
Transfer agent fees -- Institutional                                                        45,168
--------------------------------------------------------------------------------------------------
Trustees' and officer's fees and benefits                                                   73,463
--------------------------------------------------------------------------------------------------
Other                                                                                    1,207,396
==================================================================================================
     Total expenses                                                                     40,477,797
==================================================================================================
Less: Fees waived, expenses reimbursed and expense offset arrangement(s)                (1,087,189)
==================================================================================================
     Net expenses                                                                       39,390,608
==================================================================================================
Net investment income (loss)                                                           (13,989,891)
==================================================================================================


REALIZED AND UNREALIZED GAIN (LOSS) FROM:

Net realized gain from:
  Investment securities (includes net gains (losses) from securities sold to
     affiliates of $(2,388,155))                                                       257,122,637
--------------------------------------------------------------------------------------------------
  Foreign currencies                                                                     1,393,797
==================================================================================================
                                                                                       258,516,434
==================================================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                                             (1,330,691,835)
--------------------------------------------------------------------------------------------------
  Foreign currencies                                                                       (63,234)
==================================================================================================
                                                                                    (1,330,755,069)
==================================================================================================
Net realized and unrealized gain (loss)                                             (1,072,238,635)
==================================================================================================
Net increase (decrease) in net assets resulting from operations                    $(1,086,228,526)
__________________________________________________________________________________________________
==================================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        AIM CONSTELLATION FUND

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended April 30, 2008 and the year ended October 31, 2007 (Unaudited)



                                                                             APRIL 30,         OCTOBER 31,
                                                                                2008               2007
------------------------------------------------------------------------------------------------------------

OPERATIONS:

  Net investment income (loss)                                            $   (13,989,891)   $   (25,674,989)
------------------------------------------------------------------------------------------------------------
  Net realized gain                                                           258,516,434        366,552,567
------------------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation)                     (1,330,755,069)     1,093,662,277
============================================================================================================
     Net increase (decrease) in net assets resulting from operations       (1,086,228,526)     1,434,539,855
============================================================================================================
Share transactions-net:
  Class A                                                                    (424,469,342)    (1,422,577,412)
------------------------------------------------------------------------------------------------------------
  Class B                                                                    (158,401,693)      (333,477,974)
------------------------------------------------------------------------------------------------------------
  Class C                                                                     (28,291,810)       (66,221,579)
------------------------------------------------------------------------------------------------------------
  Class R                                                                         988,279         (1,044,154)
------------------------------------------------------------------------------------------------------------
  Institutional Class                                                         (18,886,843)       (10,070,408)
============================================================================================================
     Net increase (decrease) in net assets resulting from share
       transactions                                                          (629,061,409)    (1,833,391,527)
============================================================================================================
     Net increase (decrease) in net assets                                 (1,715,289,935)      (398,851,672)
============================================================================================================


NET ASSETS:

  Beginning of period                                                       7,376,173,181      7,775,024,853
------------------------------------------------------------------------------------------------------------
  End of period (including undistributed net investment income (loss)
     of $(15,816,920) and $(1,827,029), respectively)                     $ 5,660,883,246    $ 7,376,173,181
____________________________________________________________________________________________________________
============================================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        AIM CONSTELLATION FUND

NOTES TO FINANCIAL STATEMENTS

April 30, 2008
(Unaudited)


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Constellation Fund (the "Fund") is a series portfolio of AIM Equity Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of seven separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

  The Fund's investment objective is growth of capital.

  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

        A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

        Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

        Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

        Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

        Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

        Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

        Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

        The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds as received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

        Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
      (loss) from

10        AIM CONSTELLATION FUND
      investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

        The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, Invesco Aim Advisors may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. SECURITIES LENDING -- The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities.

J. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and
      (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

        The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

K. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship

11        AIM CONSTELLATION FUND
      between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with Invesco Aim Advisors, Inc. (the "Advisor" or "Invesco Aim"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Advisor based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                            RATE
-------------------------------------------------------------------
First $150 million                                           0.80%
-------------------------------------------------------------------
Over $150 million                                            0.625%
___________________________________________________________________
===================================================================




  Through December 31, 2012, the Advisor has contractually agreed to waive advisory fees to the extent necessary so that the advisory fees payable by the Fund (based on the Fund's average daily net assets) do not exceed the annual rate of:

AVERAGE NET ASSETS                                            RATE
-------------------------------------------------------------------
First $250 million                                           0.695%
-------------------------------------------------------------------
Next $4 billion                                              0.615%
-------------------------------------------------------------------
Next $750 million                                            0.595%
-------------------------------------------------------------------
Next $2.5 billion                                            0.57%
-------------------------------------------------------------------
Next $2.5 billion                                            0.545%
-------------------------------------------------------------------
Over $10 billion                                             0.52%
___________________________________________________________________
===================================================================




  Under the terms of a master sub-advisory agreement approved by shareholders of the Fund on February 29, 2008, effective May 1, 2008, between the Advisor and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc. and AIM Funds Management Inc. (collectively, the "Affiliated Sub-Advisors") the Advisor, not the Fund, may pay 40% of the fees paid to the Advisor to any such Affiliated Sub-Advisor(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Advisor(s).

  Further, the Advisor has contractually agreed, through at least June 30, 2008, to waive advisory fees in an amount equal to 100% of the advisory fee the Advisor receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the
Fund).

  For the six months ended April 30, 2008, the Advisor waived advisory fees of $740,273.

  At the request of the Trustees of the Trust, Invesco Ltd. ("Invesco") agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended April 30, 2008, Invesco reimbursed expenses of the Fund in the amount of $92,898.

  The Trust has entered into a master administrative services agreement with Invesco Aim pursuant to which the Fund has agreed to pay Invesco Aim for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2008, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.

  The Trust has entered into a transfer agency and service agreement with Invesco Aim Investment Services, Inc. ("IAIS") pursuant to which the Fund has agreed to pay IAIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IAIS for certain expenses incurred by IAIS in the course of providing such services. IAIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IAIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust's Board of Trustees. For the six months ended April 30, 2008, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

  The Trust has entered into master distribution agreements with Invesco Aim Distributors, Inc. ("IADI") to serve as the distributor for the Class A, Class B, Class C, Class R and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C and Class R shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays IADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority ("FINRA") impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the six months ended April 30, 2008, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.


12        AIM CONSTELLATION FUND

  Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2008, IADI advised the Fund that IADI retained $249,915 in front-end sales commissions from the sale of Class A shares and $576, $339,961, $8,497 and $0 from Class A, Class B, Class C and Class R shares, respectively, for CDSC imposed on redemptions by shareholders.

  Certain officers and trustees of the Trust are officers and directors of Invesco Aim, IAIS and/or IADI.

NOTE 3--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended April 30, 2008, the Fund engaged in securities sales of $36,687,236, which resulted in net realized gains (losses) of $(2,388,155), and securities purchases of $24,299,574.

NOTE 4--EXPENSE OFFSET ARRANGEMENTS

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions and (ii) custodian credits which result from periodic overnight cash balances at the custodian. For the six months ended April 30, 2008, the Fund received credits from these arrangements, which resulted in the reduction of the Fund's total expenses of $254,018.

NOTE 5--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

  During the six months ended April 30, 2008, the Fund paid legal fees of $7,193 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 6--BORROWINGS

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company ("SSB"), the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco Aim, not to exceed the contractually agreed upon rate.

  Additionally, the Fund participates in an uncommitted unsecured revolving credit facility with SSB. The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by Invesco Aim, which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan. During the six months ended April 30, 2008, the Fund did not borrow under the uncommitted unsecured revolving credit facility.

NOTE 7--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions. Under these limitation rules, the Fund is limited to utilizing $329,652,208 of capital loss carryforward in the fiscal year ended October 31, 2008.


13        AIM CONSTELLATION FUND

  The Fund had a capital loss carryforward as of October 31, 2007 which expires as follows:

                                                                                   CAPITAL LOSS
EXPIRATION                                                                        CARRYFORWARD*
-----------------------------------------------------------------------------------------------
October 31, 2008                                                                   $  5,059,558
-----------------------------------------------------------------------------------------------
October 31, 2009                                                                    200,331,448
-----------------------------------------------------------------------------------------------
October 31, 2010                                                                    196,611,268
-----------------------------------------------------------------------------------------------
October 31, 2011                                                                    222,566,554
===============================================================================================
Total capital loss carryforward                                                    $624,568,828
_______________________________________________________________________________________________
===============================================================================================



* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code. To the extent that unrealized gains as of March 27, 2006, the date of reorganization of AIM Aggressive Growth Fund and AIM Weingarten Fund into the Fund, are realized as securities held in each fund as such date, the capital loss carryover may be further limited for up to five years from the date of the reorganization.

NOTE 8--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2008 was $3,580,981,179 and $4,398,005,148, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period end.

         UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities                         $ 924,468,675
------------------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                        (267,705,286)
================================================================================================
Net unrealized appreciation of investment securities                               $ 656,763,389
________________________________________________________________________________________________
================================================================================================
Cost of investments for tax purposes is $5,194,009,979.




NOTE 9--SHARE INFORMATION

The Fund currently offers five different classes of shares: Class A, Class B, Class C, Class R and Institutional Class. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waiver shares may be subject to a CDSC. Class B shares and Class C shares are sold with a CDSC. Class R shares and Institutional Class shares are sold at net asset value. Under certain circumstances, Class R shares are subject to a CDSC. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase.

                                                CHANGES IN SHARES OUTSTANDING
----------------------------------------------------------------------------------------------------------------------------
                                                                  SIX MONTHS ENDED                      YEAR ENDED
                                                                 APRIL 30, 2008(a)                   OCTOBER 31, 2007
                                                           -----------------------------     -------------------------------
                                                              SHARES           AMOUNT           SHARES            AMOUNT
----------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                    3,216,365     $  87,330,865       7,384,784     $   205,855,486
----------------------------------------------------------------------------------------------------------------------------
  Class B                                                      702,712        17,274,146       1,559,817          39,632,759
----------------------------------------------------------------------------------------------------------------------------
  Class C                                                      398,267         9,900,996         706,186          17,859,433
----------------------------------------------------------------------------------------------------------------------------
  Class R                                                      100,957         2,718,199         151,608           4,126,048
----------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                          466,030        14,096,684       1,557,578          47,646,681
============================================================================================================================
Automatic conversion of Class B shares to Class A
  shares:
  Class A                                                    3,754,067        99,995,428       4,174,400         116,032,357
----------------------------------------------------------------------------------------------------------------------------
  Class B                                                   (4,103,468)      (99,995,428)     (4,534,920)       (116,032,357)
============================================================================================================================
Reacquired:
  Class A                                                  (22,397,494)     (611,795,635)    (63,408,560)     (1,744,465,255)
----------------------------------------------------------------------------------------------------------------------------
  Class B                                                   (3,061,578)      (75,680,411)    (10,156,390)       (257,078,376)
----------------------------------------------------------------------------------------------------------------------------
  Class C                                                   (1,548,528)      (38,192,806)     (3,330,877)        (84,081,012)
----------------------------------------------------------------------------------------------------------------------------
  Class R                                                      (65,981)       (1,729,920)       (189,822)         (5,170,202)
----------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                       (1,128,333)      (32,983,527)     (1,915,581)        (57,717,089)
============================================================================================================================
                                                           (23,666,984)    $(629,061,409)    (68,001,777)    $(1,833,391,527)
____________________________________________________________________________________________________________________________
============================================================================================================================



(a) There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 13% of the outstanding shares of the Fund. IADI has an agreement with these entities to sell Fund shares. The Fund, Invesco Aim and/or Invesco Aim affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco Aim and/or Invesco Aim affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.


14        AIM CONSTELLATION FUND

NOTE 10--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.


                                                                           CLASS A
                                 -------------------------------------------------------------------------------------------
                                 SIX MONTHS ENDED                             YEAR ENDED OCTOBER 31,
                                     APRIL 30,        ----------------------------------------------------------------------
                                       2008              2007           2006           2005           2004           2003
----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period                            $    31.12        $    25.56     $    23.63     $    21.27     $    20.61     $    17.20
----------------------------------------------------------------------------------------------------------------------------
Income from investment
  operations:
  Net investment income (loss)           (0.05)(a)         (0.07)(a)      (0.06)(a)      (0.02)(b)      (0.13)(a)      (0.12)(a)
----------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on
     securities (both realized
     and unrealized)                     (4.60)             5.63           1.99           2.38           0.79           3.53
============================================================================================================================
     Total from investment
       operations                        (4.65)             5.56           1.93           2.36           0.66           3.41
============================================================================================================================
Net asset value, end of period      $    26.47        $    31.12     $    25.56     $    23.63     $    21.27     $    20.61
____________________________________________________________________________________________________________________________
============================================================================================================================
Total return(c)                         (14.94)%           21.75%          8.17%         11.10%          3.20%         19.83%
____________________________________________________________________________________________________________________________
============================================================================================================================

Ratios/supplemental data:
Net assets, end of period
  (000s omitted)                    $4,819,914        $6,145,755     $6,374,641     $4,461,224     $5,616,072     $6,825,023
____________________________________________________________________________________________________________________________
============================================================================================================================
Ratio of expenses to average
  net assets:
  With fee waivers and/or
     expense reimbursements               1.20%(d)          1.17%          1.21%          1.29%          1.27%          1.29%
----------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or
     expense reimbursements               1.23%(d)          1.20%          1.24%          1.31%          1.29%          1.30%
============================================================================================================================
Ratio of net investment income
  (loss) to average net assets           (0.37)%(d)        (0.25)%        (0.24)%        (0.06)%(b)     (0.59)%        (0.67)%
____________________________________________________________________________________________________________________________
============================================================================================================================
Portfolio turnover rate(e)                  59%               68%           123%            59%            50%            47%
____________________________________________________________________________________________________________________________
============================================================================================================================




(a)  Calculated using average shares outstanding.
(b) Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets include a special cash dividend received of $3.00 per share owned of Microsoft Corp. on December 2, 2004. Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets excluding the special dividend are $(0.09) and (0.36)%, respectively for the year ended October 31, 2005.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(d) Ratios are annualized and based on average daily net assets of $5,129,547,400.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

                                                                                   CLASS B
                                             -----------------------------------------------------------------------------------
                                             SIX MONTHS ENDED                         YEAR ENDED OCTOBER 31,
                                                 APRIL 30,        --------------------------------------------------------------
                                                   2008             2007          2006          2005         2004         2003
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period             $  28.54         $  23.62     $    22.00     $  19.95     $  19.46     $  16.36
--------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                      (0.14)(a)        (0.25)(a)      (0.23)(a)    (0.19)(b)    (0.26)(a)    (0.23)(a)
--------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
     realized and unrealized)                       (4.22)            5.17           1.85         2.24         0.75         3.33
================================================================================================================================
     Total from investment operations               (4.36)            4.92           1.62         2.05         0.49         3.10
================================================================================================================================
Net asset value, end of period                   $  24.18         $  28.54     $    23.62     $  22.00     $  19.95     $  19.46
________________________________________________________________________________________________________________________________
================================================================================================================================
Total return(c)                                    (15.28)%          20.83%          7.36%       10.28%        2.52%       18.95%
________________________________________________________________________________________________________________________________
================================================================================================================================

Ratios/supplemental data:
Net assets, end of period (000s omitted)         $559,043         $844,018     $1,008,799     $531,341     $617,005     $688,587
________________________________________________________________________________________________________________________________
================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
     reimbursements                                  1.95%(d)         1.92%          1.96%        2.01%        1.97%        1.99%
--------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
     reimbursements                                  1.98%(d)         1.95%          1.99%        2.03%        1.99%        2.00%
================================================================================================================================
Ratio of net investment income (loss) to
  average net assets                                (1.12)%(d)       (1.00)%        (0.99)%      (0.78)%(b)   (1.29)%      (1.37)%
________________________________________________________________________________________________________________________________
================================================================================================================================
Portfolio turnover rate(e)                             59%              68%           123%          59%          50%          47%
________________________________________________________________________________________________________________________________
================================================================================================================================




(a)  Calculated using average shares outstanding.
(b) Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets include a special cash dividend received of $3.00 per share owned of Microsoft Corp. on December 2, 2004. Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets excluding the special dividend are $(0.26) and (1.08)%, respectively for the year ended October 31, 2005.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(d) Ratios are annualized and based on average daily net assets of $673,179,973.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.



15        AIM CONSTELLATION FUND

                                                                                   CLASS C
                                              ---------------------------------------------------------------------------------
                                              SIX MONTHS ENDED                        YEAR ENDED OCTOBER 31,
                                                  APRIL 30,        ------------------------------------------------------------
                                                    2008             2007         2006         2005         2004         2003
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $  28.52         $  23.61     $  21.99     $  19.94     $  19.46     $  16.36
-------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                       (0.14)(a)        (0.25)(a)    (0.23)(a)    (0.19)(b)    (0.26)(a)    (0.23)(a)
-------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
     realized and unrealized)                        (4.20)            5.16         1.85         2.24         0.74         3.33
===============================================================================================================================
     Total from investment operations                (4.34)            4.91         1.62         2.05         0.48         3.10
===============================================================================================================================
Net asset value, end of period                    $  24.18         $  28.52     $  23.61     $  21.99     $  19.94     $  19.46
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Total return(c)                                     (15.22)%          20.80%        7.37%       10.28%        2.47%       18.95%
_______________________________________________________________________________________________________________________________
===============================================================================================================================

Ratios/supplemental data:
Net assets, end of period (000s omitted)          $189,478         $256,377     $274,187     $132,056     $162,707     $193,585
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
     reimbursements                                   1.95%(d)         1.92%        1.96%        2.01%        1.97%        1.99%
-------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
     reimbursements                                   1.98%(d)         1.95%        1.99%        2.03%        1.99%        2.00%
===============================================================================================================================
Ratio of net investment income (loss) to
  average net assets                                 (1.12)%(d)       (1.00)%      (0.99)%      (0.78)%(b)   (1.29)%      (1.37)%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Portfolio turnover rate(e)                              59%              68%         123%          59%          50%          47%
_______________________________________________________________________________________________________________________________
===============================================================================================================================




(a)  Calculated using average shares outstanding.
(b) Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets include a special cash dividend received of $3.00 per share owned of Microsoft Corp. on December 2, 2004. Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets excluding the special dividend are $(0.26) and (1.08)%, respectively for the year ended October 31, 2005.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(d) Ratios are annualized and based on average daily net assets of $209,102,223.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

                                                                                   CLASS R
                                                  -------------------------------------------------------------------------
                                                  SIX MONTHS ENDED                    YEAR ENDED OCTOBER 31,
                                                      APRIL 30,        ----------------------------------------------------
                                                        2008             2007        2006       2005       2004       2003
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                   $ 30.84         $ 25.41     $ 23.54     $21.24     $20.63     $17.26
---------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                           (0.08)(a)       (0.14)(a)   (0.12)(a)  (0.06)(b)  (0.17)(a)  (0.16)(a)
---------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
     realized and unrealized)                            (4.56)           5.57        1.99       2.36       0.78       3.53
===========================================================================================================================
     Total from investment operations                    (4.64)           5.43        1.87       2.30       0.61       3.37
===========================================================================================================================
Net asset value, end of period                         $ 26.20         $ 30.84     $ 25.41     $23.54     $21.24     $20.63
___________________________________________________________________________________________________________________________
===========================================================================================================================
Total return(c)                                         (15.05)%         21.37%       7.94%     10.83%      2.96%     19.52%
___________________________________________________________________________________________________________________________
===========================================================================================================================

Ratios/supplemental data:
Net assets, end of period (000s omitted)               $13,304         $14,580     $12,982     $7,467     $6,202     $2,857
___________________________________________________________________________________________________________________________
===========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
     reimbursements                                       1.45%(d)        1.42%       1.46%      1.51%      1.47%      1.49%
---------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
     reimbursements                                       1.48%(d)        1.45%       1.49%      1.53%      1.49%      1.50%
===========================================================================================================================
Ratio of net investment income (loss) to
  average net assets                                     (0.62)%(d)      (0.50)%     (0.49)%    (0.28)%(b) (0.79)%    (0.87)%
___________________________________________________________________________________________________________________________
===========================================================================================================================
Portfolio turnover rate(e)                                  59%             68%        123%        59%        50%        47%
___________________________________________________________________________________________________________________________
===========================================================================================================================




(a)  Calculated using average shares outstanding.
(b) Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets include a special cash dividend received of $3.00 per share owned of Microsoft Corp. on December 2, 2004. Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets excluding the special dividend are $(0.13) and (0.58)%, respectively for the year ended October 31, 2005.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(d)  Ratios are annualized and based on average daily net assets of $13,258,471.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.



16        AIM CONSTELLATION FUND

                                                                             INSTITUTIONAL CLASS
                                              ---------------------------------------------------------------------------------
                                              SIX MONTHS ENDED                        YEAR ENDED OCTOBER 31,
                                                  APRIL 30,        ------------------------------------------------------------
                                                    2008             2007         2006         2005         2004         2003
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period               $ 34.14         $  27.92     $  25.69     $  23.01     $  22.17     $  18.40
-------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                        0.01(a)          0.06(a)      0.06(a)      0.10(b)     (0.01)(a)    (0.03)(a)
-------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
     realized and unrealized)                        (5.05)            6.16         2.17         2.58         0.85         3.80
===============================================================================================================================
     Total from investment operations                (5.04)            6.22         2.23         2.68         0.84         3.77
===============================================================================================================================
Net asset value, end of period                     $ 29.10         $  34.14     $  27.92     $  25.69     $  23.01     $  22.17
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Total return(c)                                     (14.76)%          22.28%        8.68%       11.65%        3.79%       20.49%
_______________________________________________________________________________________________________________________________
===============================================================================================================================

Ratios/supplemental data:
Net assets, end of period (000s omitted)           $79,145         $115,443     $104,416     $192,498     $164,664     $154,150
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
     reimbursements                                   0.76%(d)         0.71%        0.75%        0.76%        0.72%        0.75%
-------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
     reimbursements                                   0.79%(d)         0.74%        0.78%        0.78%        0.74%        0.76%
===============================================================================================================================
Ratio of net investment income (loss) to
  average net assets                                  0.07%(d)         0.21%        0.22%        0.47%(b)    (0.04)%      (0.13)%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Portfolio turnover rate(e)                              59%              68%         123%          59%          50%          47%
_______________________________________________________________________________________________________________________________
===============================================================================================================================




(a)  Calculated using average shares outstanding.
(b) Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets include a special cash dividend received of $3.00 per share owned of Microsoft Corp. on December 2, 2004. Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets excluding the special dividend are $0.03 and 0.17%, respectively for the year ended October 31, 2005
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(d)  Ratios are annualized and based on average daily net assets of $91,030,538.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

NOTE 11--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING


  On May 23, 2008, the Securities and Exchange Commission ("SEC") publicly posted its final approval of the Distribution Plans ("Distribution Plans") for the distribution of monies placed into two separate Fair Funds created pursuant to a settlement reached on October 8, 2004 between Invesco Funds Group, Inc. ("IFG"), Invesco Aim Advisors, Inc. ("Invesco Aim") and Invesco Aim Distributors, Inc. ("IADI") and the SEC (the "Order"). One of the Fair Funds consists of $325 million, plus interest and any contributions by other settling parties, for distribution to shareholders of certain mutual funds formerly advised by IFG who may have been harmed by market timing and related activity. The second Fair Fund consists of $50 million, plus interest and any contributions by other settling parties, for distribution to shareholders of mutual funds advised by Invesco Aim who may have been harmed by market timing and related activity. The Distribution Plans provide for the distribution to all eligible investors to compensate such investors for injury they may have suffered as a result of market timing in the affected funds. The Distribution Plans include a provision for any residual amounts in the Fair Funds to be distributed in the future to the affected funds. Because the distribution of the Fair Funds has not yet commenced, management of Invesco Aim and the Fund are unable to estimate the amount of distribution to be made to the Fund, if any.

  At the request of the trustees of the AIM Funds, Invesco Ltd. ("Invesco"), the parent company of IFG and Invesco Aim, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.

PENDING LITIGATION AND REGULATORY INQUIRIES


  On August 30, 2005, the West Virginia Office of the State
Auditor -- Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to Invesco Aim and IADI (Order No. 05-
1318). The WVASC makes findings of fact that Invesco Aim and IADI entered into certain arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that Invesco Aim and IADI violated the West Virginia securities laws. The WVASC orders Invesco Aim and IADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute. By agreement with the Commissioner of Securities, Invesco Aim's time to respond to that Order has been indefinitely suspended.

  Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, Invesco Aim, IADI and/or related entities and individuals, depending on the lawsuit, alleging:

  - that the defendants permitted improper market timing and related activity in the AIM Funds; and

  - that certain AIM Funds inadequately employed fair value pricing. The case pending in Illinois State Court was dismissed with prejudice on May 6, 2008.


17        AIM CONSTELLATION FUND

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and Employee Retirement Income Security Act of 1974, as amended ("ERISA"), negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid.

  All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various Invesco Aim- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of ERISA purportedly brought on behalf of participants in the Invesco 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On September 15, 2006, the MDL Court granted the Invesco defendants' motion to dismiss the Amended Class Action Complaint for Violations of ERISA and dismissed such Complaint. The plaintiff has commenced an appeal from that decision.

  IFG, Invesco Aim, IADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more Invesco Aim
Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost security holders. IFG, Invesco Aim and IADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, Invesco Aim and/or related entities and individuals in the future.

  At the present time, management of Invesco Aim and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on Invesco Aim, IADI or the Fund.


18        AIM CONSTELLATION FUND

CALCULATING YOUR ONGOING FUND EXPENSES


EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2007, through April 30, 2008.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.


---------------------------------------------------------------------------------------------------
                                                                    HYPOTHETICAL
                                                              (5% ANNUAL RETURN BEFORE
                                           ACTUAL                     EXPENSES)
                                 ------------------------------------------------------
                    BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
                  ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
      CLASS         (11/01/07)   (04/30/08)(1)   PERIOD(2)     (04/30/08)    PERIOD(2)      RATIO
---------------------------------------------------------------------------------------------------
        A           $1,000.00       $850.60        $5.52       $1,018.90       $6.02        1.20%
---------------------------------------------------------------------------------------------------
        B            1,000.00        847.20         8.96        1,015.17        9.77        1.95
---------------------------------------------------------------------------------------------------
        C            1,000.00        847.80         8.96        1,015.17        9.77        1.95
---------------------------------------------------------------------------------------------------
        R            1,000.00        849.50         6.67        1,017.65        7.27        1.45
---------------------------------------------------------------------------------------------------



(1) The actual ending account value is based on the actual total return of the Fund for the period November 1, 2007, through April 30, 2008, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.


19        AIM CONSTELLATION FUND

APPROVAL OF SUB-ADVISORY AGREEMENT

At in-person meetings held on December      and employees of the Affiliated
12-13, 2007, the Board of Trustees of AIM   Sub-Advisors who will provide these
Equity Funds (the "Board"), including a     services. The Board concluded that the
majority of the independent trustees,       nature, extent and quality of the
voting separately, approved the             services to be provided by the Affiliated
sub-advisory agreement for AIM              Sub-Advisors were appropriate. The Board
Constellation Fund (the "Fund"),            noted that the Affiliated Sub-Advisors,
effective on or about May 1, 2008. In so    which have offices and personnel that are
doing, the Board determined that the        geographically dispersed in financial
sub-advisory agreement is in the best       centers around the world, have been
interests of the Fund and its               formed in part for the purpose of
shareholders and that the compensation to   researching and compiling information and
AIM Funds Management Inc. (AIM Funds        making recommendations on the markets and
Management Inc. anticipates changing its    economies of various countries and
name to Invesco Trimark Investment          securities of companies located in such
Management Inc. on or prior to December     countries or on various types of
31, 2008), Invesco Asset Management         investments and investment techniques,
Deutschland, GmbH, Invesco Asset            and providing investment advisory
Management Limited, Invesco Asset           services. The Board concluded that the
Management (Japan) Limited, Invesco         sub-advisory agreement will benefit the
Australia Limited, Invesco Global Asset     Fund and its shareholders by permitting
Management (N.A.), Inc., Invesco Hong       Invesco Aim to utilize the additional
Kong Limited, Invesco Institutional         resources and talent of the Affiliated
(N.A.), Inc., and Invesco Senior Secured    Sub-Advisors in managing the Fund.
Management, Inc. (collectively, the
"Affiliated Sub-Advisors") under the           B. Fund Performance
sub-advisory agreement is fair and
reasonable.                                 The Board did not view Fund performance
                                            as a relevant factor in considering
   The independent trustees met             whether to approve the sub-advisory
separately during their evaluation of the   agreement for the Fund, as no Affiliated
sub-advisory agreement with independent     Sub-Advisor currently serves as
legal counsel from whom they received       sub-advisor to the Fund.
independent legal advice, and the
independent trustees also received          C. Sub-Advisory Fees
assistance during their deliberations
from the independent Senior Officer, a      The Board considered the services to be
full-time officer of the AIM Funds who      provided by the Affiliated Sub-Advisors
reports directly to the independent         pursuant to the sub-advisory agreement
trustees. The sub-advisory agreement was    and the services to be provided by
considered separately for the Fund,         Invesco Aim pursuant to the Fund's
although the Board also considered the      advisory agreement, as well as the
common interests of all of the AIM Funds    allocation of fees between Invesco Aim
in their deliberations. The Board           and the Affiliated Sub-Advisors pursuant
comprehensively considered all of the       to the sub-advisory agreement. The Board
information provided to them and did not    noted that the sub-advisory fees have no
identify any particular factor that was     direct effect on the Fund or its
controlling. Furthermore, each trustee      shareholders, as they are paid by Invesco
may have evaluated the information          Aim to the Affiliated Sub-Advisors, and
provided differently from one another and   that Invesco Aim and the Affiliated
attributed different weight to the          Sub-Advisors are affiliates. After taking
various factors.                            account of the Fund's contractual
                                            sub-advisory fee rate, as well as other
   Set forth below is a discussion of the   relevant factors, the Board concluded
material factors and related conclusions    that the Fund's sub-advisory fees were
that formed the basis for the Board's       fair and reasonable.
approval of the sub-advisory agreement
for the Fund.                                  D. Financial Resources of the
                                                  Affiliated Sub-Advisors
   A. Nature, Extent and Quality of
      Services to be Provided by the        The Board considered whether each
      Affiliated Sub-Advisors               Affili-ated Sub-Advisor is financially
                                            sound and has the resources necessary to
The Board reviewed the services to be       perform its obligations under the
provided by the Affiliated Sub-Advisors     sub-advisory agreement, and concluded
under the sub-advisory agreement and the    that each Affiliated Sub-Advisor has the
credentials and experience of the           financial resources necessary to fulfill
officers                                    these obligations.


20      AIM CONSTELLATION FUND

PROXY RESULTS

A Special Meeting ("Meeting") of Shareholders of AIM Constellation Fund, an investment portfolio of AIM Equity Funds, a Delaware statutory trust ("Trust"), was held on February 29, 2008. The Meeting was held for the following purpose:

(1) Approve a new sub-advisory agreement between Invesco Aim Advisors, Inc. and each of AIM Funds Management, Inc.; Invesco Asset Management Deutschland, GmbH; Invesco Asset Management Limited; Invesco Asset Management (Japan) Limited; Invesco Australia Limited; Invesco Global Asset Management (N.A.), Inc.; Invesco Hong Kong Limited; Invesco Institutional (N.A.), Inc.; and Invesco Senior Secured Management, Inc.

The results of the voting on the above matter were as follows:


                                                                              VOTES           WITHHELD/           BROKER
      MATTER                                               VOTES FOR         AGAINST         ABSTENTIONS         NON-VOTES
--------------------------------------------------------------------------------------------------------------------------
(1)   Approve a new sub-advisory agreement between
      Invesco Aim Advisors, Inc. and each of AIM Funds
      Management, Inc.; Invesco Asset Management
      Deutschland, GmbH; Invesco Asset Management
      Limited; Invesco Asset Management (Japan)
      Limited; Invesco Australia Limited; Invesco
      Global Asset Management (N.A.), Inc.; Invesco
      Hong Kong Limited; Invesco Institutional (N.A.),
      Inc.; and Invesco Senior Secured Management,
      Inc..............................................   86,884,033        4,967,024         4,154,814         30,817,643



The Meeting was adjourned until March 28, 2008, with respect to the following proposals:

(1) Elect 13 trustees to the Board of Trustees of the Trust, each of whom will serve until his or her successor is elected and qualified.

(2) Approve an amendment to the Trust's Agreement and Declaration of Trust that would permit the Board of Trustees of the Trust to terminate the Trust, the Fund, and each other series portfolio of the Trust, or a share class without a shareholder vote.

The results of the voting on the above matters were as follows:


                                                                                                WITHHELD/
      MATTERS                                                               VOTES FOR         ABSTENTIONS**
-----------------------------------------------------------------------------------------------------------
(1)*  Bob R. Baker......................................................   558,147,935          21,377,719
      Frank S. Bayley...................................................   558,306,754          21,218,900
      James T. Bunch....................................................   557,895,467          21,630,187
      Bruce L. Crockett.................................................   557,847,679          21,677,975
      Albert R. Dowden..................................................   558,399,665          21,125,989
      Jack M. Fields....................................................   558,517,529          21,008,125
      Martin L. Flanagan................................................   558,529,627          20,996,027
      Carl Frischling...................................................   558,100,775          21,424,879
      Prema Mathai-Davis................................................   558,128,462          21,397,192
      Lewis F. Pennock..................................................   557,859,214          21,666,440
      Larry Soll, Ph.D. ................................................   557,756,013          21,769,641
      Raymond Stickel, Jr. .............................................   558,506,215          21,019,439
      Philip A. Taylor..................................................   558,406,281          21,119,373




                                                                              VOTES           WITHHELD/            BROKER
                                                         VOTES FOR           AGAINST         ABSTENTIONS         NON-VOTES
---------------------------------------------------------------------------------------------------------------------------
(2)*  Approve an amendment to the Trust's Agreement
      and Declaration of Trust that would permit the
      Board of Trustees of the Trust to terminate the
      Trust, the Fund, and each other series
      portfolio of the Trust, or a share class
      without a shareholder vote.....................   371,639,551        52,917,484         17,715,590        137,253,029



 * Proposals 1 and 2 required approval by a combined vote of all of the portfolios of AIM Equity Funds.

** Includes Broker Non-Votes.


21        AIM CONSTELLATION FUND

Supplement to Semiannual Report dated 4/30/08

AIM CONSTELLATION FUND

                                             ==========================================
INSTITUTIONAL CLASS SHARES                   AVERAGE ANNUAL TOTAL RETURNS                    The performance data quoted represent
The following information has been           For periods ended 4/30/08                    past performance and cannot guarantee
prepared to provide Institutional Class                                                   comparable future results; current
shareholders with a performance overview     Inception (4/8/92)                   8.83%   performance may be lower or higher. Please
specific to their holdings.                     10 Years                          2.64    visit invescoaim.com for the most recent
Institutional Class shares are offered           5 Years                          9.27    month-end performance. Performance figures
exclusively to institutional investors,          1 Year                          -4.21    reflect reinvested distributions and
including defined contribution plans that        6 Months*                      -14.76    changes in net asset value. Performance
meet certain criteria.                                                                    figures do not reflect deduction of taxes
                                             ==========================================   a shareholder would pay on Fund
                                             AVERAGE ANNUAL TOTAL RETURNS                 distributions or sale of Fund shares.
                                             For periods ended 3/31/08, most recent       Investment return and principal value will
                                             calendar quarter-end                         fluctuate so that you may have a gain or
                                                                                          loss when you sell shares.
                                             Inception (4/8/92)                   8.49%
                                                10 Years                          2.29    (1)  Total annual operating expenses
                                                 5 Years                          9.45         less contractual advisory fee waivers
                                                 1 Year                          -5.53         by the advisor in effect through at
                                                 6 Months*                      -16.42         least December 31, 2012. See current
                                                                                               prospectus for more information.
                                             *    Cumulative total return that has not
                                                  been annualized

                                             ==========================================
                                             Institutional Class shares have no sales
                                             charge; therefore, performance is at net
                                             asset value (NAV). Performance of
                                             Institutional Class shares will differ
                                             from performance of other share classes
                                             primarily due to differing sales charges
                                             and class expenses.

                                                The net annual Fund operating expense
                                             ratio set forth in the most recent Fund
                                             prospectus as of the date of this
                                             supplement for Institutional Class shares
                                             was 0.71.(1) The total annual Fund
                                             operating expense ratio set forth in the
                                             most recent Fund prospectus as of the date
                                             of this supplement for Institutional Class
                                             shares was 0.74%. The expense ratios
                                             presented above may vary from the expense
                                             ratios presented in other sections of the
                                             actual report that are based on expenses
                                             incurred during the period covered by the
                                             report.

Over for information on your Fund's expenses.

=======================================================================================
THIS SUPPLEMENT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND
PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND
EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.

FOR INSTITUTIONAL INVESTOR USE ONLY

This material is for institutional investor use only and may not be quoted, reproduced or shown to the public, nor used in written form as sales literature for public use.

                                                                                                                  [INVESCO AIM LOGO]
invescoaim.com   CST-INS-2   Invesco Aim Distributors, Inc.                                                        - SERVICE MARK -

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2007, through April 30, 2008.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.


-----------------------------------------------------------------------------------------------------------
                                                                            HYPOTHETICAL
                                                                      (5% ANNUAL RETURN BEFORE
                                                   ACTUAL                     EXPENSES)
                                         ------------------------------------------------------
                            BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
                          ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
          CLASS             (11/01/07)   (04/30/08)(1)   PERIOD(2)     (04/30/08)    PERIOD(2)      RATIO
-----------------------------------------------------------------------------------------------------------
      Institutional         $1,000.00       $852.40        $3.50       $1,021.08       $3.82        0.76%
-----------------------------------------------------------------------------------------------------------



(1) The actual ending account value is based on the actual total return of the Fund for the period November 1, 2007, through April 30, 2008, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.



AIM CONSTELLATION FUND

===================================================================================================================================
EDELIVERY
INVESCOAIM.COM/EDELIVERY

REGISTER FOR EDELIVERY - eDelivery is the process of receiving your fund and account information via e-mail. Once your quarterly statements, tax forms, fund reports, and prospectuses are available, we will send you an e-mail notification containing links to these documents. For security purposes, you will need to log in to your account to view your statements and tax forms.

WHY SIGN UP?                                                       HOW DO I SIGN UP?

Register for eDelivery to:                                         It's easy. Just follow these simple steps:

-  save your Fund the cost of printing and postage.                1. Log in to your account.

-  reduce the amount of paper you receive.                         2. Click on the "Service Center" tab.

-  gain access to your documents faster by not waiting for the     3. Select "Register for eDelivery" and complete the consent
   mail.                                                              process.

-  view your documents online anytime at your convenience.

- save the documents to your personal computer or print them out for your records.

This service is provided by Invesco Aim Investment Services, Inc.
===================================================================================================================================

FUND HOLDINGS AND PROXY VOTING INFORMATION

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at inves-coaim.com. From our home page, click on Products & Performance, then Mutual Funds, then Fund Overview. Select your Fund from the drop-down menu and click on Complete Quarterly Holdings. Shareholders can also look up the Fund's Forms N-Q on the SEC Web site at sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC Public Reference Room in
Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 942 8090 or 800 732 0330, or by electronic request at the following e-mail address: publicinfo@sec.gov.
The SEC file numbers for the Fund are 811-01424 and 002-25469.

   A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or on the Invesco Aim Web site, invescoaim.com. On the home page, scroll down and click on Proxy Policy. The information is also available on the SEC Web site, sec.gov.

   Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2007, is available at our Web site. Go to invescoaim.com, access the About Us tab, click on Required Notices and then click on Proxy
Voting Activity. Next, select the Fund from the drop-down menu. The information is also available on the SEC Web site, sec.gov.

If used after July 20, 2008, this report must be accompanied by a Fund fact sheet or
Invesco Aim Quarterly Performance Review for the most recent quarter-end. Invesco Aim
--SERVICE MARK-- is a service mark of Invesco Aim Management Group, Inc. Invesco Aim
Advisors, Inc., Invesco Aim Capital Management, Inc., Invesco Aim Private Asset
Management, Inc. and Invesco PowerShares Capital Management LLC are the investment advisors for the products and services represented by Invesco Aim; they each provide investment advisory services to individual and institutional clients and do not sell
securities. Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc.,              [INVESCO AIM LOGO]
Invesco Global Asset Management (N.A.), Inc., AIM Funds Management Inc. (DBA AIM Trimark               - SERVICE MARK -
Investments), Invesco Asset Management (Japan) Ltd. and Invesco Hong Kong Ltd. are
affiliated investment advisors that serve as the subadvisor for some of the products and services represented by Invesco Aim. AIM Funds Management Inc. anticipates changing its name to Invesco Trimark Investment Management Inc. (DBA Invesco Trimark) on or prior to
Dec. 31, 2008. Invesco Aim Distributors, Inc. is the distributor for the retail mutual funds, exchange-traded funds and U.S. institutional money market funds represented by
Invesco Aim. All entities are indirect, wholly owned subsidiaries of Invesco Ltd.

                                                                   invescoaim.com     CST-SAR-1     Invesco Aim Distributors, Inc.

                              AIM DIVERSIFIED DIVIDEND FUND
                              Semiannual Report to Shareholders - April 30, 2008

[INVESCO AIM LOGO]
 - SERVICE MARK -

                                       [MOUNTAIN GRAPHIC]

AIM Investments                 2      Fund Performance
became INVESCO AIM              4      Letter to Shareholders
on March 31, 2008.              5      Schedule of Investments
                                8      Financial Statements
For more details, go            11     Notes to Financial Statements
to invescoaim.com               16     Financial Highlights
                                23     Fund Expenses
                                24     Approval of Sub-Advisory Agreement
                                25     Results of Proxy

                                For the most current month-end Fund performance and commentary, please visit invescoaim.com.

                                Unless otherwise noted, all data provided by Invesco Aim.

                                THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE
                                FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING
                                SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY
                                BEFORE INVESTING.

                                NOT FDIC INSURED  MAY LOSE VALUE  NO BANK GUARANTEE

FUND PERFORMANCE

=====================================================================================
PERFORMANCE SUMMARY

FUND VS. INDEXES
Cumulative total returns, 10/31/07 to 4/30/08, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares                                                               -6.86%
Class B Shares                                                               -7.18
Class C Shares                                                               -7.20
Class R Shares                                                               -6.98
Investor Class Shares                                                        -6.82
S&P 500 Index(triangle) (Broad Market Index)                                 -9.63
Russell 1000 Index(triangle) (Style-Specific Index)                          -9.54
Lipper Large-Cap Core Funds Index(triangle) (Peer Group Index)               -9.33

(triangle)Lipper Inc.

The S&P 500 --REGISTERED TRADEMARK-- INDEX is a market capitalization-weighted index covering all major areas of the U.S. economy. It is not the 500 largest companies, but rather the most widely held 500 companies chosen with respect to market size, liquidity and their industry.

   The RUSSELL 1000 --REGISTERED TRADEMARK-- INDEX is composed of 1000 of the largest capitalized U.S. domiciled companies whose common stock is traded in the United
States. The Russell 1000 Index is a trademark/service mark of the Frank Russell
Company. Russell --REGISTERED TRADEMARK-- is a trademark of the Frank Russell
Company.

   The LIPPER LARGE-CAP CORE FUNDS INDEX is an equally weighted representation of the largest funds in the Lipper Large-Cap Core Funds category. These funds typically have an average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value compared to the S&P 500 Index.

   The Fund is not managed to track the performance of any particular index, including the indexes defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.

   A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges.
Performance of an index of funds reflects fund expenses; performance of a market index does not.

=====================================================================================

=========================================   =========================================
AVERAGE ANNUAL TOTAL RETURNS                AVERAGE ANNUAL TOTAL RETURNS
As of 4/30/08, including maximum            As of 3/31/08, the most recent calendar
applicable sales charges                    quarter-end, including maximum applicable
                                            sales charges

CLASS A SHARES                              CLASS A SHARES
Inception (12/31/01)                 5.86%  Inception (12/31/01)                 5.25%
5 Years                             10.05   5 Years                             10.63
1 Year                             -10.85   1 Year                             -10.91

CLASS B SHARES                              CLASS B SHARES
Inception (12/31/01)                 6.12%  Inception (12/31/01)                 5.52%
5 Years                             10.30   5 Years                             10.90
1 Year                             -10.51   1 Year                             -10.68

CLASS C SHARES                              CLASS C SHARES
Inception (12/31/01)                 6.09%  Inception (12/31/01)                 5.51%
5 Years                             10.57   5 Years                             11.15
1 Year                              -7.13   1 Year                              -7.23

CLASS R SHARES                              CLASS R SHARES
Inception                            6.62%  Inception                            6.02%
5 Years                             11.10   5 Years                             11.67
1 Year                              -5.80   1 Year                              -5.98

INVESTOR CLASS SHARES                       INVESTOR CLASS SHARES
Inception                            6.84%  Inception                            6.25%
5 Years                             11.35   5 Years                             11.94
1 Year                              -5.53   1 Year                              -5.57
=========================================   =========================================


2      AIM DIVERSIFIED DIVIDEND FUND

CLASS R SHARES' INCEPTION DATE IS              CLASS A SHARE PERFORMANCE REFLECTS THE
OCTOBER 25, 2005. RETURNS SINCE THAT DATE   MAXIMUM 5.50% SALES CHARGE, AND CLASS B
ARE HISTORICAL RETURNS. ALL OTHER RETURNS   AND CLASS C SHARE PERFORMANCE REFLECTS
ARE BLENDED RETURNS OF HISTORICAL CLASS R   THE APPLICABLE CONTINGENT DEFERRED SALES
SHARE PERFORMANCE AND RESTATED CLASS A      CHARGE (CDSC) FOR THE PERIOD INVOLVED.
SHARE PERFORMANCE (FOR PERIODS PRIOR TO     THE CDSC ON CLASS B SHARES DECLINES FROM
THE INCEPTION DATE OF CLASS R SHARES) AT    5% BEGINNING AT THE TIME OF PURCHASE TO
NET ASSET VALUE, ADJUSTED TO REFLECT THE    0% AT THE BEGINNING OF THE SEVENTH YEAR.
HIGHER RULE 12B-1 FEES APPLICABLE TO        THE CDSC ON CLASS C SHARES IS 1% FOR THE
CLASS R SHARES. CLASS A SHARES' INCEPTION   FIRST YEAR AFTER PURCHASE. CLASS R SHARES
DATE IS DECEMBER 31, 2001.                  DO NOT HAVE A FRONT-END SALES CHARGE;
                                            RETURNS SHOWN ARE AT NET ASSET VALUE AND
   INVESTOR CLASS SHARES' INCEPTION DATE    DO NOT REFLECT A 0.75% CDSC THAT MAY BE
IS JULY 15, 2005. RETURNS SINCE THAT DATE   IMPOSED ON A TOTAL REDEMPTION OF
ARE HISTORICAL RETURNS. ALL OTHER RETURNS   RETIREMENT PLAN ASSETS WITHIN THE FIRST
ARE BLENDED RETURNS OF HISTORICAL           YEAR. INVESTOR CLASS SHARES DO NOT HAVE A
INVESTOR CLASS SHARE PERFORMANCE AND        FRONT-END SALES CHARGE OR A CDSC;
RESTATED CLASS A SHARE PERFORMANCE (FOR     THEREFORE, PERFORMANCE IS AT NET ASSET
PERIODS PRIOR TO THE INCEPTION DATE OF      VALUE.
INVESTOR CLASS SHARES) AT NET ASSET
VALUE, WHICH RESTATED PERFORMANCE WILL         HAD THE ADVISOR NOT WAIVED FEES AND/OR
REFLECT THE HIGHER RULE 12B-1 FEES          REIMBURSED EXPENSES, PERFORMANCE WOULD
APPLICABLE TO CLASS A SHARES FOR THE        HAVE BEEN LOWER.
PERIOD USING BLENDED RETURNS. CLASS A
SHARES' INCEPTION DATE IS DECEMBER 31,         THE PERFORMANCE OF THE FUND'S SHARE
2001.                                       CLASSES WILL DIFFER PRIMARILY DUE TO
                                            DIFFERENT SALES CHARGE STRUCTURES AND
   THE PERFORMANCE DATA QUOTED REPRESENT    CLASS EXPENSES.
PAST PERFORMANCE AND CANNOT GUARANTEE
COMPARABLE FUTURE RESULTS; CURRENT          (1)  Total annual operating expenses less
PERFORMANCE MAY BE LOWER OR HIGHER.              any contractual fee waivers and/or
PLEASE VISIT INVESCOAIM.COM FOR THE MOST         expense reimbursements by the advisor
RECENT MONTH-END PERFORMANCE. PERFORMANCE        in effect through at least June 30,
FIGURES REFLECT REINVESTED DISTRIBUTIONS,        2008. See current prospectus for more
CHANGES IN NET ASSET VALUE AND THE EFFECT        information.
OF THE MAXIMUM SALES CHARGE UNLESS
OTHERWISE STATED. PERFORMANCE FIGURES DO
NOT REFLECT DEDUCTION OF TAXES A
SHAREHOLDER WOULD PAY ON FUND
DISTRIBUTIONS OR SALE OF FUND SHARES.
INVESTMENT RETURN AND PRINCIPAL VALUE
WILL FLUCTUATE SO THAT YOU MAY HAVE A
GAIN OR LOSS WHEN YOU SELL SHARES.

   THE NET ANNUAL FUND OPERATING EXPENSE
RATIO SET FORTH IN THE MOST RECENT FUND
PROSPECTUS AS OF THE DATE OF THIS REPORT
FOR CLASS A, CLASS B, CLASS C, CLASS R
AND INVESTOR CLASS SHARES WAS 1.01%,
1.66%, 1.66%, 1.26% AND 0.92%,
RESPECTIVELY.(1) THE TOTAL ANNUAL FUND
OPERATING EXPENSE RATIO SET FORTH IN THE
MOST RECENT FUND PROSPECTUS AS OF THE
DATE OF THIS REPORT FOR CLASS A, CLASS B,
CLASS C, CLASS R AND INVESTOR CLASS
SHARES WAS 1.01%, 1.76%, 1.76%, 1.26% AND
0.92%, RESPECTIVELY. THE EXPENSE RATIOS
PRESENTED ABOVE MAY VARY FROM THE EXPENSE
RATIOS PRESENTED IN OTHER SECTIONS OF
THIS REPORT THAT ARE BASED ON EXPENSES
INCURRED DURING THE PERIOD COVERED BY
THIS REPORT.


3      AIM DIVERSIFIED DIVIDEND FUND

                       Dear Fellow AIM Fund Shareholders:

                       The lines of communication are open: More than 250 of you have responded to the invitation I extended in my previous letter to complete an online survey, and more than 50 shareholders have contacted me directly by
                       e-mail. When I could respond quickly and easily to a shareholder's specific concern I did, but the messages
     [CROCKETT         for the most part raised consistent issues that I respond to here.
       PHOTO]
                          I have received many suggestions, a few complaints, and one offer to buy a gold mine! In general, your letters expressed an appreciation for transparency, frankness and the opportunity to comment. Nevertheless, several shareholders found room for improvement in communications. Some would like more concise letters
   Bruce Crockett      while others would prefer reports to be more customized for their particular information needs. With these reports going to tens of thousands of people, shareholder communications necessarily have to cover those issues common to a diverse population as well as the information required by law. The ability to change or further customize letters and reports is also affected by technology, timeliness and cost.

   Online survey responders preferred electronic communications to paper at a ratio of 63% to 37%. Direct responders expressed more of a preference for paper, especially for long reports. Electronic communications are more cost-effective than paper communications that have to be printed and mailed, so I encourage those who have resisted electronic communications to give them a try.

   The correspondence shows that improving fund performance and reducing shareholder costs remain the key shareholder concerns.
Several letters noted individual funds where performance had changed for the better, while others remained dissatisfied with the returns from funds they hold. Although 75% of the online survey responders wanted to see more overall fund performance data in these letters, and 58% wanted more information on individual funds, Securities and Exchange Commission (SEC) and Financial Industry
Regulatory Authority (FINRA) rules are very specific about the way fund performance can be discussed in print. Respect for those rules prevents me from commenting on individual funds or very recent results here, but I can assure you that your Board and all of its Investments subcommittees continue to work with Invesco Aim to make improved performance a top priority for all fund managers.

   Expense levels came up as another dominant issue, and no respondent felt these were too low. Several shareholders questioned the need for 12b-1 fees, which cover the cost of distributing fund shares and thereby help the fund to attract new assets. Your Board reviews the funds' 12b-1 fees annually with the shareholders' best interests in mind. While your Board keeps its eye on containing or lowering these fees wherever possible, we also are mindful that 12b-1 fees may be necessary in order to maintain an effective distribution system for fund shares.

   The value of communication between the Board and shareholders has been noted within and beyond the Invesco Aim community. In the online survey, 87% of the respondents felt it was either somewhat or very important to hear directly from the Board, with 55%
saying it was very important. Morningstar--TRADEMARK--, the mutual fund tracking company, also commented favorably on this channel of communication in its fall 2007 update of fund stewardship grades, where Invesco Aim was one of fewer than 10 fund boards to get an A for board quality, according to BoardIQ (11/13/07).

   In other news, Ruth Quigley retired from your Board at the end of 2007, and we thank her for her many years of dedicated service. Larry Soll has assumed Ruth's place as a vice chair of the Investments Committee. The Valuation Committee, which Ruth used to chair, has been reorganized as the Valuation, Distribution and Proxy Oversight Committee under the chairmanship of Carl
Frischling. The elevation of proxy oversight to standing committee status responds to suggestions from shareholders. In addition,
Prema Mathai-Davis assumed my seat on the Governance Committee, and I moved to the Audit Committee.

   Your Board looks forward to another year of diligent effort on your behalf, and we are even more strongly motivated by your feedback. The invitation remains open to e-mail me at bruce@brucecrockett.com. I look forward to hearing from you.

Sincerely,


/S/ BRUCE L. CROCKETT


Bruce L. Crockett
Independent Chair
AIM Funds Board of Trustees

June 16, 2008


4      AIM DIVERSIFIED DIVIDEND FUND

PORTFOLIO COMPOSITION

By sector, based on Net Assets
as of April 30, 2008



-------------------------------------------------------------------------
Financials                                                           16.9%
-------------------------------------------------------------------------
Consumer Discretionary                                               15.3
-------------------------------------------------------------------------
Consumer Staples                                                     14.9
-------------------------------------------------------------------------
Health Care                                                          13.4
-------------------------------------------------------------------------
Information Technology                                               12.5
-------------------------------------------------------------------------
Industrials                                                           9.2
-------------------------------------------------------------------------
Utilities                                                             6.2
-------------------------------------------------------------------------
Energy                                                                4.4
-------------------------------------------------------------------------
Materials                                                             4.2
-------------------------------------------------------------------------
Telecommunication Services                                            0.9
-------------------------------------------------------------------------
Money Market Funds Plus Other Assets Less Liabilities                 2.1
_________________________________________________________________________
=========================================================================





SCHEDULE OF INVESTMENTS(a)

April 30, 2008
(Unaudited)





                                                       SHARES           VALUE
---------------------------------------------------------------------------------

COMMON STOCKS-97.90%

AEROSPACE & DEFENSE-1.86%

Raytheon Co.                                            458,997    $   29,362,038
---------------------------------------------------------------------------------
United Technologies Corp.                                13,510           979,070
=================================================================================
                                                                       30,341,108
=================================================================================


APPAREL RETAIL-2.61%

Limited Brands, Inc.                                  1,250,000        23,150,000
---------------------------------------------------------------------------------
TJX Cos., Inc. (The)                                    598,785        19,292,853
=================================================================================
                                                                       42,442,853
=================================================================================


APPAREL, ACCESSORIES & LUXURY GOODS-0.42%

VF Corp.                                                 92,547         6,883,646
=================================================================================


ASSET MANAGEMENT & CUSTODY BANKS-2.37%

Bank of New York Mellon Corp.                           176,397         7,678,561
---------------------------------------------------------------------------------
Blackstone Group L.P. (The)(b)                          604,573        11,287,378
---------------------------------------------------------------------------------
Federated Investors, Inc.-Class B                       344,127        11,521,372
---------------------------------------------------------------------------------
State Street Corp.                                      111,391         8,035,747
=================================================================================
                                                                       38,523,058
=================================================================================


AUTO PARTS & EQUIPMENT-1.71%

Johnson Controls, Inc.                                  789,300        27,830,718
=================================================================================


BREWERS-2.80%

Anheuser-Busch Cos., Inc.                               926,430        45,580,356
=================================================================================


CASINOS & GAMING-0.71%

International Game Technology                           334,888        11,634,009
=================================================================================


COMMUNICATIONS EQUIPMENT-0.83%

Motorola, Inc.                                        1,354,553        13,491,348
=================================================================================


COMPUTER HARDWARE-3.49%

Hewlett-Packard Co.                                     235,443        10,912,783
---------------------------------------------------------------------------------
International Business Machines Corp.                   379,748        45,835,584
=================================================================================
                                                                       56,748,367
=================================================================================


CONSUMER FINANCE-2.58%

Capital One Financial Corp.                             791,106        41,928,618
=================================================================================


DATA PROCESSING & OUTSOURCED SERVICES-3.66%

Automatic Data Processing, Inc.                         893,314        39,484,479
---------------------------------------------------------------------------------
Western Union Co.                                       875,682        20,140,686
=================================================================================
                                                                       59,625,165
=================================================================================


DISTRIBUTORS-0.47%

Genuine Parts Co.                                       180,104         7,647,216
=================================================================================


DIVERSIFIED BANKS-1.67%

U.S. Bancorp                                            471,784        15,988,760
---------------------------------------------------------------------------------
Wachovia Corp.                                          386,068        11,253,882
=================================================================================
                                                                       27,242,642
=================================================================================


DIVERSIFIED CHEMICALS-2.24%

E. I. du Pont de Nemours and Co.                        464,500        22,718,695
---------------------------------------------------------------------------------
PPG Industries, Inc.                                    225,000        13,808,250
=================================================================================
                                                                       36,526,945
=================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        AIM DIVERSIFIED DIVIDEND FUND

                                                       SHARES           VALUE
---------------------------------------------------------------------------------
ELECTRIC UTILITIES-3.67%

American Electric Power Co., Inc.                       785,315    $   35,048,608
---------------------------------------------------------------------------------
Exelon Corp.                                            289,551        24,750,820
=================================================================================
                                                                       59,799,428
=================================================================================


ELECTRICAL COMPONENTS & EQUIPMENT-2.01%

Emerson Electric Co.                                    627,045        32,769,372
=================================================================================


FOOD DISTRIBUTORS-2.09%

Sysco Corp.                                           1,112,034        33,994,879
=================================================================================


FOREST PRODUCTS-1.01%

Weyerhaeuser Co.                                        256,239        16,368,547
=================================================================================


GENERAL MERCHANDISE STORES-1.47%

Target Corp.                                            449,900        23,903,187
=================================================================================


HEALTH CARE EQUIPMENT-3.28%

Baxter International Inc.                               135,172         8,423,919
---------------------------------------------------------------------------------
Medtronic, Inc.                                         649,632        31,624,086
---------------------------------------------------------------------------------
Stryker Corp.                                           207,100        13,426,293
=================================================================================
                                                                       53,474,298
=================================================================================


HOME IMPROVEMENT RETAIL-1.82%

Home Depot, Inc. (The)                                1,029,458        29,648,390
=================================================================================


HOUSEHOLD APPLIANCES-1.19%

Snap-on Inc.                                            327,914        19,448,579
=================================================================================


HOUSEHOLD PRODUCTS-2.35%

Colgate-Palmolive Co.                                   143,000        10,110,100
---------------------------------------------------------------------------------
Kimberly-Clark Corp.                                    438,900        28,085,211
=================================================================================
                                                                       38,195,311
=================================================================================


HYPERMARKETS & SUPER CENTERS-1.20%

Wal-Mart Stores, Inc.                                   338,000        19,597,240
=================================================================================


INDUSTRIAL CONGLOMERATES-0.56%

General Electric Co.                                    279,061         9,125,295
=================================================================================


INDUSTRIAL MACHINERY-4.75%

Illinois Tool Works Inc.                                763,196        39,907,519
---------------------------------------------------------------------------------
Pentair, Inc.(b)                                      1,015,800        37,411,914
=================================================================================
                                                                       77,319,433
=================================================================================


INSURANCE BROKERS-2.42%

Marsh & McLennan Cos., Inc.                           1,430,813        39,476,131
=================================================================================


INTEGRATED OIL & GAS-4.40%

Eni S.p.A. (Italy)(c)                                   412,800        15,893,961
---------------------------------------------------------------------------------
Exxon Mobil Corp.                                       105,372         9,806,972
---------------------------------------------------------------------------------
Occidental Petroleum Corp.                              307,066        25,550,962
---------------------------------------------------------------------------------
Total S.A. (France)(c)                                  243,404        20,447,704
=================================================================================
                                                                       71,699,599
=================================================================================


INTEGRATED TELECOMMUNICATION SERVICES-0.91%

AT&T Inc.                                               381,688        14,775,142
=================================================================================


LEISURE PRODUCTS-1.36%

Brunswick Corp.                                       1,325,101        22,102,685
=================================================================================


LIFE & HEALTH INSURANCE-1.36%

StanCorp Financial Group, Inc.                          432,851        22,179,285
=================================================================================


MOVIES & ENTERTAINMENT-0.93%

Time Warner Inc.                                      1,021,200        15,164,820
=================================================================================


MULTI-UTILITIES-2.55%

Dominion Resources, Inc.                                659,326        28,608,155
---------------------------------------------------------------------------------
Wisconsin Energy Corp.                                  271,701        12,894,930
=================================================================================
                                                                       41,503,085
=================================================================================


OTHER DIVERSIFIED FINANCIAL SERVICES-0.57%

Citigroup Inc.                                          367,397         9,284,122
=================================================================================

PACKAGED FOODS & MEATS-4.36%

General Mills, Inc.                                     581,981        35,151,652
---------------------------------------------------------------------------------
Kraft Foods Inc.-Class A                                810,517        25,636,653
---------------------------------------------------------------------------------
Sara Lee Corp.                                          697,797        10,125,034
=================================================================================
                                                                       70,913,339
=================================================================================


PHARMACEUTICALS-10.14%

Abbott Laboratories                                     145,817         7,691,847
---------------------------------------------------------------------------------
Bristol-Myers Squibb Co.                                747,844        16,430,133
---------------------------------------------------------------------------------
Johnson & Johnson                                       869,001        58,301,277
---------------------------------------------------------------------------------
Lilly (Eli) and Co.                                     693,004        33,361,212
---------------------------------------------------------------------------------
Novartis A.G. (Switzerland)                             551,429        28,042,370
---------------------------------------------------------------------------------
Pfizer Inc.                                           1,061,938        21,355,573
=================================================================================
                                                                      165,182,412
=================================================================================


PUBLISHING-0.54%

Gannett Co., Inc.                                       304,690         8,720,228
=================================================================================


REGIONAL BANKS-3.58%

Fifth Third Bancorp                                   1,294,376        27,738,478
---------------------------------------------------------------------------------
SunTrust Banks, Inc.                                    547,414        30,518,330
=================================================================================
                                                                       58,256,808
=================================================================================


RESTAURANTS-1.09%

Brinker International, Inc.                             781,520        17,732,689
=================================================================================


SEMICONDUCTORS-3.03%

Linear Technology Corp.(b)                              478,524        16,729,199
---------------------------------------------------------------------------------
Texas Instruments Inc.                                1,118,292        32,609,395
=================================================================================
                                                                       49,338,594
=================================================================================


SOFT DRINKS-0.41%

Coca-Cola Co. (The)                                     113,625         6,689,104
=================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        AIM DIVERSIFIED DIVIDEND FUND

                                                       SHARES           VALUE
---------------------------------------------------------------------------------
SPECIALIZED CONSUMER SERVICES-0.93%

H&R Block, Inc.(b)                                      694,212    $   15,182,416
=================================================================================


SPECIALTY CHEMICALS-1.00%

Ecolab Inc.                                             352,377        16,195,247
=================================================================================


SYSTEMS SOFTWARE-1.52%

Microsoft Corp.                                         869,721        24,804,443
=================================================================================


THRIFTS & MORTGAGE FINANCE-2.34%

Fannie Mae                                              452,600        12,808,580
---------------------------------------------------------------------------------
Hudson City Bancorp, Inc.                             1,319,783        25,247,449
=================================================================================
                                                                       38,056,029
=================================================================================


TOBACCO-1.64%

Altria Group, Inc.                                      376,349         7,526,980
---------------------------------------------------------------------------------
Philip Morris International Inc.(d)                     376,349        19,205,089
=================================================================================
                                                                       26,732,069
=================================================================================
  Common Stocks (Cost $1,474,069,685)                               1,594,078,255
=================================================================================



MONEY MARKET FUNDS-2.03%

Liquid Assets Portfolio-Institutional Class (Money
  Market Funds)(e)                                   16,549,045        16,549,045
---------------------------------------------------------------------------------
Premier Portfolio-Institutional Class
  (Money Market Funds)(e)                            16,549,045        16,549,045
=================================================================================
     Total Money Market Funds (Cost $33,098,090)                       33,098,090
=================================================================================
TOTAL INVESTMENTS (excluding investments purchased
  with cash collateral from securities on
  loan)-99.93% (Cost $1,507,167,775)                                1,627,176,345
=================================================================================



INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES ON
  LOAN


MONEY MARKET FUNDS-3.04%

Liquid Assets Portfolio-Institutional Class
  (Investments Purchased with Cash Collateral from
  Securities on Loan) (Cost $49,485,780)(e)(f)       49,485,780        49,485,780
=================================================================================
TOTAL INVESTMENTS-102.97% (Cost $1,556,653,555)                     1,676,662,125
=================================================================================
OTHER ASSETS LESS LIABILITIES-(2.97)%                                 (48,307,105)
=================================================================================
NET ASSETS-100.00%                                                 $1,628,355,020
_________________________________________________________________________________
=================================================================================



Notes to Schedule of Investments:

(a) Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.
(b)   All or a portion of this security was out on loan at April 30, 2008.
(c) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at April 30, 2008 was $36,341,665, which represented 2.23% of the Fund's Net Assets. See Note 1A.
(d)   Non-income producing security.
(e) The money market fund and the Fund are affiliated by having the same investment advisor.
(f) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 1I.


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        AIM DIVERSIFIED DIVIDEND FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2008
(Unaudited)




ASSETS:

Investments, at value (Cost
  $1,474,069,685)*                       $1,594,078,255
-------------------------------------------------------
Investments in affiliated money market
  funds (Cost $82,583,870)                   82,583,870
=======================================================
     Total investments (Cost
       $1,556,653,555)                    1,676,662,125
=======================================================
Cash                                            567,761
-------------------------------------------------------
Foreign currencies, at value (Cost
  $2,105)                                         2,161
-------------------------------------------------------
Receivables for:
  Investments sold                            3,353,148
-------------------------------------------------------
  Fund shares sold                              964,229
-------------------------------------------------------
  Dividends                                   1,785,818
-------------------------------------------------------
Investment for trustee deferred
  compensation and retirement plans             523,738
-------------------------------------------------------
Other assets                                     42,531
=======================================================
     Total assets                         1,683,901,511
_______________________________________________________
=======================================================


LIABILITIES:

Payables for:
  Investments purchased                       2,778,272
-------------------------------------------------------
  Fund shares reacquired                      1,738,783
-------------------------------------------------------
  Collateral upon return of securities
     loaned                                  49,485,780
-------------------------------------------------------
Trustee deferred compensation and
  retirement plans                              678,336
-------------------------------------------------------
Accrued distribution fees                       276,242
-------------------------------------------------------
Accrued trustees' and officer's fees
  and benefits                                    4,821
-------------------------------------------------------
Accrued transfer agent fees                     433,288
-------------------------------------------------------
Accrued operating expenses                      150,969
=======================================================
     Total liabilities                       55,546,491
=======================================================
Net assets applicable to shares
  outstanding                            $1,628,355,020
_______________________________________________________
=======================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest            $1,471,351,970
-------------------------------------------------------
Undistributed net investment income           2,190,209
-------------------------------------------------------
Undistributed net realized gain              34,803,756
-------------------------------------------------------
Unrealized appreciation                     120,009,085
=======================================================
                                         $1,628,355,020
_______________________________________________________
=======================================================



NET ASSETS:

Class A                                  $  202,551,751
_______________________________________________________
=======================================================
Class B                                  $   61,744,647
_______________________________________________________
=======================================================
Class C                                  $   42,885,380
_______________________________________________________
=======================================================
Class R                                  $    1,000,525
_______________________________________________________
=======================================================
Investor Class                           $1,268,948,811
_______________________________________________________
=======================================================
Institutional Class                      $   51,223,906
_______________________________________________________
=======================================================


SHARES OUTSTANDING, $0.001 PAR VALUE PER SHARE,
  UNLIMITED NUMBER OF SHARES AUTHORIZED:

Class A                                      16,538,760
_______________________________________________________
=======================================================
Class B                                       5,091,808
_______________________________________________________
=======================================================
Class C                                       3,540,773
_______________________________________________________
=======================================================
Class R                                          81,618
_______________________________________________________
=======================================================
Investor Class                              103,632,266
_______________________________________________________
=======================================================
Institutional Class                           4,184,449
_______________________________________________________
=======================================================
Class A:
  Net asset value per share              $        12.25
-------------------------------------------------------
  Maximum offering price per share
     (Net asset value of $12.25
     divided by 94.50%)                  $        12.96
_______________________________________________________
=======================================================
Class B:
  Net asset value and offering price
     per share                           $        12.13
_______________________________________________________
=======================================================
Class C:
  Net asset value and offering price
     per share                           $        12.11
_______________________________________________________
=======================================================
Class R:
  Net asset value and offering price
     per share                           $        12.26
_______________________________________________________
=======================================================
Investor Class:
  Net asset value and offering price
     per share                           $        12.24
_______________________________________________________
=======================================================
Institutional Class:
  Net asset value and offering price
     per share                           $        12.24
_______________________________________________________
=======================================================




* At April 30, 2008, securities with an aggregate value of $48,021,427 were on loan to brokers.


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        AIM DIVERSIFIED DIVIDEND FUND

STATEMENT OF OPERATIONS

For the six months ended April 30, 2008
(Unaudited)




INVESTMENT INCOME:

Dividends (net of foreign withholding taxes of $154,335)                           $  23,054,435
------------------------------------------------------------------------------------------------
Dividends from affiliated money market funds (includes securities lending income
  of $130,932)                                                                         1,313,019
================================================================================================
     Total investment income                                                          24,367,454
================================================================================================


EXPENSES:

Advisory fees                                                                          4,436,753
------------------------------------------------------------------------------------------------
Administrative services fees                                                             208,021
------------------------------------------------------------------------------------------------
Custodian fees                                                                            10,660
------------------------------------------------------------------------------------------------
Distribution fees:
  Class A                                                                                259,477
------------------------------------------------------------------------------------------------
  Class B                                                                                348,765
------------------------------------------------------------------------------------------------
  Class C                                                                                223,521
------------------------------------------------------------------------------------------------
  Class R                                                                                  2,117
------------------------------------------------------------------------------------------------
  Investor Class                                                                         646,497
------------------------------------------------------------------------------------------------
Transfer agent fees -- A, B, C, R and Investor                                         1,327,949
------------------------------------------------------------------------------------------------
Transfer agent fees -- Institutional                                                      18,359
------------------------------------------------------------------------------------------------
Trustees' and officer's fees and benefits                                                 25,172
------------------------------------------------------------------------------------------------
Other                                                                                    165,842
================================================================================================
     Total expenses                                                                    7,673,133
================================================================================================
Less: Fees waived, expenses reimbursed and expense offset arrangement(s)                (151,288)
================================================================================================
     Net expenses                                                                      7,521,845
================================================================================================
Net investment income                                                                 16,845,609
================================================================================================


REALIZED AND UNREALIZED GAIN (LOSS) FROM:

Net realized gain from:
  Investment securities                                                               35,852,547
------------------------------------------------------------------------------------------------
  Foreign currencies                                                                      89,660
================================================================================================
                                                                                      35,942,207
================================================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                                             (184,241,760)
------------------------------------------------------------------------------------------------
  Foreign currencies                                                                      (2,763)
================================================================================================
                                                                                    (184,244,523)
================================================================================================
Net realized and unrealized gain (loss)                                             (148,302,316)
================================================================================================
Net increase (decrease) in net assets resulting from operations                    $(131,456,707)
________________________________________________________________________________________________
================================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        AIM DIVERSIFIED DIVIDEND FUND

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended April 30, 2008 and the year ended October 31, 2007 (Unaudited)



                                                                              APRIL 30,        OCTOBER 31,
                                                                                2008              2007
-----------------------------------------------------------------------------------------------------------

OPERATIONS:

  Net investment income                                                    $   16,845,609    $   29,251,525
-----------------------------------------------------------------------------------------------------------
  Net realized gain                                                            35,942,207       123,730,765
-----------------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation)                       (184,244,523)       15,099,552
===========================================================================================================
     Net increase (decrease) in net assets resulting from operations         (131,456,707)      168,081,842
===========================================================================================================
Distributions to shareholders from net investment income:
  Class A                                                                      (1,915,625)       (3,848,307)
-----------------------------------------------------------------------------------------------------------
  Class B                                                                        (403,316)         (799,853)
-----------------------------------------------------------------------------------------------------------
  Class C                                                                        (259,834)         (461,202)
-----------------------------------------------------------------------------------------------------------
  Class R                                                                          (6,966)           (7,267)
-----------------------------------------------------------------------------------------------------------
  Investor Class                                                              (12,785,348)      (23,901,863)
-----------------------------------------------------------------------------------------------------------
  Institutional Class                                                            (548,644)         (780,352)
===========================================================================================================
     Total distributions from net investment income                           (15,919,733)      (29,798,844)
===========================================================================================================
Distributions to shareholders from net realized gains:
  Class A                                                                     (15,388,189)      (11,265,634)
-----------------------------------------------------------------------------------------------------------
  Class B                                                                      (5,418,613)       (4,262,466)
-----------------------------------------------------------------------------------------------------------
  Class C                                                                      (3,383,915)       (2,471,587)
-----------------------------------------------------------------------------------------------------------
  Class R                                                                         (59,147)          (19,904)
-----------------------------------------------------------------------------------------------------------
  Investor Class                                                              (95,870,493)      (64,330,633)
-----------------------------------------------------------------------------------------------------------
  Institutional Class                                                          (3,540,253)       (1,315,313)
===========================================================================================================
     Total distributions from net realized gains                             (123,660,610)      (83,665,537)
===========================================================================================================
     Decrease in net assets resulting from distributions                     (139,580,343)     (113,464,381)
===========================================================================================================
Share transactions-net:
  Class A                                                                        (928,754)      (31,418,682)
-----------------------------------------------------------------------------------------------------------
  Class B                                                                     (11,365,016)      (16,379,057)
-----------------------------------------------------------------------------------------------------------
  Class C                                                                      (2,184,824)       (5,241,605)
-----------------------------------------------------------------------------------------------------------
  Class R                                                                         377,169           289,956
-----------------------------------------------------------------------------------------------------------
  Investor Class                                                                6,464,972       (92,692,635)
-----------------------------------------------------------------------------------------------------------
  Institutional Class                                                           5,350,467        22,701,031
===========================================================================================================
     Net increase (decrease) in net assets resulting from share
       transactions                                                            (2,285,986)     (122,740,992)
===========================================================================================================
     Net increase (decrease) in net assets                                   (273,323,036)      (68,123,531)
===========================================================================================================


NET ASSETS:

  Beginning of period                                                       1,901,678,056     1,969,801,587
-----------------------------------------------------------------------------------------------------------
  End of period (including undistributed net investment income of
     $2,190,209 and $1,264,333, respectively)                              $1,628,355,020    $1,901,678,056
___________________________________________________________________________________________________________
===========================================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10        AIM DIVERSIFIED DIVIDEND FUND

NOTES TO FINANCIAL STATEMENTS

April 30, 2008
(Unaudited)


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Diversified Dividend Fund (the "Fund") is a series portfolio of AIM Equity Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of seven separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently consists of multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

  The Fund's primary investment objective is growth of capital and, secondarily, current income.

  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

        A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

        Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

        Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

        Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

        Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

        Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

        Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

        The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds as received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

        Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
      (loss) from

11        AIM DIVERSIFIED DIVIDEND FUND
      investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

        The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, Invesco Aim Advisors may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income are declared and paid quarterly and are recorded on ex-dividend date. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. SECURITIES LENDING -- The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities.

J. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and
      (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

        The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.


12        AIM DIVERSIFIED DIVIDEND FUND

K. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with Invesco Aim Advisors, Inc. (the "Advisor" or "Invesco Aim"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Advisor based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                            RATE
-------------------------------------------------------------------
First $350 million                                           0.60%
-------------------------------------------------------------------
Next $350 million                                            0.55%
-------------------------------------------------------------------
Next $1.3 billion                                            0.50%
-------------------------------------------------------------------
Next $2 billion                                              0.45%
-------------------------------------------------------------------
Next $2 billion                                              0.40%
-------------------------------------------------------------------
Next $2 billion                                              0.375%
-------------------------------------------------------------------
Over $8 billion                                              0.35%
___________________________________________________________________
===================================================================




  Under the terms of a master sub-advisory agreement approved by shareholders of the Fund on February 29, 2008, effective May 1, 2008, between the Advisor and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc. and AIM Funds Management Inc. (collectively, the "Affiliated Sub-Advisors") the Advisor, not the Fund, may pay 40% of the fees paid to the Advisor to any such Affiliated Sub-Advisor(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Advisor(s).

  The Advisor has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual expenses (excluding certain items discussed below) of Class A, Class B, Class C, Class R, Investor Class and Institutional Class shares to 1.00%, 1.65%, 1.65%, 1.25%, 1.00% and 0.75% of daily net assets, respectively, through at least June 30, 2008. In determining the Advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the number reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with Invesco Ltd. ("Invesco") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. In addition, the Fund may also benefit from a one time credit to be used to offset custodian expenses. These credits are used to pay certain expenses incurred by the Fund.

  Further, the Advisor has contractually agreed, through at least June 30, 2008, to waive advisory fees in an amount equal to 100% of the advisory fee the Advisor receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the
Fund).

  For the six months ended April 30, 2008, the Advisor waived advisory fees of $41,109 and reimbursed class level expenses of $29,875 and $19,093 for Class B and Class C shares, respectively.

  At the request of the Trustees of the Trust, Invesco agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended April 30, 2008, Invesco reimbursed expenses of the Fund in the amount of $17,971.

  The Trust has entered into a master administrative services agreement with Invesco Aim pursuant to which the Fund has agreed to pay Invesco Aim for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2008, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.

  The Trust has entered into a transfer agency and service agreement with Invesco Aim Investment Services, Inc. ("IAIS") pursuant to which the Fund has agreed to pay IAIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IAIS for certain expenses incurred by IAIS in the course of providing such services. IAIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IAIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust's Board of Trustees. For the six months ended April 30, 2008, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

  The Trust has entered into master distribution agreements with Invesco Aim Distributors, Inc. ("IADI") to serve as the distributor for the Class A, Class B, Class C, Class R, Investor Class and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C, Class R and Investor Class shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays IADI compensation at

13        AIM DIVERSIFIED DIVIDEND FUND
the annual rate of 0.25% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. The Fund, pursuant to the Investor Class Plan, reimburses IADI for its allocated share of expenses incurred pursuant to the Investor Class Plan for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Investor Class shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority ("FINRA") impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the six months ended April 30, 2008, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.

  Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2008, IADI advised the Fund that IADI retained $26,000 in front-end sales commissions from the sale of Class A shares and $1,313, $47,150, $3,744 and $0 from Class A, Class B, Class C and Class R shares, respectively, for CDSC imposed on redemptions by shareholders.

  Certain officers and trustees of the Trust are officers and directors of Invesco Aim, IAIS and/or IADI.

NOTE 3--EXPENSE OFFSET ARRANGEMENTS

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions and (ii) custodian credits which result from periodic overnight cash balances at the custodian. For the six months ended April 30, 2008, the Fund received credits from these arrangements, which resulted in the reduction of the Fund's total expenses of $43,240.

NOTE 4--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

  During the six months ended April 30, 2008, the Fund paid legal fees of $3,655 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 5--BORROWINGS

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company ("SSB"), the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco Aim, not to exceed the contractually agreed upon rate.

  Additionally, the Fund participates in an uncommitted unsecured revolving credit facility with SSB. The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by Invesco Aim, which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan. During the six months ended April 30, 2008, the Fund did not borrow under the uncommitted unsecured revolving credit facility.

NOTE 6--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

  The Fund did not have a capital loss carryforward as of October 31, 2007.


14        AIM DIVERSIFIED DIVIDEND FUND

NOTE 7--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2008 was $148,827,509 and $221,079,671, respectively. During the same period, purchases and sales of U.S. Treasury obligations were $0.00 and $3,000,000, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period end.

         UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities                         $ 263,469,759
------------------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                        (144,567,013)
================================================================================================
Net unrealized appreciation of investment securities                               $ 118,902,746
________________________________________________________________________________________________
================================================================================================
Cost of investments for tax purposes is $1,557,759,379.


NOTE 8--SHARE INFORMATION

The Fund currently consists of six different classes of shares: Class A, Class B, Class C, Class R, Investor Class and Institutional Class. Investor Class shares of the Fund are offered only to certain grandfathered investors.

  Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waiver shares may be subject to a CDSC. Class B shares and Class C shares are sold with a CDSC. Class R shares, Investor Class and Institutional Class shares are sold at net asset value. Under certain circumstances, Class R shares are subject to a CDSC. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase.


                                               CHANGES IN SHARES OUTSTANDING
--------------------------------------------------------------------------------------------------------------------------
                                                                  SIX MONTHS ENDED                     YEAR ENDED
                                                                  APRIL 30, 2008(a)                 OCTOBER 31, 2007
                                                            ----------------------------     -----------------------------
                                                              SHARES           AMOUNT           SHARES           AMOUNT
--------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                      893,956     $  10,998,696       3,967,324     $  55,511,347
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                      238,473         2,905,703       1,270,117        17,549,749
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                      252,354         3,052,545       1,005,035        13,897,674
--------------------------------------------------------------------------------------------------------------------------
  Class R                                                       33,780           421,913          22,058           307,279
--------------------------------------------------------------------------------------------------------------------------
  Investor Class                                               686,831         8,467,529       1,935,746        27,081,953
--------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                          515,254         6,218,989       1,923,009        27,098,131
==========================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                    1,303,759        16,331,010       1,040,937        14,289,160
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                      436,877         5,432,148         346,802         4,710,395
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                      270,748         3,360,619         203,789         2,765,862
--------------------------------------------------------------------------------------------------------------------------
  Class R                                                        5,270            66,104           1,976            27,170
--------------------------------------------------------------------------------------------------------------------------
  Investor Class                                             8,074,372       101,115,439       5,973,840        82,005,396
--------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                          327,022         4,088,896         151,943         2,093,669
==========================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                      623,121         7,658,026         869,865        12,156,875
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                     (629,083)       (7,658,026)       (877,954)      (12,156,875)
==========================================================================================================================
Reacquired:
  Class A                                                   (2,923,258)      (35,916,486)     (8,132,612)     (113,376,064)
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                     (979,368)      (12,044,841)     (1,903,414)      (26,482,326)
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                     (701,863)       (8,597,988)     (1,590,221)      (21,905,141)
--------------------------------------------------------------------------------------------------------------------------
  Class R                                                       (9,236)         (110,848)         (3,205)          (44,493)
--------------------------------------------------------------------------------------------------------------------------
  Investor Class                                            (8,344,507)     (103,117,996)    (14,378,813)     (201,779,984)
--------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                         (405,905)       (4,957,418)       (460,313)       (6,490,769)
==========================================================================================================================
                                                              (331,403)    $  (2,285,986)     (8,634,091)    $(122,740,992)
__________________________________________________________________________________________________________________________
==========================================================================================================================



(a) There is an entity that is a record owner of more than 5% of the outstanding shares of the Fund that owns 8% of the outstanding shares of the Fund. IADI has an agreement with this entity to sell Fund shares. The Fund, Invesco Aim and/or Invesco Aim affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, Invesco Aim and/or Invesco Aim affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by this entity are owned beneficially.


15        AIM DIVERSIFIED DIVIDEND FUND

NOTE 9--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                   CLASS A
                                               -------------------------------------------------------------------------------
                                               SIX MONTHS ENDED                       YEAR ENDED OCTOBER 31,
                                                   APRIL 30,        ----------------------------------------------------------
                                                     2008             2007         2006         2005         2004        2003
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period               $  14.27         $  13.88     $  12.11     $  11.48     $ 10.26     $  8.70
------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                0.12             0.20         0.19(a)      0.17(b)     0.14        0.06(a)
------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
     realized and unrealized)                         (1.08)            0.99         1.92         0.85        1.23        1.54
==============================================================================================================================
     Total from investment operations                 (0.96)            1.19         2.11         1.02        1.37        1.60
==============================================================================================================================
Less distributions:
  Dividends from net investment income                (0.12)           (0.21)       (0.18)       (0.18)      (0.15)      (0.04)
------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains               (0.94)           (0.59)       (0.16)       (0.21)         --          --
==============================================================================================================================
     Total distributions                              (1.06)           (0.80)       (0.34)       (0.39)      (0.15)      (0.04)
==============================================================================================================================
Net asset value, end of period                     $  12.25         $  14.27     $  13.88     $  12.11     $ 11.48     $ 10.26
______________________________________________________________________________________________________________________________
==============================================================================================================================
Total return(c)                                       (6.86)%           8.86%       17.66%        8.92%      13.36%      18.39%
______________________________________________________________________________________________________________________________
==============================================================================================================================

Ratios/supplemental data:
Net assets, end of period (000s omitted)           $202,552         $237,467     $262,276     $212,029     $63,513     $22,375
______________________________________________________________________________________________________________________________
==============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
     reimbursements                                    0.99%(d)         1.00%        1.00%        1.00%       1.00%       1.51%
------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
     reimbursements                                    1.00%(d)         1.00%        1.03%        1.15%       1.70%       2.12%
==============================================================================================================================
Ratio of net investment income to average
  net assets                                           1.93%(d)         1.45%        1.43%        1.27%(b)    1.27%       0.65%
______________________________________________________________________________________________________________________________
==============================================================================================================================
Portfolio turnover rate(e)                                9%              17%           9%          22%         30%         72%
______________________________________________________________________________________________________________________________
==============================================================================================================================



(a)  Calculated using average shares outstanding.
(b) Net investment income per share and the ratio of net investment income to average net assets include a special cash dividend received of $3.00 per share owned of Microsoft Corp. on December 2, 2004. Net investment income per share, excluding the special dividend, remained the same and the ratio of net investment income to average net assets, excluding the special dividend was 1.24%.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(d) Ratios are annualized and based on average daily net assets of $208,721,864.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.


16        AIM DIVERSIFIED DIVIDEND FUND

                                                                                   CLASS B
                                                ----------------------------------------------------------------------------
                                                SIX MONTHS ENDED                      YEAR ENDED OCTOBER 31,
                                                    APRIL 30,        -------------------------------------------------------
                                                      2008             2007        2006        2005        2004        2003
----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                 $ 14.14         $ 13.76     $ 12.01     $ 11.38     $ 10.17     $  8.65
----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                 0.08            0.11        0.10(a)     0.09(b)     0.07        0.00(a)
----------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
     realized and unrealized)                          (1.07)           0.98        1.90        0.85        1.21        1.53
============================================================================================================================
     Total from investment operations                  (0.99)           1.09        2.00        0.94        1.28        1.53
============================================================================================================================
Less distributions:
  Dividends from net investment income                 (0.08)          (0.12)      (0.09)      (0.10)      (0.07)      (0.01)
----------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                (0.94)          (0.59)      (0.16)      (0.21)         --          --
============================================================================================================================
     Total distributions                               (1.02)          (0.71)      (0.25)      (0.31)      (0.07)      (0.01)
============================================================================================================================
Net asset value, end of period                       $ 12.13         $ 14.14     $ 13.76     $ 12.01     $ 11.38     $ 10.17
____________________________________________________________________________________________________________________________
============================================================================================================================
Total return(c)                                        (7.18)%          8.15%      16.87%       8.28%      12.63%      17.67%
____________________________________________________________________________________________________________________________
============================================================================================================================

Ratios/supplemental data:
Net assets, end of period (000s omitted)             $61,745         $85,172     $98,901     $92,394     $45,700     $21,582
____________________________________________________________________________________________________________________________
============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
     reimbursements                                     1.66%(d)        1.65%       1.65%       1.65%       1.65%       2.16%
----------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
     reimbursements                                     1.75%(d)        1.75%       1.78%       1.85%       2.35%       2.77%
============================================================================================================================
Ratio of net investment income to average net
  assets                                                1.26%(d)        0.80%       0.78%       0.62%(b)    0.62%       0.00%
____________________________________________________________________________________________________________________________
============================================================================================================================
Portfolio turnover rate(e)                                 9%             17%          9%         22%         30%         72%
____________________________________________________________________________________________________________________________
============================================================================================================================



(a)  Calculated using average shares outstanding.
(b) Net investment income per share and the ratio of net investment income to average net assets include a special cash dividend received of $3.00 per share owned of Microsoft Corp. on December 2, 2004. Net investment income per share, excluding the special dividend, remained the same and the ratio of net investment income to average net assets, excluding the special dividend was 0.59%.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(d)  Ratios are annualized and based on average daily net assets of $70,136,347.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.


17        AIM DIVERSIFIED DIVIDEND FUND

                                                                                   CLASS C
                                                 ---------------------------------------------------------------------------
                                                 SIX MONTHS ENDED                     YEAR ENDED OCTOBER 31,
                                                     APRIL 30,        ------------------------------------------------------
                                                       2008             2007        2006        2005        2004       2003
----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                  $ 14.12         $ 13.74     $ 11.99     $ 11.37     $ 10.16     $ 8.65
----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                  0.08            0.11        0.10(a)     0.09(b)     0.07       0.00(a)
----------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
     realized and unrealized)                           (1.07)           0.98        1.90        0.84        1.21       1.52
============================================================================================================================
     Total from investment operations                   (0.99)           1.09        2.00        0.93        1.28       1.52
============================================================================================================================
Less distributions:
  Dividends from net investment income                  (0.08)          (0.12)      (0.09)      (0.10)      (0.07)     (0.01)
----------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                 (0.94)          (0.59)      (0.16)      (0.21)         --         --
============================================================================================================================
     Total distributions                                (1.02)          (0.71)      (0.25)      (0.31)      (0.07)     (0.01)
============================================================================================================================
Net asset value, end of period                        $ 12.11         $ 14.12     $ 13.74     $ 11.99     $ 11.37     $10.16
____________________________________________________________________________________________________________________________
============================================================================================================================
Total return(c)                                         (7.20)%          8.16%      16.90%       8.20%      12.64%     17.55%
____________________________________________________________________________________________________________________________
============================================================================================================================

Ratios/supplemental data:
Net assets, end of period (000s omitted)              $42,885         $52,524     $56,354     $45,513     $15,316     $5,848
____________________________________________________________________________________________________________________________
============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
     reimbursements                                      1.66%(d)        1.65%       1.65%       1.65%       1.65%      2.16%
----------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
     reimbursements                                      1.75%(d)        1.75%       1.78%       1.85%       2.35%      2.77%
============================================================================================================================
Ratio of net investment income to average net
  assets                                                 1.26%(d)        0.80%       0.78%       0.62%(b)    0.62%      0.00%
____________________________________________________________________________________________________________________________
============================================================================================================================
Portfolio turnover rate(e)                                  9%             17%          9%         22%         30%        72%
____________________________________________________________________________________________________________________________
============================================================================================================================



(a)  Calculated using average shares outstanding.
(b) Net investment income per share and the ratio of net investment income to average net assets include a special cash dividend received of $3.00 per share owned of Microsoft Corp. on December 2, 2004. Net investment income per share, excluding the special dividend, remained the same and the ratio of net investment income to average net assets, excluding the special dividend was 0.59%.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(d)  Ratios are annualized and based on average daily net assets of $44,949,729.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.



18        AIM DIVERSIFIED DIVIDEND FUND

                                                                                CLASS R
                                                ----------------------------------------------------------------------
                                                                                                     OCTOBER 25, 2005
                                                SIX MONTHS ENDED       YEAR ENDED OCTOBER 31,      (COMMENCEMENT DATE)
                                                    APRIL 30,        -------------------------        TO OCTOBER 31,
                                                      2008            2007               2006              2005
----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                 $14.28          $13.88             $12.11            $11.99
----------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                0.10            0.17               0.16(a)           0.00
----------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
     realized and unrealized)                         (1.08)           1.00               1.92              0.12
======================================================================================================================
     Total from investment operations                 (0.98)           1.17               2.08              0.12
======================================================================================================================
Less distributions:
  Dividends from net investment income                (0.10)          (0.18)             (0.15)               --
----------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains               (0.94)          (0.59)             (0.16)               --
======================================================================================================================
     Total distributions                              (1.04)          (0.77)             (0.31)               --
======================================================================================================================
Net asset value, end of period                       $12.26          $14.28             $13.88            $12.11
______________________________________________________________________________________________________________________
======================================================================================================================
Total return(b)                                       (6.98)%          8.67%             17.38%             1.00%
______________________________________________________________________________________________________________________
======================================================================================================================

Ratios/supplemental data:
Net assets, end of period (000s omitted)             $1,001          $  740             $  430            $   10
______________________________________________________________________________________________________________________
======================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
     reimbursements                                    1.24%(c)        1.25%              1.25%             1.25%(d)
----------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
     reimbursements                                    1.25%(c)        1.25%              1.28%             1.39%(d)
======================================================================================================================
Ratio of net investment income to average net
  assets                                               1.68%(c)        1.20%              1.18%             1.03%(d)
______________________________________________________________________________________________________________________
======================================================================================================================
Portfolio turnover rate(e)                                9%             17%                 9%               22%
______________________________________________________________________________________________________________________
======================================================================================================================




(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $851,325.
(d)  Annualized.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.


19        AIM DIVERSIFIED DIVIDEND FUND

                                                                              INVESTOR CLASS
                                                -------------------------------------------------------------------------
                                                                                                         JULY 15, 2005
                                                SIX MONTHS ENDED        YEAR ENDED OCTOBER 31,        (COMMENCEMENT DATE)
                                                    APRIL 30,        ----------------------------        TO OCTOBER 31,
                                                      2008              2007              2006                2005
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period               $    14.26        $    13.88        $    12.11          $    12.36
-------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                  0.13              0.22              0.20(a)             0.05
-------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
     realized and unrealized)                           (1.08)             0.98              1.92               (0.26)
=========================================================================================================================
     Total from investment operations                   (0.95)             1.20              2.12               (0.21)
=========================================================================================================================
Less distributions:
  Dividends from net investment income                  (0.13)            (0.23)            (0.19)              (0.04)
-------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                 (0.94)            (0.59)            (0.16)                 --
=========================================================================================================================
     Total distributions                                (1.07)            (0.82)            (0.35)              (0.04)
=========================================================================================================================
Net asset value, end of period                     $    12.24        $    14.26        $    13.88          $    12.11
_________________________________________________________________________________________________________________________
=========================================================================================================================
Total return(b)                                         (6.82)%            8.91%            17.77%              (1.68)%
_________________________________________________________________________________________________________________________
=========================================================================================================================

Ratios/supplemental data:
Net assets, end of period (000s omitted)           $1,268,949        $1,472,311        $1,522,235          $1,546,221
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
     reimbursements                                      0.84%(c)          0.91%             0.87%               0.97%(d)
-------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
     reimbursements                                      0.85%(c)          0.91%             0.90%               1.09%(d)
=========================================================================================================================
Ratio of net investment income to average net
  assets                                                 2.08%(c)          1.54%             1.56%               1.30%(d)
_________________________________________________________________________________________________________________________
=========================================================================================================================
Portfolio turnover rate(e)                                  9%               17%                9%                 22%
_________________________________________________________________________________________________________________________
=========================================================================================================================




(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $1,305,305,951.
(d)  Annualized.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.



20        AIM DIVERSIFIED DIVIDEND FUND

                                                                          INSTITUTIONAL CLASS
                                               ------------------------------------------------------------------------
                                                                                                      OCTOBER 25, 2005
                                               SIX MONTHS ENDED        YEAR ENDED OCTOBER 31,       (COMMENCEMENT DATE)
                                                   APRIL 30,        ---------------------------        TO OCTOBER 31,
                                                     2008             2007                2006              2005
-----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                $ 14.26         $ 13.88             $ 12.12            $11.99
-----------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                0.14            0.25                0.02(a)           0.00
-----------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
     realized and unrealized)                         (1.08)           0.98                2.12              0.13
=======================================================================================================================
     Total from investment operations                 (0.94)           1.23                2.14              0.13
=======================================================================================================================
Less distributions:
  Dividends from net investment income                (0.14)          (0.26)              (0.22)               --
-----------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains               (0.94)          (0.59)              (0.16)               --
=======================================================================================================================
     Total distributions                              (1.08)          (0.85)              (0.38)               --
=======================================================================================================================
Net asset value, end of period                      $ 12.24         $ 14.26             $ 13.88            $12.12
_______________________________________________________________________________________________________________________
=======================================================================================================================
Total return(b)                                       (6.71)%          9.17%              17.96%             1.08%
_______________________________________________________________________________________________________________________
=======================================================================================================================

Ratios/supplemental data:
Net assets, end of period (000s omitted)            $51,224         $53,464             $29,606            $   48
_______________________________________________________________________________________________________________________
=======================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
     reimbursements                                    0.65%(c)        0.66%               0.59%             0.68%(d)
-----------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
     reimbursements                                    0.66%(c)        0.66%               0.59%             0.80%(d)
=======================================================================================================================
Ratio of net investment income to average
  net assets                                           2.27%(c)        1.79%               1.84%             1.59%(d)
_______________________________________________________________________________________________________________________
=======================================================================================================================
Portfolio turnover rate(e)                                9%             17%                  9%               22%
_______________________________________________________________________________________________________________________
=======================================================================================================================



(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $49,487,024.
(d)  Annualized.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

NOTE 10--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

On July 6, 2007, the Securities and Exchange Commission ("SEC") published notice of two proposed distribution plans ("Distribution Plans") for the distribution of monies placed into two separate Fair Funds created pursuant to a settlement reached on October 8, 2004 between Invesco Funds Group, Inc. ("IFG"), Invesco Aim Advisors, Inc. ("Invesco Aim") and Invesco Aim Distributors, Inc. ("IADI") and the SEC (the "Order"). One of the Fair Funds consists of $325 million, plus interest and any contributions by other settling parties, for distribution to shareholders of certain mutual funds formerly advised by IFG who may have been harmed by market timing and related activity. The second Fair Fund consists of $50 million, plus interest and any contributions by other settling parties, for distribution to shareholders of mutual funds advised by Invesco Aim who may have been harmed by market timing and related activity. Comments on the Distribution Plans were due no later than August 6, 2007 and the Distribution Plans are awaiting final approval by the SEC. Distributions from the Fair Funds will begin after the SEC finally approves the Distribution Plans. The proposed Distribution Plans provide for distribution to all eligible investors, for the periods spanning January 1, 2000 through July 31, 2003 (for the IFG Fair Fund) and January 1, 2001 through September 30, 2003 (for the Invesco Aim Fair Fund), their proportionate share of the applicable Fair Fund to compensate such investors for injury they may have suffered as a result of market timing in the affected funds. The Distribution Plans include a provision for any residual amounts in the Fair Funds to be distributed in the future to the affected funds. Because the Distribution Plans have not received final approval from the SEC and distribution of the Fair Funds has not yet commenced, management of Invesco Aim and the Fund are unable to estimate the amount of distribution to be made to the Fund, if any.

  At the request of the trustees of the AIM Funds, Invesco Ltd. ("Invesco"), the parent company of IFG and Invesco Aim, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.

PENDING LITIGATION AND REGULATORY INQUIRIES


  On August 30, 2005, the West Virginia Office of the State
Auditor -- Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to Invesco Aim and IADI (Order No. 05-
1318). The WVASC makes findings of fact that Invesco Aim and IADI entered into certain arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that Invesco Aim and IADI violated the West Virginia securities laws. The WVASC orders Invesco Aim and IADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal

21        AIM DIVERSIFIED DIVIDEND FUND
costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute. By agreement with the Commissioner of Securities, Invesco Aim's time to respond to that Order has been indefinitely suspended.

  Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, Invesco Aim, IADI and/or related entities and individuals, depending on the lawsuit, alleging:

  - that the defendants permitted improper market timing and related activity in the AIM Funds; and

  - that certain AIM Funds inadequately employed fair value pricing. The case pending in Illinois State Court was dismissed with prejudice on May 6, 2008.

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and Employee Retirement Income Security Act of 1974, as amended ("ERISA"), negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid.

  All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various Invesco Aim- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of ERISA purportedly brought on behalf of participants in the Invesco 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On September 15, 2006, the MDL Court granted the Invesco defendants' motion to dismiss the Amended Class Action Complaint for Violations of ERISA and dismissed such Complaint. The plaintiff has commenced an appeal from that decision.

  IFG, Invesco Aim, IADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more Invesco Aim
Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost security holders. IFG, Invesco Aim and IADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, Invesco Aim and/or related entities and individuals in the future.

  At the present time, management of Invesco Aim and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on Invesco Aim, IADI or the Fund.


22        AIM DIVERSIFIED DIVIDEND FUND

CALCULATING YOUR ONGOING FUND EXPENSES


EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2007, through April 30, 2008.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.


---------------------------------------------------------------------------------------------------
                                                                    HYPOTHETICAL
                                                              (5% ANNUAL RETURN BEFORE
                                           ACTUAL                     EXPENSES)
                                 ------------------------------------------------------
                    BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
                  ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
      CLASS         (11/01/07)   (04/30/08)(1)   PERIOD(2)     (04/30/08)    PERIOD(2)      RATIO
---------------------------------------------------------------------------------------------------
        A           $1,000.00       $931.40        $4.75       $1,019.94       $4.97        0.99%
---------------------------------------------------------------------------------------------------
        B            1,000.00        928.20         7.96        1,016.61        8.32        1.66
---------------------------------------------------------------------------------------------------
        C            1,000.00        928.00         7.96        1,016.61        8.32        1.66
---------------------------------------------------------------------------------------------------
        R            1,000.00        930.20         5.95        1,018.70        6.22        1.24
---------------------------------------------------------------------------------------------------
    Investor         1,000.00        931.80         4.03        1,020.69        4.22        0.84
---------------------------------------------------------------------------------------------------



(1) The actual ending account value is based on the actual total return of the Fund for the period November 1, 2007, through April 30, 2008, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.


23        AIM DIVERSIFIED DIVIDEND FUND

APPROVAL OF SUB-ADVISORY AGREEMENT

At in-person meetings held on December      and employees of the Affiliated
12-13, 2007, the Board of Trustees of AIM   Sub-Advisors who will provide these
Equity Funds (the "Board"), including a     services. The Board concluded that the
majority of the independent trustees,       nature, extent and quality of the
voting separately, approved the             services to be provided by the Affiliated
sub-advisory agreement for AIM              Sub-Advisors were appropriate. The Board
Diversified Dividend Fund (the "Fund"),     noted that the Affiliated Sub-Advisors,
effective on or about May 1, 2008. In so    which have offices and personnel that are
doing, the Board determined that the        geographically dispersed in financial
sub-advisory agreement is in the best       centers around the world, have been
interests of the Fund and its               formed in part for the purpose of
shareholders and that the compensation to   researching and compiling information and
AIM Funds Management Inc. (AIM Funds        making recommendations on the markets and
Management Inc. anticipates changing its    economies of various countries and
name to Invesco Trimark Investment          securities of companies located in such
Management Inc. on or prior to December     countries or on various types of
31, 2008), Invesco Asset Management         investments and investment techniques,
Deutschland, GmbH, Invesco Asset            and providing investment advisory
Management Limited, Invesco Asset           services. The Board concluded that the
Management (Japan) Limited, Invesco         sub-advisory agreement will benefit the
Australia Limited, Invesco Global Asset     Fund and its shareholders by permitting
Management (N.A.), Inc., Invesco Hong       Invesco Aim to utilize the additional
Kong Limited, Invesco Institutional         resources and talent of the Affiliated
(N.A.), Inc., and Invesco Senior Secured    Sub-Advisors in managing the Fund.
Management, Inc. (collectively, the
"Affiliated Sub-Advisors") under the           B. Fund Performance
sub-advisory agreement is fair and
reasonable.                                 The Board did not view Fund performance
                                            as a relevant factor in considering
   The independent trustees met             whether to approve the sub-advisory
separately during their evaluation of the   agreement for the Fund, as no Affiliated
sub-advisory agreement with independent     Sub-Advisor currently serves as
legal counsel from whom they received       sub-advisor to the Fund.
independent legal advice, and the
independent trustees also received             C. Sub-Advisory Fees
assistance during their deliberations
from the independent Senior Officer, a      The Board considered the services to be
full-time officer of the AIM Funds who      provided by the Affiliated Sub-Advisors
reports directly to the independent         pursuant to the sub-advisory agreement
trustees. The sub-advisory agreement was    and the services to be provided by
considered separately for the Fund,         Invesco Aim pursuant to the Fund's
although the Board also considered the      advisory agreement, as well as the
common interests of all of the AIM Funds    allocation of fees between Invesco Aim
in their deliberations. The Board           and the Affiliated Sub-Advisors pursuant
comprehensively considered all of the       to the sub-advisory agreement. The Board
information provided to them and did not    noted that the sub-advisory fees have no
identify any particular factor that was     direct effect on the Fund or its
controlling. Furthermore, each trustee      shareholders, as they are paid by Invesco
may have evaluated the information          Aim to the Affiliated Sub-Advisors, and
provided differently from one another and   that Invesco Aim and the Affiliated
attributed different weight to the          Sub-Advisors are affiliates. After taking
various factors.                            account of the Fund's contractual
                                            sub-advisory fee rate, as well as other
   Set forth below is a discussion of the   relevant factors, the Board concluded
material factors and related conclusions    that the Fund's sub-advisory fees were
that formed the basis for the Board's       fair and reasonable.
approval of the sub-advisory agreement
for the Fund.                                  D. Financial Resources of the
                                                  Affiliated Sub-Advisors
   A. Nature, Extent and Quality of
      Services to be Provided by the        The Board considered whether each
      Affiliated Sub-Advisors               Affiliated Sub-Advisor is financially
                                            sound and has the resources necessary to
The Board reviewed the services to be       perform its obligations under the
provided by the Affiliated Sub-Advisors     sub-advisory agreement, and concluded
under the sub-advisory agreement and the    that each Affiliated Sub-Advisor has the
credentials and experience of the           financial resources necessary to fulfill
officers                                    these obligations.


24      AIM DIVERSIFIED DIVIDEND FUND

PROXY RESULTS

A Special Meeting ("Meeting") of Shareholders of AIM Diversified Dividend Fund, an investment portfolio of AIM Equity Funds, a Delaware statutory trust ("Trust"), was held on February 29, 2008. The Meeting was held for the following purpose:

(1) Approve a new sub-advisory agreement between Invesco Aim Advisors, Inc. and each of AIM Funds Management, Inc.; Invesco Asset Management Deutschland, GmbH; Invesco Asset Management Limited; Invesco Asset Management (Japan) Limited; Invesco Australia Limited; Invesco Global Asset Management (N.A.), Inc.; Invesco Hong Kong Limited; Invesco Institutional (N.A.), Inc.; and Invesco Senior Secured Management, Inc.

The results of the voting on the above matter were as follows:

                                                                              VOTES           WITHHELD/           BROKER
     MATTER                                                VOTES FOR         AGAINST         ABSTENTIONS         NON-VOTES
--------------------------------------------------------------------------------------------------------------------------
(1)  Approve a new sub-advisory agreement between
     Invesco Aim Advisors, Inc. and each of AIM Funds
     Management, Inc.; Invesco Asset Management
     Deutschland, GmbH; Invesco Asset Management
     Limited; Invesco Asset Management (Japan) Limited;
     Invesco Australia Limited; Invesco Global Asset
     Management (N.A.), Inc.; Invesco Hong Kong
     Limited; Invesco Institutional (N.A.), Inc.; and
     Invesco Senior Secured Management, Inc. ..........   63,607,558        4,493,440         3,119,154         14,028,058


The Meeting was adjourned until March 28, 2008, with respect to the following proposals:

(1) Elect 13 trustees to the Board of Trustees of the Trust, each of whom will serve until his or her successor is elected and qualified.

(2) Approve an amendment to the Trust's Agreement and Declaration of Trust that would permit the Board of Trustees of the Trust to terminate the Trust, the Fund, and each other series portfolio of the Trust, or a share class without a shareholder vote.

The results of the voting on the above matters were as follows:

                                                                                                WITHHELD/
      MATTERS                                                               VOTES FOR         ABSTENTIONS**
-----------------------------------------------------------------------------------------------------------
(1)*  Bob R. Baker......................................................   558,147,935          21,377,719
      Frank S. Bayley...................................................   558,306,754          21,218,900
      James T. Bunch....................................................   557,895,467          21,630,187
      Bruce L. Crockett.................................................   557,847,679          21,677,975
      Albert R. Dowden..................................................   558,399,665          21,125,989
      Jack M. Fields....................................................   558,517,529          21,008,125
      Martin L. Flanagan................................................   558,529,627          20,996,027
      Carl Frischling...................................................   558,100,775          21,424,879
      Prema Mathai-Davis................................................   558,128,462          21,397,192
      Lewis F. Pennock..................................................   557,859,214          21,666,440
      Larry Soll, Ph.D. ................................................   557,756,013          21,769,641
      Raymond Stickel, Jr. .............................................   558,506,215          21,019,439
      Philip A. Taylor..................................................   558,406,281          21,119,373



                                                                               VOTES           WITHHELD/            BROKER
                                                          VOTES FOR           AGAINST         ABSTENTIONS         NON-VOTES
----------------------------------------------------------------------------------------------------------------------------
(2)*  Approve an amendment to the Trust's Agreement
      and Declaration of Trust that would permit the
      Board of Trustees of the Trust to terminate the
      Trust, the Fund, and each other series portfolio
      of the Trust, or a share class without a
      shareholder vote................................   371,639,551        52,917,484         17,715,590        137,253,029


 * Proposals 1 and 2 required approval by a combined vote of all of the portfolios of AIM Equity Funds.

** Includes Broker Non-Votes.


25        AIM DIVERSIFIED DIVIDEND FUND

Supplement to Semiannual Report dated 4/30/08

AIM DIVERSIFIED DIVIDEND FUND

                                             ==========================================
INSTITUTIONAL CLASS SHARES                   AVERAGE ANNUAL TOTAL RETURNS                 actual report that are based on expenses
The following information has been           For periods ended 4/30/08                    incurred during the period covered by the
prepared to provide Institutional Class                                                   report.
shareholders with a performance overview     Inception                            6.94%
specific to their holdings. Institutional       5 Years                          11.48       Had the advisor not waived fees and/or
Class shares are offered exclusively to         1 Year                           -5.32    reimbursed expenses, performance would
institutional investors, including defined      6 Months*                        -6.71    have been lower.
contribution plans that meet certain
criteria.                                    ==========================================      The performance data quoted represent
                                             AVERAGE ANNUAL TOTAL RETURNS                 past performance and cannot guarantee
                                             For periods ended 3/31/08, most recent       comparable future results; current
                                             calendar quarter-end                         performance may be lower or higher. Please
                                                                                          visit invescoaim.com for the most recent
                                             Inception                            6.34%   month-end performance. Performance figures
                                                5 Years                          12.05    reflect reinvested distributions and
                                                1 Year                           -5.44    changes in net asset value. Performance
                                                6 Months*                       -10.00    figures do not reflect deduction of taxes
                                                                                          a shareholder would pay on Fund
                                             *    Cumulative total return that has not    distributions or sale of Fund shares.
                                                  been annualized                         Investment return and principal value will
                                                                                          fluctuate so that you may have a gain or
                                             ==========================================   loss when you sell shares.
                                             Institutional Class shares' October
                                             25, 2005. Returns since that date are
                                             historical returns. All other returns are
                                             blended returns of historical
                                             Institutional Class share performance
                                             and restated Class A share performance (for
                                             periods prior to the inception date of
                                             Institutional Class shares) at net asset
                                             value (NAV) and reflect the Rule 12b-1 fees
                                             applicable to Class A shares.
                                             Class A shares' inception date is
                                             December 31, 2001.

                                                Institutional Class shares have no
                                             sales charge; therefore, performance is at
                                             NAV. Performance of Institutional Class
                                             shares will differ from performance of
                                             other share classes primarily due to
                                             differing sales charges and class
                                             expenses.

                                                The total annual Fund operating expense
                                             ratio set forth in the most recent Fund
                                             prospectus as of the date of this
                                             supplement for Institutional Class shares
                                             was 0.67%. The expense ratios presented
                                             above may vary from the expense ratios
                                             presented in other sections of the

Over for information on your Fund's expense.

=======================================================================================
THIS SUPPLEMENT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND
PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND
EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.

FOR INSTITUTIONAL INVESTOR USE ONLY

This material is for institutional investor use only and may not be quoted, reproduced or shown to the public, nor used in written form as sales literature for public use.

                                                                                                                  [INVESCO AIM LOGO]
invescoaim.com   DDI-INS-2   Invesco Aim Distributors, Inc.                                                        - SERVICE MARK -

CALCULATING YOUR ONGOING FUND EXPENSES


EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2007, through April 30, 2008.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.


-----------------------------------------------------------------------------------------------------------
                                                                            HYPOTHETICAL
                                                                      (5% ANNUAL RETURN BEFORE
                                                   ACTUAL                     EXPENSES)
                                         ------------------------------------------------------
                            BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
                          ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
          CLASS             (11/01/07)   (04/30/08)(1)   PERIOD(2)     (04/30/08)    PERIOD(2)      RATIO
-----------------------------------------------------------------------------------------------------------
      Institutional         $1,000.00       $932.90        $3.12       $1,021.63       $3.27        0.65%
-----------------------------------------------------------------------------------------------------------



(1) The actual ending account value is based on the actual total return of the Fund for the period November 1, 2007, through April 30, 2008, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.


AIM DIVERSIFIED DIVIDEND FUND

===================================================================================================================================
EDELIVERY
INVESCOAIM.COM/EDELIVERY

REGISTER FOR EDELIVERY - eDelivery is the process of receiving your fund and account information via e-mail. Once your quarterly statements, tax forms, fund reports, and prospectuses are available, we will send you an e-mail notification containing links to these documents. For security purposes, you will need to log in to your account to view your statements and tax forms.

WHY SIGN UP?                                                       HOW DO I SIGN UP?

Register for eDelivery to:                                         It's easy. Just follow these simple steps:

-  save your Fund the cost of printing and postage.                1. Log in to your account.

-  reduce the amount of paper you receive.                         2. Click on the "Service Center" tab.

-  gain access to your documents faster by not waiting for the     3. Select "Register for eDelivery" and complete the consent
   mail.                                                              process.

-  view your documents online anytime at your convenience.

- save the documents to your personal computer or print them out for your records.

This service is provided by Invesco Aim Investment Services, Inc.
===================================================================================================================================

FUND HOLDINGS AND PROXY VOTING INFORMATION

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invescoaim.com. From our home page, click on Products & Performance, then Mutual Funds, then Fund Overview. Select your Fund from the drop-down menu and click on Complete Quarterly Holdings. Shareholders can also look up the Fund's Forms N-Q on the SEC Web site at sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC Public Reference Room in
Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 942 8090 or 800 732 0330, or by electronic request at the following e-mail address: publicinfo@sec.gov.
The SEC file numbers for the Fund are 811-01424 and 002-25469.

   A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or on the Invesco Aim Web site, invescoaim.com. On the home page, scroll down and click on Proxy Policy. The information is also available on the SEC Web site, sec.gov.

   Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2007, is available at our Web site. Go to invescoaim.com, access the About Us tab, click on Required Notices and then click on Proxy
Voting Activity. Next, select the Fund from the drop-down menu. The information is also available on the SEC Web site, sec.gov.

If used after July 20, 2008, this report must be accompanied by a Fund fact sheet or
Invesco Aim Quarterly Performance Review for the most recent quarter-end. Invesco Aim
--SERVICE MARK-- is a service mark of Invesco Management Group, Inc. Invesco Aim
Advisors, Inc., Invesco Aim Capital Management, Inc., Invesco Aim Private Asset
Management, Inc. and Invesco PowerShares Capital Management LLC are the investment advisors for the products and services represented by Invesco Aim; they each provide investment advisory services to individual and institutional clients and do not sell
securities. Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc.,              [INVESCO AIM LOGO]
Invesco Global Asset Management (N.A.), Inc., AIM Funds Management Inc. (DBA AIM Trimark               - SERVICE MARK -
Investments), Invesco Asset Management (Japan) Ltd. and Invesco Hong Kong Ltd. are
affiliated investment advisors that serve as the subadvisor for some of the products and services represented by Invesco Aim. AIM Funds Management Inc. anticipates changing its name to Invesco Trimark Investment Management Inc. (DBA Invesco Trimark) on or prior to
Dec. 31, 2008. Invesco Aim Distributors, Inc. is the distributor for the retail mutual funds, exchange-traded funds and U.S. institutional money market funds represented by
Invesco Aim. All entities are indirect, wholly owned subsidiaries of Invesco Ltd.

                                                                    invescoaim.com     DDI-SAR-1     Invesco Aim Distributors, Inc.

                              AIM LARGE CAP BASIC VALUE FUND
                              Semiannual Report to Shareholders - April 30, 2008

[INVESCO AIM LOGO]
 - SERVICE MARK -

                                       [MOUNTAIN GRAPHIC]

AIM Investments                 2      Fund Performance
became INVESCO AIM              4      Letter to Shareholders
on March 31, 2008.              5      Schedule of Investments
                                7      Financial Statements
For more details, go to         10     Notes to Financial Statements
invescoaim.com                  15     Financial Highlights
                                19     Fund Expenses
                                20     Approval of Sub-Advisory Agreement
                                21     Results of Proxy

                                For the most current month-end Fund performance and commentary, please visit invescoaim.com.

                                Unless otherwise noted, all data provided by Invesco Aim.

                                THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE
                                FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING
                                SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY
                                BEFORE INVESTING.

                                NOT FDIC INSURED  MAY LOSE VALUE  NO BANK GUARANTEE

FUND PERFORMANCE

=====================================================================================
PERFORMANCE SUMMARY

FUND VS. INDEXES
Cumulative total returns, 10/31/07 to 4/30/08, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares                                                              -13.70%
Class B Shares                                                              -13.97
Class C Shares                                                              -13.97
Class R Shares                                                              -13.80
Investor Class Shares                                                       -13.67
S&P 500 Index(triangle) (Broad Market Index)                                 -9.63
Russell 1000 Value Index(triangle) (Style-Specific Index)                    -9.83
Lipper Large-Cap Value Funds Index(triangle) (Peer Group Index)             -10.20

(triangle)Lipper Inc.

The S&P 500--REGISTERED TRADEMARK-- INDEX is a market capitalization-weighted index covering all major areas of the U.S. economy. It is not the 500 largest companies, but rather the most widely held 500 companies chosen with respect to market size, liquidity and their industry.

   The RUSSELL 1000--REGISTERED TRADEMARK-- VALUE INDEX measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. The Russell 1000 Value Index is a trademark/service mark of the Frank
Russell Company. Russell--REGISTERED TRADEMARK-- is a trademark of the Frank Russell
Company.

   The LIPPER LARGE-CAP VALUE FUNDS INDEX is an equally weighted representation of the largest funds in the Lipper Large-Cap Value Funds category. These funds typically have a below-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value compared to the S&P 500 Index.

   The Fund is not managed to track the performance of any particular index, including the indexes defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.

   A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges.
Performance of an index of funds reflects fund expenses; performance of a market index does not.
=====================================================================================

=========================================   =========================================
AVERAGE ANNUAL TOTAL RETURNS                AVERAGE ANNUAL TOTAL RETURNS
As of 4/30/08, including maximum            As of 3/31/08, the most recent calendar
applicable sales charges                    quarter-end, including maximum applicable
                                            sales charges

CLASS A SHARES                              CLASS A SHARES
Inception (6/30/99)                  4.56%  Inception (6/30/99)                  3.92%
5 Years                              8.33   5 Years                              9.08
1 Year                             -16.47   1 Year                             -17.76

CLASS B SHARES                              CLASS B SHARES
Inception (8/1/00)                   3.73%  Inception (8/1/00)                   3.00%
5 Years                              8.51   5 Years                              9.26
1 Year                             -16.31   1 Year                             -17.56

CLASS C SHARES                              CLASS C SHARES
Inception (8/1/00)                   3.73%  Inception (8/1/00)                   3.00%
5 Years                              8.80   5 Years                              9.54
1 Year                             -13.06   1 Year                             -14.41

CLASS R SHARES                              CLASS R SHARES
Inception                            5.02%  Inception                            4.39%
5 Years                              9.32   5 Years                             10.08
1 Year                             -11.87   1 Year                             -13.14

INVESTOR CLASS SHARES                       INVESTOR CLASS SHARES
Inception                            5.25%  Inception                            4.61%
5 Years                              9.61   5 Years                             10.37
1 Year                             -11.60   1 Year                             -12.92
=========================================   =========================================


2      AIM LARGE CAP BASIC VALUE FUND

CLASS R SHARES' INCEPTION DATE IS JUNE 3,      CLASS A SHARE PERFORMANCE REFLECTS THE
2002. RETURNS SINCE THAT DATE ARE           MAXIMUM 5.50% SALES CHARGE, AND CLASS B
HISTORICAL RETURNS. ALL OTHER RETURNS ARE   AND CLASS C SHARE PERFORMANCE REFLECTS
BLENDED RETURNS OF HISTORICAL CLASS R       THE APPLICABLE CONTINGENT DEFERRED SALES
SHARE PERFORMANCE AND RESTATED CLASS A      CHARGE (CDSC) FOR THE PERIOD INVOLVED.
SHARE PERFORMANCE (FOR PERIODS PRIOR TO     THE CDSC ON CLASS B SHARES DECLINES FROM
THE INCEPTION DATE OF CLASS R SHARES) AT    5% BEGINNING AT THE TIME OF PURCHASE TO
NET ASSET VALUE, ADJUSTED TO REFLECT THE    0% AT THE BEGINNING OF THE SEVENTH YEAR.
HIGHER RULE 12B-1 FEES APPLICABLE TO        THE CDSC ON CLASS C SHARES IS 1% FOR THE
CLASS R SHARES. CLASS A SHARES' INCEPTION   FIRST YEAR AFTER PURCHASE. CLASS R SHARES
DATE IS JUNE 30, 1999.                      DO NOT HAVE A FRONT-END SALES CHARGE;
                                            RETURNS SHOWN ARE AT NET ASSET VALUE AND
   INVESTOR CLASS SHARES' INCEPTION DATE    DO NOT REFLECT A 0.75% CDSC THAT MAY BE
IS SEPTEMBER 30, 2003. RETURNS SINCE THAT   IMPOSED ON A TOTAL REDEMPTION OF
DATE ARE HISTORICAL RETURNS. ALL OTHER      RETIREMENT PLAN ASSETS WITHIN THE FIRST
RETURNS ARE BLENDED RETURNS OF HISTORICAL   YEAR. INVESTOR CLASS SHARES DO NOT HAVE A
INVESTOR CLASS SHARE PERFORMANCE AND        FRONT-END SALES CHARGE OR A CDSC;
RESTATED CLASS A SHARE PERFORMANCE (FOR     THEREFORE, PERFORMANCE IS AT NET ASSET
PERIODS PRIOR TO THE INCEPTION DATE OF      VALUE.
INVESTOR CLASS SHARES) AT NET ASSET
VALUE, WHICH RESTATED PERFORMANCE WILL         THE PERFORMANCE OF THE FUND'S SHARE
REFLECT THE RULE 12B-1 FEES APPLICABLE TO   CLASSES WILL DIFFER PRIMARILY DUE TO
CLASS A SHARES FOR THE PERIOD USING         DIFFERENT SALES CHARGE STRUCTURES AND
BLENDED RETURNS. CLASS A SHARES'            CLASS EXPENSES.
INCEPTION DATE IS JUNE 30, 1999.
                                            (1)  Total annual operating expenses less
   THE PERFORMANCE DATA QUOTED REPRESENT         any contractual fee waivers and/or
PAST PERFORMANCE AND CANNOT GUARANTEE            expense reimbursements by the advisor
COMPARABLE FUTURE RESULTS; CURRENT               in effect through at least June 30,
PERFORMANCE MAY BE LOWER OR HIGHER.              2008. See current prospectus for more
PLEASE VISIT INVESCOAIM.COM FOR THE MOST         information.
RECENT MONTH-END PERFORMANCE. PERFORMANCE
FIGURES REFLECT REINVESTED DISTRIBUTIONS,
CHANGES IN NET ASSET VALUE AND THE EFFECT
OF THE MAXIMUM SALES CHARGE UNLESS
OTHERWISE STATED. PERFORMANCE FIGURES DO
NOT REFLECT DEDUCTION OF TAXES A
SHAREHOLDER WOULD PAY ON FUND
DISTRIBUTIONS OR SALE OF FUND SHARES.
INVESTMENT RETURN AND PRINCIPAL VALUE
WILL FLUCTUATE SO THAT YOU MAY HAVE A
GAIN OR LOSS WHEN YOU SELL SHARES.

   THE NET ANNUAL FUND OPERATING EXPENSE
RATIO SET FORTH IN THE MOST RECENT FUND
PROSPECTUS AS OF THE DATE OF THIS REPORT
FOR CLASS A, CLASS B, CLASS C, CLASS R
AND INVESTOR CLASS SHARES WAS 1.23%,
1.98%, 1.98%, 1.48% AND 1.23%,
RESPECTIVELY.(1) THE TOTAL ANNUAL FUND
OPERATING EXPENSE RATIO SET FORTH IN THE
MOST RECENT FUND PROSPECTUS AS OF THE
DATE OF THIS REPORT FOR CLASS A, CLASS B,
CLASS C, CLASS R AND INVESTOR CLASS
SHARES WAS 1.24%, 1.99%, 1.99%, 1.49% AND
1.24%, RESPECTIVELY. THE EXPENSE RATIOS
PRESENTED ABOVE MAY VARY FROM THE EXPENSE
RATIOS PRESENTED IN OTHER SECTIONS OF
THIS REPORT THAT ARE BASED ON EXPENSES
INCURRED DURING THE PERIOD COVERED BY
THIS REPORT.


3      AIM LARGE CAP BASIC VALUE FUND

                       Dear Fellow AIM Fund Shareholders:
                       The lines of communication are open: More than 250 of you have responded to the invitation I extended in my previous letter to complete an online survey, and more than 50 shareholders have contacted me directly by
                       e-mail. When I could respond quickly and easily to a shareholder's specific concern I did, but the messages
     [CROCKETT         for the most part raised consistent issues that I respond to here.
       PHOTO]
                          I have received many suggestions, a few complaints, and one offer to buy a gold mine! In general, your letters expressed an appreciation for transparency, frankness and the opportunity to comment. Nevertheless, several shareholders found room for improvement in communications. Some would like more concise letters
   Bruce Crockett      while others would prefer reports to be more customized for their particular information needs. With these reports going to tens of thousands of people, shareholder communications necessarily have to cover those issues common to a diverse population as well as the information required by law. The ability to change or further customize letters and reports is also affected by technology, timeliness and cost.

   Online survey responders preferred electronic communications to paper at a ratio of 63% to 37%. Direct responders expressed more of a preference for paper, especially for long reports. Electronic communications are more cost-effective than paper communications that have to be printed and mailed, so I encourage those who have resisted electronic communications to give them a try.

   The correspondence shows that improving fund performance and reducing shareholder costs remain the key shareholder concerns.
Several letters noted individual funds where performance had changed for the better, while others remained dissatisfied with the returns from funds they hold. Although 75% of the online survey responders wanted to see more overall fund performance data in these letters, and 58% wanted more information on individual funds, Securities and Exchange Commission (SEC) and Financial Industry
Regulatory Authority (FINRA) rules are very specific about the way fund performance can be discussed in print. Respect for those rules prevents me from commenting on individual funds or very recent results here, but I can assure you that your Board and all of its Investments subcommittees continue to work with Invesco Aim to make improved performance a top priority for all fund managers.

   Expense levels came up as another dominant issue, and no respondent felt these were too low. Several shareholders questioned the need for 12b-1 fees, which cover the cost of distributing fund shares and thereby help the fund to attract new assets. Your Board reviews the funds' 12b-1 fees annually with the shareholders' best interests in mind. While your Board keeps its eye on containing or lowering these fees wherever possible, we also are mindful that 12b-1 fees may be necessary in order to maintain an effective distribution system for fund shares.

   The value of communication between the Board and shareholders has been noted within and beyond the Invesco Aim community. In the online survey, 87% of the respondents felt it was either somewhat or very important to hear directly from the Board, with 55%
saying it was very important. Morningstar--TRADEMARK--, the mutual fund tracking company, also commented favorably on this channel of communication in its fall 2007 update of fund stewardship grades, where Invesco Aim was one of fewer than 10 fund boards to get an A for board quality, according to BoardIQ (11/13/07).

   In other news, Ruth Quigley retired from your Board at the end of 2007, and we thank her for her many years of dedicated service. Larry Soll has assumed Ruth's place as a vice chair of the Investments Committee. The Valuation Committee, which Ruth used to chair, has been reorganized as the Valuation, Distribution and Proxy Oversight Committee under the chairmanship of Carl
Frischling. The elevation of proxy oversight to standing committee status responds to suggestions from shareholders. In addition,
Prema Mathai-Davis assumed my seat on the Governance Committee, and I moved to the Audit Committee.

   Your Board looks forward to another year of diligent effort on your behalf, and we are even more strongly motivated by your feedback. The invitation remains open to e-mail me at bruce@brucecrockett.com. I look forward to hearing from you.

Sincerely,


/S/ BRUCE L. CROCKETT


Bruce L. Crockett
Independent Chair
AIM Funds Board of Trustees

June 16, 2008


4      AIM LARGE CAP BASIC VALUE FUND

PORTFOLIO COMPOSITION

By sector, based on Net Assets
As of April 30, 2008



-------------------------------------------------------------------------
Financials                                                           29.7%
-------------------------------------------------------------------------
Consumer Discretionary                                               16.6
-------------------------------------------------------------------------
Information Technology                                               16.6
-------------------------------------------------------------------------
Health Care                                                          11.6
-------------------------------------------------------------------------
Industrials                                                           9.8
-------------------------------------------------------------------------
Energy                                                                7.2
-------------------------------------------------------------------------
Consumer Staples                                                      4.5
-------------------------------------------------------------------------
Materials                                                             2.8
-------------------------------------------------------------------------
Money Market Funds Plus Other Assets Less Liabilities                 1.2
_________________________________________________________________________
=========================================================================





SCHEDULE OF INVESTMENTS(a)

April 30, 2008
(Unaudited)





                                                       SHARES          VALUE
-------------------------------------------------------------------------------

COMMON STOCKS & OTHER EQUITY INTERESTS-98.83%

ADVERTISING-5.16%

Interpublic Group of Cos., Inc. (The)(b)                748,103    $  6,770,332
-------------------------------------------------------------------------------
Omnicom Group Inc.                                      192,635       9,196,395
===============================================================================
                                                                     15,966,727
===============================================================================


AEROSPACE & DEFENSE-0.62%

Honeywell International Inc.                             32,077       1,905,374
===============================================================================


APPAREL RETAIL-1.46%

Gap, Inc. (The)                                         243,617       4,536,149
===============================================================================


BREWERS-2.65%

Molson Coors Brewing Co.-Class B                        149,917       8,221,448
===============================================================================


COMPUTER HARDWARE-3.09%

Dell Inc.(b)                                            513,332       9,563,375
===============================================================================


CONSTRUCTION MATERIALS-2.85%

Cemex S.A.B. de C.V.-ADR (Mexico)(b)(c)                 318,766       8,813,880
===============================================================================


CONSUMER FINANCE-1.79%

SLM Corp.(b)(c)                                         298,519       5,531,557
===============================================================================


DATA PROCESSING & OUTSOURCED SERVICES-3.53%

Western Union Co.                                       475,118      10,927,714
===============================================================================


DEPARTMENT STORES-1.69%

Kohl's Corp.(b)                                         107,000       5,226,950
===============================================================================


DIVERSIFIED BANKS-1.39%

Wachovia Corp.(c)                                       147,297       4,293,708
===============================================================================


ELECTRONIC MANUFACTURING SERVICES-0.99%

Tyco Electronics Ltd.                                    82,309       3,079,180
===============================================================================


GENERAL MERCHANDISE STORES-2.40%

Target Corp.                                            139,959       7,436,022
===============================================================================


HEALTH CARE DISTRIBUTORS-3.01%

Cardinal Health, Inc.                                   178,785       9,309,335
===============================================================================


HEALTH CARE EQUIPMENT-1.72%

Baxter International Inc.                                85,560       5,332,099
===============================================================================


HOME IMPROVEMENT RETAIL-2.66%

Home Depot, Inc. (The)                                  286,383       8,247,830
===============================================================================


HOUSEHOLD APPLIANCES-1.62%

Whirlpool Corp.(c)                                       69,000       5,021,820
===============================================================================


HUMAN RESOURCE & EMPLOYMENT SERVICES-2.50%

Robert Half International, Inc.(c)                      327,015       7,750,255
===============================================================================


INDUSTRIAL CONGLOMERATES-3.92%

General Electric Co.                                    172,451       5,639,148
-------------------------------------------------------------------------------
Tyco International Ltd.                                 139,040       6,505,681
===============================================================================
                                                                     12,144,829
===============================================================================


INDUSTRIAL MACHINERY-2.81%

Illinois Tool Works Inc.(c)                             166,480       8,705,239
===============================================================================


INSURANCE BROKERS-1.95%

Marsh & McLennan Cos., Inc.                             219,118       6,045,466
===============================================================================


INVESTMENT BANKING & BROKERAGE-4.28%

Merrill Lynch & Co., Inc.(c)                            136,743       6,813,904
-------------------------------------------------------------------------------
Morgan Stanley                                          132,471       6,438,090
===============================================================================
                                                                     13,251,994
===============================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        AIM LARGE CAP BASIC VALUE FUND

                                                       SHARES          VALUE
-------------------------------------------------------------------------------
MANAGED HEALTH CARE-3.48%

UnitedHealth Group Inc.                                 329,806    $ 10,761,570
===============================================================================


MOVIES & ENTERTAINMENT-1.63%

Walt Disney Co. (The)                                   155,990       5,058,756
===============================================================================


MULTI-LINE INSURANCE-3.07%

American International Group, Inc.                      165,827       7,661,207
-------------------------------------------------------------------------------
Hartford Financial Services Group, Inc. (The)(c)         26,047       1,856,370
===============================================================================
                                                                      9,517,577
===============================================================================


OIL & GAS DRILLING-1.51%

Transocean Inc.(b)                                       31,712       4,676,251
===============================================================================


OIL & GAS EQUIPMENT & SERVICES-5.69%

Halliburton Co.(c)                                      213,091       9,783,008
-------------------------------------------------------------------------------
Schlumberger Ltd.                                        77,930       7,835,861
===============================================================================
                                                                     17,618,869
===============================================================================


OTHER DIVERSIFIED FINANCIAL SERVICES-5.78%

Citigroup Inc.                                          380,337       9,611,116
-------------------------------------------------------------------------------
JPMorgan Chase & Co.                                    173,913       8,286,954
===============================================================================
                                                                     17,898,070
===============================================================================


PACKAGED FOODS & MEATS-1.81%

Unilever N.V. (Netherlands)(d)                          166,764       5,605,484
===============================================================================


PHARMACEUTICALS-3.42%

Sanofi-Aventis (France)(d)                               76,551       5,895,676
-------------------------------------------------------------------------------
Wyeth                                                   105,381       4,686,293
===============================================================================
                                                                     10,581,969
===============================================================================


PROPERTY & CASUALTY INSURANCE-2.38%

XL Capital Ltd.-Class A(c)                              211,046       7,363,395
===============================================================================


SEMICONDUCTOR EQUIPMENT-5.36%

ASML Holding N.V. (Netherlands)(d)                      182,700       5,175,174
-------------------------------------------------------------------------------
KLA-Tencor Corp.(c)                                     261,466      11,420,835
===============================================================================
                                                                     16,596,009
===============================================================================


SPECIALIZED FINANCE-3.34%

Moody's Corp.(c)                                        279,651      10,335,901
===============================================================================


SYSTEMS SOFTWARE-3.59%

CA Inc.(c)                                              251,401       5,566,018
-------------------------------------------------------------------------------
Microsoft Corp.                                         195,186       5,566,705
===============================================================================
                                                                     11,132,723
===============================================================================


THRIFTS & MORTGAGE FINANCE-5.68%

Fannie Mae                                              392,318      11,102,599
-------------------------------------------------------------------------------
Washington Mutual, Inc.(c)                              527,493       6,482,889
===============================================================================
                                                                     17,585,488
===============================================================================
     Total Common Stocks & Other Equity Interests
       (Cost $274,193,077)                                          306,043,013
===============================================================================



MONEY MARKET FUNDS-1.13%

Liquid Assets Portfolio-Institutional Class(e)        1,747,545       1,747,545
-------------------------------------------------------------------------------
Premier Portfolio-Institutional Class(e)              1,747,545       1,747,545
===============================================================================
     Total Money Market Funds (Cost $3,495,090)                       3,495,090
===============================================================================


===============================================================================
TOTAL INVESTMENTS (excluding investments purchased
  with cash collateral from securities on
  loan)-99.96% (Cost $277,688,167)                                  309,538,103
===============================================================================


INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES ON
  LOAN




MONEY MARKET FUNDS-7.75%

Liquid Assets Portfolio-Institutional Class (Cost
  $23,998,671)(e)(f)                                 23,998,671      23,998,671
===============================================================================
TOTAL INVESTMENTS-107.71% (Cost $301,686,838)                       333,536,774
===============================================================================
OTHER ASSETS LESS LIABILITIES-(7.71)%                               (23,861,141)
===============================================================================
NET ASSETS-100.00%                                                 $309,675,633
_______________________________________________________________________________
===============================================================================



Investment Abbreviations:

ADR  - American Depositary Receipt


Notes to Schedule of Investments:

(a) Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.
(b)   Non-income producing security.
(c)   All or a portion of this security was out on loan at April 30, 2008.
(d) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at April 30, 2008 was $16,676,334, which represented 5.39% of the Fund's Net Assets. See Note 1A.
(e) The money market fund and the Fund are affiliated by having the same investment advisor.
(f) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 1I.


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        AIM LARGE CAP BASIC VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2008
(Unaudited)




ASSETS:

Investments, at value (Cost
  $274,193,077)*                          $306,043,013
------------------------------------------------------
Investments in affiliated money market
  funds (Cost $27,493,761)                  27,493,761
======================================================
     Total investments (Cost
       $301,686,838)                       333,536,774
======================================================
Foreign currencies, at value (Cost
  $137,212)                                    133,432
------------------------------------------------------
Receivables for:
  Investments sold                           1,744,310
------------------------------------------------------
  Fund shares sold                             256,158
------------------------------------------------------
  Dividends                                    248,959
------------------------------------------------------
Investment for trustee deferred
  compensation and retirement plans             61,139
------------------------------------------------------
Other assets                                    43,574
======================================================
     Total assets                          336,024,346
______________________________________________________
======================================================


LIABILITIES:

Payables for:
  Investments purchased                      1,566,211
------------------------------------------------------
  Fund shares reacquired                       434,428
------------------------------------------------------
  Collateral upon return of securities
     loaned                                 23,998,671
------------------------------------------------------
Trustee deferred compensation and
  retirement plans                              90,494
------------------------------------------------------
Accrued distribution fees                       70,520
------------------------------------------------------
Accrued trustees' and officer's fees
  and benefits                                   2,489
------------------------------------------------------
Accrued transfer agent fees                    103,885
------------------------------------------------------
Accrued operating expenses                      82,015
======================================================
     Total liabilities                      26,348,713
======================================================
Net assets applicable to shares
  outstanding                             $309,675,633
______________________________________________________
======================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest             $260,527,515
------------------------------------------------------
Undistributed net investment income            747,062
------------------------------------------------------
Undistributed net realized gain             16,555,246
------------------------------------------------------
Unrealized appreciation                     31,845,810
======================================================
                                          $309,675,633
______________________________________________________
======================================================



NET ASSETS:

Class A                                   $ 95,047,757
______________________________________________________
======================================================
Class B                                   $ 32,735,726
______________________________________________________
======================================================
Class C                                   $ 19,739,216
______________________________________________________
======================================================
Class R                                   $  2,037,947
______________________________________________________
======================================================
Investor Class                            $ 28,016,566
______________________________________________________
======================================================
Institutional Class                       $132,098,421
______________________________________________________
======================================================


SHARES OUTSTANDING, $0.001 PAR VALUE PER SHARE,
  UNLIMITED NUMBER OF SHARES AUTHORIZED:

Class A                                      7,247,690
______________________________________________________
======================================================
Class B                                      2,633,680
______________________________________________________
======================================================
Class C                                      1,588,178
______________________________________________________
======================================================
Class R                                        156,918
______________________________________________________
======================================================
Investor Class                               2,131,990
______________________________________________________
======================================================
Institutional Class                          9,987,537
______________________________________________________
======================================================
Class A:
  Net asset value per share               $      13.11
------------------------------------------------------
  Maximum offering price per share
     (Net asset value of $13.11 divided
     by 94.50%)                           $      13.87
______________________________________________________
======================================================
Class B:
  Net asset value and offering price
     per share                            $      12.43
______________________________________________________
======================================================
Class C:
  Net asset value and offering price
     per share                            $      12.43
______________________________________________________
======================================================
Class R:
  Net asset value and offering price
     per share                            $      12.99
______________________________________________________
======================================================
Investor Class:
  Net asset value and offering price
     per share                            $      13.14
______________________________________________________
======================================================
Institutional Class:
  Net asset value and offering price
     per share                            $      13.23
______________________________________________________
======================================================



* At April 30, 2008, securities with an aggregate value of $23,132,146 were on loan to brokers.


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        AIM LARGE CAP BASIC VALUE FUND

STATEMENT OF OPERATIONS

For the six months ended April 30, 2008
(Unaudited)




INVESTMENT INCOME:

Dividends (net of foreign withholding taxes of $12,935)                             $  2,517,510
------------------------------------------------------------------------------------------------
Dividends from affiliated money market funds (includes securities lending income
  of $34,192)                                                                            168,079
================================================================================================
     Total investment income                                                           2,685,589
================================================================================================


EXPENSES:

Advisory fees                                                                            973,088
------------------------------------------------------------------------------------------------
Administrative services fees                                                              62,165
------------------------------------------------------------------------------------------------
Custodian fees                                                                            10,511
------------------------------------------------------------------------------------------------
Distribution fees:
  Class A                                                                                127,451
------------------------------------------------------------------------------------------------
  Class B                                                                                190,707
------------------------------------------------------------------------------------------------
  Class C                                                                                106,843
------------------------------------------------------------------------------------------------
  Class R                                                                                  5,102
------------------------------------------------------------------------------------------------
  Investor Class                                                                          37,006
------------------------------------------------------------------------------------------------
Transfer agent fees -- A, B, C, R and Investor                                           299,602
------------------------------------------------------------------------------------------------
Transfer agent fees -- Institutional                                                         657
------------------------------------------------------------------------------------------------
Trustees' and officer's fees and benefits                                                 11,167
------------------------------------------------------------------------------------------------
Other                                                                                    101,352
================================================================================================
     Total expenses                                                                    1,925,651
================================================================================================
Less: Fees waived, expenses reimbursed and expense offset arrangement(s)                 (60,197)
================================================================================================
     Net expenses                                                                      1,865,454
================================================================================================
Net investment income                                                                    820,135
================================================================================================


REALIZED AND UNREALIZED GAIN (LOSS) FROM:
Net realized gain (loss) from:
  Investment securities (includes net gains from securities sold to affiliates of
     $523)                                                                            18,174,015
------------------------------------------------------------------------------------------------
  Foreign currencies                                                                     (23,531)
================================================================================================
                                                                                      18,150,484
================================================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                                              (70,393,279)
------------------------------------------------------------------------------------------------
  Foreign currencies                                                                      (4,132)
================================================================================================
                                                                                     (70,397,411)
================================================================================================
Net realized and unrealized gain (loss)                                              (52,246,927)
------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                     $(51,426,792)
________________________________________________________________________________________________
================================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        AIM LARGE CAP BASIC VALUE FUND

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended April 30, 2008 and the year ended October 31, 2007 (Unaudited)



                                                                             APRIL 30,        OCTOBER 31,
                                                                               2008              2007
---------------------------------------------------------------------------------------------------------

OPERATIONS:

  Net investment income                                                    $    820,135      $  1,464,628
---------------------------------------------------------------------------------------------------------
  Net realized gain                                                          18,150,484        29,361,150
---------------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation)                      (70,397,411)       11,232,306
=========================================================================================================
     Net increase (decrease) in net assets resulting from operations        (51,426,792)       42,058,084
=========================================================================================================
Distributions to shareholders from net investment income:
  Class A                                                                      (257,124)         (498,576)
---------------------------------------------------------------------------------------------------------
  Class R                                                                            --            (3,479)
---------------------------------------------------------------------------------------------------------
  Investor Class                                                                (74,278)         (176,357)
---------------------------------------------------------------------------------------------------------
  Institutional Class                                                        (1,131,473)         (807,963)
=========================================================================================================
     Total distributions from net investment income                          (1,462,875)       (1,486,375)
=========================================================================================================
Distributions to shareholders from net realized gains:
  Class A                                                                    (9,224,946)       (6,267,491)
---------------------------------------------------------------------------------------------------------
  Class B                                                                    (3,781,496)       (3,114,044)
---------------------------------------------------------------------------------------------------------
  Class C                                                                    (2,059,162)       (1,409,975)
---------------------------------------------------------------------------------------------------------
  Class R                                                                      (181,803)          (91,691)
---------------------------------------------------------------------------------------------------------
  Investor Class                                                             (2,664,534)       (2,216,943)
---------------------------------------------------------------------------------------------------------
  Institutional Class                                                       (11,312,968)       (4,273,286)
=========================================================================================================
     Total distributions from net realized gains                            (29,224,909)      (17,373,430)
=========================================================================================================
     Decrease in net assets resulting from distributions                    (30,687,784)      (18,859,805)
=========================================================================================================
Share transactions-net:
  Class A                                                                      (311,417)      (13,104,751)
---------------------------------------------------------------------------------------------------------
  Class B                                                                    (5,054,312)      (15,493,611)
---------------------------------------------------------------------------------------------------------
  Class C                                                                      (750,454)       (2,511,429)
---------------------------------------------------------------------------------------------------------
  Class R                                                                       233,237           453,935
---------------------------------------------------------------------------------------------------------
  Investor Class                                                                261,459       (11,883,870)
---------------------------------------------------------------------------------------------------------
  Institutional Class                                                        18,462,911        52,942,693
=========================================================================================================
     Net increase in net assets resulting from share transactions            12,841,424        10,402,967
=========================================================================================================
     Net increase (decrease) in net assets                                  (69,273,152)       33,601,246
=========================================================================================================


NET ASSETS:

  Beginning of period                                                       378,948,785       345,347,539
---------------------------------------------------------------------------------------------------------
  End of period (including undistributed net investment income of
     $747,062 and $1,389,802, respectively)                                $309,675,633      $378,948,785
_________________________________________________________________________________________________________
=========================================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        AIM LARGE CAP BASIC VALUE FUND

NOTES TO FINANCIAL STATEMENTS

April 30, 2008
(Unaudited)


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Large Cap Basic Value Fund (the "Fund") is a series portfolio of AIM Equity Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of seven separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently consists of multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

  The Fund's investment objective is long-term growth of capital.

  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

        Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

        Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

        Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

        Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

        Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

        Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

        The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds as received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.




10        AIM LARGE CAP BASIC VALUE FUND

        Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
      (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

        The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, Invesco Aim Advisors may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. SECURITIES LENDING -- The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities.

J. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and
      (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.




11        AIM LARGE CAP BASIC VALUE FUND

        The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

K. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with Invesco Aim Advisors, Inc. (the "Advisor" or "Invesco Aim"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Advisor based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                            RATE
-------------------------------------------------------------------
First $1 billion                                             0.60%
-------------------------------------------------------------------
Next $1 billion                                              0.575%
-------------------------------------------------------------------
Over $2 billion                                              0.55%
___________________________________________________________________
===================================================================




  Under the terms of a master sub-advisory agreement approved by shareholders of the Fund on February 29, 2008, effective May 1, 2008, between the Advisor and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc. and AIM Funds Management Inc. (collectively, the "Affiliated Sub-Advisors") the Advisor, not the Fund, may pay 40% of the fees paid to the Advisor to any such Affiliated Sub-Advisor(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Advisor(s).

  The Advisor has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Class A, Class B, Class C, Class R, Investor Class and Institutional Class shares to 1.22%, 1.97%, 1.97%, 1.47%, 1.22% and 0.97% of average daily net assets, respectively, through at least June 30, 2008. In determining the Advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the numbers reflected above:
(i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with Invesco Ltd. ("Invesco") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. These credits are used to pay certain expenses incurred by the Fund.

  Further, the Advisor has contractually agreed, through at least June 30, 2008, to waive advisory fees in an amount equal to 100% of the advisory fee the Advisor receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the
Fund).

  For the six months ended April 30, 2008, the Advisor waived advisory fees of $4,285 and reimbursed $38,975 of class level expenses of Class A, Class B, Class C, Class R and Investor Class shares in proportion to the relative net assets of such classes.

  At the request of the Trustees of the Trust, Invesco agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended April 30, 2008, Invesco reimbursed expenses of the Fund in the amount of $7,529.

  The Trust has entered into a master administrative services agreement with Invesco Aim pursuant to which the Fund has agreed to pay Invesco Aim for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2008, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.

  The Trust has entered into a transfer agency and service agreement with Invesco Aim Investment Services, Inc. ("IAIS") pursuant to which the Fund has agreed to pay IAIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IAIS for certain expenses incurred by IAIS in the course of providing such services. IAIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IAIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust's Board of Trustees. For the six months ended April 30, 2008, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

  The Trust has entered into master distribution agreements with Invesco Aim Distributors, Inc. ("IADI") to serve as the distributor for the Class A, Class B, Class C, Class R, Investor Class and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C, Class R and Investor Class shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays IADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares, 0.50% of the average daily net assets of Class R shares and 0.25% of the average daily net assets of Investor Class shares. Of the Plan payments, up to 0.25% of the



12        AIM LARGE CAP BASIC VALUE FUND
average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority ("FINRA") impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the six months ended April 30, 2008, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.

  Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2008, IADI advised the Fund that IADI retained $12,422 in front-end sales commissions from the sale of Class A shares and $7, $13,605, $1,123 and $0 from Class A, Class B, Class C and Class R shares, respectively, for CDSC imposed on redemptions by shareholders.

  Certain officers and trustees of the Trust are officers and directors of Invesco Aim, IAIS and/or IADI.

NOTE 3--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended April 30, 2008, the Fund engaged in securities sales of $72,368, which resulted in net realized gains of $523, and securities purchases of $9,959,598.

NOTE 4--EXPENSE OFFSET ARRANGEMENTS

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions and (ii) custodian credits which result from periodic overnight cash balances at the custodian. For the six months ended April 30, 2008, the Fund received credits from these arrangements, which resulted in the reduction of the Fund's total expenses of $9,408.

NOTE 5--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

  During the six months ended April 30, 2008, the Fund paid legal fees of $1,415 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 6--BORROWINGS

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company ("SSB"), the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco Aim, not to exceed the contractually agreed upon rate.

  Additionally, the Fund participates in an uncommitted unsecured revolving credit facility with SSB. The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by Invesco Aim, which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan. During the six months ended April 30, 2008, the Fund did not borrow under the uncommitted unsecured revolving credit facility.

NOTE 7--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

  The Fund did not have a capital loss carryforward as of October 31, 2007.




13        AIM LARGE CAP BASIC VALUE FUND

NOTE 8--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2008 was $89,804,157 and $106,286,453, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period end.

         UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities                          $ 58,409,862
------------------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                         (28,147,906)
================================================================================================
Net unrealized appreciation of investment securities                                $ 30,261,956
________________________________________________________________________________________________
================================================================================================
Cost of investments for tax purposes is $303,274,818.


NOTE 9--SHARE INFORMATION

The Fund currently consists of six different classes of shares: Class A, Class B, Class C, Class R, Investor Class and Institutional Class. Investor Class shares of the Fund are offered only to certain grandfathered investors.

  Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waiver shares may be subject to a CDSC. Class B shares and Class C shares are sold with a CDSC. Class R shares, Investor Class and Institutional Class shares are sold at net asset value. Under certain circumstances, Class R shares are subject to a CDSC. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase.

                                              CHANGES IN SHARES OUTSTANDING
------------------------------------------------------------------------------------------------------------------------
                                                                   SIX MONTHS ENDED                   YEAR ENDED
                                                                  APRIL 30, 2008(a)                OCTOBER 31, 2007
                                                             ---------------------------     ---------------------------
                                                               SHARES          AMOUNT          SHARES          AMOUNT
------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                       328,492     $  4,465,386        814,000     $ 13,271,412
------------------------------------------------------------------------------------------------------------------------
  Class B                                                        84,474        1,080,840        238,390        3,644,754
------------------------------------------------------------------------------------------------------------------------
  Class C                                                        78,328        1,001,140        205,417        3,148,678
------------------------------------------------------------------------------------------------------------------------
  Class R                                                        36,016          484,628         58,586          936,624
------------------------------------------------------------------------------------------------------------------------
  Investor Class                                                 66,404          898,039        237,113        3,818,992
------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                           595,099        8,276,943      3,476,446       55,679,328
========================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                       622,937        8,808,337        411,557        6,346,212
------------------------------------------------------------------------------------------------------------------------
  Class B                                                       261,316        3,512,083        193,242        2,859,978
------------------------------------------------------------------------------------------------------------------------
  Class C                                                       143,836        1,933,154         89,508        1,324,724
------------------------------------------------------------------------------------------------------------------------
  Class R                                                        12,967          181,803          6,216           95,170
------------------------------------------------------------------------------------------------------------------------
  Investor Class                                                189,266        2,681,954        152,527        2,356,544
------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                           874,521       12,444,441        327,087        5,079,666
========================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                       261,439        3,545,783        385,674        5,915,234
------------------------------------------------------------------------------------------------------------------------
  Class B                                                      (275,362)      (3,545,783)      (402,412)      (5,915,234)
========================================================================================================================
Reacquired:
  Class A                                                    (1,267,535)     (17,130,923)    (2,409,982)     (38,637,609)
------------------------------------------------------------------------------------------------------------------------
  Class B                                                      (474,867)      (6,101,452)    (1,034,166)     (16,083,109)
------------------------------------------------------------------------------------------------------------------------
  Class C                                                      (283,806)      (3,684,748)      (456,071)      (6,984,831)
------------------------------------------------------------------------------------------------------------------------
  Class R                                                       (32,701)        (433,194)       (36,164)        (577,859)
------------------------------------------------------------------------------------------------------------------------
  Investor Class                                               (240,865)      (3,318,534)    (1,109,674)     (18,059,406)
------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                          (165,920)      (2,258,473)      (472,752)      (7,816,301)
========================================================================================================================
                                                                814,039     $ 12,841,424        674,542     $ 10,402,967
________________________________________________________________________________________________________________________
========================================================================================================================



(a) There is an entity that is a record owner of more than 5% of the outstanding shares of the Fund that owns 6% of the outstanding shares of the Fund. IADI has an agreement with this entity to sell Fund shares. The Fund, Invesco Aim and/or Invesco Aim affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, Invesco Aim and/or Invesco Aim affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by this entity are owned beneficially.
       In addition, 39% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds that are also advised by Invesco Aim.




14        AIM LARGE CAP BASIC VALUE FUND

NOTE 10--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                   CLASS A
                                              ---------------------------------------------------------------------------------
                                              SIX MONTHS ENDED                        YEAR ENDED OCTOBER 31,
                                                  APRIL 30,        ------------------------------------------------------------
                                                    2008             2007         2006         2005         2004         2003
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period               $ 16.61         $  15.64     $  13.52     $  12.36     $  11.39     $   9.20
-------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)(a)                     0.03             0.06         0.06         0.02         0.01        (0.00)
-------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
     realized and unrealized)                        (2.21)            1.76         2.06         1.14         0.96         2.19
===============================================================================================================================
     Total from investment operations                (2.18)            1.82         2.12         1.16         0.97         2.19
===============================================================================================================================
Less distributions:
  Dividends from net investment income               (0.04)           (0.06)          --           --           --           --
-------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains              (1.28)           (0.79)          --           --           --           --
===============================================================================================================================
     Total distributions                             (1.32)           (0.85)          --           --           --           --
===============================================================================================================================
Net asset value, end of period                     $ 13.11         $  16.61     $  15.64     $  13.52     $  12.36     $  11.39
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Total return(b)                                     (13.70)%          12.08%       15.68%        9.38%        8.52%       23.80%
_______________________________________________________________________________________________________________________________
===============================================================================================================================

Ratios/supplemental data:
Net assets, end of period (000s omitted)           $95,048         $121,287     $126,700     $129,410     $150,190     $121,980
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
     reimbursements                                   1.23%(c)         1.23%        1.22%        1.35%        1.33%        1.42%
-------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
     reimbursements                                   1.28%(c)         1.24%        1.28%        1.37%        1.35%        1.42%
===============================================================================================================================
Ratio of net investment income (loss) to
  average net assets                                  0.43%(c)         0.39%        0.40%        0.15%        0.11%       (0.01)%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Portfolio turnover rate(d)                              28%              29%          26%           9%          32%          41%
_______________________________________________________________________________________________________________________________
===============================================================================================================================




(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $102,520,804.
(d) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

                                                                                   CLASS B
                                                ----------------------------------------------------------------------------
                                                SIX MONTHS ENDED                      YEAR ENDED OCTOBER 31,
                                                    APRIL 30,        -------------------------------------------------------
                                                      2008             2007        2006        2005        2004        2003
----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                 $ 15.83         $ 15.00     $ 13.06     $ 12.02     $ 11.15     $  9.07
----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)(a)                      (0.02)          (0.06)      (0.05)      (0.07)      (0.07)      (0.07)
----------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
     realized and unrealized)                          (2.10)           1.68        1.99        1.11        0.94        2.15
============================================================================================================================
     Total from investment operations                  (2.12)           1.62        1.94        1.04        0.87        2.08
============================================================================================================================
Less distributions from net realized gains             (1.28)          (0.79)         --          --          --          --
============================================================================================================================
Net asset value, end of period                       $ 12.43         $ 15.83     $ 15.00     $ 13.06     $ 12.02     $ 11.15
____________________________________________________________________________________________________________________________
============================================================================================================================
Total return(b)                                       (13.97)%         11.17%      14.86%       8.65%       7.80%      22.93%
____________________________________________________________________________________________________________________________
============================================================================================================================

Ratios/supplemental data:
Net assets, end of period (000s omitted)             $32,736         $48,108     $60,627     $69,040     $84,896     $80,018
____________________________________________________________________________________________________________________________
============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
     reimbursements                                     1.98%(c)        1.98%       1.97%       2.03%       1.98%       2.07%
----------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
     reimbursements                                     2.03%(c)        1.99%       2.03%       2.05%       2.00%       2.07%
============================================================================================================================
Ratio of net investment income (loss) to
  average net assets                                   (0.32)%(c)      (0.36)%     (0.35)%     (0.53)%     (0.54)%     (0.66)%
____________________________________________________________________________________________________________________________
============================================================================================================================
Portfolio turnover rate(d)                                28%             29%         26%          9%         32%         41%
____________________________________________________________________________________________________________________________
============================================================================================================================




(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $38,350,888.
(d) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.





15        AIM LARGE CAP BASIC VALUE FUND

                                                                                   CLASS C
                                                ----------------------------------------------------------------------------
                                                SIX MONTHS ENDED                      YEAR ENDED OCTOBER 31,
                                                    APRIL 30,        -------------------------------------------------------
                                                      2008             2007        2006        2005        2004        2003
----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                 $ 15.83         $ 14.99     $ 13.06     $ 12.02     $ 11.15     $  9.07
----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)(a)                      (0.02)          (0.06)      (0.05)      (0.07)      (0.07)      (0.07)
----------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
     realized and unrealized)                          (2.10)           1.69        1.98        1.11        0.94        2.15
============================================================================================================================
     Total from investment operations                  (2.12)           1.63        1.93        1.04        0.87        2.08
============================================================================================================================
Less distributions from net realized gains             (1.28)          (0.79)         --          --          --          --
============================================================================================================================
Net asset value, end of period                       $ 12.43         $ 15.83     $ 14.99     $ 13.06     $ 12.02     $ 11.15
____________________________________________________________________________________________________________________________
============================================================================================================================
Total return(b)                                       (13.97)%         11.25%      14.78%       8.65%       7.80%      22.93%
____________________________________________________________________________________________________________________________
============================================================================================================================

Ratios/supplemental data:
Net assets, end of period (000s omitted)             $19,739         $26,123     $27,153     $26,593     $30,835     $26,566
____________________________________________________________________________________________________________________________
============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
     reimbursements                                     1.98%(c)        1.98%       1.97%       2.03%       1.98%       2.07%
----------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
     reimbursements                                     2.03%(c)        1.99%       2.03%       2.05%       2.00%       2.07%
============================================================================================================================
Ratio of net investment income (loss) to
  average net assets                                   (0.32)%(c)      (0.36)%     (0.35)%     (0.53)%     (0.54)%     (0.66)%
____________________________________________________________________________________________________________________________
============================================================================================================================
Portfolio turnover rate(d)                                28%             29%         26%          9%         32%         41%
____________________________________________________________________________________________________________________________
============================================================================================================================




(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $21,486,105.
(d) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

                                                                                   CLASS R
                                                   -----------------------------------------------------------------------
                                                   SIX MONTHS ENDED                   YEAR ENDED OCTOBER 31,
                                                       APRIL 30,        --------------------------------------------------
                                                         2008            2007       2006       2005       2004       2003
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                    $ 16.45         $15.50     $13.44     $12.31     $11.36     $ 9.20
--------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)(a)                          0.01           0.02       0.02      (0.00)     (0.01)     (0.02)
--------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
     realized and unrealized)                             (2.19)          1.75       2.04       1.13       0.96       2.18
==========================================================================================================================
     Total from investment operations                     (2.18)          1.77       2.06       1.13       0.95       2.16
==========================================================================================================================
Less distributions:
  Dividends from net investment income                       --          (0.03)        --         --         --         --
--------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                   (1.28)         (0.79)        --         --         --         --
==========================================================================================================================
     Total distributions                                  (1.28)         (0.82)        --         --         --         --
==========================================================================================================================
Net asset value, end of period                          $ 12.99         $16.45     $15.50     $13.44     $12.31     $11.36
__________________________________________________________________________________________________________________________
==========================================================================================================================
Total return(b)                                          (13.80)%        11.82%     15.33%      9.18%      8.36%     23.48%
__________________________________________________________________________________________________________________________
==========================================================================================================================

Ratios/supplemental data:
Net assets, end of period (000s omitted)                $ 2,038         $2,314     $1,736     $1,306     $  991     $  588
__________________________________________________________________________________________________________________________
==========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements           1.48%(c)       1.48%      1.47%      1.53%      1.48%      1.57%
--------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
     reimbursements                                        1.53%(c)       1.49%      1.53%      1.55%      1.50%      1.57%
==========================================================================================================================
Ratio of net investment income (loss) to average
  net assets                                               0.18%(c)       0.14%      0.15%     (0.03)%    (0.04)%    (0.16)%
__________________________________________________________________________________________________________________________
==========================================================================================================================
Portfolio turnover rate(d)                                   28%            29%        26%         9%        32%        41%
__________________________________________________________________________________________________________________________
==========================================================================================================================




(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $2,051,885.
(d) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.





16        AIM LARGE CAP BASIC VALUE FUND

                                                                             INVESTOR CLASS
                                          ------------------------------------------------------------------------------------
                                               SIX                                                          SEPTEMBER 30, 2003
                                          MONTHS ENDED                YEAR ENDED OCTOBER 31,               (COMMENCEMENT DATE)
                                            APRIL 30,      -------------------------------------------        TO OCTOBER 31,
                                              2008           2007        2006        2005        2004              2003
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period         $ 16.64       $ 15.67     $ 13.55     $ 12.37     $ 11.39            $10.98
------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income(a)                      0.03          0.06        0.06        0.03        0.03              0.00
------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities
     (both realized and unrealized)            (2.21)         1.76        2.06        1.15        0.95              0.41
==============================================================================================================================
     Total from investment operations          (2.18)         1.82        2.12        1.18        0.98              0.41
==============================================================================================================================
Less distributions:
  Dividends from net investment income         (0.04)        (0.06)         --          --          --                --
------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains        (1.28)        (0.79)         --          --          --                --
==============================================================================================================================
     Total distributions                       (1.32)        (0.85)         --          --          --                --
==============================================================================================================================
Net asset value, end of period               $ 13.14       $ 16.64     $ 15.67     $ 13.55     $ 12.37            $11.39
______________________________________________________________________________________________________________________________
==============================================================================================================================
Total return(b)                               (13.67)%       12.06%      15.65%       9.54%       8.60%             3.73%
______________________________________________________________________________________________________________________________
==============================================================================================================================

Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                                   $28,017       $35,232     $44,452     $62,838     $70,548            $  178
______________________________________________________________________________________________________________________________
==============================================================================================================================
Ratio of expenses to average net
  assets:
  With fee waivers and/or expense
     reimbursements                             1.23%(c)      1.23%       1.22%       1.28%       1.24%             1.25%(d)
------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
     reimbursements                             1.28%(c)      1.24%       1.28%       1.30%       1.25%             1.25%(d)
==============================================================================================================================
Ratio of net investment income to
  average net assets                            0.43%(c)      0.39%       0.40%       0.22%       0.20%             0.16%(d)
______________________________________________________________________________________________________________________________
==============================================================================================================================
Portfolio turnover rate(e)                        28%           29%         26%          9%         32%               41%
______________________________________________________________________________________________________________________________
==============================================================================================================================




(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $29,767,269.
(d)  Annualized.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

                                                                          INSTITUTIONAL CLASS
                                               -------------------------------------------------------------------------
                                                    SIX                                                 APRIL 30, 2004
                                               MONTHS ENDED          YEAR ENDED OCTOBER 31,          (COMMENCEMENT DATE)
                                                 APRIL 30,      --------------------------------        TO OCTOBER 31,
                                                   2008           2007         2006        2005              2004
------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period             $  16.80       $  15.82     $ 13.63     $ 12.38           $ 12.62
------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income(a)                           0.06           0.15        0.13        0.10              0.04
------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
     realized and unrealized)                       (2.22)          1.77        2.09        1.15             (0.28)
========================================================================================================================
     Total from investment operations               (2.16)          1.92        2.22        1.25             (0.24)
========================================================================================================================
Less distributions:
  Dividends from net investment income              (0.13)         (0.15)      (0.03)         --                --
------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains             (1.28)         (0.79)         --          --                --
========================================================================================================================
     Total distributions                            (1.41)         (0.94)      (0.03)         --                --
========================================================================================================================
Net asset value, end of period                   $  13.23       $  16.80     $ 15.82     $ 13.63           $ 12.38
________________________________________________________________________________________________________________________
========================================================================================================================
Total return(b)                                    (13.43)%        12.62%      16.28%      10.10%            (1.90)%
________________________________________________________________________________________________________________________
========================================================================================================================

Ratios/supplemental data:
Net assets, end of period (000s omitted)         $132,098       $145,886     $84,679     $92,214           $18,745
________________________________________________________________________________________________________________________
========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
     reimbursements                                  0.71%(c)       0.72%       0.73%       0.76%             0.80%(d)
------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
     reimbursements                                  0.72%(c)       0.72%       0.73%       0.77%             0.81%(d)
========================================================================================================================
Ratio of net investment income to average
  net assets                                         0.95%(c)       0.90%       0.89%       0.74%             0.64%(d)
________________________________________________________________________________________________________________________
========================================================================================================================
Portfolio turnover rate(e)                             28%            29%         26%          9%               32%
________________________________________________________________________________________________________________________
========================================================================================================================




(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $131,967,966.
(d)  Annualized.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.





17        AIM LARGE CAP BASIC VALUE FUND

NOTE 11--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

On May 23, 2008, the Securities and Exchange Commission ("SEC") publicly posted its final approval of the Distribution Plans ("Distribution Plans") for the distribution of monies placed into two separate Fair Funds created pursuant to a settlement reached on October 8, 2004 between Invesco Funds Group, Inc. ("IFG"), Invesco Aim Advisors, Inc. ("Invesco Aim") and Invesco Aim Distributors, Inc. ("IADI") and the SEC (the "Order"). One of the Fair Funds consists of $325 million, plus interest and any contributions by other settling parties, for distribution to shareholders of certain mutual funds formerly advised by IFG who may have been harmed by market timing and related activity. The second Fair Fund consists of $50 million, plus interest and any contributions by other settling parties, for distribution to shareholders of mutual funds advised by Invesco Aim who may have been harmed by market timing and related activity. The Distribution Plans provide for the distribution to all eligible investors to compensate such investors for injury they may have suffered as a result of market timing in the affected funds. The Distribution Plans include a provision for any residual amounts in the Fair Funds to be distributed in the future to the affected funds. Because the distribution of the Fair Funds has not yet commenced, management of Invesco Aim and the Fund are unable to estimate the amount of distribution to be made to the Fund, if any.

  At the request of the trustees of the AIM Funds, Invesco Ltd. ("Invesco"), the parent company of IFG and Invesco Aim, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.

PENDING LITIGATION AND REGULATORY INQUIRIES


  On August 30, 2005, the West Virginia Office of the State
Auditor -- Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to Invesco Aim and IADI (Order No. 05-
1318). The WVASC makes findings of fact that Invesco Aim and IADI entered into certain arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that Invesco Aim and IADI violated the West Virginia securities laws. The WVASC orders Invesco Aim and IADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute. By agreement with the Commissioner of Securities, Invesco Aim's time to respond to that Order has been indefinitely suspended.

  Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, Invesco Aim, IADI and/or related entities and individuals, depending on the lawsuit, alleging:

  - that the defendants permitted improper market timing and related activity in the AIM Funds; and

  - that certain AIM Funds inadequately employed fair value pricing. The case pending in Illinois State Court was dismissed with prejudice on May 6, 2008.

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and Employee Retirement Income Security Act of 1974, as amended ("ERISA"), negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid.

  All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various Invesco Aim- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of ERISA purportedly brought on behalf of participants in the Invesco 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On September 15, 2006, the MDL Court granted the Invesco defendants' motion to dismiss the Amended Class Action Complaint for Violations of ERISA and dismissed such Complaint. The plaintiff has commenced an appeal from that decision.

  IFG, Invesco Aim, IADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more Invesco Aim
Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost security holders. IFG, Invesco Aim and IADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, Invesco Aim and/or related entities and individuals in the future.

  At the present time, management of Invesco Aim and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on Invesco Aim, IADI or the Fund.




18        AIM LARGE CAP BASIC VALUE FUND

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2007, through April 30, 2008.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.


---------------------------------------------------------------------------------------------------
                                                                    HYPOTHETICAL
                                                              (5% ANNUAL RETURN BEFORE
                                           ACTUAL                     EXPENSES)
                                 ------------------------------------------------------
                    BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
                  ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
      CLASS         (11/01/07)   (04/30/08)(1)   PERIOD(2)     (04/30/08)    PERIOD(2)      RATIO
---------------------------------------------------------------------------------------------------
        A           $1,000.00       $863.00        $5.70       $1,018.75       $6.17        1.23%
---------------------------------------------------------------------------------------------------
        B            1,000.00        860.30         9.16        1,015.02        9.92        1.98
---------------------------------------------------------------------------------------------------
        C            1,000.00        860.30         9.16        1,015.02        9.92        1.98
---------------------------------------------------------------------------------------------------
        R            1,000.00        862.00         6.85        1,017.50        7.42        1.48
---------------------------------------------------------------------------------------------------
    Investor         1,000.00        863.30         5.70        1,018.75        6.17        1.23
---------------------------------------------------------------------------------------------------



(1) The actual ending account value is based on the actual total return of the Fund for the period November 1, 2007, through April 30, 2008, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.




19        AIM LARGE CAP BASIC VALUE FUND

APPROVAL OF SUB-ADVISORY AGREEMENT

At in-person meetings held on December      and employees of the Affiliated
12-13, 2007, the Board of Trustees of AIM   Sub-Advisors who will provide these
Equity Funds (the "Board"), including a     services. The Board concluded that the
majority of the independent trustees,       nature, extent and quality of the
voting separately, approved the             services to be provided by the Affiliated
sub-advisory agreement for AIM Large Cap    Sub-Advisors were appropriate. The Board
Basic Value Fund (the "Fund"), effective    noted that the Affiliated Sub-Advisors,
on or about May 1, 2008. In so doing, the   which have offices and personnel that are
Board determined that the sub-advisory      geographically dispersed in financial
agreement is in the best interests of the   centers around the world, have been
Fund and its shareholders and that the      formed in part for the purpose of
compensation to AIM Funds Management Inc.   researching and compiling information and
(AIM Funds Management Inc. anticipates      making recommendations on the markets and
changing its name to Invesco Trimark        economies of various countries and
Investment Management Inc. on or prior to   securities of companies located in such
December 31, 2008), Invesco Asset           countries or on various types of
Management Deutschland, GmbH, Invesco       investments and investment techniques,
Asset Management Limited, Invesco Asset     and providing investment advisory
Management (Japan) Limited, Invesco         services. The Board concluded that the
Australia Limited, Invesco Global Asset     sub-advisory agreement will benefit the
Management (N.A.), Inc., Invesco Hong       Fund and its shareholders by permitting
Kong Limited, Invesco Institutional         Invesco Aim to utilize the additional
(N.A.), Inc., and Invesco Senior Secured    resources and talent of the Affiliated
Management, Inc. (collectively, the         Sub-Advisors in managing the Fund.
"Affiliated Sub-Advisors") under the
sub-advisory agreement is fair and             B. Fund Performance
reasonable.
                                            The Board did not view Fund performance
   The independent trustees met             as a relevant factor in considering
separately during their evaluation of the   whether to approve the sub-advisory
sub-advisory agreement with independent     agreement for the Fund, as no Affiliated
legal counsel from whom they received       Sub-Advisor currently serves as
independent legal advice, and the           sub-advisor to the Fund.
independent trustees also received
assistance during their deliberations          C. Sub-Advisory Fees
from the independent Senior Officer, a
full-time officer of the AIM Funds who      The Board considered the services to be
reports directly to the independent         provided by the Affiliated Sub-Advisors
trustees. The sub-advisory agreement was    pursuant to the sub-advisory agreement
considered separately for the Fund,         and the services to be provided by
although the Board also considered the      Invesco Aim pursuant to the Fund's
common interests of all of the AIM Funds    advisory agreement, as well as the
in their deliberations. The Board           allocation of fees between Invesco Aim
comprehensively considered all of the       and the Affiliated Sub-Advisors pursuant
information provided to them and did not    to the sub-advisory agreement. The Board
identify any particular factor that was     noted that the sub-advisory fees have no
controlling. Furthermore, each trustee      direct effect on the Fund or its
may have evaluated the information          shareholders, as they are paid by Invesco
provided differently from one another and   Aim to the Affiliated Sub-Advisors, and
attributed different weight to the          that Invesco Aim and the Affiliated
various factors.                            Sub-Advisors are affiliates. After taking
                                            account of the Fund's contractual
   Set forth below is a discussion of the   sub-advisory fee rate, as well as other
material factors and related conclusions    relevant factors, the Board concluded
that formed the basis for the Board's       that the Fund's sub-advisory fees were
approval of the sub-advisory agreement      fair and reasonable.
for the Fund.
                                               D. Financial Resources of the
   A. Nature, Extent and Quality of               Affiliated Sub-Advisors
      Services to be Provided by the
      Affiliated Sub-Advisors               The Board considered whether each
                                            Affiliated Sub-Advisor is financially
The Board reviewed the services to be       sound and has the resources necessary to
provided by the Affiliated Sub-Advisors     perform its obligations under the
under the sub-advisory agreement and the    sub-advisory agreement, and concluded
credentials and experience of the           that each Affiliated Sub-Advisor has the
officers                                    financial resources necessary to fulfill
                                            these obligations.


20      AIM LARGE CAP BASIC VALUE FUND

PROXY RESULTS

A Special Meeting ("Meeting") of Shareholders of AIM Large Cap Basic Value Fund, an investment portfolio of AIM Equity Funds, a Delaware statutory trust ("Trust"), was held on February 29, 2008. The Meeting was held for the following purpose:

(1) Approve a new sub-advisory agreement between Invesco Aim Advisors, Inc. and each of AIM Funds Management, Inc.; Invesco Asset Management Deutschland, GmbH; Invesco Asset Management Limited; Invesco Asset Management (Japan) Limited; Invesco Australia Limited; Invesco Global Asset Management (N.A.), Inc.; Invesco Hong Kong Limited; Invesco Institutional (N.A.), Inc.; and Invesco Senior Secured Management, Inc.

The results of the voting on the above matter were as follows:


                                                                             VOTES          WITHHELD/           BROKER
     MATTER                                                VOTES FOR        AGAINST        ABSTENTIONS        NON-VOTES
-----------------------------------------------------------------------------------------------------------------------
(1)  Approve a new sub-advisory agreement between
     Invesco Aim Advisors, Inc. and each of AIM Funds
     Management, Inc.; Invesco Asset Management
     Deutschland, GmbH; Invesco Asset Management
     Limited; Invesco Asset Management (Japan) Limited;
     Invesco Australia Limited; Invesco Global Asset
     Management (N.A.), Inc.; Invesco Hong Kong
     Limited; Invesco Institutional (N.A.), Inc.; and
     Invesco Senior Secured Management, Inc. ..........   12,517,048        641,199          504,660          2,085,003



The Meeting was adjourned until March 28, 2008, with respect to the following proposals:

(1) Elect 13 trustees to the Board of Trustees of the Trust, each of whom will serve until his or her successor is elected and qualified.

(2) Approve an amendment to the Trust's Agreement and Declaration of Trust that would permit the Board of Trustees of the Trust to terminate the Trust, the Fund, and each other series portfolio of the Trust, or a share class without a shareholder vote.

The results of the voting on the above matters were as follows:


                                                                                                WITHHELD/
      MATTERS                                                               VOTES FOR         ABSTENTIONS**
-----------------------------------------------------------------------------------------------------------
(1)*  Bob R. Baker......................................................   558,147,935          21,377,719
      Frank S. Bayley...................................................   558,306,754          21,218,900
      James T. Bunch....................................................   557,895,467          21,630,187
      Bruce L. Crockett.................................................   557,847,679          21,677,975
      Albert R. Dowden..................................................   558,399,665          21,125,989
      Jack M. Fields....................................................   558,517,529          21,008,125
      Martin L. Flanagan................................................   558,529,627          20,996,027
      Carl Frischling...................................................   558,100,775          21,424,879
      Prema Mathai-Davis................................................   558,128,462          21,397,192
      Lewis F. Pennock..................................................   557,859,214          21,666,440
      Larry Soll, Ph.D. ................................................   557,756,013          21,769,641
      Raymond Stickel, Jr. .............................................   558,506,215          21,019,439
      Philip A. Taylor..................................................   558,406,281          21,119,373




                                                                               VOTES           WITHHELD/            BROKER
                                                          VOTES FOR           AGAINST         ABSTENTIONS         NON-VOTES
----------------------------------------------------------------------------------------------------------------------------
(2)*  Approve an amendment to the Trust's Agreement
      and Declaration of Trust that would permit the
      Board of Trustees of the Trust to terminate the
      Trust, the Fund, and each other series portfolio
      of the Trust, or a share class without a
      shareholder vote................................   371,639,551        52,917,484         17,715,590        137,253,029



 * Proposals 1 and 2 required approval by a combined vote of all of the portfolios of AIM Equity Funds.


** Includes Broker Non-Votes.


21        AIM LARGE CAP BASIC VALUE FUND

Supplement to Semiannual Report dated 4/30/08

AIM LARGE CAP BASIC VALUE FUND

                                             ==========================================
INSTITUTIONAL CLASS SHARES                   AVERAGE ANNUAL TOTAL RETURNS                 actual report that are based on expenses
The following information has been           For periods ended 4/30/08                    incurred during the period covered by the
prepared to provide Institutional Class                                                   report.
shareholders with a performance overview     Inception                            5.48%
specific to their holdings.                     5 Years                          10.03       The performance data quoted represent
Institutional Class shares are offered          1 Year                          -11.16    past performance and cannot guarantee
exclusively to institutional investors,         6 Months*                       -13.43    comparable future results; current
including defined contribution plans that                                                 performance may be lower or higher. Please
meet certain criteria.                       ==========================================   visit invescoaim.com for the most recent
                                             AVERAGE ANNUAL TOTAL RETURNS                 month-end performance. Performance figures
                                             For periods ended 3/31/08, most recent       reflect reinvested distributions and
                                             calendar quarter-end                         changes in net asset value. Performance
                                                                                          figures do not reflect deduction of taxes
                                             Inception                            4.83%   a shareholder would pay on Fund
                                                5 Years                          10.77    distributions or sale of Fund shares.
                                                1 Year                          -12.50    Investment return and principal value will
                                                6 Months*                       -16.09    fluctuate so that you may have a gain or
                                                                                          loss when you sell shares.
                                             *    Cumulative total return that has not
                                                  been annualized

                                             ==========================================
                                             Institutional Class shares' inception date
                                             is April 30, 2004. Returns since that date
                                             are historical returns. All other returns
                                             are blended returns of historical
                                             Institutional Class share performance and
                                             restated Class A share performance (for
                                             periods prior to the inception date of
                                             Institutional Class shares) at net asset
                                             value (NAV) and reflect the Rule 12b-1
                                             fees applicable to Class A shares. Class A
                                             shares' inception date is June 30, 1999.

                                                Institutional Class shares have no
                                             sales charge; therefore, performance is at
                                             NAV. Performance of Institutional Class
                                             shares will differ from performance of
                                             other share classes primarily due to
                                             differing sales charges and class
                                             expenses.

                                                The total annual Fund operating expense
                                             ratio set forth in the most recent Fund
                                             prospectus as of the date of this
                                             supplement for Institutional Class shares
                                             was 0.72%. The expense ratios presented
                                             above may vary from the expense ratios
                                             presented in other sections of the

Over for information on your Fund's expenses.

=======================================================================================
THIS SUPPLEMENT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND
PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES
AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.

FOR INSTITUTIONAL INVESTOR USE ONLY

This material is for institutional investor use only and may not be quoted, reproduced or shown to the public, nor used in written form as sales literature for public use.

                                                                                                                  [INVESCO AIM LOGO]
invescoaim.com   LCBV-INS-2   Invesco Aim Distributors, Inc.                                                       - SERVICE MARK -

CALCULATING YOUR ONGOING FUND EXPENSES


EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2007, through April 30, 2008.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.


-----------------------------------------------------------------------------------------------------------
                                                                            HYPOTHETICAL
                                                                      (5% ANNUAL RETURN BEFORE
                                                   ACTUAL                     EXPENSES)
                                         ------------------------------------------------------
                            BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
                          ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
          CLASS             (11/01/07)   (04/30/08)(1)   PERIOD(2)     (04/30/08)    PERIOD(2)      RATIO
-----------------------------------------------------------------------------------------------------------
      Institutional         $1,000.00       $865.70        $3.29       $1,021.33       $3.57        0.71%
-----------------------------------------------------------------------------------------------------------



(1) The actual ending account value is based on the actual total return of the Fund for the period November 1, 2007, through April 30, 2008, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.


AIM LARGE CAP BASIC VALUE FUND

===================================================================================================================================
EDELIVERY
INVESCOAIM.COM/EDELIVERY

REGISTER FOR EDELIVERY - eDelivery is the process of receiving your fund and account information via e-mail. Once your quarterly statements, tax forms, fund reports, and prospectuses are available, we will send you an e-mail notification containing links to these documents. For security purposes, you will need to log in to your account to view your statements and tax forms.

WHY SIGN UP?                                                       HOW DO I SIGN UP?

Register for eDelivery to:                                         It's easy. Just follow these simple steps:

-  save your Fund the cost of printing and postage.                1. Log in to your account.

-  reduce the amount of paper you receive.                         2. Click on the "Service Center" tab.

-  gain access to your documents faster by not waiting for the     3. Select "Register for eDelivery" and complete the consent
   mail.                                                              process.

-  view your documents online anytime at your convenience.

- save the documents to your personal computer or print them out for your records.

This service is provided by Invesco Aim Investment Services, Inc.
===================================================================================================================================

FUND HOLDINGS AND PROXY VOTING INFORMATION

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invescoaim.com. From our home page, click on Products & Performance, then Mutual Funds, then Fund Overview. Select your Fund from the drop-down menu and click on Complete Quarterly Holdings. Shareholders can also look up the Fund's Forms N-Q on the SEC Web site at sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC Public Reference Room in
Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 942 8090 or 800 732 0330, or by electronic request at the following e-mail address: publicinfo@sec.gov.
The SEC file numbers for the Fund are 811-01424 and 002-25469.

   A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or on the Invesco Aim Web site, invescoaim.com. On the home page, scroll down and click on Proxy Policy. The information is also available on the SEC Web site, sec.gov.

   Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2007, is available at our Web site. Go to invescoaim.com, access the About Us tab, click on Required Notices and then click on Proxy
Voting Activity. Next, select the Fund from the drop-down menu. The information is also available on the SEC Web site, sec.gov.

If used after July 20, 2008, this report must be accompanied by a Fund fact sheet or
Invesco Aim Quarterly Performance Review for the most recent quarter-end. Invesco
Aim--SERVICE MARK-- is a service mark of Invesco Aim Management Group, Inc. Invesco Aim
Advisors, Inc., Invesco Aim Capital Management, Inc., Invesco Aim Private Asset
Management, Inc. and Invesco Power-Shares Capital Management LLC are the investment advisors for the products and services represented by Invesco Aim; they each provide investment advisory services to individual and institutional clients and do not sell
securities. Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc.,              [INVESCO AIM LOGO]
Invesco Global Asset Management (N.A.), Inc., AIM Funds Management Inc. (DBA AIM Trimark               - SERVICE MARK -
Investments), Invesco Asset Management (Japan) Ltd. and Invesco Hong Kong Ltd. are
affiliated investment advisors that serve as the subadvisor for some of the products and services represented by Invesco Aim. AIM Funds Management Inc. anticipates changing its name to Invesco Trimark Investment Management Inc. (DBA Invesco Trimark) on or prior to
Dec. 31, 2008. Invesco Aim Distributors, Inc. is the distributor for the retail mutual funds, exchange-traded funds and U.S. institutional money market funds represented by
Invesco Aim. All entities are indirect, wholly owned subsidiaries of Invesco Ltd.

                                                                   invescoaim.com     LCBV-SAR-1     Invesco Aim Distributors, Inc.

[INVESCO AIM LOGO]            AIM LARGE CAP GROWTH FUND
 - SERVICE MARK -             Semiannual Report to Shareholders - April 30, 2008

                                       [MOUNTAIN GRAPHIC]

AIM Investments                 2      Fund Performance
became INVESCO AIM              4      Letter to Shareholders
on March 31, 2008.              5      Schedule of Investments
                                8      Financial Statements
For more details, go to         11     Notes to Financial Statements
invescoaim.com                  17     Financial Highlights
                                21     Fund Expenses
                                22     Approval of Sub-Advisory Agreement
                                23     Results of Proxy

                                For the most current month-end Fund performance and commentary, please visit invescoaim.com.

                                Unless otherwise noted, all data provided by Invesco Aim.

                                THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE
                                FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING
                                SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY
                                BEFORE INVESTING.

                                NOT FDIC INSURED  MAY LOSE VALUE  NO BANK GUARANTEE

FUND PERFORMANCE

=====================================================================================
PERFORMANCE SUMMARY

FUND VS. INDEXES
Cumulative total returns, 10/31/07 to 4/30/08, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares                                                              -11.12%
Class B Shares                                                              -11.41
Class C Shares                                                              -11.41
Class R Shares                                                              -11.23
Investor Class Shares                                                       -11.12
S&P 500 Index(triangle) (Broad Market Index)                                 -9.63
Russell 1000 Growth Index(triangle) (Style-Specific Index)                   -9.28
Lipper Large-Cap Growth Funds Index(triangle) (Peer Group Index)             -9.52

(triangle)Lipper Inc.

The S&P 500--REGISTERED TRADEMARK-- INDEX is a market capitalization-weighted index covering all major areas of the U.S. economy. It is not the 500 largest companies, but rather the most widely held 500 companies chosen with respect to market size, liquidity, and their industry.

   The RUSSELL 1000--REGISTERED TRADEMARK-- GROWTH INDEX measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. The Russell 1000 Growth Index is a trademark/service mark of the Frank
Russell Company. Russell--REGISTERED TRADEMARK-- is a trademark of the Frank Russell
Company.

   The LIPPER LARGE-CAP GROWTH FUNDS INDEX is an equally weighted representation of the largest funds in the Lipper Large-Cap Growth Funds category. These funds typically have an above-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P 500 Index.

   The Fund is not managed to track the performance of any particular index, including the indexes defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.

   A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges.
Performance of an index of funds reflects fund expenses; performance of a market index does not.
=====================================================================================

=========================================   =========================================
AVERAGE ANNUAL TOTAL RETURNS                AVERAGE ANNUAL TOTAL RETURNS
As of 4/30/08, including maximum            As of 3/31/08, the most recent calendar
applicable sales charges                    quarter-end, including maximum applicable
                                            sales charges

CLASS A SHARES                              CLASS A SHARES
Inception (3/1/99)                   1.59%  Inception (3/1/99)                   0.95%
5 Years                              8.91   5 Years                              8.77
1 Year                              -4.26   1 Year                              -6.15

CLASS B SHARES                              CLASS B SHARES
Inception (4/5/99)                   0.46%  Inception (4/5/99)                  -0.19%
5 Years                              9.09   5 Years                              8.95
1 Year                              -4.38   1 Year                              -6.39

CLASS C SHARES                              CLASS C SHARES
Inception (4/5/99)                   0.38%  Inception (4/5/99)                  -0.27%
5 Years                              9.37   5 Years                              9.23
1 Year                              -0.38   1 Year                              -2.45

CLASS R SHARES                              CLASS R SHARES
Inception                            2.04%  Inception                            1.40%
5 Years                              9.90   5 Years                              9.75
1 Year                               1.09   1 Year                              -0.96

INVESTOR CLASS SHARES                       INVESTOR CLASS SHARES
Inception                            2.30%  Inception                            1.66%
5 Years                             10.30   5 Years                             10.15
1 Year                               1.41   1 Year                              -0.60
=========================================   =========================================


2      AIM LARGE CAP GROWTH FUND

CLASS R SHARES' INCEPTION DATE IS JUNE 3,      CLASS A SHARE PERFORMANCE REFLECTS THE
2002. RETURNS SINCE THAT DATE ARE           MAXIMUM 5.50% SALES CHARGE, AND CLASS B
HISTORICAL RETURNS. ALL OTHER RETURNS ARE   AND CLASS C SHARE PERFORMANCE REFLECTS
BLENDED RETURNS OF HISTORICAL CLASS R       THE APPLICABLE CONTINGENT DEFERRED SALES
SHARE PERFORMANCE AND RESTATED CLASS A      CHARGE (CDSC) FOR THE PERIOD INVOLVED.
SHARE PERFORMANCE (FOR PERIODS PRIOR TO     THE CDSC ON CLASS B SHARES DECLINES FROM
THE INCEPTION DATE OF CLASS R SHARES) AT    5% BEGINNING AT THE TIME OF PURCHASE TO
NET ASSET VALUE, ADJUSTED TO REFLECT THE    0% AT THE BEGINNING OF THE SEVENTH YEAR.
HIGHER RULE 12B-1 FEES APPLICABLE TO        THE CDSC ON CLASS C SHARES IS 1% FOR THE
CLASS R SHARES. CLASS A SHARES' INCEPTION   FIRST YEAR AFTER PURCHASE. CLASS R SHARES
DATE IS MARCH 1, 1999.                      DO NOT HAVE A FRONT-END SALES CHARGE;
                                            RETURNS SHOWN ARE AT NET ASSET VALUE AND
   INVESTOR CLASS SHARES' INCEPTION DATE    DO NOT REFLECT A 0.75% CDSC THAT MAY BE
IS SEPTEMBER 30, 2003. RETURNS SINCE THAT   IMPOSED ON A TOTAL REDEMPTION OF
DATE ARE HISTORICAL RETURNS. ALL OTHER      RETIREMENT PLAN ASSETS WITHIN THE FIRST
RETURNS ARE BLENDED RETURNS OF HISTORICAL   YEAR. INVESTOR CLASS SHARES DO NOT HAVE A
INVESTOR CLASS SHARE PERFORMANCE AND        FRONT-END SALES CHARGE OR A CDSC;
RESTATED CLASS A SHARE PERFORMANCE (FOR     THEREFORE, PERFORMANCE IS AT NET ASSET
PERIODS PRIOR TO THE INCEPTION DATE OF      VALUE.
INVESTOR CLASS SHARES) AT NET ASSET
VALUE, WHICH RESTATED PERFORMANCE WILL         THE PERFORMANCE OF THE FUND'S SHARE
REFLECT THE HIGHER RULE 12B-1 FEES          CLASSES WILL DIFFER PRIMARILY DUE TO
APPLICABLE TO CLASS A SHARES FOR THE        DIFFERENT SALES CHARGE STRUCTURES AND
PERIOD USING BLENDED RETURNS. CLASS A       CLASS EXPENSES.
SHARES' INCEPTION DATE IS MARCH 1, 1999.
                                            (1)  Total annual operating expenses less
   THE PERFORMANCE DATA QUOTED REPRESENT         any contractual fee waivers and/or
PAST PERFORMANCE AND CANNOT GUARANTEE            expense reimbursements by the advisor
COMPARABLE FUTURE RESULTS; CURRENT               in effect through at least June 30,
PERFORMANCE MAY BE LOWER OR HIGHER.              2008. See current prospectus for more
PLEASE VISIT INVESCOAIM.COM FOR THE MOST         information.
RECENT MONTH-END PERFORMANCE. PERFORMANCE
FIGURES REFLECT REINVESTED DISTRIBUTIONS,
CHANGES IN NET ASSET VALUE AND THE EFFECT
OF THE MAXIMUM SALES CHARGE UNLESS
OTHERWISE STATED. PERFORMANCE FIGURES DO
NOT REFLECT DEDUCTION OF TAXES A
SHAREHOLDER WOULD PAY ON FUND
DISTRIBUTIONS OR SALE OF FUND SHARES.
INVESTMENT RETURN AND PRINCIPAL VALUE
WILL FLUCTUATE SO THAT YOU MAY HAVE A
GAIN OR LOSS WHEN YOU SELL SHARES.

   THE NET ANNUAL FUND OPERATING EXPENSE
RATIO SET FORTH IN THE MOST RECENT FUND
PROSPECTUS AS OF THE DATE OF THIS REPORT
FOR CLASS A, CLASS B, CLASS C, CLASS R
AND INVESTOR CLASS SHARES WAS 1.33%,
2.08%, 2.08%, 1.58% AND 1.24%,
RESPECTIVELY.(1) THE TOTAL ANNUAL FUND
OPERATING EXPENSE RATIO SET FORTH IN THE
MOST RECENT FUND PROSPECTUS AS OF THE
DATE OF THIS REPORT FOR CLASS A, CLASS B,
CLASS C, CLASS R AND INVESTOR CLASS
SHARES WAS 1.34%, 2.09%, 2.09%, 1.59% AND
1.25%, RESPECTIVELY. THE EXPENSE RATIOS
PRESENTED ABOVE MAY VARY FROM THE EXPENSE
RATIOS PRESENTED IN OTHER SECTIONS OF
THIS REPORT THAT ARE BASED ON EXPENSES
INCURRED DURING THE PERIOD COVERED BY
THIS REPORT.


3      AIM LARGE CAP GROWTH FUND

                       Dear Fellow AIM Fund Shareholders:

                       The lines of communication are open: More than 250 of you have responded to the invitation I extended in my previous letter to complete an online survey, and more than 50 shareholders have contacted me directly by
     [CROCKETT         e-mail. When I could respond quickly and easily to a shareholder's specific concern I did, but the messages
       PHOTO]          for the most part raised consistent issues that I respond to here.

                          I have received many suggestions, a few complaints, and one offer to buy a gold mine! In general, your letters expressed an appreciation for transparency, frankness and the opportunity to comment. Nevertheless,
   Bruce Crockett      several shareholders found room for improvement in communications. Some would like more concise letters while others would prefer reports to be more customized for their particular information needs. With these reports going to tens of thousands of people, shareholder communications necessarily have to cover those issues common to a diverse population as well as the information required by law. The ability to change or further customize letters and reports is also affected by technology, timeliness and cost.

   Online survey responders preferred electronic communications to paper at a ratio of 63% to 37%. Direct responders expressed more of a preference for paper, especially for long reports. Electronic communications are more cost-effective than paper communications that have to be printed and mailed, so I encourage those who have resisted electronic communications to give them a try.

   The correspondence shows that improving fund performance and reducing shareholder costs remain the key shareholder concerns.
Several letters noted individual funds where performance had changed for the better, while others remained dissatisfied with the returns from funds they hold. Although 75% of the online survey responders wanted to see more overall fund performance data in these letters, and 58% wanted more information on individual funds, Securities and Exchange Commission (SEC) and Financial Industry
Regulatory Authority (FINRA) rules are very specific about the way fund performance can be discussed in print. Respect for those rules prevents me from commenting on individual funds or very recent results here, but I can assure you that your Board and all of its Investments subcommittees continue to work with Invesco Aim to make improved performance a top priority for all fund managers.

   Expense levels came up as another dominant issue, and no respondent felt these were too low. Several shareholders questioned the need for 12b-1 fees, which cover the cost of distributing fund shares and thereby help the fund to attract new assets. Your Board reviews the funds' 12b-1 fees annually with the shareholders' best interests in mind. While your Board keeps its eye on containing or lowering these fees wherever possible, we also are mindful that 12b-1 fees may be necessary in order to maintain an effective distribution system for fund shares.

   The value of communication between the Board and shareholders has been noted within and beyond the Invesco Aim community. In the online survey, 87% of the respondents felt it was either somewhat or very important to hear directly from the Board, with 55%
saying it was very important. Morningstar--TRADEMARK--, the mutual fund tracking company, also commented favorably on this channel of communication in its fall 2007 update of fund stewardship grades, where Invesco Aim was one of fewer than 10 fund boards to get an A for board quality, according to BoardIQ (11/13/07).

   In other news, Ruth Quigley retired from your Board at the end of 2007, and we thank her for her many years of dedicated service. Larry Soll has assumed Ruth's place as a vice chair of the Investments Committee. The Valuation Committee, which Ruth used to chair, has been reorganized as the Valuation, Distribution and Proxy Oversight Committee under the chairmanship of Carl
Frischling. The elevation of proxy oversight to standing committee status responds to suggestions from shareholders. In addition,
Prema Mathai-Davis assumed my seat on the Governance Committee, and I moved to the Audit Committee.

   Your Board looks forward to another year of diligent effort on your behalf, and we are even more strongly motivated by your feedback. The invitation remains open to e-mail me at bruce@brucecrockett.com. I look forward to hearing from you.

Sincerely,


/S/ BRUCE L. CROCKETT


Bruce L. Crockett
Independent Chair
AIM Funds Board of Trustees

June 16, 2008


4      AIM LARGE CAP GROWTH FUND

PORTFOLIO COMPOSITION

By sector, based on Net Assets
as of April 30, 2008



-------------------------------------------------------------------------
Information Technology                                               27.3%
-------------------------------------------------------------------------
Industrials                                                          22.0
-------------------------------------------------------------------------
Health Care                                                          13.8
-------------------------------------------------------------------------
Materials                                                             8.4
-------------------------------------------------------------------------
Energy                                                                8.0
-------------------------------------------------------------------------
Consumer Discretionary                                                5.4
-------------------------------------------------------------------------
Consumer Staples                                                      5.0
-------------------------------------------------------------------------
Financials                                                            4.2
-------------------------------------------------------------------------
Telecommunication Services                                            3.7
-------------------------------------------------------------------------
Money Market Funds Plus Other Assets Less Liabilities                 2.2
_________________________________________________________________________
=========================================================================





SCHEDULE OF INVESTMENTS(a)

April 30, 2008
(Unaudited)





                                                       SHARES           VALUE
---------------------------------------------------------------------------------

COMMON STOCKS & OTHER EQUITY INTERESTS-96.90%

AEROSPACE & DEFENSE-12.01%

Boeing Co. (The)                                        376,448    $   31,945,377
---------------------------------------------------------------------------------
General Dynamics Corp.                                  372,296        33,663,005
---------------------------------------------------------------------------------
Honeywell International Inc.                            617,570        36,683,658
---------------------------------------------------------------------------------
Lockheed Martin Corp.                                   752,079        79,750,457
---------------------------------------------------------------------------------
Raytheon Co.                                            636,602        40,723,430
---------------------------------------------------------------------------------
United Technologies Corp.                               231,392        16,768,978
=================================================================================
                                                                      239,534,905
=================================================================================


ASSET MANAGEMENT & CUSTODY BANKS-0.86%

Janus Capital Group Inc.(b)                             610,797        17,138,964
=================================================================================


AUTO PARTS & EQUIPMENT-0.85%

BorgWarner, Inc.                                        344,632        16,938,663
=================================================================================


AUTOMOTIVE RETAIL-0.94%

AutoZone, Inc.(b)(c)                                    155,000        18,716,250
=================================================================================


BIOTECHNOLOGY-1.24%

Biogen Idec Inc.(c)                                     409,244        24,837,018
=================================================================================


COMMUNICATIONS EQUIPMENT-5.29%

Cisco Systems, Inc.(c)                                1,373,947        35,228,001
---------------------------------------------------------------------------------
Juniper Networks, Inc.(b)(c)                            619,000        17,096,780
---------------------------------------------------------------------------------
Nokia Oyj-ADR (Finland)                               1,176,085        35,364,876
---------------------------------------------------------------------------------
Research In Motion Ltd. (Canada)(c)                     145,958        17,752,872
=================================================================================
                                                                      105,442,529
=================================================================================


COMPUTER HARDWARE-8.83%

Apple Inc.(c)                                           336,823        58,590,361
---------------------------------------------------------------------------------
Hewlett-Packard Co.                                   1,827,997        84,727,661
---------------------------------------------------------------------------------
International Business Machines Corp.                   272,927        32,942,289
=================================================================================
                                                                      176,260,311
=================================================================================


CONSTRUCTION & ENGINEERING-3.42%

Chicago Bridge & Iron Co. N.V.-New York Shares          745,411        29,697,174
---------------------------------------------------------------------------------
Fluor Corp.(b)                                          251,503        38,447,264
=================================================================================
                                                                       68,144,438
=================================================================================


CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS-1.67%

Deere & Co.(b)                                          174,055        14,632,804
---------------------------------------------------------------------------------
Joy Global Inc.                                         252,809        18,771,068
=================================================================================
                                                                       33,403,872
=================================================================================


DISTILLERS & VINTNERS-1.70%

Diageo PLC (United Kingdom)(d)                        1,660,000        33,968,543
=================================================================================


DIVERSIFIED BANKS-0.92%

Unibanco-Uniao de Bancos Brasileiros S.A.-GDR
  (Brazil)                                              126,667        18,418,648
=================================================================================


DIVERSIFIED METALS & MINING-3.85%

BHP Billiton Ltd. (Australia)(d)                        394,525        15,887,911
---------------------------------------------------------------------------------
Freeport-McMoRan Copper & Gold, Inc.(b)                 194,338        22,105,948
---------------------------------------------------------------------------------
Rio Tinto PLC-ADR (United Kingdom)                       82,666        38,853,020
=================================================================================
                                                                       76,846,879
=================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        AIM LARGE CAP GROWTH FUND

                                                       SHARES           VALUE
---------------------------------------------------------------------------------
EDUCATION SERVICES-0.68%

Apollo Group Inc.-Class A(b)(c)                         265,000    $   13,488,500
=================================================================================


FERTILIZERS & AGRICULTURAL CHEMICALS-4.60%

CF Industries Holdings, Inc.                            160,000        21,392,000
---------------------------------------------------------------------------------
Mosaic Co. (The)(c)                                     276,391        33,860,661
---------------------------------------------------------------------------------
Syngenta A.G. (Switzerland)(d)                          123,000        36,422,735
=================================================================================
                                                                       91,675,396
=================================================================================


FOOTWEAR-2.01%

NIKE, Inc.-Class B(b)                                   600,496        40,113,133
=================================================================================


HEALTH CARE EQUIPMENT-3.43%

Bard (C.R.), Inc.                                       202,391        19,059,160
---------------------------------------------------------------------------------
Baxter International Inc.                               793,408        49,445,187
=================================================================================
                                                                       68,504,347
=================================================================================


HEALTH CARE SERVICES-4.32%

Express Scripts, Inc.(c)                                629,998        44,112,460
---------------------------------------------------------------------------------
Medco Health Solutions, Inc.(b)(c)                      849,882        42,103,154
=================================================================================
                                                                       86,215,614
=================================================================================


HEAVY ELECTRICAL EQUIPMENT-3.25%

ABB Ltd. (Switzerland)(c)                             2,107,807        64,761,724
=================================================================================


HOUSEHOLD PRODUCTS-0.77%

Procter & Gamble Co. (The)                              228,000        15,287,400
=================================================================================


INDUSTRIAL CONGLOMERATES-1.67%

McDermott International, Inc.(c)                        621,741        33,312,883
=================================================================================


INTEGRATED OIL & GAS-4.29%

Exxon Mobil Corp.                                       227,718        21,193,714
---------------------------------------------------------------------------------
Marathon Oil Corp.                                      526,921        24,011,790
---------------------------------------------------------------------------------
Occidental Petroleum Corp.                              485,031        40,359,430
=================================================================================
                                                                       85,564,934
=================================================================================


INTERNET RETAIL-0.95%

Expedia, Inc.(b)(c)                                     753,000        19,020,780
=================================================================================


INTERNET SOFTWARE & SERVICES-1.21%

Google Inc.-Class A(c)                                   41,865        24,042,651
=================================================================================


INVESTMENT BANKING & BROKERAGE-0.86%

Goldman Sachs Group, Inc. (The)                          89,525        17,132,399
=================================================================================


IT CONSULTING & OTHER SERVICES-3.13%

Accenture Ltd.-Class A                                1,663,738        62,473,362
=================================================================================


LIFE SCIENCES TOOLS & SERVICES-1.18%

Invitrogen Corp.(b)(c)                                  252,085        23,587,593
=================================================================================


OIL & GAS DRILLING-1.75%

ENSCO International Inc.(b)                             548,651        34,965,528
=================================================================================


OIL & GAS EQUIPMENT & SERVICES-1.32%

National-Oilwell Varco Inc.(c)                          384,824        26,341,203
=================================================================================


OIL & GAS REFINING & MARKETING-0.61%

Valero Energy Corp.                                     248,595        12,143,866
=================================================================================


PHARMACEUTICALS-3.62%

Johnson & Johnson                                       442,205        29,667,533
---------------------------------------------------------------------------------
Merck & Co. Inc.                                        655,726        24,943,817
---------------------------------------------------------------------------------
Teva Pharmaceutical Industries Ltd.-ADR (Israel)        376,000        17,589,280
=================================================================================
                                                                       72,200,630
=================================================================================


PROPERTY & CASUALTY INSURANCE-0.83%

Chubb Corp. (The)                                       314,294        16,648,153
=================================================================================


SEMICONDUCTOR EQUIPMENT-0.92%

MEMC Electronic Materials, Inc.(c)                      292,000        18,387,240
=================================================================================


SEMICONDUCTORS-2.09%

Intel Corp.                                             667,741        14,863,915
---------------------------------------------------------------------------------
NVIDIA Corp.(c)                                         565,237        11,615,620
---------------------------------------------------------------------------------
Texas Instruments Inc.                                  520,081        15,165,562
=================================================================================
                                                                       41,645,097
=================================================================================


SOFT DRINKS-1.61%

PepsiCo, Inc.                                           469,407        32,168,462
=================================================================================


SPECIALIZED FINANCE-0.71%

Nasdaq OMX Group, Inc. (The)(b)(c)                      390,501        14,233,761
=================================================================================


SYSTEMS SOFTWARE-5.86%

BMC Software, Inc.(b)(c)                                749,969        26,068,922
---------------------------------------------------------------------------------
Microsoft Corp.                                       1,903,623        54,291,328
---------------------------------------------------------------------------------
Oracle Corp.(c)                                       1,749,613        36,479,431
=================================================================================
                                                                      116,839,681
=================================================================================


WIRELESS TELECOMMUNICATION SERVICES-3.65%

America Movil S.A.B de C.V.-Series L-ADR (Mexico)       666,836        38,649,815
---------------------------------------------------------------------------------
China Mobile Ltd. (China)(d)                          1,984,000        34,234,613
=================================================================================
                                                                       72,884,428
=================================================================================
     Total Common Stocks & Other Equity Interests
       (Cost $1,491,311,601)                                        1,933,289,785
=================================================================================



PREFERRED STOCK-0.90%

BREWERS-0.90%

Companhia de Bebidas das Americas-Pfd.-ADR
  (Brazil) (Cost $17,345,987)                           245,839        18,019,999
=================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        AIM LARGE CAP GROWTH FUND

                                                       SHARES           VALUE
---------------------------------------------------------------------------------

MONEY MARKET FUNDS-2.20%

Liquid Assets Portfolio-Institutional Class(e)       21,880,388    $   21,880,388
---------------------------------------------------------------------------------
Premier Portfolio-Institutional Class(e)             21,880,388        21,880,388
=================================================================================
     Total Money Market Funds (Cost $43,760,776)                       43,760,776
=================================================================================
TOTAL INVESTMENTS (excluding investments purchased
  with cash collateral from securities on
  loan)-100.00% (Cost $1,552,418,364)                               1,995,070,560
=================================================================================



INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES ON
  LOAN


MONEY MARKET FUNDS-2.48%

Liquid Assets Portfolio-Institutional Class (Cost
  $49,489,733)(e)(f)                                 49,489,733        49,489,733
=================================================================================
TOTAL INVESTMENTS-102.48% (Cost $1,601,908,097)                     2,044,560,293
=================================================================================
OTHER ASSETS LESS LIABILITIES-(2.48)%                                 (49,448,813)
=================================================================================
NET ASSETS-100.00%                                                 $1,995,111,480
_________________________________________________________________________________
=================================================================================



Investment Abbreviations:

ADR    - American Depositary Receipt
GDR    - Global Depositary Receipt
Pfd.   - Preferred


Notes to Schedule of Investments:

(a) Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.
(b)   All or a portion of this security was out on loan at April 30, 2008.
(c)   Non-income producing security.
(d) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at April 30, 2008 was $120,513,802, which represented 6.04% of the Fund's Net Assets. See Note 1A.
(e) The money market fund and the Fund are affiliated by having the same investment advisor.
(f) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 1I.


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        AIM LARGE CAP GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2008
(Unaudited)




ASSETS:

Investments, at value (Cost
  $1,508,657,588)*                       $ 1,951,309,784
--------------------------------------------------------
Investments in affiliated money market
  funds (Cost $93,250,509)                    93,250,509
========================================================
     Total investments (Cost
       $1,601,908,097)                     2,044,560,293
========================================================
Foreign currencies, at value (Cost
  $371,172)                                      370,858
--------------------------------------------------------
Receivables for:
  Investments sold                               131,920
--------------------------------------------------------
  Fund shares sold                             3,621,689
--------------------------------------------------------
  Dividends                                    1,026,609
--------------------------------------------------------
  Fund expenses absorbed                          35,969
--------------------------------------------------------
Investment for trustee deferred
  compensation and retirement plans              261,895
--------------------------------------------------------
Other assets                                      56,719
========================================================
     Total assets                          2,050,065,952
________________________________________________________
========================================================


LIABILITIES:

Payables for:
  Fund shares reacquired                       2,696,725
--------------------------------------------------------
  Collateral upon return of securities
     loaned                                   49,489,733
--------------------------------------------------------
Trustee deferred compensation and
  retirement plans                               519,588
--------------------------------------------------------
Accrued distribution fees                        674,228
--------------------------------------------------------
Accrued trustees' and officer's fees
  and benefits                                     5,859
--------------------------------------------------------
Accrued transfer agent fees                    1,196,110
--------------------------------------------------------
Accrued operating expenses                       372,229
========================================================
     Total liabilities                        54,954,472
========================================================
Net assets applicable to shares
  outstanding                            $ 1,995,111,480
________________________________________________________
========================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest            $ 2,843,099,982
--------------------------------------------------------
Undistributed net investment income
  (loss)                                      (3,990,220)
--------------------------------------------------------
Undistributed net realized gain (loss)    (1,286,650,138)
--------------------------------------------------------
Unrealized appreciation                      442,651,856
========================================================
                                         $ 1,995,111,480
________________________________________________________
========================================================



NET ASSETS:

Class A                                  $   940,880,681
________________________________________________________
========================================================
Class B                                  $   352,275,554
________________________________________________________
========================================================
Class C                                  $   153,535,864
________________________________________________________
========================================================
Class R                                  $    10,693,940
________________________________________________________
========================================================
Investor Class                           $   306,430,075
________________________________________________________
========================================================
Institutional Class                      $   231,295,366
________________________________________________________
========================================================


SHARES OUTSTANDING, $0.001 PAR VALUE PER SHARE,
  UNLIMITED NUMBER OF SHARES AUTHORIZED:

Class A                                       77,443,641
________________________________________________________
========================================================
Class B                                       30,885,347
________________________________________________________
========================================================
Class C                                       13,458,614
________________________________________________________
========================================================
Class R                                          890,491
________________________________________________________
========================================================
Investor Class                                25,050,610
________________________________________________________
========================================================
Institutional Class                           18,611,566
________________________________________________________
========================================================
Class A:
  Net asset value per share              $         12.15
--------------------------------------------------------
  Maximum offering price per share
     (Net asset value of $12.15
     divided by 94.50%)                  $         12.86
________________________________________________________
========================================================
Class B:
  Net asset value and offering price
     per share                           $         11.41
________________________________________________________
========================================================
Class C:
  Net asset value and offering price
     per share                           $         11.41
________________________________________________________
========================================================
Class R:
  Net asset value and offering price
     per share                           $         12.01
________________________________________________________
========================================================
Investor Class:
  Net asset value and offering price
     per share                           $         12.23
________________________________________________________
========================================================
Institutional Class:
  Net asset value and offering price
     per share                           $         12.43
________________________________________________________
========================================================



* At April 30, 2008, securities with an aggregate value of $48,095,201 were on loan to brokers.


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        AIM LARGE CAP GROWTH FUND

STATEMENT OF OPERATIONS

For the six months ended April 30, 2008
(Unaudited)




INVESTMENT INCOME:

Dividends (net of foreign withholding taxes of $178,555)                           $  10,849,334
------------------------------------------------------------------------------------------------
Dividends from affiliated money market funds (includes securities lending income
  of $27,307)                                                                            615,445
================================================================================================
     Total investment income                                                          11,464,779
================================================================================================


EXPENSES:

Advisory fees                                                                          6,654,199
------------------------------------------------------------------------------------------------
Administrative services fees                                                             234,416
------------------------------------------------------------------------------------------------
Custodian fees                                                                            75,986
------------------------------------------------------------------------------------------------
Distribution fees:
  Class A                                                                              1,188,991
------------------------------------------------------------------------------------------------
  Class B                                                                              2,045,099
------------------------------------------------------------------------------------------------
  Class C                                                                                799,637
------------------------------------------------------------------------------------------------
  Class R                                                                                 26,886
------------------------------------------------------------------------------------------------
  Investor Class                                                                         284,432
------------------------------------------------------------------------------------------------
Transfer agent fees -- A, B, C, R and Investor                                         3,502,823
------------------------------------------------------------------------------------------------
Transfer agent fees -- Institutional                                                      19,812
------------------------------------------------------------------------------------------------
Trustees' and officer's fees and benefits                                                 29,352
------------------------------------------------------------------------------------------------
Other                                                                                    361,776
================================================================================================
     Total expenses                                                                   15,223,409
================================================================================================
Less: Fees waived, expenses reimbursed and expense offset arrangement(s)                (187,332)
================================================================================================
     Net expenses                                                                     15,036,077
================================================================================================
Net investment income (loss)                                                          (3,571,298)
================================================================================================


REALIZED AND UNREALIZED GAIN (LOSS) FROM:

Net realized gain (loss) from:
  Investment securities                                                                9,962,225
------------------------------------------------------------------------------------------------
  Foreign currencies                                                                    (191,981)
================================================================================================
                                                                                       9,770,244
================================================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                                             (270,385,651)
------------------------------------------------------------------------------------------------
  Foreign currencies                                                                     (10,274)
================================================================================================
                                                                                    (270,395,925)
================================================================================================
Net realized and unrealized gain (loss)                                             (260,625,681)
================================================================================================
Net increase (decrease) in net assets resulting from operations                    $(264,196,979)
________________________________________________________________________________________________
================================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        AIM LARGE CAP GROWTH FUND

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended April 30, 2008 and the year ended October 31, 2007 (Unaudited)



                                                                              APRIL 30,        OCTOBER 31,
                                                                                2008              2007
-----------------------------------------------------------------------------------------------------------

OPERATIONS:

  Net investment income (loss)                                             $   (3,571,298)   $  (10,547,743)
-----------------------------------------------------------------------------------------------------------
  Net realized gain                                                             9,770,244        92,059,612
-----------------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation)                       (270,395,925)      366,180,724
===========================================================================================================
     Net increase (decrease) in net assets resulting from operations         (264,196,979)      447,692,593
===========================================================================================================
Share transactions-net:
  Class A                                                                      (4,689,606)     (116,424,142)
-----------------------------------------------------------------------------------------------------------
  Class B                                                                     (89,842,888)     (240,673,085)
-----------------------------------------------------------------------------------------------------------
  Class C                                                                      (8,532,514)      (30,338,732)
-----------------------------------------------------------------------------------------------------------
  Class R                                                                         574,450        (1,882,749)
-----------------------------------------------------------------------------------------------------------
  Investor Class                                                              (13,935,750)      (56,295,760)
-----------------------------------------------------------------------------------------------------------
  Institutional Class                                                           9,562,851        70,700,909
===========================================================================================================
     Net increase (decrease) in net assets resulting from share
       transactions                                                          (106,863,457)     (374,913,559)
===========================================================================================================
     Net increase (decrease) in net assets                                   (371,060,436)       72,779,034
===========================================================================================================


NET ASSETS:

  Beginning of period                                                       2,366,171,916     2,293,392,882
===========================================================================================================
  End of period (including undistributed net investment income (loss) of
     $(3,990,220) and $(418,922), respectively)                            $1,995,111,480    $2,366,171,916
===========================================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10        AIM LARGE CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS

April 30, 2008
(Unaudited)


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Large Cap Growth Fund (the "Fund") is a series portfolio of AIM Equity Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of seven separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently consists of multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

  The Fund's investment objective is long-term growth of capital.

  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

        A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

        Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

        Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

        Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

        Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

        Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

        Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

        The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds as received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

        Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
      (loss) from

11        AIM LARGE CAP GROWTH FUND
      investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

        The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, Invesco Aim Advisors may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. SECURITIES LENDING -- The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities.

J. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and
      (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

        The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

K. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship

12        AIM LARGE CAP GROWTH FUND
      between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with Invesco Aim Advisors, Inc. (the "Advisor" or "Invesco Aim"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Advisor based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                            RATE
-------------------------------------------------------------------
First $250 million                                           0.695%
-------------------------------------------------------------------
Next $250 million                                            0.67%
-------------------------------------------------------------------
Next $500 million                                            0.645%
-------------------------------------------------------------------
Next $1.5 billion                                            0.62%
-------------------------------------------------------------------
Next $2.5 billion                                            0.595%
-------------------------------------------------------------------
Next $2.5 billion                                            0.57%
-------------------------------------------------------------------
Next $2.5 billion                                            0.545%
-------------------------------------------------------------------
Over $10 billion                                             0.52%
___________________________________________________________________
===================================================================




  Under the terms of a master sub-advisory agreement approved by shareholders of the Fund on February 29, 2008, effective May 1, 2008, between the Advisor and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc. and AIM Funds Management Inc. (collectively, the "Affiliated Sub-Advisors") the Advisor, not the Fund, may pay 40% of the fees paid to the Advisor to any such Affiliated Sub-Advisor(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Advisor(s).

  The Advisor has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Class A, Class B, Class C, Class R, Investor Class and Institutional Class shares to 1.32%, 2.07%, 2.07%, 1.57%, 1.32% and 1.07% of average daily net assets, respectively, through at least June 30, 2008. In determining the Advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the numbers reflected above:
(i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with Invesco Ltd. ("Invesco") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. In addition, the Fund may also benefit from a one time credit to be used to offset custodian expenses. These credits are used to pay certain expenses incurred by the Fund.

  Further, the Advisor has contractually agreed, through at least June 30, 2008, to waive advisory fees in an amount equal to 100% of the advisory fee the Advisor receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the
Fund).

  For the six months ended April 30, 2008, the Advisor waived advisory fees of $17,928 and reimbursed $34,875 of class level expenses of Class A, Class B, Class C, Class R and Investor Class shares in proportion to the relative net assets of such classes.

  At the request of the Trustees of the Trust, Invesco agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended April 30, 2008, Invesco reimbursed expenses of the Fund in the amount of $33,956.

  The Trust has entered into a master administrative services agreement with Invesco Aim pursuant to which the Fund has agreed to pay Invesco Aim for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2008, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.

  The Trust has entered into a transfer agency and service agreement with Invesco Aim Investment Services, Inc. ("IAIS") pursuant to which the Fund has agreed to pay IAIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IAIS for certain expenses incurred by IAIS in the course of providing such services. IAIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IAIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust's Board of Trustees. For the six months ended April 30, 2008, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

  The Trust has entered into master distribution agreements with Invesco Aim Distributors, Inc. ("IADI") to serve as the distributor for the Class A, Class B, Class C, Class R, Investor Class and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C, Class R and Investor Class shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays IADI compensation at

13        AIM LARGE CAP GROWTH FUND
the annual rate of 0.25% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. The Fund, pursuant to the Investor Class Plan, reimburses IADI for its allocated share of expenses incurred pursuant to the Investor Class Plan for the period, up to a maximum annual rate of 0.16% of the average daily net assets of Investor Class shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority ("FINRA") impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the six months ended April 30, 2008, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.

  Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2008, IADI advised the Fund that IADI retained $84,145 in front-end sales commissions from the sale of Class A shares and $616, $190,051, $4,726 and $0 from Class A, Class B, Class C and Class R shares, respectively, for CDSC imposed on redemptions by shareholders.

  Certain officers and trustees of the Trust are officers and directors of Invesco Aim, IAIS and/or IADI.

NOTE 3--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended April 30, 2008, the Fund engaged in securities purchases of $11,841,831.

NOTE 4--EXPENSE OFFSET ARRANGEMENTS

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions and (ii) custodian credits which result from periodic overnight cash balances at the custodian. For the six months ended April 30, 2008, the Fund received credits from these arrangements, which resulted in the reduction of the Fund's total expenses of $100,573.

NOTE 5--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

  During the six months ended April 30, 2008, the Fund paid legal fees of $4,093 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 6--BORROWINGS

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company ("SSB"), the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco Aim, not to exceed the contractually agreed upon rate.

  Additionally, the Fund participates in an uncommitted unsecured revolving credit facility with SSB. The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by Invesco Aim, which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan. During the six months ended April 30, 2008, the Fund did not borrow under the uncommitted unsecured revolving credit facility.


14        AIM LARGE CAP GROWTH FUND

NOTE 7--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions. Under these limitation rules, the Fund is limited to utilizing $1,124,502,715 of capital loss carryforward in the fiscal year ended October 31, 2008.

  The Fund had a capital loss carryforward as of October 31, 2007 which expires as follows:

                                                                                   CAPITAL LOSS
EXPIRATION                                                                         CARRYFORWARD*
------------------------------------------------------------------------------------------------
October 31, 2008                                                                  $  205,304,058
------------------------------------------------------------------------------------------------
October 31, 2009                                                                     617,527,392
------------------------------------------------------------------------------------------------
October 31, 2010                                                                     425,918,822
------------------------------------------------------------------------------------------------
October 31, 2011                                                                      35,095,604
================================================================================================
Total capital loss carryforward                                                   $1,283,845,876
________________________________________________________________________________________________
================================================================================================




* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 8--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2008 was $391,204,822 and $531,323,363, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period end.

         UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities                          $466,514,154
------------------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                         (36,436,463)
================================================================================================
Net unrealized appreciation of investment securities                                $430,077,691
________________________________________________________________________________________________
================================================================================================
Cost of investments for tax purposes is $1,614,482,602.




15        AIM LARGE CAP GROWTH FUND

NOTE 9--SHARE INFORMATION

The Fund currently consists of six different classes of shares: Class A, Class B, Class C, Class R, Investor Class and Institutional Class. Investor Class shares of the Fund are offered only to certain grandfathered investors.

  Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waiver shares may be subject to a CDSC. Class B shares and Class C shares are sold with a CDSC. Class R shares, Investor Class and Institutional Class shares are sold at net asset value. Under certain circumstances, Class R shares are subject to a CDSC. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase.

                                               CHANGES IN SHARES OUTSTANDING
--------------------------------------------------------------------------------------------------------------------------
                                                                  SIX MONTHS ENDED                     YEAR ENDED
                                                                 APRIL 30, 2008(a)                  OCTOBER 31, 2007
                                                           -----------------------------     -----------------------------
                                                              SHARES           AMOUNT           SHARES           AMOUNT
--------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                    4,961,305     $  61,785,429       7,618,152     $  91,863,662
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                    1,350,002        15,616,458       2,356,792        26,741,612
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                    1,197,992        13,956,848       1,578,033        17,980,439
--------------------------------------------------------------------------------------------------------------------------
  Class R                                                      239,520         2,924,453         361,342         4,194,311
--------------------------------------------------------------------------------------------------------------------------
  Investor Class                                             1,088,781        13,541,348       1,656,255        20,005,885
--------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                        1,495,820        18,824,342       7,234,808        87,008,177
==========================================================================================================================
Automatic conversion of Class B shares to Class A
  shares:
  Class A                                                    4,763,291        58,374,777       9,931,414       118,653,844
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                   (5,065,808)      (58,374,777)    (10,498,260)     (118,653,844)
==========================================================================================================================
Reacquired:
  Class A                                                  (10,194,272)     (124,849,812)    (27,346,381)     (326,941,648)
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                   (4,066,296)      (47,084,569)    (13,185,360)     (148,760,853)
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                   (1,944,911)      (22,489,362)     (4,282,431)      (48,319,171)
--------------------------------------------------------------------------------------------------------------------------
  Class R                                                     (196,634)       (2,350,003)       (525,094)       (6,077,060)
--------------------------------------------------------------------------------------------------------------------------
  Investor Class                                            (2,214,501)      (27,477,098)     (6,365,957)      (76,301,645)
--------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                         (738,263)       (9,261,491)     (1,318,036)      (16,307,268)
==========================================================================================================================
                                                            (9,323,974)    $(106,863,457)    (32,784,723)    $(374,913,559)
__________________________________________________________________________________________________________________________
==========================================================================================================================



(a) There is an entity that is a record owner of more than 5% of the outstanding shares of the Fund that owns 5% of the outstanding shares of the Fund. IADI has an agreement with this entity to sell Fund shares. The Fund, Invesco Aim and/or Invesco Aim affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, Invesco Aim and/or Inveso Aim affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by this entity are owned beneficially.
       In addition, 8% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds that are also advised by Invesco Aim.


16        AIM LARGE CAP GROWTH FUND

NOTE 10--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                   CLASS A
                                             -----------------------------------------------------------------------------------
                                             SIX MONTHS ENDED                         YEAR ENDED OCTOBER 31,
                                                 APRIL 30,        --------------------------------------------------------------
                                                   2008              2007          2006         2005         2004         2003
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period             $  13.67         $    11.19     $  10.12     $   9.16     $   8.88     $   7.37
--------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                      (0.01)             (0.04)(a)    (0.01)       (0.02)(b)    (0.08)(a)    (0.08)(a)
--------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
     realized and unrealized)                       (1.51)              2.52         1.08         0.98         0.36         1.59
================================================================================================================================
     Total from investment operations               (1.52)              2.48         1.07         0.96         0.28         1.51
================================================================================================================================
Net asset value, end of period                   $  12.15         $    13.67     $  11.19     $  10.12     $   9.16     $   8.88
________________________________________________________________________________________________________________________________
================================================================================================================================
Total return(c)                                    (11.12)%            22.16%       10.57%       10.48%        3.15%       20.49%
________________________________________________________________________________________________________________________________
================================================================================================================================

Ratios/supplemental data:
Net assets, end of period (000s omitted)         $940,881         $1,064,817     $981,750     $166,860     $177,498     $154,052
________________________________________________________________________________________________________________________________
================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
     reimbursements                                  1.33%(d)           1.33%        1.32%        1.47%        1.54%        1.82%
--------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
     reimbursements                                  1.34%(d)           1.34%        1.42%        1.56%        1.55%        1.82%
================================================================================================================================
Ratio of net investment income (loss) to
  average net assets                                (0.22)%(d)         (0.30)%      (0.17)%      (0.20)%(b)   (0.92)%      (1.01)%
________________________________________________________________________________________________________________________________
================================================================================================================================
Portfolio turnover rate(e)                             19%                55%          70%         103%         111%         123%
________________________________________________________________________________________________________________________________
================================================================================================================================




(a)  Calculated using average shares outstanding.
(b) Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets include a special cash dividend received of $3.00 per share owned of Microsoft Corp. on December 2, 2004. Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets excluding the special dividend are $(0.04) and (0.36)%, respectively.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(d) Ratios are annualized and based on average daily net assets of $956,419,422.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

                                                                                   CLASS B
                                              ---------------------------------------------------------------------------------
                                              SIX MONTHS ENDED                        YEAR ENDED OCTOBER 31,
                                                  APRIL 30,        ------------------------------------------------------------
                                                    2008             2007         2006         2005         2004         2003
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $  12.88         $  10.63     $   9.69     $   8.82     $   8.61     $   7.20
-------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                       (0.06)           (0.12)(a)    (0.07)       (0.09)(b)    (0.14)(a)    (0.12)(a)
-------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
     realized and unrealized)                        (1.41)            2.37         1.01         0.96         0.35         1.53
===============================================================================================================================
     Total from investment operations                (1.47)            2.25         0.94         0.87         0.21         1.41
===============================================================================================================================
Net asset value, end of period                    $  11.41         $  12.88     $  10.63     $   9.69     $   8.82     $   8.61
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Total return(c)                                     (11.41)%          21.17%        9.70%        9.86%        2.44%       19.58%
_______________________________________________________________________________________________________________________________
===============================================================================================================================

Ratios/supplemental data:
Net assets, end of period (000s omitted)          $352,276         $497,990     $637,594     $103,688     $112,931     $122,011
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
     reimbursements                                   2.08%(d)         2.08%        2.07%        2.15%        2.19%        2.47%
-------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
     reimbursements                                   2.09%(d)         2.09%        2.17%        2.24%        2.20%        2.47%
===============================================================================================================================
Ratio of net investment income (loss) to
  average net assets                                 (0.97)%(d)       (1.05)%      (0.92)%      (0.88)%(b)   (1.57)%      (1.66)%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Portfolio turnover rate(e)                              19%              55%          70%         103%         111%         123%
_______________________________________________________________________________________________________________________________
===============================================================================================================================




(a)  Calculated using average shares outstanding.
(b) Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets include a special cash dividend received of $3.00 per share owned of Microsoft Corp. on December 2, 2004. Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets excluding the special dividend are $(0.11) and (1.04)%, respectively.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(d) Ratios are annualized and based on average daily net assets of $411,267,150.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.



17        AIM LARGE CAP GROWTH FUND

                                                                                   CLASS C
                                               ------------------------------------------------------------------------------
                                               SIX MONTHS ENDED                       YEAR ENDED OCTOBER 31,
                                                   APRIL 30,        ---------------------------------------------------------
                                                     2008             2007         2006         2005        2004        2003
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period               $  12.88         $  10.63     $   9.69     $  8.83     $  8.62     $  7.21
-----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                        (0.06)           (0.12)(a)    (0.07)      (0.09)(b)   (0.14)(a)   (0.12)(a)
-----------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
     realized and unrealized)                         (1.41)            2.37         1.01        0.95        0.35        1.53
=============================================================================================================================
     Total from investment operations                 (1.47)            2.25         0.94        0.86        0.21        1.41
=============================================================================================================================
Net asset value, end of period                     $  11.41         $  12.88     $  10.63     $  9.69     $  8.83     $  8.62
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Total return(c)                                      (11.41)%          21.17%        9.70%       9.74%       2.44%      19.56%
_____________________________________________________________________________________________________________________________
=============================================================================================================================

Ratios/supplemental data:
Net assets, end of period (000s omitted)           $153,536         $182,975     $179,730     $48,293     $48,420     $44,272
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
     reimbursements                                    2.08%(d)         2.08%        2.07%       2.15%       2.19%       2.47%
-----------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
     reimbursements                                    2.09%(d)         2.09%        2.17%       2.24%       2.20%       2.47%
=============================================================================================================================
Ratio of net investment income (loss) to
  average net assets                                  (0.97)%(d)       (1.05)%      (0.92)%     (0.88)%(b)  (1.57)%     (1.66)%
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Portfolio turnover rate(e)                               19%              55%          70%        103%        111%        123%
_____________________________________________________________________________________________________________________________
=============================================================================================================================




(a)  Calculated using average shares outstanding.
(b) Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets include a special cash dividend received of $3.00 per share owned of Microsoft Corp. on December 2, 2004. Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets excluding the special dividend are $(0.11) and (1.04)%, respectively.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(d) Ratios are annualized and based on average daily net assets of $160,806,042.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

                                                                                   CLASS R
                                                  -------------------------------------------------------------------------
                                                  SIX MONTHS ENDED                    YEAR ENDED OCTOBER 31,
                                                      APRIL 30,        ----------------------------------------------------
                                                        2008             2007        2006       2005       2004       2003
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                   $ 13.53         $ 11.10     $ 10.07     $ 9.13     $ 8.87     $ 7.37
---------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                           (0.03)          (0.07)(a)   (0.03)     (0.04)(b)  (0.10)(a)  (0.09)(a)
---------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
     realized and unrealized)                            (1.49)           2.50        1.06       0.98       0.36       1.59
===========================================================================================================================
     Total from investment operations                    (1.52)           2.43        1.03       0.94       0.26       1.50
===========================================================================================================================
Net asset value, end of period                         $ 12.01         $ 13.53     $ 11.10     $10.07     $ 9.13     $ 8.87
___________________________________________________________________________________________________________________________
===========================================================================================================================
Total return(c)                                         (11.23)%         21.89%      10.23%     10.30%      2.93%     20.35%
___________________________________________________________________________________________________________________________
===========================================================================================================================

Ratios/supplemental data:
Net assets, end of period (000s omitted)               $10,694         $11,465     $11,231     $2,330     $2,761     $2,127
___________________________________________________________________________________________________________________________
===========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
     reimbursements                                       1.58%(d)        1.58%       1.57%      1.65%      1.69%      1.97%
---------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
     reimbursements                                       1.59%(d)        1.59%       1.67%      1.74%      1.70%      1.97%
===========================================================================================================================
Ratio of net investment income (loss) to
  average net assets                                     (0.47)%(d)      (0.55)%     (0.42)%    (0.38)%(b) (1.07)%    (1.16)%
___________________________________________________________________________________________________________________________
===========================================================================================================================
Portfolio turnover rate(e)                                  19%             55%         70%       103%       111%       123%
___________________________________________________________________________________________________________________________
===========================================================================================================================




(a)  Calculated using average shares outstanding.
(b) Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets include a special cash dividend received of $3.00 per share owned of Microsoft Corp. on December 2, 2004. Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets excluding the special dividend are $(0.06) and (0.54)%, respectively.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(d)  Ratios are annualized and based on average daily net assets of $10,813,562.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.



18        AIM LARGE CAP GROWTH FUND

                                                                            INVESTOR CLASS
                                     --------------------------------------------------------------------------------------------
                                                                                                               SEPTEMBER 30, 2003
                                     SIX MONTHS ENDED                  YEAR ENDED OCTOBER 31,                 (COMMENCEMENT DATE)
                                         APRIL 30,        -----------------------------------------------        TO OCTOBER 31,
                                           2008             2007         2006         2005         2004               2003
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period                                 $  13.76         $  11.25     $  10.18     $   9.20     $   8.88            $ 8.24
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)              (0.01)           (0.03)(a)    (0.01)       (0.01)(b)    (0.05)(a)(c)      (0.01)(a)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities
     (both realized and
     unrealized)                            (1.52)            2.54         1.08         0.99         0.37              0.65
=================================================================================================================================
     Total from investment
       operations                           (1.53)            2.51         1.07         0.98         0.32              0.64
=================================================================================================================================
Net asset value, end of period           $  12.23         $  13.76     $  11.25     $  10.18     $   9.20            $ 8.88
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(d)                            (11.12)%          22.31%       10.51%       10.65%        3.60%(c)          7.77%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                               $306,430         $360,073     $347,621     $358,498     $376,905            $  174
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net
  assets:
  With fee waivers and/or expense
     reimbursements                          1.26%(e)         1.24%        1.27%        1.34%        1.19%(c)          1.56%(f)
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or
     expense reimbursements                  1.27%(e)         1.25%        1.37%        1.43%        1.42%             1.56%(f)
=================================================================================================================================
Ratio of net investment income
  (loss) to average net assets              (0.15)%(e)       (0.21)%      (0.12)%      (0.07)%(b)   (0.57)%(c)        (0.75)%(f)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(g)                     19%              55%          70%         103%         111%              123%
_________________________________________________________________________________________________________________________________
=================================================================================================================================




(a)  Calculated using average shares outstanding.
(b) Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets include a special cash dividend received of $3.00 per share owned of Microsoft Corp. on December 2, 2004. Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets excluding the special dividend are $(0.03) and (0.23)%, respectively.
(c) The advisor reimbursed Investor Class expenses related to an overpayment of 12b-1 fees of the INVESCO Growth Fund paid to INVESCO Distributors, Inc., the prior distributor of INVESCO Growth Fund. Had the advisor not reimbursed these expenses, the net investment income per share, the ratio of expenses to average net assets, the ratio of net investment income to average net assets and the total return would have been $(0.07), 1.41%, (0.79)% and 3.27%, repsectively.
(d) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(e) Ratios are annualized and based on average daily net assets of $318,383,323.
(f)  Annualized.
(g) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

                                                                          INSTITUTIONAL CLASS
                                            -------------------------------------------------------------------------------
                                                                                                           APRIL 30, 2004
                                            SIX MONTHS ENDED           YEAR ENDED OCTOBER 31,           (COMMENCEMENT DATE)
                                                APRIL 30,        ----------------------------------        TO OCTOBER 31,
                                                  2008             2007         2006         2005               2004
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period            $  13.94         $  11.35     $  10.21     $   9.18           $  9.13
---------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                      0.02             0.04(a)      0.05         0.03(b)          (0.01)(a)
---------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
     realized and unrealized)                      (1.53)            2.55         1.09         1.00              0.06
===========================================================================================================================
     Total from investment operations              (1.51)            2.59         1.14         1.03              0.05
===========================================================================================================================
Net asset value, end of period                  $  12.43         $  13.94     $  11.35     $  10.21           $  9.18
___________________________________________________________________________________________________________________________
===========================================================================================================================
Total return(c)                                   (10.83)%          22.82%       11.17%       11.22%             0.55%
___________________________________________________________________________________________________________________________
===========================================================================================================================

Ratios/supplemental data:
Net assets, end of period (000s omitted)        $231,295         $248,852     $135,466     $123,368           $22,190
___________________________________________________________________________________________________________________________
===========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
     reimbursements                                 0.72%(d)         0.72%        0.74%        0.81%             0.92%(e)
---------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
     reimbursements                                 0.72%(d)         0.72%        0.76%        0.88%             0.93%(e)
===========================================================================================================================
Ratio of net investment income (loss) to
  average net assets                                0.38%(d)         0.30%        0.41%        0.46%(b)         (0.30)%(e)
___________________________________________________________________________________________________________________________
===========================================================================================================================
Portfolio turnover rate(f)                            19%              55%          70%         103%              111%
___________________________________________________________________________________________________________________________
===========================================================================================================================




(a)  Calculated using average shares outstanding.
(b) Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets include a special cash dividend received of $3.00 per share owned of Microsoft Corp. on December 2, 2004. Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets excluding the special dividend are $0.01 and 0.30%, respectively.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(d) Ratios are annualized and based on average daily net assets of $230,055,893.
(e)  Annualized.
(f) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.



19        AIM LARGE CAP GROWTH FUND

NOTE 11--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING


On May 23, 2008, the Securities and Exchange Commission ("SEC") publicly posted its final approval of the Distribution Plans ("Distribution Plans") for the distribution of monies placed into two separate Fair Funds created pursuant to a settlement reached on October 8, 2004 between Invesco Funds Group, Inc. ("IFG"), Invesco Aim Advisors, Inc. ("Invesco Aim") and Invesco Aim Distributors, Inc. ("IADI") and the SEC (the "Order"). One of the Fair Funds consists of $325 million, plus interest and any contributions by other settling parties, for distribution to shareholders of certain mutual funds formerly advised by IFG who may have been harmed by market timing and related activity. The second Fair Fund consists of $50 million, plus interest and any contributions by other settling parties, for distribution to shareholders of mutual funds advised by Invesco Aim who may have been harmed by market timing and related activity. The Distribution Plans provide for the distribution to all eligible investors to compensate such investors for injury they may have suffered as a result of market timing in the affected funds. The Distribution Plans include a provision for any residual amounts in the Fair Funds to be distributed in the future to the affected funds. Because the distribution of the Fair Funds has not yet commenced, management of Invesco Aim and the Fund are unable to estimate the amount of distribution to be made to the Fund, if any.

  At the request of the trustees of the AIM Funds, Invesco Ltd. ("Invesco"), the parent company of IFG and Invesco Aim, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.

PENDING LITIGATION AND REGULATORY INQUIRIES


  On August 30, 2005, the West Virginia Office of the State
Auditor -- Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to Invesco Aim and IADI (Order No. 05-
1318). The WVASC makes findings of fact that Invesco Aim and IADI entered into certain arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that Invesco Aim and IADI violated the West Virginia securities laws. The WVASC orders Invesco Aim and IADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute. By agreement with the Commissioner of Securities, Invesco Aim's time to respond to that Order has been indefinitely suspended.

  Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, Invesco Aim, IADI and/or related entities and individuals, depending on the lawsuit, alleging:

  - that the defendants permitted improper market timing and related activity in the AIM Funds; and

  - that certain AIM Funds inadequately employed fair value pricing. The case pending in Illinois State Court was dismissed with prejudice on May 6, 2008.

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and Employee Retirement Income Security Act of 1974, as amended ("ERISA"), negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid.

  All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various Invesco Aim- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of ERISA purportedly brought on behalf of participants in the Invesco 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On September 15, 2006, the MDL Court granted the Invesco defendants' motion to dismiss the Amended Class Action Complaint for Violations of ERISA and dismissed such Complaint. The plaintiff has commenced an appeal from that decision.

  IFG, Invesco Aim, IADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more Invesco Aim
Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost security holders. IFG, Invesco Aim and IADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, Invesco Aim and/or related entities and individuals in the future.

  At the present time, management of Invesco Aim and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on Invesco Aim, IADI or the Fund.


20        AIM LARGE CAP GROWTH FUND

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2007, through April 30, 2008.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.


---------------------------------------------------------------------------------------------------
                                                                    HYPOTHETICAL
                                                              (5% ANNUAL RETURN BEFORE
                                           ACTUAL                     EXPENSES)
                                 ------------------------------------------------------
                    BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
                  ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
      CLASS         (11/01/07)   (04/30/08)(1)   PERIOD(2)     (04/30/08)    PERIOD(2)      RATIO
---------------------------------------------------------------------------------------------------
        A           $1,000.00       $888.80        $6.25       $1,018.25       $ 6.67       1.33%
---------------------------------------------------------------------------------------------------
        B            1,000.00        885.90         9.75        1,014.52        10.42       2.08
---------------------------------------------------------------------------------------------------
        C            1,000.00        885.90         9.75        1,014.52        10.42       2.08
---------------------------------------------------------------------------------------------------
        R            1,000.00        887.70         7.42        1,017.01         7.92       1.58
---------------------------------------------------------------------------------------------------
    Investor         1,000.00        888.80         5.92        1,018.60         6.32       1.26
---------------------------------------------------------------------------------------------------



(1) The actual ending account value is based on the actual total return of the Fund for the period November 1, 2007, through April 30, 2008, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.



21        AIM LARGE CAP GROWTH FUND

APPROVAL OF SUB-ADVISORY AGREEMENT

At in-person meetings held on December      and employees of the Affiliated
12-13, 2007, the Board of Trustees of AIM   Sub-Advisors who will provide these
Equity Funds (the "Board"), including a     services. The Board concluded that the
majority of the independent trustees,       nature, extent and quality of the
voting separately, approved the             services to be provided by the Affiliated
sub-advisory agreement for AIM Large Cap    Sub-Advisors were appropriate. The Board
Growth Fund (the "Fund"), effective on or   noted that the Affiliated Sub-Advisors,
about May 1, 2008. In so doing, the Board   which have offices and personnel that are
determined that the sub-advisory            geographically dispersed in financial
agreement is in the best interests of the   centers around the world, have been
Fund and its shareholders and that the      formed in part for the purpose of
compensation to AIM Funds Management Inc.   researching and compiling information and
(AIM Funds Management Inc. anticipates      making recommendations on the markets and
changing its name to Invesco Trimark        economies of various countries and
Investment Management Inc. on or prior to   securities of companies located in such
December 31, 2008), Invesco Asset           countries or on various types of
Management Deutschland, GmbH, Invesco       investments and investment techniques,
Asset Management Limited, Invesco Asset     and providing investment advisory
Management (Japan) Limited, Invesco         services. The Board concluded that the
Australia Limited, Invesco Global Asset     sub-advisory agreement will benefit the
Management (N.A.), Inc., Invesco Hong       Fund and its shareholders by permitting
Kong Limited, Invesco Institutional         Invesco Aim to utilize the additional
(N.A.), Inc., and Invesco Senior Secured    resources and talent of the Affiliated
Management, Inc. (collectively, the         Sub-Advisors in managing the Fund.
"Affiliated Sub-Advisors") under the
sub-advisory agreement is fair and             B. Fund Performance
reasonable.
                                            The Board did not view Fund performance
   The independent trustees met             as a relevant factor in considering
separately during their evaluation of the   whether to approve the sub-advisory
sub-advisory agreement with independent     agreement for the Fund, as no Affiliated
legal counsel from whom they received       Sub-Advisor currently serves as
independent legal advice, and the           sub-advisor to the Fund.
independent trustees also received
assistance during their deliberations          C. Sub-Advisory Fees
from the independent Senior Officer, a
full-time officer of the AIM Funds who      The Board considered the services to be
reports directly to the independent         provided by the Affiliated Sub-Advisors
trustees. The sub-advisory agreement was    pursuant to the sub-advisory agreement
considered separately for the Fund,         and the services to be provided by
although the Board also considered the      Invesco Aim pursuant to the Fund's
common interests of all of the AIM Funds    advisory agreement, as well as the
in their deliberations. The Board           allocation of fees between Invesco Aim
comprehensively considered all of the       and the Affiliated Sub-Advisors pursuant
information provided to them and did not    to the sub-advisory agreement. The Board
identify any particular factor that was     noted that the sub-advisory fees have no
controlling. Furthermore, each trustee      direct effect on the Fund or its
may have evaluated the information          shareholders, as they are paid by Invesco
provided differently from one another and   Aim to the Affiliated Sub-Advisors, and
attributed different weight to the          that Invesco Aim and the Affiliated
various factors.                            Sub-Advisors are affiliates. After taking
                                            account of the Fund's contractual
   Set forth below is a discussion of the   sub-advisory fee rate, as well as other
material factors and related conclusions    relevant factors, the Board concluded
that formed the basis for the Board's       that the Fund's sub-advisory fees were
approval of the sub-advisory agreement      fair and reasonable.
for the Fund.
                                               D. Financial Resources of the
   A. Nature, Extent and Quality of               Affiliated Sub-Advisors
      Services to be Provided by the
      Affiliated Sub-Advisors               The Board considered whether each
                                            Affiliated Sub-Advisor is financially
The Board reviewed the services to be       sound and has the resources necessary to
provided by the Affiliated Sub-Advisors     perform its obligations under the
under the sub-advisory agreement and the    sub-advisory agreement, and concluded
credentials and experience of the           that each Affiliated Sub-Advisor has the
officers                                    financial resources necessary to fulfill
                                            these obligations.


22      AIM LARGE CAP GROWTH FUND

PROXY RESULTS

A Special Meeting ("Meeting") of Shareholders of AIM Large Cap Growth Fund, an investment portfolio of AIM Equity Funds, a Delaware statutory trust ("Trust"), was held on February 29, 2008. The Meeting was held for the following purpose:

(1) Approve a new sub-advisory agreement between Invesco Aim Advisors, Inc. and each of AIM Funds Management, Inc.; Invesco Asset Management Deutschland, GmbH; Invesco Asset Management Limited; Invesco Asset Management (Japan) Limited; Invesco Australia Limited; Invesco Global Asset Management (N.A.), Inc.; Invesco Hong Kong Limited; Invesco Institutional (N.A.), Inc.; and Invesco Senior Secured Management, Inc.

The results of the voting on the above matter were as follows:


                                                                              VOTES           WITHHELD/           BROKER
      MATTER                                               VOTES FOR         AGAINST         ABSTENTIONS         NON-VOTES
--------------------------------------------------------------------------------------------------------------------------
(1)   Approve a new sub-advisory agreement between
      Invesco Aim Advisors, Inc. and each of AIM Funds
      Management, Inc.; Invesco Asset Management
      Deutschland, GmbH; Invesco Asset Management
      Limited; Invesco Asset Management (Japan)
      Limited; Invesco Australia Limited; Invesco
      Global Asset Management (N.A.), Inc.; Invesco
      Hong Kong Limited; Invesco Institutional (N.A.),
      Inc.; and Invesco Senior Secured Management,
      Inc..............................................   66,685,101        3,997,848         3,040,523         21,749,577



The Meeting was adjourned until March 28, 2008, with respect to the following proposals:

(1) Elect 13 trustees to the Board of Trustees of the Trust, each of whom will serve until his or her successor is elected and qualified.

(2) Approve an amendment to the Trust's Agreement and Declaration of Trust that would permit the Board of Trustees of the Trust to terminate the Trust, the Fund, and each other series portfolio of the Trust, or a share class without a shareholder vote.

The results of the voting on the above matters were as follows:


                                                                                                WITHHELD/
      MATTERS                                                              VOTES FOR          ABSTENTIONS**
-----------------------------------------------------------------------------------------------------------
(1)*  Bob R. Baker .....................................................   558,147,935          21,377,719
      Frank S. Bayley ..................................................   558,306,754          21,218,900
      James T. Bunch ...................................................   557,895,467          21,630,187
      Bruce L. Crockett ................................................   557,847,679          21,677,975
      Albert R. Dowden .................................................   558,399,665          21,125,989
      Jack M. Fields ...................................................   558,517,529          21,008,125
      Martin L. Flanagan ...............................................   558,529,627          20,996,027
      Carl Frischling ..................................................   558,100,775          21,424,879
      Prema Mathai-Davis ...............................................   558,128,462          21,397,192
      Lewis F. Pennock .................................................   557,859,214          21,666,440
      Larry Soll, Ph.D. ................................................   557,756,013          21,769,641
      Raymond Stickel, Jr. .............................................   558,506,215          21,019,439
      Philip A. Taylor .................................................   558,406,281          21,119,373




                                                                              VOTES           WITHHELD/            BROKER
                                                         VOTES FOR           AGAINST         ABSTENTIONS         NON-VOTES
---------------------------------------------------------------------------------------------------------------------------
(2)*  Approve an amendment to the Trust's Agreement
      and Declaration of Trust that would permit the
      Board of Trustees of the Trust to terminate the
      Trust, the Fund, and each other series
      portfolio of the Trust, or a share class
      without a shareholder vote.....................   371,639,551        52,917,484         17,715,590        137,253,029



 * Proposals 1 and 2 required approval by a combined vote of all of the portfolios of AIM Equity Funds.

** Includes Broker Non-Votes.


23        AIM LARGE CAP GROWTH FUND

Supplement to Semiannual Report dated 4/30/08

AIM LARGE CAP GROWTH FUND

                                             ==========================================
INSTITUTIONAL CLASS SHARES                   AVERAGE ANNUAL TOTAL RETURNS                 incurred during the period covered by the
The following information has been           For periods ended 4/30/08                    report.
prepared to provide Institutional Class
shareholders with a performance overview     Inception                            2.48%      The performance data quoted represent
specific to their holdings. Institutional       5 Years                          10.66    past performance and cannot guarantee
Class shares are offered exclusively to         1 Year                            1.97    comparable future results; current
institutional investors, including defined      6 Months*                       -10.83    performance may be lower or higher. Please
contribution plans that meet certain                                                      visit invescoaim.com for the most recent
criteria.                                    ==========================================   month-end performance. Performance figures
                                             AVERAGE ANNUAL TOTAL RETURNS                 reflect reinvested distributions and
                                             For periods ended 3/31/08, most recent       changes in net asset value. Performance
                                             calendar quarter-end                         figures do not reflect deduction of taxes
                                                                                          a shareholder would pay on Fund
                                             Inception                            1.83%   distributions or sale of Fund shares.
                                               5 Years                           10.49    Investment return and principal value will
                                               1 Year                            -0.09    fluctuate so that you may have a gain or
                                               6 Months*                        -10.88    loss when you sell shares.

                                             *    Cumulative total return that has not
                                                  been annualized

                                             ==========================================
                                             Institutional Class shares' inception
                                             date is April 30, 2004. Returns since that
                                             date are historical returns. All other
                                             returns are blended returns of historical
                                             Institutional Class share performance and
                                             restated Class A share performance (for
                                             periods prior to the inception date of
                                             Institutional Class shares) at net asset
                                             value (NAV) and reflect the Rule 12b-1
                                             fees applicable to Class A shares. Class A
                                             shares' inception date is March 1, 1999.

                                                Institutional Class shares have no
                                             sales charge; therefore, performance is at
                                             NAV. Performance of Institutional Class
                                             shares will differ from performance of
                                             other share classes primarily due to
                                             differing sales charges and class
                                             expenses.

                                                The total annual Fund operating expense
                                             ratio set forth in the most recent Fund
                                             prospectus as of the date of this
                                             supplement for Institutional Class shares
                                             was 0.72%.The expense ratios presented
                                             above may vary from the expense ratios
                                             presented in other sections of the actual
                                             report that are based on expenses

Over for information on your Fund's expenses.

=======================================================================================
THIS SUPPLEMENT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND
PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND
EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.

FOR INSTITUTIONAL INVESTOR USE ONLY
This material is for institutional investor use only and may not be quoted, reproduced or shown to the public, nor used in written form as sales literature for public use.

                                                                                                                  [INVESCO AIM LOGO]
invescoaim.com   LCG-INS-2   Invesco Aim Distributors, Inc.                                                        - SERVICE MARK -

CALCULATING YOUR ONGOING FUND EXPENSES


EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2007, through April 30, 2008.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.


-----------------------------------------------------------------------------------------------------------
                                                                            HYPOTHETICAL
                                                                      (5% ANNUAL RETURN BEFORE
                                                   ACTUAL                     EXPENSES)
                                         ------------------------------------------------------
                            BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
                          ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
          CLASS             (11/01/07)   (04/30/08)(1)   PERIOD(2)     (04/30/08)    PERIOD(2)      RATIO
-----------------------------------------------------------------------------------------------------------
      Institutional         $1,000.00       $891.70        $3.39       $1,021.28       $3.62        0.72%
-----------------------------------------------------------------------------------------------------------



(1) The actual ending account value is based on the actual total return of the Fund for the period November 1, 2007, through April 30, 2008, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.


AIM LARGE CAP GROWTH FUND

===================================================================================================================================
EDELIVERY
INVESCOAIM.COM/EDELIVERY

REGISTER FOR EDELIVERY - eDelivery is the process of receiving your fund and account information via e-mail. Once your quarterly statements, tax forms, fund reports, and prospectuses are available, we will send you an e-mail notification containing links to these documents. For security purposes, you will need to log in to your account to view your statements and tax forms.

WHY SIGN UP?                                                       HOW DO I SIGN UP?

Register for eDelivery to:                                         It's easy. Just follow these simple steps:

-  save your Fund the cost of printing and postage.                1. Log in to your account.

-  reduce the amount of paper you receive.                         2. Click on the "Service Center" tab.

-  gain access to your documents faster by not waiting for the     3. Select "Register for eDelivery" and complete the consent
   mail.                                                              process.

-  view your documents online anytime at your convenience.

- save the documents to your personal computer or print them out for your records.

This service is provided by Invesco Aim Investment Services, Inc.
===================================================================================================================================

FUND HOLDINGS AND PROXY VOTING INFORMATION

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invescoaim.com. From our home page, click on Products & Performance, then Mutual Funds, then Fund Overview. Select your Fund from the drop-down menu and click on Complete Quarterly Holdings. Shareholders can also look up the Fund's Forms N-Q on the SEC Web site at sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC Public Reference Room in
Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 942 8090 or 800 732 0330, or by electronic request at the following e-mail address: publicinfo@sec.gov.
The SEC file numbers for the Fund are 811-01424 and 002-25469.

   A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or on the Invesco Aim Web site, invescoaim.com. On the home page, scroll down and click on Proxy Policy. The information is also available on the SEC Web site, sec.gov.

   Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2007, is available at our Web site. Go to invescoaim.com, access the About Us tab, click on Required Notices and then click on Proxy
Voting Activity. Next, select the Fund from the drop-down menu. The information is also available on the SEC Web site, sec.gov.

If used after July 20, 2008, this report must be accompanied by a Fund fact sheet or
Invesco Aim Quarterly Performance Review for the most recent quarter-end. Invesco
Aim--SERVICE MARK-- is a service mark of Invesco Aim Management Group, Inc. Invesco Aim
Advisors, Inc., Invesco Aim Capital Management, Inc., Invesco Aim Private Asset
Management, Inc. and Invesco Power-Shares Capital Management LLC are the investment advisors for the products and services represented by Invesco Aim; they each provide investment advisory services to individual and institutional clients and do not sell
securities. Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc.,              [INVESCO AIM LOGO]
Invesco Global Asset Management (N.A.), Inc., AIM Funds Management Inc. (DBA AIM Trimark               - SERVICE MARK -
Investments), Invesco Asset Management (Japan) Ltd. and Invesco Hong Kong Ltd. are
affiliated investment advisors that serve as the subadvisor for some of the products and services represented by Invesco Aim. AIM Funds Management Inc. anticipates changing its name to Invesco Trimark Investment Management Inc. (DBA Invesco Trimark) on or prior to
Dec. 31, 2008. Invesco Aim Distributors, Inc. is the distributor for the retail mutual funds, exchange-traded funds and U.S. institutional money market funds represented by
Invesco Aim. All entities are indirect, wholly owned subsidiaries of Invesco Ltd.

                                                                    invescoaim.com     LCG-SAR-1     Invesco Aim Distributors, Inc.

                              AIM SUMMIT FUND
                              Semiannual Report to Shareholders - April 30, 2008

[INVESCO AIM LOGO]
 - SERVICE MARK -

                                       [MOUNTAIN GRAPHIC]

AIM Investments                 2      Fund Performance
became INVESCO AIM              3      Letter to Shareholders
on March 31, 2008.              4      Schedule of Investments
                                7      Financial Statements
For more details,               10     Notes to Financial Statements
go to invescoaim.com            15     Financial Highlights
                                18     Fund Expenses
                                19     Approval of Sub-Advisory Agreement
                                20     Results of Proxy

                                For the most current month-end Fund performance and commentary, please visit invescoaim.com.

                                Unless otherwise noted, all data provided by Invesco Aim.

                                THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE
                                FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING
                                SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY
                                BEFORE INVESTING.

                                NOT FDIC INSURED  MAY LOSE VALUE  NO BANK GUARANTEE

FUND PERFORMANCE

=====================================================================================
PERFORMANCE SUMMARY                                                                     THE PERFORMANCE DATA QUOTED REPRESENT PAST
                                                                                        PERFORMANCE AND CANNOT GUARANTEE COMPARABLE
FUND VS. INDEXES                                                                        FUTURE RESULTS; CURRENT PERFORMANCE MAY BE
Cumulative total returns, 10/31/07 to 4/30/08, at net asset value (NAV). Performance    LOWER OR HIGHER. PLEASE VISIT
shown does not include applicable contingent deferred sales charges (CDSC) or           INVESCOAIM.COM FOR THE MOST RECENT
front-end sales charges, which would have reduced performance.                          MONTH-END PERFORMANCE. PERFORMANCE FIGURES
                                                                                        REFLECT REINVESTED DISTRIBUTIONS, CHANGES
Class A Shares                                                               -5.50%     IN NET ASSET VALUE AND THE EFFECT OF THE
Class B Shares                                                               -5.82      MAXIMUM SALES CHARGE UNLESS OTHERWISE
Class C Shares                                                               -5.88      STATED. PERFORMANCE FIGURES DO NOT REFLECT
Class P Shares                                                               -5.48      DEDUCTION OF TAXES A SHAREHOLDER WOULD PAY
S&P 500 Index(triangle) (Broad Market Index)                                 -9.63      ON FUND DISTRIBUTIONS OR SALE OF FUND
Russell 1000 Growth Index(triangle) (Style-Specific Index)                   -9.28      SHARES. INVESTMENT RETURN AND PRINCIPAL
Lipper Multi-Cap Growth Funds Index(triangle) (Peer Group Index)            -11.25      VALUE WILL FLUCTUATE SO THAT YOU MAY HAVE A
                                                                                        GAIN OR LOSS WHEN YOU SELL SHARES.
(triangle)Lipper Inc.
                                                                                           THE TOTAL ANNUAL FUND OPERATING EXPENSE
The S&P 500--REGISTERED TRADEMARK-- INDEX is a market capitalization-weighted index     RATIO SET FORTH IN THE MOST RECENT FUND
covering all major areas of the U.S. economy. It is not the 500 largest companies,      PROSPECTUS AS OF THE DATE OF THIS REPORT
but rather the most widely held 500 companies chosen with respect to market size,       FOR CLASS A, CLASS B, CLASS C AND CLASS P
liquidity and their industry.                                                           SHARES WAS 1.09%, 1.84, 1.84% AND 0.94%,
                                                                                        RESPECTIVELY. THE EXPENSE RATIOS PRESENTED
   The RUSSELL 1000--REGISTERED TRADEMARK-- GROWTH INDEX measures the performance of    ABOVE MAY VARY FROM THE EXPENSE RATIOS
those Russell 1000 companies with higher price-to-book ratios and higher forecasted     PRESENTED IN OTHER SECTIONS OF THIS REPORT
growth values. The Russell 1000 Growth Index is a trademark/service mark of the Frank   THAT ARE BASED ON EXPENSES INCURRED DURING
Russell Company. Russell --REGISTERED TRADEMARK-- is a trademark of the Frank Russell   THE PERIOD COVERED BY THIS REPORT.
Company.
                                                                                           CLASS A SHARE PERFORMANCE REFLECTS THE
   The LIPPER MULTI-CAP GROWTH FUNDS INDEX is an equally weighted representation of     MAXIMUM 5.50% SALES CHARGE, AND CLASS B AND
the largest funds in the Lipper Multi-Cap Growth Funds category. These funds            CLASS C SHARE PERFORMANCE REFLECTS THE
typically have an above-average price-to-earnings ratio, price-to-book ratio, and       APPLICABLE CONTINGENT DEFERRED SALES CHARGE
three year sales-per-share growth value compared to the S&P Composite 1500 Index.       (CDSC) FOR THE PERIOD INVOLVED. THE CDSC ON
                                                                                        CLASS B SHARES DECLINES FROM 5% BEGINNING
   The Fund is not managed to track the performance of any particular index,            AT THE TIME OF PURCHASE TO 0% AT THE
including the indexes defined here, and consequently, the performance of the Fund may   BEGINNING OF THE SEVENTH YEAR. THE CDSC ON
deviate significantly from the performance of the indexes.                              CLASS C SHARES IS 1% FOR THE FIRST YEAR
                                                                                        AFTER PURCHASE. CLASS P SHARES DO NOT HAVE
   A direct investment cannot be made in an index. Unless otherwise indicated, index    A FRONT-END SALES CHARGE OR CONTINGENT
results include reinvested dividends, and they do not reflect sales charges.            DEFERRED SALES CHARGE (CDSC); THEREFORE,
Performance of an index of funds reflects fund expenses; performance of a market        RETURNS SHOWN ARE AT NET ASSET VALUE. THE
index does not.                                                                         PERFORMANCE NUMBERS SHOWN DO NOT REFLECT
=====================================================================================   THE CREATION AND SALES CHARGES AND OTHER
                                                                                        FEES ASSESSED BY THE AIM SUMMIT INVESTORS
=========================================   =========================================   PLANS, WHICH WERE DISSOLVED EFFECTIVE
AVERAGE ANNUAL TOTAL RETURNS                AVERAGE ANNUAL TOTAL RETURNS                DECEMBER 8, 2006.
As of 4/30/08, including maximum            As of 3/31/08, the most recent calendar
applicable sales charges                    quarter-end, including maximum applicable      THE PERFORMANCE OF THE FUND'S SHARE
                                            sales charges                               CLASSES WILL DIFFER PRIMARILY DUE TO
                                                                                        DIFFERENT SALES CHARGE STRUCTURES AND CLASS
CLASS A SHARES                              CLASS A SHARES                              EXPENSES.
Inception (10/31/05)                 8.27%  Inception (10/31/05)                 6.07%
 1 Year                              0.36    1 Year                             -1.31

CLASS B SHARES                              CLASS B SHARES
Inception (10/31/05)                 8.87%  Inception (10/31/05)                 6.65%
 1 Year                              0.49    1 Year                             -1.21

CLASS C SHARES                              CLASS C SHARES
Inception (10/31/05)                 9.89%  Inception (10/31/05)                 7.77%
 1 Year                              4.42    1 Year                              2.72

CLASS P SHARES                              CLASS P SHARES
Inception (11/1/82)                  10.15% Inception (11/1/82)                  9.95%
10 Years                             3.56   10 Years                             3.24
 5 Years                            14.28    5 Years                            14.42
 1 Year                              6.34    1 Year                              4.75
=========================================   =========================================


2      AIM SUMMIT FUND

                       Dear Fellow AIM Fund Shareholders:
                       The lines of communication are open: More than 250 of you have responded to the invitation I extended in my previous letter to complete an online survey, and more than 50 shareholders have contacted me directly by
     [CROCKETT         e-mail. When I could respond quickly and easily to a shareholder's specific concern I did, but the messages
       PHOTO]          for the most part raised consistent issues that I respond to here.

                          I have received many suggestions, a few complaints, and one offer to buy a gold mine! In general, your letters expressed an appreciation for transparency, frankness and the opportunity to comment. Nevertheless,
   Bruce Crockett      several shareholders found room for improvement in communications. Some would like more concise letters while others would prefer reports to be more customized for their particular information needs. With these reports going to tens of thousands of people, shareholder communications necessarily have to cover those issues common to a diverse population as well as the information required by law. The ability to change or further customize letters and reports is also affected by technology, timeliness and cost.

   Online survey responders preferred electronic communications to paper at a ratio of 63% to 37%. Direct responders expressed more of a preference for paper, especially for long reports. Electronic communications are more cost-effective than paper communications that have to be printed and mailed, so I encourage those who have resisted electronic communications to give them a try.

   The correspondence shows that improving fund performance and reducing shareholder costs remain the key shareholder concerns.
Several letters noted individual funds where performance had changed for the better, while others remained dissatisfied with the returns from funds they hold. Although 75% of the online survey responders wanted to see more overall fund performance data in these letters, and 58% wanted more information on individual funds, Securities and Exchange Commission (SEC) and Financial Industry
Regulatory Authority (FINRA) rules are very specific about the way fund performance can be discussed in print. Respect for those rules prevents me from commenting on individual funds or very recent results here, but I can assure you that your Board and all of its Investments subcommittees continue to work with Invesco Aim to make improved performance a top priority for all fund managers.

   Expense levels came up as another dominant issue, and no respondent felt these were too low. Several shareholders questioned the need for 12b-1 fees, which cover the cost of distributing fund shares and thereby help the fund to attract new assets. Your Board reviews the funds' 12b-1 fees annually with the shareholders' best interests in mind. While your Board keeps its eye on containing or lowering these fees wherever possible, we also are mindful that 12b-1 fees may be necessary in order to maintain an effective distribution system for fund shares.

   The value of communication between the Board and shareholders has been noted within and beyond the Invesco Aim community. In the online survey, 87% of the respondents felt it was either somewhat or very important to hear directly from the Board, with 55%
saying it was very important. Morningstar --TRADEMARK--, the mutual fund tracking company, also commented favorably on this channel of communication in its fall 2007 update of fund stewardship grades, where Invesco Aim was one of fewer than 10 fund boards to get an A for board quality, according to BoardIQ (11/13/07).

   In other news, Ruth Quigley retired from your Board at the end of 2007, and we thank her for her many years of dedicated service. Larry Soll has assumed Ruth's place as a vice chair of the Investments Committee. The Valuation Committee, which Ruth used to chair, has been reorganized as the Valuation, Distribution and Proxy Oversight Committee under the chairmanship of Carl
Frischling. The elevation of proxy oversight to standing committee status responds to suggestions from shareholders. In addition,
Prema Mathai-Davis assumed my seat on the Governance Committee, and I moved to the Audit Committee.

   Your Board looks forward to another year of diligent effort on your behalf, and we are even more strongly motivated by your feedback. The invitation remains open to e-mail me at bruce@brucecrockett.com. I look forward to hearing from you.

Sincerely,


/s/ BRUCE L. CROCKETT


Bruce L. Crockett
Independent Chair
AIM Funds Board of Trustees

June 16, 2008


3      AIM SUMMIT FUND

PORTFOLIO COMPOSITION

By sector, based on Net Assets
as of April 30, 2008



-------------------------------------------------------------------------
Industrials                                                          19.9%
-------------------------------------------------------------------------
Information Technology                                               16.2
-------------------------------------------------------------------------
Energy                                                               14.9
-------------------------------------------------------------------------
Consumer Staples                                                     13.9
-------------------------------------------------------------------------
Health Care                                                          11.5
-------------------------------------------------------------------------
Materials                                                             6.1
-------------------------------------------------------------------------
Financials                                                            4.1
-------------------------------------------------------------------------
Consumer Discretionary                                                3.3
-------------------------------------------------------------------------
Telecommunication Services                                            2.5
-------------------------------------------------------------------------
Money Market Funds Plus Other Assets Less Liabilities                 7.6
_________________________________________________________________________
=========================================================================





SCHEDULE OF INVESTMENTS(a)

April 30, 2008
(Unaudited)





                                                       SHARES           VALUE
---------------------------------------------------------------------------------

COMMON STOCKS & OTHER EQUITY INTERESTS-92.44%

AEROSPACE & DEFENSE-7.67%

Boeing Co. (The)                                        400,000    $   33,944,000
---------------------------------------------------------------------------------
General Dynamics Corp.                                  209,306        18,925,449
---------------------------------------------------------------------------------
Honeywell International Inc.                            303,003        17,998,378
---------------------------------------------------------------------------------
Lockheed Martin Corp.                                   113,221        12,005,955
---------------------------------------------------------------------------------
Precision Castparts Corp.                               300,319        35,305,502
---------------------------------------------------------------------------------
Rockwell Collins, Inc.                                  155,000         9,782,050
---------------------------------------------------------------------------------
Spirit AeroSystems Holdings Inc.-Class A(b)             400,000        11,668,000
---------------------------------------------------------------------------------
United Technologies Corp.                               586,224        42,483,653
=================================================================================
                                                                      182,112,987
=================================================================================


APPLICATION SOFTWARE-3.87%

Adobe Systems Inc.(b)                                   959,875        35,793,739
---------------------------------------------------------------------------------
Amdocs Ltd.(b)                                          383,800        12,043,644
---------------------------------------------------------------------------------
Autodesk, Inc.(b)                                       560,801        21,310,438
---------------------------------------------------------------------------------
Intuit Inc.(b)                                          840,140        22,658,576
=================================================================================
                                                                       91,806,397
=================================================================================


ASSET MANAGEMENT & CUSTODY BANKS-0.39%

T. Rowe Price Group Inc.                                156,963         9,191,753
=================================================================================


AUTO PARTS & EQUIPMENT-0.76%

BorgWarner, Inc.                                        190,852         9,380,376
---------------------------------------------------------------------------------
Johnson Controls, Inc.                                  243,352         8,580,591
=================================================================================
                                                                       17,960,967
=================================================================================


BIOTECHNOLOGY-2.58%

Biogen Idec Inc.(b)                                     296,000        17,964,240
---------------------------------------------------------------------------------
Genentech, Inc.(b)                                      245,000        16,709,000
---------------------------------------------------------------------------------
Gilead Sciences, Inc.(b)                                512,600        26,532,176
=================================================================================
                                                                       61,205,416
=================================================================================


COMMUNICATIONS EQUIPMENT-2.59%

Cisco Systems, Inc.(b)                                1,345,000        34,485,800
---------------------------------------------------------------------------------
Nokia Oyj-ADR (Finland)                                 351,207        10,560,795
---------------------------------------------------------------------------------
QUALCOMM Inc.                                           190,000         8,206,100
---------------------------------------------------------------------------------
Research In Motion Ltd. (Canada)(b)                      68,313         8,308,910
=================================================================================
                                                                       61,561,605
=================================================================================


COMPUTER HARDWARE-0.43%

Apple Inc.(b)                                            59,070        10,275,227
=================================================================================


COMPUTER STORAGE & PERIPHERALS-0.43%

Seagate Technology                                      537,724        10,146,852
=================================================================================


CONSTRUCTION & ENGINEERING-3.80%

Chicago Bridge & Iron Co. N.V.-New York Shares          418,855        16,687,183
---------------------------------------------------------------------------------
Fluor Corp.                                             175,000        26,752,250
---------------------------------------------------------------------------------
Foster Wheeler Ltd.(b)                                  462,712        29,470,127
---------------------------------------------------------------------------------
Jacobs Engineering Group Inc.(b)                        200,000        17,266,000
=================================================================================
                                                                       90,175,560
=================================================================================


CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS-0.61%

Komatsu Ltd. (Japan)(c)                                 475,000        14,518,413
=================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4        AIM SUMMIT FUND

                                                       SHARES           VALUE
---------------------------------------------------------------------------------
CONSUMER ELECTRONICS-1.05%

Garmin Ltd.(d)                                          436,976    $   17,872,318
---------------------------------------------------------------------------------
Harman International Industries, Inc.                   174,000         7,111,380
=================================================================================
                                                                       24,983,698
=================================================================================


DIVERSIFIED METALS & MINING-4.24%

BHP Billiton Ltd. (Australia)(c)                      1,405,000        56,580,737
---------------------------------------------------------------------------------
Companhia Vale do Rio Doce-ADR (Brazil)(d)              661,021        25,832,701
---------------------------------------------------------------------------------
Rio Tinto PLC (United Kingdom)(c)                       100,000        11,607,345
---------------------------------------------------------------------------------
Titanium Metals Corp.(d)                                440,000         6,705,600
=================================================================================
                                                                      100,726,383
=================================================================================


ELECTRICAL COMPONENTS & EQUIPMENT-1.29%

Emerson Electric Co.                                    587,000        30,676,620
=================================================================================


FERTILIZERS & AGRICULTURAL CHEMICALS-1.89%

Monsanto Co.                                            148,143        16,891,265
---------------------------------------------------------------------------------
Mosaic Co. (The)(b)                                     228,894        28,041,804
=================================================================================
                                                                       44,933,069
=================================================================================


FOOD RETAIL-1.31%

Kroger Co. (The)                                      1,142,126        31,122,934
=================================================================================


FOOTWEAR-0.97%

NIKE, Inc.-Class B                                      345,242        23,062,166
=================================================================================


HEALTH CARE EQUIPMENT-2.24%

Baxter International Inc.                               550,099        34,282,170
---------------------------------------------------------------------------------
St. Jude Medical, Inc.(b)                               263,882        11,552,754
---------------------------------------------------------------------------------
Varian Medical Systems, Inc.(b)                         154,771         7,255,664
=================================================================================
                                                                       53,090,588
=================================================================================


HEALTH CARE SERVICES-1.94%

Express Scripts, Inc.(b)                                288,676        20,213,093
---------------------------------------------------------------------------------
Pediatrix Medical Group, Inc.(b)                        120,946         8,226,747
---------------------------------------------------------------------------------
Quest Diagnostics Inc.                                  350,000        17,563,000
=================================================================================
                                                                       46,002,840
=================================================================================


HEAVY ELECTRICAL EQUIPMENT-1.18%

ABB Ltd. (Switzerland)                                  914,652        28,102,402
=================================================================================


HOUSEHOLD PRODUCTS-6.20%

Clorox Co. (The)                                        637,771        33,801,863
---------------------------------------------------------------------------------
Colgate-Palmolive Co.                                   771,039        54,512,457
---------------------------------------------------------------------------------
Procter & Gamble Co. (The)                              876,989        58,802,113
=================================================================================
                                                                      147,116,433
=================================================================================


INDUSTRIAL CONGLOMERATES-1.61%

McDermott International, Inc.(b)                        712,014        38,149,710
=================================================================================


INDUSTRIAL MACHINERY-1.59%

Fanuc Ltd. (Japan)(c)                                   262,000        27,747,535
---------------------------------------------------------------------------------
Parker Hannifin Corp.                                   124,750         9,961,287
=================================================================================
                                                                       37,708,822
=================================================================================


INTEGRATED OIL & GAS-5.97%

Exxon Mobil Corp.                                       647,718        60,283,114
---------------------------------------------------------------------------------
Marathon Oil Corp.                                      425,000        19,367,250
---------------------------------------------------------------------------------
Occidental Petroleum Corp.                              644,271        53,609,790
---------------------------------------------------------------------------------
Suncor Energy, Inc. (Canada)                             75,000         8,451,750
=================================================================================
                                                                      141,711,904
=================================================================================


INTERNET SOFTWARE & SERVICES-3.39%

Google Inc.-Class A(b)                                  140,093        80,454,009
=================================================================================


IT CONSULTING & OTHER SERVICES-2.17%

Accenture Ltd.-Class A                                1,154,266        43,342,688
---------------------------------------------------------------------------------
Cognizant Technology Solutions Corp.-Class A(b)         250,000         8,062,500
=================================================================================
                                                                       51,405,188
=================================================================================


LIFE SCIENCES TOOLS & SERVICES-0.37%

Applera Corp.-Applied Biosystems Group                  277,000         8,839,070
=================================================================================


MANAGED HEALTH CARE-2.03%

Coventry Health Care, Inc.(b)                           333,000        14,895,090
---------------------------------------------------------------------------------
UnitedHealth Group Inc.                                 450,000        14,683,500
---------------------------------------------------------------------------------
WellPoint Inc.(b)                                       376,230        18,717,443
=================================================================================
                                                                       48,296,033
=================================================================================


MARINE-2.12%

Mitsui O.S.K. Lines, Ltd. (Japan)(c)(d)               1,794,000        24,521,871
---------------------------------------------------------------------------------
Nippon Yusen Kabushiki Kaisha (Japan)(c)(d)           2,644,000        25,826,301
=================================================================================
                                                                       50,348,172
=================================================================================


MULTI-LINE INSURANCE-0.56%

Assurant, Inc.                                          203,287        13,213,655
=================================================================================


OIL & GAS DRILLING-2.17%

ENSCO International Inc.                                178,151        11,353,563
---------------------------------------------------------------------------------
Transocean Inc.                                         272,606        40,198,481
=================================================================================
                                                                       51,552,044
=================================================================================


OIL & GAS EQUIPMENT & SERVICES-5.03%

Baker Hughes Inc.                                       473,700        38,312,856
---------------------------------------------------------------------------------
Cameron International Corp.(b)                          541,460        26,656,076
---------------------------------------------------------------------------------
National-Oilwell Varco Inc.(b)                          305,864        20,936,391
---------------------------------------------------------------------------------
Schlumberger Ltd.                                       333,079        33,491,093
=================================================================================
                                                                      119,396,416
=================================================================================


OIL & GAS EXPLORATION & PRODUCTION-0.54%

Apache Corp.                                             95,070        12,804,028
=================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        AIM SUMMIT FUND

                                                       SHARES           VALUE
---------------------------------------------------------------------------------
OIL & GAS REFINING & MARKETING-1.23%

Valero Energy Corp.                                     596,118    $   29,120,364
=================================================================================


PACKAGED FOODS & MEATS-3.18%

Campbell Soup Co.                                       900,000        31,320,000
---------------------------------------------------------------------------------
Kellogg Co.                                             864,000        44,210,880
=================================================================================
                                                                       75,530,880
=================================================================================


PHARMACEUTICALS-2.33%

Johnson & Johnson                                       660,900        44,339,781
---------------------------------------------------------------------------------
Shire PLC (United Kingdom)(c)                           593,057        10,904,909
=================================================================================
                                                                       55,244,690
=================================================================================


PROPERTY & CASUALTY INSURANCE-2.72%

ACE Ltd.                                                512,196        30,880,297
---------------------------------------------------------------------------------
Chubb Corp. (The)                                       637,000        33,741,890
=================================================================================
                                                                       64,622,187
=================================================================================


PUBLISHING-0.50%

Morningstar, Inc.(b)                                    204,578        11,861,432
=================================================================================


SEMICONDUCTORS-0.50%

NVIDIA Corp.(b)                                         574,046        11,796,645
=================================================================================


SOFT DRINKS-3.21%

Hansen Natural Corp.(b)(d)                              521,348        18,450,506
---------------------------------------------------------------------------------
PepsiCo, Inc.                                           842,911        57,764,691
=================================================================================
                                                                       76,215,197
=================================================================================


SPECIALIZED FINANCE-0.39%

Moody's Corp.(d)                                        252,513         9,332,880
=================================================================================


SYSTEMS SOFTWARE-2.66%

Microsoft Corp.                                       2,210,266        63,036,786
=================================================================================


TECHNOLOGY DISTRIBUTORS-0.18%

Anixter International Inc.(b)(d)                         75,720         4,313,768
=================================================================================


WIRELESS TELECOMMUNICATION SERVICES-2.55%

China Mobile Ltd. (China)(c)                            782,000        13,493,683
---------------------------------------------------------------------------------
KDDI Corp. (Japan)(c)(d)                                  7,320        47,121,668
=================================================================================
                                                                       60,615,351
=================================================================================
     Total Common Stocks & Other Equity Interests
       (Cost $1,919,788,355)                                        2,194,341,541
=================================================================================



MONEY MARKET FUNDS-7.69%

Liquid Assets Portfolio-Institutional Class(e)       91,335,663        91,335,663
---------------------------------------------------------------------------------
Premier Portfolio-Institutional Class(e)             91,335,663        91,335,663
=================================================================================
     Total Money Market Funds (Cost $182,671,326)                     182,671,326
=================================================================================
TOTAL INVESTMENTS (excluding investments purchased
  with cash collateral from securities on
  loan)-100.13% (Cost $2,102,459,681)                               2,377,012,867
=================================================================================



INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES ON
  LOAN


MONEY MARKET FUNDS-2.83%

Liquid Assets Portfolio-Institutional Class (Cost
  $67,140,062)(e)(f)                                 67,140,062        67,140,062
=================================================================================
TOTAL INVESTMENTS-102.96% (Cost $2,169,599,743)                     2,444,152,929
=================================================================================
OTHER ASSETS LESS LIABILITIES-(2.96)%                                 (70,307,082)
=================================================================================
NET ASSETS-100.00%                                                 $2,373,845,847
_________________________________________________________________________________
=================================================================================



Investment Abbreviations:

ADR  - American Depositary Receipt


Notes to Schedule of Investments:

(a) Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.
(b)   Non-income producing security.
(c) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at April 30, 2008 was $232,322,462, which represented 9.79% of the Fund's Net Assets. See Note 1A.
(d)   All or a portion of this security was out on loan at April 30, 2008.
(e) The money market fund and the Fund are affiliated by having the same investment advisor.
(f) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 1I.


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        AIM SUMMIT FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2008
(Unaudited)




ASSETS:

Investments, at value (Cost
  $1,919,788,355)*                       $2,194,341,541
-------------------------------------------------------
Investments in affiliated money market
  funds (Cost $249,811,388)                 249,811,388
=======================================================
     Total investments (Cost
       $2,169,599,743)                    2,444,152,929
=======================================================
Receivables for:
  Investments sold                              640,943
-------------------------------------------------------
  Fund shares sold                              313,366
-------------------------------------------------------
  Dividends                                   2,762,225
-------------------------------------------------------
Investment for trustee deferred
  compensation and retirement plans             101,954
-------------------------------------------------------
Other assets                                     48,767
=======================================================
     Total assets                         2,448,020,184
_______________________________________________________
=======================================================


LIABILITIES:

Payables for:
  Investments purchased                       4,851,920
-------------------------------------------------------
  Fund shares reacquired                        960,700
-------------------------------------------------------
  Collateral upon return of securities
     loaned                                  67,140,062
-------------------------------------------------------
Trustee deferred compensation and
  retirement plans                              297,238
-------------------------------------------------------
Accrued distribution fees                       204,052
-------------------------------------------------------
Accrued trustees' and officer's fees
  and benefits                                    5,709
-------------------------------------------------------
Accrued transfer agent fees                     434,073
-------------------------------------------------------
Accrued operating expenses                      280,583
=======================================================
     Total liabilities                       74,174,337
=======================================================
Net assets applicable to shares
  outstanding                            $2,373,845,847
_______________________________________________________
=======================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest            $1,917,785,746
-------------------------------------------------------
Undistributed net investment income           4,945,758
-------------------------------------------------------
Undistributed net realized gain             176,600,761
-------------------------------------------------------
Unrealized appreciation                     274,513,582
=======================================================
                                         $2,373,845,847
_______________________________________________________
=======================================================



NET ASSETS:

Class A                                  $   21,265,608
_______________________________________________________
=======================================================
Class B                                  $    3,660,228
_______________________________________________________
=======================================================
Class C                                  $    2,859,433
_______________________________________________________
=======================================================
Class P                                  $2,346,060,578
_______________________________________________________
=======================================================


SHARES OUTSTANDING, $0.001 PAR VALUE PER SHARE,
  UNLIMITED NUMBER OF SHARES AUTHORIZED:

Class A                                       1,485,402
_______________________________________________________
=======================================================
Class B                                         259,299
_______________________________________________________
=======================================================
Class C                                         202,633
_______________________________________________________
=======================================================
Class P                                     163,327,517
_______________________________________________________
=======================================================
Class A:
  Net asset value per share              $        14.32
-------------------------------------------------------
  Maximum offering price per share
     (Net asset value of $14.32
     divided by 94.50%)                  $        15.15
_______________________________________________________
=======================================================
Class B:
  Net asset value and offering price
     per share                           $        14.12
_______________________________________________________
=======================================================
Class C:
  Net asset value and offering price
     per share                           $        14.11
_______________________________________________________
=======================================================
Class P:
  Net asset value and offering price
     per share                           $        14.36
_______________________________________________________
=======================================================



* At April 30, 2008, securities with an aggregate value of $64,064,922 were on loan to brokers.


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        AIM SUMMIT FUND

STATEMENT OF OPERATIONS

For the six months ended April 30, 2008
(Unaudited)




INVESTMENT INCOME:
Dividends (net of foreign withholding taxes of $203,482)                           $  12,564,169
------------------------------------------------------------------------------------------------
Dividends from affiliated money market funds (includes securities lending income
  of $150,000)                                                                         3,274,820
================================================================================================
     Total investment income                                                          15,838,989
================================================================================================


EXPENSES:

Advisory fees                                                                          7,539,392
------------------------------------------------------------------------------------------------
Administrative services fees                                                             244,129
------------------------------------------------------------------------------------------------
Custodian fees                                                                            48,761
------------------------------------------------------------------------------------------------
Distribution fees:
  Class A                                                                                 18,830
------------------------------------------------------------------------------------------------
  Class B                                                                                 16,493
------------------------------------------------------------------------------------------------
  Class C                                                                                  9,069
------------------------------------------------------------------------------------------------
  Class P                                                                              1,179,307
------------------------------------------------------------------------------------------------
Transfer agent fees                                                                    1,477,831
------------------------------------------------------------------------------------------------
Trustees' and officer's fees and benefits                                                 31,868
------------------------------------------------------------------------------------------------
Other                                                                                    231,177
================================================================================================
     Total expenses                                                                   10,796,857
================================================================================================
Less: Fees waived, expenses reimbursed and expense offset arrangement(s)                (180,535)
================================================================================================
     Net expenses                                                                     10,616,322
================================================================================================
Net investment income                                                                  5,222,667
================================================================================================


REALIZED AND UNREALIZED GAIN (LOSS) FROM:

Net realized gain (loss) from:
  Investment securities (includes net gains (losses) from securities sold to
     affiliates of $(3,055,750))                                                     177,306,626
------------------------------------------------------------------------------------------------
  Foreign currencies                                                                    (625,774)
================================================================================================
                                                                                     176,680,852
================================================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                                             (325,816,359)
------------------------------------------------------------------------------------------------
  Foreign currencies                                                                     (36,558)
================================================================================================
                                                                                    (325,852,917)
================================================================================================
Net realized and unrealized gain (loss)                                             (149,172,065)
================================================================================================
Net increase (decrease) in net assets resulting from operations                    $(143,949,398)
________________________________________________________________________________________________
================================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        AIM SUMMIT FUND

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended April 30, 2008 and the year ended October 31, 2007 (Unaudited)



                                                                              APRIL 30,        OCTOBER 31,
                                                                                2008               2007
------------------------------------------------------------------------------------------------------------

OPERATIONS:

  Net investment income                                                    $    5,222,667     $   13,022,934
------------------------------------------------------------------------------------------------------------
  Net realized gain                                                           176,680,852        242,702,771
------------------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation)                       (325,852,917)       232,367,826
============================================================================================================
     Net increase (decrease) in net assets resulting from operations         (143,949,398)       488,093,531
============================================================================================================
Distributions to shareholders from net investment income:
  Class A                                                                         (54,330)           (22,943)
------------------------------------------------------------------------------------------------------------
  Class B                                                                          (1,045)            (8,165)
------------------------------------------------------------------------------------------------------------
  Class C                                                                            (480)              (783)
------------------------------------------------------------------------------------------------------------
  Class P                                                                     (12,056,690)       (14,056,491)
============================================================================================================
     Total distributions from net investment income                           (12,112,545)       (14,088,382)
============================================================================================================
Distributions to shareholders from net realized gains:
  Class A                                                                        (172,644)                --
------------------------------------------------------------------------------------------------------------
  Class B                                                                         (41,100)                --
------------------------------------------------------------------------------------------------------------
  Class C                                                                         (18,906)                --
------------------------------------------------------------------------------------------------------------
  Class P                                                                     (32,665,990)                --
============================================================================================================
     Total distributions from net realized gains                              (32,898,640)               --
============================================================================================================
Share transactions-net:
  Class A                                                                      10,505,612          5,573,280
------------------------------------------------------------------------------------------------------------
  Class B                                                                       1,169,667          1,686,800
------------------------------------------------------------------------------------------------------------
  Class C                                                                       1,936,546            852,377
------------------------------------------------------------------------------------------------------------
  Class P                                                                     (60,786,129)      (251,273,210)
============================================================================================================
     Net increase (decrease) in net assets resulting from share
       transactions                                                           (47,174,304)      (243,160,753)
============================================================================================================
     Net increase (decrease) in net assets                                   (236,134,887)       230,844,396
============================================================================================================


NET ASSETS:

  Beginning of period                                                       2,609,980,734      2,379,136,338
============================================================================================================
  End of period (including undistributed net investment income of
     $4,945,758 and $11,835,636, respectively)                             $2,373,845,847     $2,609,980,734
____________________________________________________________________________________________________________
============================================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        AIM SUMMIT FUND

NOTES TO FINANCIAL STATEMENTS

April 30, 2008
(Unaudited)


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Summit Fund (the "Fund") is a series portfolio of AIM Equity Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of seven separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

  Prior to April 30, 2008, the Fund operated as AIM Summit Fund the sole series portfolio of AIM Summit Fund (the "Predecessor Fund"). The Predecessor Fund was reorganized on April 29, 2008, as a series Portfolio of the Trust.

  The Fund's investment objective is growth of capital.

  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

        A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

        Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

        Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

        Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

        Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

        Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

        Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

        The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds as received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.


10        AIM SUMMIT FUND

        Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
      (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

        The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, Invesco Aim Advisors may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. SECURITIES LENDING -- The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities.

J. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and
      (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

        The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

K. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship

11        AIM SUMMIT FUND
      between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with Invesco Aim Advisors, Inc. (the "Advisor" or "Invesco Aim"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Advisor based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                            RATE
-------------------------------------------------------------------
First $10 million                                            1.00%
-------------------------------------------------------------------
Next $140 million                                            0.75%
-------------------------------------------------------------------
Over $150 million                                            0.625%
___________________________________________________________________
===================================================================




  Under the terms of a master sub-advisory agreement approved by shareholders of the Fund on February 29, 2008, effective May 1, 2008, between the Advisor and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc. and AIM Funds Management Inc. (collectively, the "Affiliated Sub-Advisors") the Advisor, not the Fund, may pay 40% of the fees paid to the Advisor to any such Affiliated Sub-Advisor(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Advisor(s).

  The Advisor has contractually agreed, through at least June 30, 2008, to waive advisory fees in an amount equal to 100% of the advisory fee the Advisor receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the Fund).

  For the six months ended April 30, 2008, the Advisor waived advisory fees of $103,451.

  At the request of the Trustees of the Trust, Invesco Ltd. ("Invesco") agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended April 30, 2008, Invesco reimbursed expenses of the Fund in the amount of $25,045.

  The Trust has entered into a master administrative services agreement with Invesco Aim pursuant to which the Fund has agreed to pay Invesco Aim for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2008, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.

  The Trust has entered into a transfer agency and service agreement with Invesco Aim Investment Services, Inc. ("IAIS") pursuant to which the Fund has agreed to pay IAIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IAIS for certain expenses incurred by IAIS in the course of providing such services. IAIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IAIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust's Board of Trustees. For the six months ended April 30, 2008, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

  The Fund has entered into master distribution agreements with Invesco Aim Distributors, Inc. ("IADI") to serve as the distributor for the Class A, Class B, Class C and Class P shares. The Fund has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C shares and Class P shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays IADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and Class C shares and 0.10% of Class P shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority ("FINRA") impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the six months ended April 30, 2008, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.

  Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2008, IADI advised the Fund that IADI retained $8,905 in front-end sales commissions from the sale of Class A shares and $10, $292 and $241 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

  Certain officers and trustees of the Trust are officers and directors of Invesco Aim, IAIS and/or IADI.

NOTE 3--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio

12        AIM SUMMIT FUND
that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended April 30, 2008, the Fund engaged in securities sales of $12,186,000, which resulted in net realized gains (losses) of $(3,055,750), and securities purchases of $8,847,582.

NOTE 4--EXPENSE OFFSET ARRANGEMENTS

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions and (ii) custodian credits which result from periodic overnight cash balances at the custodian. For the six months ended April 30, 2008, the Fund received credits from these arrangements, which resulted in the reduction of the Fund's total expenses of $52,039.

NOTE 5--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

  During the six months ended April 30, 2008, the Fund paid legal fees of $4,426 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 6--BORROWINGS

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company ("SSB"), the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco Aim, not to exceed the contractually agreed upon rate.

  Additionally, the Fund participates in an uncommitted unsecured revolving credit facility with SSB. The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by Invesco Aim, which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan. During the six months ended April 30, 2008, the Fund did not borrow under the uncommitted unsecured revolving credit facility.

NOTE 7--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

  The Fund did not have a capital loss carryforward as of October 31, 2007.

NOTE 8--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2008 was $964,301,539 and $1,063,352,298, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period end.

         UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities                          $364,017,316
------------------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                         (89,527,426)
================================================================================================
Net unrealized appreciation of investment securities                                $274,489,890
________________________________________________________________________________________________
================================================================================================
Cost of investments for tax purposes is $2,169,663,039.




13        AIM SUMMIT FUND

NOTE 9--SHARE INFORMATION

The Fund currently consists of four different classes of shares: Class A, Class B, Class C and Class P. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waiver shares may be subject to a CDSC. Class B shares and Class C shares are sold with a CDSC. Generally, Class B shares will automatically convert to Class A shares on or about month-end which is at least eight years after the date of purchase.

  Class P shares are not sold to members of the general public. Only shareholders who had accounts in the AIM Summit Investors Plans I and AIM Summit Investors Plans II at the close of business on December 8, 2006, may continue to purchase Class P shares.

                                               CHANGES IN SHARES OUTSTANDING
---------------------------------------------------------------------------------------------------------------------------
                                                                   SIX MONTHS ENDED                     YEAR ENDED
                                                                    APRIL 30, 2008                   OCTOBER 31, 2007
                                                            -----------------------------     -----------------------------
                                                               SHARES           AMOUNT           SHARES           AMOUNT
---------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                     1,006,920     $  14,285,772         588,245     $   8,272,526
---------------------------------------------------------------------------------------------------------------------------
  Class B                                                       202,348         2,810,535         160,779         2,153,255
---------------------------------------------------------------------------------------------------------------------------
  Class C                                                       147,338         2,075,152          66,606           933,942
---------------------------------------------------------------------------------------------------------------------------
  Class P                                                     4,078,400        58,351,319       8,990,173       122,364,910
===========================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                        15,035           221,311           1,756            22,911
---------------------------------------------------------------------------------------------------------------------------
  Class B                                                         2,831            41,197             620             8,039
---------------------------------------------------------------------------------------------------------------------------
  Class C                                                         1,257            18,289              59               768
---------------------------------------------------------------------------------------------------------------------------
  Class P                                                     2,980,540        43,992,761       1,057,604        13,822,887
===========================================================================================================================
Automatic conversion of Class B shares to Class A
  shares:
  Class A                                                        99,288         1,345,097           8,545           110,806
---------------------------------------------------------------------------------------------------------------------------
  Class B                                                      (100,630)       (1,345,097)         (8,625)         (110,806)
===========================================================================================================================
Reacquired:
  Class A                                                      (387,518)       (5,346,568)       (206,707)       (2,832,963)
---------------------------------------------------------------------------------------------------------------------------
  Class B                                                       (24,632)         (336,968)        (27,253)         (363,688)
---------------------------------------------------------------------------------------------------------------------------
  Class C                                                       (11,424)         (156,895)         (6,151)          (82,333)
---------------------------------------------------------------------------------------------------------------------------
  Class P                                                   (11,458,717)     (163,130,209)    (28,235,421)     (387,461,007)
===========================================================================================================================
                                                             (3,448,964)    $ (47,174,304)    (17,609,770)    $(243,160,753)
___________________________________________________________________________________________________________________________
===========================================================================================================================





14        AIM SUMMIT FUND

NOTE 10 -- FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                              CLASS A
                                                    ----------------------------------------------------------
                                                                            YEAR ENDED       OCTOBER 31, 2005
                                                    SIX MONTHS ENDED       OCTOBER 31,     (COMMENCEMENT DATE)
                                                        APRIL 30,       -----------------     TO OCTOBER 31,
                                                          2008            2007      2006           2005
--------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                     $ 15.42        $ 12.74    $11.38         $11.38
--------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                     0.02(a)        0.05(a)   0.04(a)          --
--------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized
     and unrealized)                                       (0.86)          2.70      1.35             --
==============================================================================================================
     Total from investment operations                      (0.84)          2.75      1.39             --
==============================================================================================================
Less distributions:
  Dividends from net investment income                     (0.06)         (0.07)    (0.03)            --
--------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                    (0.20)            --        --             --
==============================================================================================================
     Total distributions                                   (0.26)         (0.07)    (0.03)            --
==============================================================================================================
Net asset value, end of period                           $ 14.32        $ 15.42    $12.74         $11.38
______________________________________________________________________________________________________________
==============================================================================================================
Total return(b)                                            (5.50)%        21.65%    12.23%            --
______________________________________________________________________________________________________________
==============================================================================================================

Ratios/supplemental data:
Net assets, end of period (000s omitted)                 $21,266        $11,591    $4,584         $   10
______________________________________________________________________________________________________________
==============================================================================================================
Ratio of expenses to average net assets                     1.04%(c)(d)    1.08%     1.19%            --
==============================================================================================================
Ratio of net investment income to average net
  assets                                                    0.29%(c)       0.37%     0.32%            --
______________________________________________________________________________________________________________
==============================================================================================================
Portfolio turnover rate(e)                                    43%            41%       76%            31%
______________________________________________________________________________________________________________
==============================================================================================================




(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $15,147,146.
(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 1.05% (annualized).
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

                                                                                CLASS B
                                                    --------------------------------------------------------------
                                                                             YEAR ENDED          OCTOBER 31, 2005
                                                    SIX MONTHS ENDED        OCTOBER 31,        (COMMENCEMENT DATE)
                                                        APRIL 30,        -----------------        TO OCTOBER 31,
                                                          2008            2007       2006              2005
------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                     $15.20          $12.64     $11.38            $11.38
------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                            (0.03)(a)       (0.05)(a)  (0.05)(a)            --
------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized
     and unrealized)                                      (0.85)           2.66       1.34                --
==================================================================================================================
     Total from investment operations                     (0.88)           2.61       1.29                --
==================================================================================================================
Less distributions:
  Dividends from net investment income                    (0.00)          (0.05)     (0.03)               --
------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                   (0.20)             --         --                --
==================================================================================================================
     Total distributions                                  (0.20)          (0.05)     (0.03)               --
==================================================================================================================
Net asset value, end of period                           $14.12          $15.20     $12.64            $11.38
__________________________________________________________________________________________________________________
==================================================================================================================
Total return(b)                                           (5.82)%         20.74%     11.34%               --
__________________________________________________________________________________________________________________
==================================================================================================================

Ratios/supplemental data:
Net assets, end of period (000s omitted)                 $3,660          $2,727     $  681            $   10
__________________________________________________________________________________________________________________
==================================================================================================================
Ratio of expenses to average net assets                    1.79%(c)(d)     1.83%      1.94%               --
==================================================================================================================
Ratio of net investment income (loss) to average
  net assets                                              (0.46)%(c)      (0.38)%    (0.43)%              --
__________________________________________________________________________________________________________________
==================================================================================================================
Portfolio turnover rate(e)                                   43%             41%        76%               31%
__________________________________________________________________________________________________________________
==================================================================================================================




(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $3,316,770.
(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 1.80% (annualized).
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.



15        AIM SUMMIT FUND

                                                                             CLASS C
                                                    --------------------------------------------------------
                                                                          YEAR ENDED       OCTOBER 31, 2005
                                                    SIX MONTHS ENDED      OCTOBER 31,    (COMMENCEMENT DATE)
                                                        APRIL 30,      ----------------     TO OCTOBER 31,
                                                          2008          2007      2006           2005
------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                     $15.20        $12.64    $11.38         $11.38
------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                            (0.03)(a)     (0.05)(a) (0.05)(a)         --
------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized
     and unrealized)                                      (0.86)         2.66      1.34             --
============================================================================================================
     Total from investment operations                     (0.89)         2.61      1.29             --
============================================================================================================
Less distributions:
  Dividends from net investment income                    (0.00)        (0.05)    (0.03)            --
------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                   (0.20)           --        --             --
============================================================================================================
     Total distributions                                  (0.20)        (0.05)    (0.03)            --
============================================================================================================
Net asset value, end of period                           $14.11        $15.20    $12.64         $11.38
____________________________________________________________________________________________________________
============================================================================================================
Total return(b)                                           (5.88)%       20.74%    11.34%            --
____________________________________________________________________________________________________________
============================================================================================================

Ratios/supplemental data:
Net assets, end of period (000s omitted)                 $2,859        $  995    $   63         $   10
____________________________________________________________________________________________________________
============================================================================================================
Ratio of expenses to average net assets                    1.79%(c)(d)   1.83%     1.94%            --
============================================================================================================
Ratio of net investment income (loss) to average
  net assets                                              (0.46)%(c)    (0.38)%   (0.43)%           --
____________________________________________________________________________________________________________
============================================================================================================
Portfolio turnover rate(e)                                   43%           41%       76%            31%
____________________________________________________________________________________________________________
============================================================================================================




(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $1,823,722.
(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 1.80% (annualized).
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

                                                                              CLASS P
                                         ---------------------------------------------------------------------------------
                                         SIX MONTHS ENDED                       YEAR ENDED OCTOBER 31,
                                             APRIL 30,      --------------------------------------------------------------
                                               2008            2007         2006         2005         2004         2003
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period        $    15.47      $    12.77   $    11.38   $     9.93   $     9.19   $     7.37
--------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                    0.03(a)         0.07(a)      0.07(a)      0.04(b)     (0.01)       (0.01)
--------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities
     (both realized and unrealized)              (0.87)           2.71         1.35         1.42         0.75         1.83
==========================================================================================================================
     Total from investment operations            (0.84)           2.78         1.42         1.46         0.74         1.82
==========================================================================================================================
Less distributions:
  Dividends from net investment income           (0.07)          (0.08)       (0.03)       (0.01)          --           --
--------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains          (0.20)             --           --           --           --           --
==========================================================================================================================
     Total distributions                         (0.27)          (0.08)       (0.03)       (0.01)          --           --
==========================================================================================================================
Net asset value, end of period              $    14.36      $    15.47   $    12.77   $    11.38   $     9.93   $     9.19
__________________________________________________________________________________________________________________________
==========================================================================================================================
Total return(c)                                  (5.48)%         21.85%       12.49%       14.71%        8.05%       24.69%
__________________________________________________________________________________________________________________________
==========================================================================================================================

Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                                  $2,346,061      $2,594,668   $2,373,809   $2,242,529   $2,081,288   $1,913,954
__________________________________________________________________________________________________________________________
==========================================================================================================================
Ratio of expenses to average net
  assets:
  With fee waivers and/or expense
     reimbursements                               0.89%(d)        0.92%        0.91%        0.93%        0.96%        0.99%
--------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
     reimbursements                               0.90%(d)        0.94%        1.05%        1.08%        1.16%        1.18%
==========================================================================================================================
Ratio of net investment income (loss)
  to average net assets                           0.44%(d)        0.52%        0.60%        0.36%(b)    (0.15)%      (0.18)%
__________________________________________________________________________________________________________________________
==========================================================================================================================
Portfolio turnover rate(e)                          43%             41%          76%          31%          31%          61%
__________________________________________________________________________________________________________________________
==========================================================================================================================




(a)  Calculated using average shares outstanding.
(b)  Net investment income per share and the ratio of net investment income
     (loss) to average net assets include a special cash dividend received of $3.00 per share owned of Microsoft Corp. on December 2, 2004. Net investment income per share and the ratio of net investment income (loss) to average net assets excluding the special dividend are $0.02 and 0.15%, respectively for the year ended October 31, 2005.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(d) Ratios are annualized and based on average daily net assets of $2,371,573,771.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.



16        AIM SUMMIT FUND

NOTE 11--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

PENDING LITIGATION AND REGULATORY INQUIRIES


  On August 30, 2005, the West Virginia Office of the State
Auditor -- Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to Invesco Aim and IADI (Order No. 05-
1318). The WVASC makes findings of fact that Invesco Aim and IADI entered into certain arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that Invesco Aim and IADI violated the West Virginia securities laws. The WVASC orders Invesco Aim and IADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute. By agreement with the Commissioner of Securities, Invesco Aim's time to respond to that Order has been indefinitely suspended.

  Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, Invesco Funds Group, Inc. ("IFG"), Invesco Aim, IADI and/or related entities and individuals, depending on the lawsuit, alleging:

  - that the defendants permitted improper market timing and related activity in the AIM Funds; and

  - that certain AIM Funds inadequately employed fair value pricing. The case pending in Illinois State Court was dismissed with prejudice on May 6, 2008.

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws Employee Retirement Income Security Act of 1974, as amended ("ERISA"), negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid.

  All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various Invesco Aim- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of ERISA purportedly brought on behalf of participants in the Invesco 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On September 15, 2006, the MDL Court granted the Invesco defendants' motion to dismiss the Amended Class Action Complaint for Violations of ERISA and dismissed such Complaint. The plaintiff has commenced an appeal from that decision.

  IFG, Invesco Aim, IADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more Invesco Aim
Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost security holders. IFG, Invesco Aim and IADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, Invesco Aim and/or related entities and individuals in the future.

  At the present time, management of Invesco Aim and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on Invesco Aim, IADI or the Fund.



17        AIM SUMMIT FUND

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2007, through April 30, 2008.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.


---------------------------------------------------------------------------------------------------
                                                                    HYPOTHETICAL
                                                              (5% ANNUAL RETURN BEFORE
                                           ACTUAL                     EXPENSES)
                                 ------------------------------------------------------
                    BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
                  ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
      CLASS         (11/01/07)   (04/30/08)(1)   PERIOD(2)     (04/30/08)    PERIOD(2)      RATIO
---------------------------------------------------------------------------------------------------
        A           $1,000.00       $945.00        $5.03       $1,019.69       $5.22        1.04%
---------------------------------------------------------------------------------------------------
        B            1,000.00        941.80         8.64        1,015.96        8.97        1.79
---------------------------------------------------------------------------------------------------
        C            1,000.00        941.20         8.64        1,015.96        8.97        1.79
---------------------------------------------------------------------------------------------------
        P            1,000.00        945.20         4.30        1,020.44        4.47        0.89
---------------------------------------------------------------------------------------------------



(1) The actual ending account value is based on the actual total return of the Fund for the period November 1, 2007, through April 30, 2008, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.


18        AIM SUMMIT FUND

APPROVAL OF SUB-ADVISORY AGREEMENT

At in-person meetings held on December      and employees of the Affiliated
12-13, 2007, the Board of Trustees of AIM   Sub-Advisors who will provide these
Summit Fund (the "Board"), including a      services. The Board concluded that the
majority of the independent trustees,       nature, extent and quality of the
voting separately, approved the             services to be provided by the Affiliated
sub-advisory agreement for AIM Summit       Sub-Advisors were appropriate. The Board
Fund (the "Fund"), effective on or about    noted that the Affiliated Sub-Advisors,
May 1, 2008. In so doing, the Board         which have offices and personnel that are
determined that the sub-advisory            geographically dispersed in financial
agreement is in the best interests of the   centers around the world, have been
Fund and its shareholders and that the      formed in part for the purpose of
compensation to AIM Funds Management Inc.   researching and compiling information and
(AIM Funds Management Inc. anticipates      making recommendations on the markets and
changing its name to Invesco Trimark        economies of various countries and
Investment Management Inc. on or prior to   securities of companies located in such
December 31, 2008), Invesco Asset           countries or on various types of
Management Deutschland, GmbH, Invesco       investments and investment techniques,
Asset Management Limited, Invesco Asset     and providing investment advisory
Management (Japan) Limited, Invesco         services. The Board concluded that the
Australia Limited, Invesco Global Asset     sub-advisory agreement will benefit the
Management (N.A.), Inc., Invesco Hong       Fund and its shareholders by permitting
Kong Limited, Invesco Institutional         Invesco Aim to utilize the additional
(N.A.), Inc., and Invesco Senior Secured    resources and talent of the Affiliated
Management, Inc. (collectively, the         Sub-Advisors in managing the Fund.
"Affiliated Sub-Advisors") under the
sub-advisory agreement is fair and             B. Fund Performance
reasonable.
                                            The Board did not view Fund performance
   The independent trustees met             as a relevant factor in considering
separately during their evaluation of the   whether to approve the sub-advisory
sub-advisory agreement with independent     agreement for the Fund, as no Affiliated
legal counsel from whom they received       Sub-Advisor currently serves as
independent legal advice, and the           sub-advisor to the Fund.
independent trustees also received
assistance during their deliberations          C. Sub-Advisory Fees
from the independent Senior Officer, a
full-time officer of the AIM Funds who      The Board considered the services to be
reports directly to the independent         provided by the Affiliated Sub-Advisors
trustees. The sub-advisory agreement was    pursuant to the sub-advisory agreement
considered separately for the Fund,         and the services to be provided by
although the Board also considered the      Invesco Aim pursuant to the Fund's
common interests of all of the AIM Funds    advisory agreement, as well as the
in their deliberations. The Board           allocation of fees between Invesco Aim
comprehensively considered all of the       and the Affiliated Sub-Advisors pursuant
information provided to them and did not    to the sub-advisory agreement. The Board
identify any particular factor that was     noted that the sub-advisory fees have no
controlling. Furthermore, each trustee      direct effect on the Fund or its
may have evaluated the information          shareholders, as they are paid by Invesco
provided differently from one another and   Aim to the Affiliated Sub-Advisors, and
attributed different weight to the          that Invesco Aim and the Affiliated
various factors.                            Sub-Advisors are affiliates. After taking
                                            account of the Fund's contractual
   Set forth below is a discussion of the   sub-advisory fee rate, as well as other
material factors and related conclusions    relevant factors, the Board concluded
that formed the basis for the Board's       that the Fund's sub-advisory fees were
approval of the sub-advisory agreement      fair and reasonable.
for the Fund.
                                               D. Financial Resources of the
   A. Nature, Extent and Quality of               Affiliated Sub-Advisors
      Services to be Provided by the
      Affiliated Sub-Advisors               The Board considered whether each
                                            Affiliated Sub-Advisor is financially
The Board reviewed the services to be       sound and has the resources necessary to
provided by the Affiliated Sub-Advisors     perform its obligations under the
under the sub-advisory agreement and the    sub-advisory agreement, and concluded
credentials and experience of the           that each Affiliated Sub-Advisor has the
officers                                    financial resources necessary to fulfill
                                            these obligations.


19     AIM SUMMIT FUND

PROXY RESULTS

A Special Meeting ("Meeting") of Shareholders of AIM Summit Fund (the "Fund"), the sole investment portfolio of AIM Summit Fund, a Delaware statutory trust ("Trust"), was held on February 29, 2008. The Meeting was held for the following purposes:

(1) Elect 13 trustees to the Board of Trustees of the Trust, each of whom will serve until his or her successor is elected and qualified.

(2) Approve an amendment to the Trust's Agreement and Declaration of Trust that would permit the Board of Trustees of the Trust to terminate the Trust, the Fund, or a share class without a shareholder vote.

(3) Approve a new sub-advisory agreement between Invesco Aim Advisors, Inc. and each of AIM Funds Management, Inc.; Invesco Asset Management Deutschland, GmbH; Invesco Asset Management Limited; Invesco Asset Management (Japan) Limited; Invesco Australia Limited; Invesco Global Asset Management (N.A.), Inc.; Invesco Hong Kong Limited; Invesco Institutional (N.A.), Inc.; and Invesco Senior Secured Management, Inc.

(4) Approve an Agreement and Plan of Reorganization that provides for the restructuring of the Fund as a new series portfolio of AIM Equity Funds, an existing open-end management investment company organized as a Delaware statutory trust, the transfer of all of the Fund's assets and liabilities to the new series portfolio and the termination of the Fund as a designated series of the Trust.

The results of the voting on the above matters were as follows:


                                                                                               WITHHELD/
      MATTERS                                                               VOTES FOR        ABSTENTIONS**
----------------------------------------------------------------------------------------------------------
(1)*  Bob R. Baker......................................................   81,558,201          3,007,338
      Frank S. Bayley...................................................   81,524,853          3,040,686
      James T. Bunch....................................................   81,658,509          2,907,030
      Bruce L. Crockett.................................................   81,538,223          3,027,316
      Albert R. Dowden..................................................   81,573,932          2,991,607
      Jack M. Fields....................................................   81,561,783          3,003,756
      Martin L. Flanagan................................................   81,550,693          3,014,846
      Carl Frischling...................................................   81,513,896          3,051,643
      Prema Mathai-Davis................................................   81,542,303          3,023,236
      Lewis F. Pennock..................................................   81,585,352          2,980,187
      Larry Soll, Ph.D. ................................................   81,549,934          3,015,605
      Raymond Stickel, Jr. .............................................   81,605,472          2,960,067
      Philip A. Taylor..................................................   81,528,799          3,036,740




                                                                               VOTES           WITHHELD/           BROKER
                                                           VOTES FOR          AGAINST         ABSTENTIONS        NON-VOTES
--------------------------------------------------------------------------------------------------------------------------
(2)*  Approve an amendment to the Trust's Agreement and
      Declaration of Trust that would permit the Board
      of Trustees of the Trust to terminate the Trust,
      the Fund, and each other series portfolio of the
      Trust, or a share class without a shareholder
      vote.............................................   69,755,397        13,108,532         1,571,135          130,475
(3)   Approve a new sub-advisory agreement between
      Invesco Aim Advisors, Inc. and each of AIM Funds
      Management, Inc.; Invesco Asset Management
      Deutschland, GmbH; Invesco Asset Management
      Limited; Invesco Asset Management (Japan)
      Limited; Invesco Australia Limited; Invesco
      Global Asset Management (N.A.), Inc.; Invesco
      Hong Kong Limited; Invesco Institutional (N.A.),
      Inc.; and Invesco Senior Secured Management,
      Inc..............................................   78,851,417         3,643,364         1,940,283          130,475
(4)   Approve an Agreement and Plan of Reorganization
      that provides for the restructuring of the Fund
      as a new series portfolio of AIM Equity Funds, an
      existing open-end management investment company
      organized as a Delaware statutory trust, the
      transfer of all of the Fund's assets and
      liabilities to the designated series of the
      Trust............................................   75,721,364         6,440,599         2,273,101          130,475



 * Proposals 1 and 2 required approval by a combined vote of the portfolio AIM Summit Fund.

** Includes Broker Non-Votes.


20        AIM SUMMIT FUND

===================================================================================================================================
EDELIVERY
INVESCOAIM.COM/EDELIVERY

REGISTER FOR EDELIVERY - eDelivery is the process of receiving your fund and account information via e-mail. Once your quarterly statements, tax forms, fund reports, and prospectuses are available, we will send you an e-mail notification containing links to these documents. For security purposes, you will need to log in to your account to view your statements and tax forms.

WHY SIGN UP?

Register for eDelivery to:                                         HOW DO I SIGN UP?

-  save your Fund the cost of printing and postage.                It's easy. Just follow these simple steps:

-  reduce the amount of paper you receive.                         1. Log in to your account.

-  gain access to your documents faster by not waiting for the     2. Click on the "Service Center" tab.
   mail.
                                                                   3. Select "Register for eDelivery" and complete the consent
-  view your documents online anytime at your convenience.            process.

- save the documents to your personal computer or print them out for your records.

This service is provided by Invesco Aim Investment Services, Inc.
===================================================================================================================================

FUND HOLDINGS AND PROXY VOTING INFORMATION

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at inves-coaim.com. From our home page, click on Products & Performance, then Mutual Funds, then Fund Overview. Select your Fund from the drop-down menu and click on Complete Quarterly Holdings. Shareholders can also look up the Fund's Forms N-Q on the SEC Web site at sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC Public Reference Room in
Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 942 8090 or 800 732 0330, or by electronic request at the following e-mail address: publicinfo@sec.gov.
The SEC file numbers for the Fund are 811-03443 and 002-76909.

   A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or on the Invesco Aim Web site, invescoaim.com. On the home page, scroll down and click on Proxy Policy. The information is also available on the SEC Web site, sec.gov.

   Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2007, is available at our Web site. Go to invescoaim.com, access the About Us tab, click on Required Notices and then click on Proxy
Voting Activity. Next, select the Fund from the drop-down menu. The information is also available on the SEC Web site, sec.gov.

If used after July 20, 2008, this report must be accompanied by a Fund fact sheet or
Invesco Aim Quarterly Performance Review for the most recent quarter-end. Invesco
Aim --SERVICE MARK-- is a service mark of Invesco Aim Management Group, Inc. Invesco Aim
Advisors, Inc., Invesco Aim Capital Management, Inc., Invesco Aim Private Asset
Management, Inc. and Invesco Power-Shares Capital Management LLC are the investment advisors for the products and services represented by Invesco Aim; they each provide investment advisory services to individual and institutional clients and do not sell
securities. Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc.,              [INVESCO AIM LOGO]
Invesco Global Asset Management (N.A.), Inc., AIM Funds Management Inc. (DBA AIM Trimark               - SERVICE MARK -
Investments), Invesco Asset Management (Japan) Ltd. and Invesco Hong Kong Ltd. are
affiliated investment advisors that serve as the subadvisor for some of the products and services represented by Invesco Aim. AIM Funds Management Inc. anticipates changing its name to Invesco Trimark Investment Management Inc. (DBA Invesco Trimark) on or prior to
Dec. 31, 2008. Invesco Aim Distributors, Inc. is the distributor for the retail mutual funds, exchange-traded funds and U. S. institutional money market funds represented by
Invesco Aim. All entities are indirect, wholly owned subsidiaries of Invesco Ltd.

                                                                    invescoaim.com     SUM-SAR-1     Invesco Aim Distributors, Inc.

ITEM 2.  CODE OF ETHICS.

          There were no amendments to the Code of Ethics (the "Code") that applies to the Registrant's Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO") during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

          Not applicable.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

          Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

          Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

          Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

          Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

          Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

          Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

          None.

ITEM 11. CONTROLS AND PROCEDURES.

(a) As of June 16, 2008, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"), to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act"), as amended. Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that, as of June 16, 2008, the Registrant's disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and
          (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

12(a)(1)  Not applicable.

12(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a)(3)  Not applicable.

12(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM Equity Funds


By: /s/ Philip A. Taylor
    ---------------------------------
    Philip A. Taylor
    Principal Executive Officer

Date: July 3, 2008

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By: /s/ Philip A. Taylor
    ---------------------------------
    Philip A. Taylor
    Principal Executive Officer

Date: July 3, 2008


By: /s/ Sidney M. Dilgren
    ---------------------------------
    Sidney M. Dilgren
    Principal Financial Officer

Date: July 3, 2008

                                  EXHIBIT INDEX

12(a)(1)   Not applicable.

12(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a)(3)   Not applicable.

12(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.